UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.8%
China 32.7%
3SBio Inc.	Biotechnology	4,000	$5,129
[a] 51job Inc., ADR	Professional Services	94	5,869
[a] 58.com Inc., ADR	Interactive Media & Services	352	19,082
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	2,000	11,610
Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	4,705
Agricultural Bank of China Ltd., H	Banks	116,000	50,819
Air China Ltd., H	Airlines	8,000	6,969
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	4,456	610,784
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	9,733
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	5,150
Angang Steel Co. Ltd., H	Metals & Mining	4,000	2,759
Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	19,414
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,391
Anhui Gujing Distillery Co. Ltd., B	Beverages	400	1,988
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	19,184
Autohome Inc., ADR	Interactive Media & Services	210	16,428
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	10,000	6,284
BAIC Motor Corp. Ltd., H	Automobiles	5,000	2,638
[a] Baidu Inc., ADR	Interactive Media & Services	1,038	164,627
Bank of China Ltd., H	Banks	288,000	124,332
Bank of Communications Co. Ltd., H	Banks	30,000	23,412
BBMG Corp., H	Construction Materials	10,000	3,155
[a] BeiGene Ltd., ADR	Biotechnology	124	17,392
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	8,491
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	10,601
[a] Beijing Enterprises Water Group Ltd.	Water Utilities	16,000	8,154
Beijing North Star Co. Ltd., H	Real Estate Management & Development	8,000	2,279
Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	425
	Technology Hardware, Storage &
BOE Technology Group Co. Ltd.	Peripherals	3,600	1,044
Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	5,957
BYD Co. Ltd., H	Automobiles	2,000	12,760
BYD Electronic International Co. Ltd.	Communications Equipment	3,000	3,770
[a] CAR Inc.	Road & Rail	2,000	1,489
Central China Securities Co. Ltd., H	Capital Markets	6,000	1,272
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	44,000	10,453
China Agri-Industries Holdings Ltd.	Food Products	8,000	2,851
China Bluechemical Ltd.	Chemicals	8,000	2,514
China Cinda Asset Management Co. Ltd., H	Capital Markets	36,000	8,736
China CITIC Bank Corp. Ltd., H	Banks	30,000	18,239
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,147
China Communications Construction Co. Ltd., H	Construction & Engineering	18,000	17,013
China Communications Services Corp. Ltd.	Diversified Telecommunication Services	8,000	6,621
China Conch Venture Holdings Ltd.	Machinery	6,000	17,856
China Construction Bank Corp., H	Banks	338,000	278,884
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	1,839
China Eastern Airlines Corp. Ltd., H	Airlines	4,000	2,228
China Everbright Bank Co. Ltd., H	Banks	12,000	5,196
China Everbright International Ltd.	Commercial Services & Supplies	13,703	12,286
China Everbright Ltd.	Capital Markets	4,000	7,091
China Evergrande Group	Real Estate Management & Development	8,000	23,961
China Foods Ltd.	Food Products	4,000	1,461
China Galaxy Securities Co. Ltd., H	Capital Markets	14,000	6,330
China Huarong Asset Management Co. Ltd., H	Capital Markets	38,000	6,941
China International Capital Corp. Ltd., H	Capital Markets	2,400	4,506
China International Marine Containers (Group) Co. Ltd.	Machinery	1,800	1,729
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	16,000	7,193

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

China Life Insurance Co. Ltd., H	Insurance	28,000	59,509
[a] China Literature Ltd.	Media	400	1,855
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	14,000	9,531
China Machinery Engineering Corp., H	Construction & Engineering	4,000	1,895
China Medical System Holdings Ltd.	Pharmaceuticals	4,000	3,719
[a] China Mengniu Dairy Co. Ltd.	Food Products	10,000	31,165
China Merchants Bank Co. Ltd., H	Banks	14,000	51,320
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	7,204
China Merchants Securities Co. Ltd.	Capital Markets	3,600	4,791
China Minsheng Banking Corp. Ltd., H	Banks	24,000	16,553
China Mobile Ltd.	Wireless Telecommunication Services	19,000	182,857
China Molybdenum Co. Ltd., H	Metals & Mining	18,000	6,621
China National Building Material Co. Ltd., H	Construction Materials	13,700	9,379
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	6,877
China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	41,229
China Pacific Insurance Group Co. Ltd., H	Insurance	10,000	32,378
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	92,000	65,686
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	18,000	4,092
China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	9,710
China Railway Group Ltd., H	Construction & Engineering	14,000	12,749
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	6,000	4,200
China Reinsurance Group Corp., H	Insurance	26,000	5,313
China Resources Beer Holdings Co. Ltd.	Beverages	6,000	20,960
China Resources Cement Holdings Ltd.	Construction Materials	8,000	7,204
China Resources Gas Group Ltd.	Gas Utilities	3,000	11,878
China Resources Land Ltd.	Real Estate Management & Development	8,000	30,756
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	7,832
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	8,000	15,388
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	26,301
China South City Holdings Ltd.	Real Estate Management & Development	16,000	2,268
China Southern Airlines Co. Ltd., H	Airlines	8,000	4,956
China State Construction International Holdings Ltd.	Construction & Engineering	8,000	6,356
China Taiping Insurance Holdings Co. Ltd.	Insurance	5,600	15,378
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	52,000	26,567
[a] China Tower Corp. Ltd., H	Diversified Telecommunication Services	132,000	24,952
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	4,659
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	2,136
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	21,356
China Vanke Co. Ltd., H	Real Estate Management & Development	5,000	16,987
China Zhongwang Holdings Ltd.	Metals & Mining	5,600	2,482
Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,200	1,426
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	5,364
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	6,376
CIMC Enric Holdings Ltd.	Machinery	4,000	3,060
Citic Pacific Ltd.	Industrial Conglomerates	18,000	28,232
CITIC Resources Holdings Ltd.	Trading Companies & Distributors	12,000	950
CITIC Securities Co. Ltd., H	Capital Markets	9,000	15,519
CNOOC Ltd.	Oil, Gas & Consumable Fuels	60,000	92,728
[a] COSCO SHIPPING Development Co. Ltd., H	Marine	16,000	1,635
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	4,000	1,998
[a] COSCO Shipping Holdings Co. Ltd.	Marine	10,000	3,768
COSCO Shipping Ports Ltd.	Transportation Infrastructure	8,183	8,048
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	31,648
[a] Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	6,356
CRRC Corp. Ltd., H	Machinery	16,000	15,613
CSC Financial Co. Ltd., H	Capital Markets	6,000	3,410
CSG Holding Co. Ltd.	Construction Materials	3,910	1,234
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	23,093
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,434	38,804
Dali Foods Group Co. Ltd.	Food Products	8,000	5,916

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	12,000	1,548
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	12,000	2,820
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	3,000	1,365
[a] Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,600	944
Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	10,882
ENN Energy Holdings Ltd.	Gas Utilities	2,600	23,063
Everbright Securities Co. Ltd., H	Capital Markets	1,600	1,431
Far East Horizon Ltd.	Diversified Financial Services	8,000	8,072
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	12,000	1,257
Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	1,320	575
Fosun International Ltd.	Industrial Conglomerates	9,000	13,105
Future Land Development Holdings Ltd.	Real Estate Management & Development	8,000	5,477
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	5,119
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	48,000	2,912
[a] GDS Holdings Ltd., ADR	IT Services	168	3,879
Geely Automobile Holdings Ltd.	Automobiles	18,000	31,727
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	5,395
GF Securities Co. Ltd., H	Capital Markets	6,000	8,139
[a] GOME Retail Holdings Ltd.	Specialty Retail	42,000	3,487
Great Wall Motor Co. Ltd., H	Automobiles	12,000	6,882
Greentown China Holdings Ltd.	Real Estate Management & Development	4,000	3,004
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	3,000	1,046
Guangdong Investment Ltd.	Water Utilities	12,000	23,205
Guangshen Railway Co. Ltd., H	Road & Rail	4,000	1,507
Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	11,970
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	2,150
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	6,049
[a] Guangzhou Shipyard International Co. Ltd.	Machinery	4,000	2,611
Guotai Junan International holdings Ltd.	Capital Markets	8,000	1,287
Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	6,474
[a] Haier Electronics Group Co. Ltd.	Household Durables	4,000	9,840
Haitian International Holdings Ltd.	Machinery	2,000	3,857
Haitong Securities Co. Ltd., H	Capital Markets	12,800	12,262
[a] Health & Happiness H&H International Holdings Ltd.	Food Products	1,000	5,709
Hengan International Group Co. Ltd.	Personal Products	2,000	14,561
[a] HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	72,000	2,189
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	3,311
	Independent Power and Renewable
[a] Huadian Energy Co. Ltd.	Electricity Producers	1,600	453
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	8,000	1,952
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	3,607
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	16,000	10,177
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	20,000	5,364
Huatai Securities Co. Ltd., H	Capital Markets	6,800	10,770
Huazhu Group Ltd., ADR	Hotels, Restaurants & Leisure	376	10,765
Industrial and Commercial Bank of China Ltd., H	Banks	296,000	211,338
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	4,728
[a] Iqiyi Inc., ADR	Entertainment	456	6,781
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	2,972	62,204
Jiangling Motors Corp. Ltd., B	Automobiles	400	401
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,579
[a] Jiangxi Bank Co. Ltd., H	Banks	1,000	863
Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	4,705
Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	7,398
Jinzhou Port Co. Ltd., B	Transportation Infrastructure	800	270
Kingsoft Corp. Ltd.	Software	4,000	5,763

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	12,000	12,721
[a] KWG Group Holdings Ltd.	Real Estate Management & Development	5,000	4,426
Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	800	2,595
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	1,600	4,189
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	24,000	16,216
[a] Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	6,437
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	720	2,092
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	5,012
Longfor Group Holdings Ltd.	Real Estate Management & Development	6,000	17,933
Luye Pharma Group Ltd.	Pharmaceuticals	6,000	4,177
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	8,000	3,525
	Technology Hardware, Storage &
[a,b] Meitu Inc., Reg S	Peripherals	7,000	1,958
[a,b] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	1,800	10,093
Metallurgical Corp. of China Ltd.	Construction & Engineering	12,000	2,881
Minth Group Ltd.	Auto Components	2,000	6,450
[a] MMG Ltd.	Metals & Mining	8,000	3,443
[a] Momo Inc., ADR	Interactive Media & Services	364	8,645
NetEase Inc., ADR	Entertainment	274	64,491
New China Life Insurance Co. Ltd., H	Insurance	3,200	12,711
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	512	28,063
Nexteer Automotive Group Ltd.	Auto Components	4,000	5,702
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	5,556
Orient Securities Co. Ltd. of China, H	Capital Markets	4,000	2,509
People's Insurance Co. Group of China Ltd., H	Insurance	32,000	12,875
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	76,000	47,370
PICC Property and Casualty Co. Ltd., H	Insurance	24,000	24,554
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	320	7,181
[a,b] Ping An Healthcare and Technology Co. Ltd., RegS	Health Care Technology	400	1,410
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	18,000	158,979
Poly Property Group Co. Ltd.	Real Estate Management & Development	10,000	3,129
Postal Savings Bank of China Co. Ltd., H	Banks	22,000	11,605
[a,b] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	2,000	1,346
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	1,480	1,270
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	11,000	9,624
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,502
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	1,717
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	6,478
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,000	965
Shanghai Baosight Software Co. Ltd., B	Software	1,000	1,700
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,600	989
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,832
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	5,875
Shanghai Haixin Group Co., B	Pharmaceuticals	1,600	699
Shanghai Huayi Group Corp. Ltd., B	Chemicals	1,400	1,253
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	4,046
Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	1,000	2,020
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	1,000	960
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,200	1,338
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	3,400	4,335
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,000	1,684
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,200	6,507
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	763
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,000	1,225
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,367
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	400	1,335
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,409
Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	5,778
Shenzhen Investment Ltd.	Real Estate Management & Development	16,000	5,293
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,600	29,472
Shimao Property Holdings Ltd.	Real Estate Management & Development	5,000	13,347

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,437
Shui On Land Ltd.	Real Estate Management & Development	13,000	2,889
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	4,000	1,231
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	16,000	2,800
[a] SINA Corp.	Interactive Media & Services	236	12,659
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	11,000	4,847
[a] Sinofert Holdings Ltd.	Chemicals	12,000	1,379
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,000	4,928
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	920
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	5,257
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	16,809
Sinotrans Ltd., H	Air Freight & Logistics	8,000	3,474
Sinotruk Hong Kong Ltd.	Machinery	3,000	4,521
[a] Soho China Ltd.	Real Estate Management & Development	7,000	2,494
Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	26,056
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,400	21,335
[a] TAL Education Group, ADR	Diversified Consumer Services	1,196	31,909
Tencent Holdings Ltd.	Interactive Media & Services	21,200	850,237
[a] Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	4,000	1,528
Tingyi Cayman Islands Holding Corp.	Food Products	4,000	5,344
[a] Towngas China Co. Ltd.	Gas Utilities	4,000	2,968
TravelSky Technology Ltd., H	IT Services	4,000	10,243
Tsingtao Brewery Co. Ltd., H	Beverages	1,800	7,265
Uni-President China Holdings Ltd.	Food Products	4,000	3,474
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,622	8,856
Want Want China Holdings Ltd.	Food Products	20,000	13,999
[a] Weibo Corp., ADR	Interactive Media & Services	188	10,985
Weichai Power Co. Ltd., H	Machinery	8,000	9,145
Weifu High-Technology Co. Ltd., B	Auto Components	800	1,384
[a,b] Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	2,000	12,811
Wuxi Little Swan Co. Ltd., B	Household Durables	400	1,992
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	7,600	12,542
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	4,000	2,524
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	1,773
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	12,000	4,215
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,510
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	6,458
Yuexiu Property Co. Ltd.	Real Estate Management & Development	36,000	6,621
[a] YY Inc., ADR	Interactive Media & Services	150	8,979
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	4,000	4,062
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,469
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	800	2,560
Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	3,965
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	2,000	11,086
Zijin Mining Group Co. Ltd., H	Metals & Mining	24,000	9,104
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	5,200	1,873
[a] ZTE Corp., H	Communications Equipment	2,800	5,293
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,234	19,534
			5,163,428
Hong Kong 11.8%
AIA Group Ltd.	Insurance	45,200	375,255
[a] Alibaba Pictures Group Ltd.	Entertainment	40,000	6,744
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,200	11,564
BOC Hong Kong (Holdings) Ltd.	Banks	13,000	48,318
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	2,268
Cathay Pacific Airways Ltd.	Airlines	2,000	2,846
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	8,000	5,477

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

China Gas Holdings Ltd.	Gas Utilities	6,000	21,381
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	4,000	3,336
CK Asset Holdings Ltd.	Real Estate Management & Development	10,000	73,186
CK Hutchison Holdings Ltd.	Industrial Conglomerates	10,000	96,049
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	15,148
CLP Holdings Ltd.	Electric Utilities	6,000	67,822
Dah Sing Banking Group Ltd.	Banks	1,600	2,824
Dah Sing Financial Group	Banks	800	3,954
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,200	10,860
First Pacific Co. Ltd.	Diversified Financial Services	8,000	3,086
[a] Fullshare Holdings Ltd.	Electrical Equipment	30,000	6,897
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,000	50,886
Great Eagle Holdings Ltd.	Real Estate Management & Development	2,000	8,558
Haitong International Securities Group Ltd.	Capital Markets	8,000	2,514
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	10,187
Hang Lung Properties Ltd.	Real Estate Management & Development	8,000	15,245
Hang Seng Bank Ltd.	Banks	2,600	58,380
Henderson Land Development Co. Ltd.	Real Estate Management & Development	4,400	21,918
Hong Kong and China Gas Co. Ltd.	Gas Utilities	33,200	68,695
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	4,600	133,135
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,400	27,720
Hopewell Holdings Ltd.	Industrial Conglomerates	2,000	8,787
Huabao International Holdings Ltd.	Chemicals	4,000	1,701
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	8,000	2,984
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	9,516
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	800	55,664
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	600	22,026
Johnson Electric Holdings Ltd.	Electrical Equipment	1,000	2,039
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	2,968
Kerry Properties Ltd.	Real Estate Management & Development	2,000	6,833
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	3,000	8,008
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	4,000	3,300
[a] Landing International Development Ltd.	Real Estate Management & Development	4,800	1,508
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	5,089
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	24,000	3,770
Lifestyle International Holdings Ltd.	Multiline Retail	3,000	4,544
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	8,000	81,028
Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	8,154
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	5,371
MTR Corp. Ltd.	Road & Rail	5,000	26,311
New World Development Co. Ltd.	Real Estate Management & Development	22,000	29,111
NWS Holdings Ltd.	Industrial Conglomerates	6,000	12,308
PCCW Ltd.	Diversified Telecommunication Services	16,000	9,217
Power Assets Holdings Ltd.	Electric Utilities	5,000	34,805
Sa Sa International Holdings Ltd.	Specialty Retail	4,153	1,570
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	4,800	13,641
Sands China Ltd.	Hotels, Restaurants & Leisure	8,800	38,552
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	5,926
Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	2,514
Sino Biopharmaceutical Ltd.	Pharmaceuticals	24,000	15,817
Sino Land Co. Ltd.	Real Estate Management & Development	12,000	20,569
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	7,459
Sun Art Retail Group Ltd.	Food & Staples Retailing	8,000	8,154
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,000	71,270
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	21,126
Swire Pacific Ltd., B	Real Estate Management & Development	5,000	8,340
Swire Properties Ltd.	Real Estate Management & Development	4,000	14,050
Techtronic Industries Co. Ltd.	Household Durables	4,000	21,253
Television Broadcasts Ltd.	Media	1,200	2,271
The Bank of East Asia Ltd.	Banks	4,800	15,266
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	10,422

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

VTech Holdings Ltd.	Communications Equipment	600	4,966
[b] WH Group Ltd., Reg S	Food Products	31,000	23,876
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	23,936
Wheelock and Co. Ltd.	Real Estate Management & Development	3,000	17,147
Xinyi Glass Holdings Ltd.	Auto Components	8,000	8,849
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	9,599
			1,865,868
India 12.0%
ABB India Ltd.	Electrical Equipment	196	3,753
ACC Ltd.	Construction Materials	174	3,759
Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	2,348
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,600	14,438
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	3,568	2,604
Ambuja Cements Ltd.	Construction Materials	2,984	9,621
Ashok Leyland Ltd.	Machinery	4,512	6,624
Asian Paints Ltd.	Chemicals	1,102	21,673
Aurobindo Pharma Ltd.	Pharmaceuticals	926	9,722
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	318	7,318
[a] Axis Bank Ltd.	Banks	6,706	59,544
Bajaj Auto Ltd.	Automobiles	334	13,013
Bajaj Finance Ltd.	Consumer Finance	638	24,173
Bajaj Finserv Ltd.	Insurance	148	13,730
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	102	4,310
Bandhan Bank Ltd.	Banks	482	3,798
[a] Bank of Baroda	Banks	1,776	3,022
[a] Bank of India	Banks	800	1,193
Berger Paints India Ltd.	Chemicals	898	4,249
Bharat Electronics Ltd.	Aerospace & Defense	2,272	2,862
Bharat Forge Ltd.	Auto Components	718	5,232
Bharat Heavy Electricals Ltd.	Electrical Equipment	3,396	3,556
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,814	19,817
Bharti Airtel Ltd.	Wireless Telecommunication Services	4,884	21,861
Bharti Infratel Ltd.	Diversified Telecommunication Services	3,284	12,183
Biocon Ltd.	Biotechnology	492	4,433
Bosch Ltd.	Auto Components	24	6,742
Britannia Industries Ltd.	Food Products	224	9,996
Cadila Healthcare Ltd.	Pharmaceuticals	948	4,732
[a] Canara Bank Ltd.	Banks	460	1,812
Castrol India Ltd.	Chemicals	914	1,980
Cipla Ltd.	Pharmaceuticals	1,240	9,227
Coal India Ltd.	Oil, Gas & Consumable Fuels	4,828	16,649
Colgate-Palmolive India Ltd.	Personal Products	276	5,311
Container Corp. of India Ltd.	Road & Rail	640	6,304
Cummins India Ltd.	Machinery	256	3,116
Dabur India Ltd.	Personal Products	1,880	11,597
Divi's Laboratories Ltd.	Life Sciences Tools & Services	306	6,499
DLF Ltd.	Real Estate Management & Development	1,624	4,130
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	312	11,693
Eicher Motors Ltd.	Automobiles	48	15,922
Emami Ltd.	Personal Products	420	2,527
Exide Industries Ltd.	Auto Components	786	3,017
[a] Future Retail Ltd.	Multiline Retail	780	5,607
GAIL India Ltd.	Gas Utilities	2,084	10,755
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	40	4,380
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	532	5,281
[a] GMR Infrastructure Ltd.	Construction & Engineering	8,142	1,913
Godrej Consumer Products Ltd.	Personal Products	1,410	16,372
Godrej Industries Ltd.	Industrial Conglomerates	270	2,113
Grasim Industries Ltd.	Construction Materials	1,234	14,593
Havell's India Ltd.	Electrical Equipment	924	9,152
HCL Technologies Ltd.	IT Services	2,022	27,930
[d] HDFC Standard Life Insurance Co. Ltd., 144A	Insurance	1,218	6,754

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Hero Motocorp Ltd.	Automobiles	356	15,829
Hindalco Industries Ltd.	Metals & Mining	3,430	11,113
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,326	8,437
Hindustan Unilever Ltd.	Household Products	2,614	68,131
Hindustan Zinc Ltd.	Metals & Mining	902	3,600
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	6,234	175,760
[b] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	414	5,126
[b] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	994	4,620
[a] IDBI Bank Ltd.	Banks	2,038	1,788
IDFC Bank Ltd.	Banks	5,150	3,198
IDFC Ltd.	Diversified Financial Services	400	250
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,242	15,190
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	8,370	16,431
Infosys Ltd.	IT Services	14,136	133,423
[b] InterGlobe Aviation Ltd., Reg S	Airlines	362	6,041
ITC Ltd.	Tobacco	10,782	43,497
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,410	3,330
	Independent Power and Renewable
[a] JSW Energy Ltd.	Electricity Producers	1,472	1,447
JSW Steel Ltd.	Metals & Mining	4,528	19,895
Kansai Nerolac Paints Ltd.	Chemicals	498	3,501
L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	3,685
[b] Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	2,827
Larsen & Toubro Ltd.	Construction & Engineering	1,204	24,791
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	954	6,678
Lupin Ltd.	Pharmaceuticals	852	10,304
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	7,137
Mahindra & Mahindra Ltd.	Automobiles	2,186	25,170
Marico Ltd.	Personal Products	1,740	9,306
Maruti Suzuki India Ltd.	Automobiles	454	48,547
Motherson Sumi Systems Ltd.	Auto Components	3,615	8,639
Mphasis Ltd.	IT Services	283	4,128
MRF Ltd.	Auto Components	4	3,838
Nestle India Ltd.	Food Products	90	14,290
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	9,490	3,534
NMDC Ltd.	Metals & Mining	2,926	4,059
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	7,560	16,140
[c] Odisha Cement Ltd.	Construction Materials	176	2,773
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	11,774	25,280
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,050	2,629
Oracle Financial Services Software Ltd.	Software	88	4,674
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	20	7,230
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,078	3,461
Pidilite Industries Ltd.	Chemicals	474	7,522
Piramal Enterprises Ltd.	Pharmaceuticals	324	11,053
Power Finance Corp. Ltd.	Diversified Financial Services	2,200	3,383
Power Grid Corp. of India Ltd.	Electric Utilities	2,960	8,422
[a] Punjab National Bank Ltd.	Banks	1,800	2,014
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	534	4,367
REC Ltd.	Diversified Financial Services	2,528	4,423
Reliance Capital Ltd.	Diversified Financial Services	476	1,565
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	11,566	185,753
Reliance Infrastructure Ltd.	Electric Utilities	496	2,246
	Independent Power and Renewable
[a] Reliance Power Ltd.	Electricity Producers	2,116	868
SBI Life Insurance Co. Ltd.	Insurance	420	3,597
Shree Cement Ltd.	Construction Materials	32	7,900
Shriram Transport Finance Co. Ltd.	Consumer Finance	646	11,473
Siemens Ltd.	Industrial Conglomerates	330	4,948
[a] State Bank of India	Banks	6,482	27,473
[a] Steel Authority of India Ltd.	Metals & Mining	3,820	3,083
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,162	25,664

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sun TV Network Ltd.	Media	324	2,820
Tata Communications Ltd.	Diversified Telecommunication Services	262	1,968
Tata Consultancy Services Ltd.	IT Services	3,368	91,324
[a] Tata Motors Ltd.	Automobiles	3,862	9,553
[a] Tata Motors Ltd., A	Automobiles	1,030	1,367
Tata Power Co. Ltd.	Electric Utilities	3,648	4,013
Tata Steel Ltd.	Metals & Mining	1,042	7,777
Tech Mahindra Ltd.	IT Services	1,786	18,500
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,190	15,869
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	156	3,958
Torrent Power Ltd.	Electric Utilities	444	1,665
UltraTech Cement Ltd.	Construction Materials	398	22,752
[a] Union Bank of India Ltd.	Banks	560	689
United Breweries Ltd.	Beverages	256	5,049
[a] United Spirits Ltd.	Beverages	1,140	10,382
UPL Ltd.	Chemicals	1,360	14,771
Vakrangee Ltd.	IT Services	2,064	985
Vedanta Ltd.	Metals & Mining	5,998	17,372
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	8,156	4,410
Wipro Ltd.	IT Services	3,866	18,321
[a] Wockhardt Ltd.	Pharmaceuticals	112	839
Yes Bank Ltd.	Banks	6,410	16,692
Zee Entertainment Enterprises Ltd.	Media	2,028	13,840
			1,885,337
Indonesia 2.5%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	48,000	4,055
Astra Agro Lestari Tbk PT	Food Products	1,800	1,480
Astra International Tbk PT	Automobiles	74,800	42,784
Bank Central Asia Tbk PT	Banks	35,600	64,367
Bank Danamon Indonesia Tbk PT	Banks	12,000	6,342
Bank Mandiri Persero Tbk PT	Banks	69,200	35,490
Bank Negara Indonesia Persero Tbk PT	Banks	27,000	16,523
Bank Rakyat Indonesia Persero Tbk PT	Banks	196,000	49,886
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	4,665
[a] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	29,200	2,548
Charoen Pokphand Indonesia Tbk PT	Food Products	27,000	13,566
Gudang Garam Tbk PT	Tobacco	1,800	10,468
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	33,600	8,669
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,600	7,711
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,200	6,672
Indofood CBP Sukses Makmur Tbk PT	Food Products	8,800	6,395
Indofood Sukses Makmur Tbk PT	Food Products	14,600	7,564
Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,400	2,500
Kalbe Farma Tbk PT	Pharmaceuticals	72,400	7,653
Matahari Department Store Tbk PT	Multiline Retail	9,000	3,505
Media Nusantara Citra Tbk PT	Media	19,000	912
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	38,800	5,720
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	174,200	45,428
[a] PT XL Axiata Tbk	Wireless Telecommunication Services	13,800	1,900
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,200	8,957
Surya Citra Media Tbk PT	Media	22,000	2,861
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	7,600	1,902
Unilever Indonesia Tbk PT	Household Products	4,000	12,628
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,600	10,651

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Vale Indonesia Tbk PT	Metals & Mining	7,800	1,768
			395,570
Italy 0.1%
Prada SpA	Textiles, Apparel & Luxury Goods	2,000	6,591

Luxembourg 0.0%†
L'Occitane International SA	Specialty Retail	2,000	3,653

Macau 0.1%
Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	8,000	1,390
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	5,600	12,216
			13,606
Malaysia 3.3%
AirAsia Group Bhd.	Airlines	5,400	3,881
Alliance Bank Malaysia Bhd.	Banks	4,200	4,086
AMMB Holdings Bhd.	Banks	7,200	7,562
Astro Malaysia Holdings Bhd.	Media	5,400	1,699
Axiata Group Bhd.	Wireless Telecommunication Services	17,000	16,167
British American Tobacco Malaysia Bhd.	Tobacco	600	5,238
[a] Bumi Armada Bhd.	Energy Equipment & Services	9,000	338
CIMB Group Holdings Bhd.	Banks	24,600	33,991
Dialog Group Bhd.	Energy Equipment & Services	17,400	13,095
Digi.com Bhd.	Wireless Telecommunication Services	12,800	13,938
FGV Holdings Bhd.	Food Products	7,200	1,246
Gamuda Bhd.	Construction & Engineering	8,400	4,756
Genting Bhd.	Hotels, Restaurants & Leisure	8,600	12,694
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	7,893
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,800	6,674
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	5,400	8,023
Hong Leong Bank Bhd.	Banks	2,400	11,848
Hong Leong Financial Group Bhd.	Banks	1,000	4,491
IHH Healthcare Bhd.	Health Care Providers & Services	10,800	14,086
IJM Corp. Bhd.	Construction & Engineering	12,200	4,783
IOI Corp. Bhd.	Food Products	11,800	12,707
IOI Properties Group Bhd.	Real Estate Management & Development	7,200	2,683
	Equity Real Estate Investment Trusts
KLCCP Stapled Group	(REITs)	1,800	3,336
Kuala Lumpur Kepong Bhd.	Food Products	1,800	10,767
Malayan Banking Bhd.	Banks	21,238	48,823
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,400	6,895
Maxis Bhd.	Wireless Telecommunication Services	10,600	13,723
MISC Bhd.	Marine	5,400	8,755
MMC Corp. Bhd.	Industrial Conglomerates	2,200	442
Nestle (Malaysia) Bhd.	Food Products	200	7,134
Petronas Chemicals Group Bhd.	Chemicals	9,400	21,131
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	7,695
Petronas Gas Bhd.	Gas Utilities	3,000	13,938
PPB Group Bhd.	Food Products	2,640	11,231
Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,600	7,714
Public Bank Bhd.	Banks	11,200	67,105
RHB Bank Bhd	Banks	4,400	5,632
[a] Sapura Energy Bhd.	Energy Equipment & Services	17,200	1,207
[a] Sapura Energy Bhd., rts., 1/16/19	Energy Equipment & Services	35,547	—
Sime Darby Bhd.	Industrial Conglomerates	13,600	7,898
Sime Darby Plantation Bhd.	Food Products	13,600	15,665
Sime Darby Property Bhd.	Real Estate Management & Development	13,600	3,275
Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,600	2,961
Tenaga Nasional Bhd.	Electric Utilities	14,400	47,390
UEM Sunrise Bhd.	Real Estate Management & Development	4,800	772
Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,329
YTL Corp. Bhd.	Multi-Utilities	17,800	4,350

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

YTL Power International Bhd.	Multi-Utilities	8,000	1,607
			514,654
Pakistan 0.1%
Fauji Fertilizer Co. Ltd.	Chemicals	3,000	2,007
Habib Bank Ltd.	Banks	2,600	2,256
[a] National Bank of Pakistan	Banks	2,000	606
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	922
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,070	2,232
			8,023
Philippines 1.3%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	6,000	4,005
Alliance Global Group Inc.	Industrial Conglomerates	15,000	3,395
Ayala Corp.	Diversified Financial Services	925	15,832
Ayala Land Inc.	Real Estate Management & Development	25,600	19,765
Bank of the Philippine Islands	Banks	6,844	12,234
BDO Unibank Inc.	Banks	6,960	17,312
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	13,200	2,362
DMCI Holdings Inc.	Industrial Conglomerates	14,200	3,451
Globe Telecom Inc.	Wireless Telecommunication Services	110	3,975
GT Capital Holdings Inc.	Diversified Financial Services	351	6,508
International Container Terminal Services Inc.	Transportation Infrastructure	4,200	7,987
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,560	8,657
LT Group Inc.	Industrial Conglomerates	10,600	3,346
Manila Electric Co.	Electric Utilities	1,020	7,371
Megaworld Corp.	Real Estate Management & Development	44,000	3,975
Metro Pacific Investments Corp.	Diversified Financial Services	54,600	4,818
Metropolitan Bank & Trust Co.	Banks	6,126	9,430
Petron Corp.	Oil, Gas & Consumable Fuels	9,200	1,349
PLDT Inc.	Wireless Telecommunication Services	450	9,627
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	4,600	2,016
SM Investments Corp.	Industrial Conglomerates	1,760	30,708
SM Prime Holdings Inc.	Real Estate Management & Development	34,600	23,556
Universal Robina Corp.	Food Products	3,400	8,211
			209,890
Singapore 4.1%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	8,200	15,461
BOC Aviation Ltd.	Trading Companies & Distributors	800	5,921
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	9,000	11,555
CapitaLand Ltd.	Real Estate Management & Development	9,600	21,905
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	8,800	14,591
City Developments Ltd.	Real Estate Management & Development	1,800	10,723
ComfortDelGro Corp. Ltd.	Road & Rail	7,800	12,304
DBS Group Holdings Ltd.	Banks	6,600	114,713
Frasers Property Ltd.	Real Estate Management & Development	1,600	1,937
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	22,200	15,880
Golden Agri-Resources Ltd.	Food Products	24,600	4,422
Hutchison Port Holdings Trust	Transportation Infrastructure	18,800	4,606
Jardine Cycle & Carriage Ltd.	Distributors	400	10,374
Keppel Corp. Ltd.	Industrial Conglomerates	5,600	24,282
M1 Ltd.	Wireless Telecommunication Services	1,400	2,147
Oversea-Chinese Banking Corp. Ltd.	Banks	12,000	99,134
SATS Ltd.	Transportation Infrastructure	2,400	8,205
SembCorp Industries Ltd.	Industrial Conglomerates	3,200	5,963
SembCorp Marine Ltd.	Machinery	3,000	3,390
SIA Engineering Co. Ltd.	Transportation Infrastructure	400	666
Singapore Airlines Ltd.	Airlines	2,000	13,822
Singapore Exchange Ltd.	Capital Markets	3,200	16,787
Singapore Post Ltd.	Air Freight & Logistics	5,800	3,894

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Singapore Press Holdings Ltd.	Media	6,200	10,690
Singapore Technologies Engineering Ltd.	Aerospace & Defense	5,800	14,851
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,600	59,331
StarHub Ltd.	Wireless Telecommunication Services	2,200	2,825
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	6,800	8,880
United Overseas Bank Ltd.	Banks	4,600	82,922
UOL Group Ltd.	Real Estate Management & Development	1,800	8,175
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,000	10,235
Wilmar International Ltd.	Food Products	7,400	16,939
Wing Tai Holdings Ltd.	Real Estate Management & Development	1,600	2,266
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	8,200	7,520
Yanlord Land Group Ltd.	Real Estate Management & Development	2,600	2,327
			649,643
South Korea 14.3%
Amorepacific Corp.	Personal Products	118	22,155
AmorePacific Group	Personal Products	110	7,167
BGF Co. Ltd.	Industrial Conglomerates	48	347
BGF Retail Co. Ltd.	Food & Staples Retailing	22	4,022
BNK Financial Group Inc.	Banks	1,118	7,344
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	179	12,080
[a] Celltrion Inc.	Biotechnology	293	58,427
Cheil Worldwide Inc.	Media	266	5,364
CJ CheilJedang Corp.	Food Products	28	8,294
CJ Corp.	Industrial Conglomerates	48	5,227
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	40	7,238
[a] CJ Logistics Corp.	Road & Rail	28	4,191
Coway Co. Ltd.	Household Durables	202	13,415
Daelim Industrial Co. Ltd.	Construction & Engineering	100	9,186
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	680	3,285
DB Insurance Co. Ltd.	Insurance	170	10,726
DGB Financial Group Inc.	Banks	588	4,379
Dongsuh Cos. Inc.	Food & Staples Retailing	118	1,893
Doosan Corp.	Industrial Conglomerates	22	2,198
[a] Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	240	2,093
[a] Doosan Infracore Co. Ltd.	Machinery	478	3,252
E-MART Inc.	Food & Staples Retailing	76	12,431
GS Engineering & Construction Corp.	Construction & Engineering	212	8,312
GS Holdings Corp.	Oil, Gas & Consumable Fuels	196	9,064
GS Retail Co. Ltd.	Food & Staples Retailing	102	3,702
Hana Financial Group Inc.	Banks	1,102	35,802
Hankook Tire Co. Ltd.	Auto Components	280	10,075
Hanmi Pharm Co. Ltd.	Pharmaceuticals	26	10,812
Hanmi Science Co. Ltd.	Pharmaceuticals	51	3,611
Hanon Systems	Auto Components	618	5,982
Hanssem Co. Ltd.	Household Durables	38	2,295
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	134	3,903
Hanwha Chemical Corp.	Chemicals	314	5,685
Hanwha Corp.	Industrial Conglomerates	170	4,776
Hanwha Life Insurance Co. Ltd.	Insurance	940	3,555
HDC Holdings Co. Ltd.	Construction & Engineering	98	1,515
[a] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	116	5,011
Hite Jinro Co. Ltd.	Beverages	116	1,726
Hotel Shilla Co. Ltd.	Specialty Retail	118	8,090
[a] Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	10	1,658
[a] Hyundai Construction Equipment Co. Ltd.	Machinery	44	1,684
Hyundai Department Store Co. Ltd.	Multiline Retail	58	4,699
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	270	13,212
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	70	8,093
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	156	17,966
[a] Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	11,163
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	232	8,535

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	4,087
Hyundai Mobis Co. Ltd.	Auto Components	242	41,208
Hyundai Motor Co.	Automobiles	518	55,013
Hyundai Steel Co.	Metals & Mining	278	11,274
Hyundai Wia Corp.	Auto Components	54	1,754
Industrial Bank of Korea	Banks	1,014	12,768
Kakao Corp.	Interactive Media & Services	194	17,908
Kangwon Land Inc.	Hotels, Restaurants & Leisure	408	11,701
KB Financial Group Inc.	Banks	1,464	61,011
KCC Corp.	Building Products	22	6,093
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,440
Kia Motors Corp.	Automobiles	956	28,874
[a] Korea Aerospace Industries Ltd.	Aerospace & Defense	248	7,090
Korea Electric Power Corp.	Electric Utilities	942	27,944
[a] Korea Gas Corp.	Gas Utilities	102	4,406
Korea Investment Holdings Co. Ltd.	Capital Markets	146	7,785
Korea Zinc Co. Ltd.	Metals & Mining	36	13,954
Korean Air Lines Co. Ltd.	Airlines	174	5,154
KT&G Corp.	Tobacco	408	37,114
Kumho Petrochemical Co. Ltd.	Chemicals	68	5,320
LG Chem Ltd.	Chemicals	168	52,246
LG Corp.	Industrial Conglomerates	340	21,300
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	850	13,750
LG Electronics Inc.	Household Durables	398	22,222
LG Household & Health Care Ltd.	Personal Products	32	31,576
LG Uplus Corp.	Diversified Telecommunication Services	740	11,706
Lotte Chemical Corp.	Chemicals	54	13,406
[a] Lotte Corp.	Industrial Conglomerates	222	10,485
LOTTE Fine Chemical Co. Ltd.	Chemicals	68	2,502
Lotte Shopping Co. Ltd.	Multiline Retail	36	6,808
LS Corp.	Electrical Equipment	66	2,904
Mando Corp.	Auto Components	102	2,646
Mirae Asset Daewoo Co. Ltd.	Capital Markets	1,600	9,364
Naver Corp.	Interactive Media & Services	500	54,669
NCsoft Corp.	Entertainment	62	25,921
Netmarble Corp.	Entertainment	68	6,795
NH Investment & Securities Co. Ltd.	Capital Markets	492	5,754
[a] NHN Entertainment Corp.	Entertainment	38	1,951
Nongshim Co. Ltd.	Food Products	12	2,737
OCI Co. Ltd.	Chemicals	66	6,329
Orion Corp.	Food Products	82	8,819
Ottogi Corp.	Food Products	4	2,595
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,940
POSCO	Metals & Mining	250	54,445
Posco Daewoo Corp.	Trading Companies & Distributors	188	3,067
S-1 Corp.	Commercial Services & Supplies	72	6,485
S-Oil Corp.	Oil, Gas & Consumable Fuels	156	13,659
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	48	16,627
Samsung C&T Corp.	Industrial Conglomerates	278	26,285
Samsung Card Co. Ltd.	Consumer Finance	118	3,654
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	204	18,923
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	17,422	604,258
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	586	9,243
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	120	28,930
[a] Samsung Heavy Industries Co. Ltd.	Machinery	1,620	10,758
Samsung Life Insurance Co. Ltd.	Insurance	232	16,966
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	194	38,077
Samsung SDS Co. Ltd.	IT Services	116	21,208
Samsung Securities Co. Ltd.	Capital Markets	242	6,832
Shinhan Financial Group Co. Ltd.	Banks	1,684	59,766

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Shinsegae Co. Ltd.	Multiline Retail	26	5,965
[a] SillaJen Inc.	Biotechnology	196	12,911
SK Holdings Co. Ltd.	Industrial Conglomerates	124	28,894
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,916	103,888
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	218	35,070
SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,507
SK Telecom Co. Ltd.	Wireless Telecommunication Services	86	20,772
SKC Co. Ltd.	Chemicals	72	2,310
Woori Bank	Banks	1,824	25,501
Yuhan Corp.	Pharmaceuticals	33	6,048
			2,261,012
Taiwan 12.9%
	Technology Hardware, Storage &
[a] Acer Inc.	Peripherals	12,000	7,593
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	2,000	13,697
	Semiconductors & Semiconductor
[a] ASE Industrial Holding Co. Ltd.	Equipment	12,500	23,709
Asia Cement Corp.	Construction Materials	8,000	8,836
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	2,000	13,111
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	34,000	13,606
Capital Securities Corp.	Capital Markets	6,840	1,992
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,780	20,350
Cathay Financial Holding Co. Ltd.	Insurance	30,000	45,873
Chailease Holding Co. Ltd.	Diversified Financial Services	4,000	12,610
Chang Hwa Commercial Bank Ltd.	Banks	22,880	12,803
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	10,632
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,010	4,094
China Airlines Ltd.	Airlines	10,000	3,579
China Development Financial Holding Corp.	Banks	54,000	17,077
China Life Insurance Co. Ltd.	Insurance	10,600	9,604
China Motor Corp.	Automobiles	2,000	1,581
China Steel Corp.	Metals & Mining	48,000	37,870
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,000	51,469
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	16,000	9,084
CTBC Financial Holding Co. Ltd.	Banks	70,000	46,003
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	8,000	33,705
E.Sun Financial Holding Co. Ltd.	Banks	40,327	26,371
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	11,322
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	4,000	3,332
Eternal Materials Co. Ltd.	Chemicals	4,000	3,052
EVA Airways Corp.	Airlines	8,400	4,318
Evergreen Marine Corp. Taiwan Ltd.	Marine	8,878	3,437
Far Eastern International Bank	Banks	2,000	651
Far Eastern New Century Corp.	Industrial Conglomerates	16,000	14,523
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	14,914
Feng Hsin Steel Co. Ltd.	Metals & Mining	2,000	3,807
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	11,419
First Financial Holding Co. Ltd.	Banks	38,380	24,973
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	6,000	2,598
Formosa Chemicals & Fibre Corp.	Chemicals	12,000	40,993
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	21,277
Formosa Plastics Corp.	Chemicals	18,000	59,147
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,496

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	4,000	7,873
Fubon Financial Holding Co. Ltd.	Diversified Financial Services	28,000	42,860
Giant Manufacturing Co. Ltd.	Leisure Products	2,000	9,402
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	1,000	9,126
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	44,800	103,193
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	2,000	2,300
Hua Nan Financial Holdings Co. Ltd.	Banks	33,440	19,039
	Electronic Equipment, Instruments &
Innolux Corp.	Components	34,000	10,752
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	12,000	8,609
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	380	39,747
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	8,000	10,567
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	6,000	44,799
Mega Financial Holding Co. Ltd.	Banks	42,000	35,459
Nan Ya Plastics Corp.	Chemicals	22,000	54,039
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	4,000	7,158
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	9,240
Oriental Union Chemical Corp.	Chemicals	2,000	1,679
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	8,000	13,378
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	10,606
President Chain Store Corp.	Food & Staples Retailing	2,000	20,236
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	10,000	17,146
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,000	9,305
Shin Kong Financial Holding Co. Ltd.	Insurance	30,432	8,881
SinoPac Financial Holdings Co. Ltd.	Banks	40,800	13,672
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	6,000	7,105
Taishin Financial Holding Co. Ltd.	Banks	37,596	15,962
Taiwan Business Bank	Banks	16,640	5,603
Taiwan Cement Corp.	Construction Materials	15,400	17,837
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	35,020	20,109
Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	2,811
Taiwan Glass Industry Corp.	Building Products	6,000	2,518
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	7,951
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	20,789
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	88,000	645,606
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	3,406
	Electronic Equipment, Instruments &
TPK Holding Co. Ltd.	Components	2,000	3,143
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	2,000	4,347
Uni-President Enterprises Corp.	Food Products	18,000	40,876
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	4,000	2,902
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	42,000	15,372
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	4,000	7,743
Walsin Lihwa Corp.	Electrical Equipment	12,000	6,539

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	2,000	10,021
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	10,293	6,396
	Electronic Equipment, Instruments &
Yageo Corp.	Components	1,000	10,378
Yuanta Financial Holding Co. Ltd.	Capital Markets	44,000	22,117
Yulon Motor Co. Ltd.	Automobiles	4,000	2,369
			2,040,474
Thailand 3.6%
Advanced Info Service PCL	Wireless Telecommunication Services	4,200	22,251
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	16,200	31,967
Bangkok Bank PCL, fgn.	Banks	1,800	11,443
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	31,400	23,916
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	30,600	9,116
Bangkok Life Assurance PCL, NVDR	Insurance	2,000	1,612
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	12,600	5,727
Berli Jucker PCL, NVDR	Food & Staples Retailing	4,000	6,235
BTS Group Holdings PCL, NVDR	Road & Rail	29,200	8,565
Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	6,910
Central Pattana PCL	Real Estate Management & Development	9,200	21,121
Charoen Pokphand Foods PCL, NVDR	Food Products	12,800	9,671
CP ALL PCL	Food & Staples Retailing	19,200	40,541
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,800	3,842
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	1,000	7,617
Energy Absolute PCL, NVDR	Oil, Gas & Consumable Fuels	6,000	7,832
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	1,800	4,920
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	2,000	5,006
Home Product Center PCL, NVDR	Specialty Retail	21,600	10,084
Indorama Ventures PCL, NVDR	Chemicals	6,400	10,663
Intouch Holdings PCL	Wireless Telecommunication Services	7,200	10,559
IRPC PCL	Oil, Gas & Consumable Fuels	39,200	6,923
Kasikornbank PCL, fgn.	Banks	4,600	26,066
Kasikornbank PCL, NVDR	Banks	3,200	18,182
Krung Thai Bank PCL	Banks	23,800	14,034
Land and Houses PCL, NVDR	Real Estate Management & Development	24,200	7,358
Minor International PCL	Hotels, Restaurants & Leisure	13,400	13,993
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,200	18,127
PTT Global Chemical PCL, NVDR	Chemicals	7,800	17,068
PTT PCL	Oil, Gas & Consumable Fuels	52,400	74,029
	Independent Power and Renewable
Ratchaburi Electricity Generating Holding PCL, NVDR	Electricity Producers	3,200	4,988
Siam City Cement PCL, NVDR	Construction Materials	200	1,259
Siam Commercial Bank PCL	Banks	8,800	36,081
[a] Thai Airways International PCL, NVDR	Airlines	3,600	1,338
Thai Oil PCL	Oil, Gas & Consumable Fuels	4,000	8,139
Thai Union Frozen Products PCL	Food Products	10,800	5,373
The Siam Cement PCL	Construction Materials	2,800	37,494
TMB Bank PCL	Banks	82,200	5,554
Total Access Communication PCL	Wireless Telecommunication Services	2,600	3,454
True Corporation PCL, NVDR	Diversified Telecommunication Services	40,800	6,516
			565,574
Total Common Stocks and Other Equity Interests (Cost $18,497,539)			15,583,323
Preferred Stocks 0.7%
South Korea 0.7%
[e] Amorepacific Corp., 1.254%, pfd.	Personal Products	40	3,675
[e] CJ CheilJedang Corp., 2.440%, pfd.	Food Products	8	896
[a,c] CJ Corp., pfd.	Industrial Conglomerates	7	230

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[e] Hyundai Motor Co., 5.769%, pfd.	Automobiles	74	4,656
[e] Hyundai Motor Co., 5.325%, pfd., 2	Automobiles	128	8,833
[e] LG Chem Ltd., 3.095%, pfd.	Chemicals	30	5,256
[e] LG Electronics Inc., 1.708%, pfd.	Household Durables	66	1,559
[e] LG Household & Health Care Ltd., 1.380%, pfd.	Personal Products	8	4,703
[a] Mirae Asset Daewoo Co. Ltd., pfd.	Capital Markets	202	643
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 4.702%, pfd.	Peripherals	3,058	87,015
[e] Samsung Fire & Marine Insurance Co. Ltd., 5.767%, pfd.	Insurance	8	1,244
Total Preferred Stocks (Cost $155,282)			118,710
Warrants (Cost $—) 0.0%
Thailand 0.0%
[a] BTS Group Holdings PCL, wts., 11/29/19	Road & Rail	1	—

Total Investments (Cost $18,652,821) 99.5%			15,702,033

Other Assets, less Liabilities 0.5%			74,922
Net Assets 100.0%			$15,776,955

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $76,868, representing 0.5% of net assets.
cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At December 31, 2018, the value of this security was $6,754, representing less than 0.1% of net assets.
eVariable rate security. The rate shown represents the yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index		Long	1	$48,340	3/15/19	$1,035
*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.9%
Australia 99.5%
Adelaide Brighton Ltd.	Construction Materials	4,424	$13,299
AGL Energy Ltd.	Multi-Utilities	6,280	91,075
ALS Ltd.	Professional Services	4,656	22,224
Alumina Ltd.	Metals & Mining	23,936	38,757
Amcor Ltd.	Containers & Packaging	11,104	103,578
AMP Ltd.	Diversified Financial Services	28,016	48,322
Ansell Ltd.	Health Care Equipment & Supplies	1,288	19,985
Apa Group	Gas Utilities	11,320	67,739
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	6,120	94,097
Atlas Arteria Ltd.	Transportation Infrastructure	6,536	28,804
Aurizon Holdings Ltd.	Road & Rail	18,320	55,200
AusNet Services	Electric Utilities	17,176	18,803
Australia & New Zealand Banking Group Ltd.	Banks	27,808	478,849
Australian Stock Exchange Ltd.	Capital Markets	1,864	78,657
Bank of Queensland Ltd.	Banks	3,856	26,332
Bendigo and Adelaide Bank Ltd.	Banks	4,616	35,064
BHP Group Ltd.	Metals & Mining	30,808	742,409
Bluescope Steel Ltd.	Metals & Mining	5,136	39,629
Boral Ltd.	Construction Materials	11,208	38,979
Brambles Ltd.	Commercial Services & Supplies	15,272	109,128
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	2,512	45,060
Challenger Ltd.	Diversified Financial Services	5,488	36,665
Cimic Group Ltd.	Construction & Engineering	944	28,849
Coca-Cola Amatil Ltd.	Beverages	4,880	28,137
Cochlear Ltd.	Health Care Equipment & Supplies	536	65,496
[a] Coles Group Ltd.	Food & Staples Retailing	10,856	89,724
Commonwealth Bank of Australia	Banks	16,888	860,655
Computershare Ltd.	IT Services	4,640	56,152
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	3,392	28,321
CSL Ltd.	Biotechnology	4,328	564,166
CSR Ltd.	Construction Materials	4,904	9,701
	Equity Real Estate Investment Trusts
Dexus	(REITs)	9,768	73,030
Domain Holdings Australia Ltd.	Interactive Media & Services	2,216	3,479
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	576	16,484
Downer EDI Ltd.	Commercial Services & Supplies	5,704	27,146
DuluxGroup Ltd.	Chemicals	3,776	17,438
Evolution Mining Ltd.	Metals & Mining	10,088	26,206
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	544	16,437
Fortescue Metals Group Ltd.	Metals & Mining	15,440	45,544
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	16,960	126,920
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	17,280	64,962
Harvey Norman Holdings Ltd.	Multiline Retail	5,314	11,822
Healthscope Ltd.	Health Care Providers & Services	16,584	26,036
Iluka Resources Ltd.	Metals & Mining	4,032	21,630
Incitec Pivot Ltd.	Chemicals	15,600	36,022
Insurance Australia Group Ltd.	Insurance	22,152	109,165
IOOF Holdings Ltd.	Capital Markets	3,344	12,171
James Hardie Industries PLC, CDI	Construction Materials	4,232	45,047
LendLease Group	Real Estate Management & Development	5,432	44,475
Macquarie Group Ltd.	Capital Markets	2,952	225,797
Magellan Financial Group Ltd.	Capital Markets	1,288	21,345
Medibank Private Ltd.	Insurance	26,432	47,823
Metcash Ltd.	Food & Staples Retailing	8,832	15,233
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	35,600	56,140
National Australia Bank Ltd.	Banks	26,104	442,339

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Newcrest Mining Ltd.	Metals & Mining	7,368	113,078
Nufarm Ltd.	Chemicals	2,856	11,983
Oil Search Ltd.	Oil, Gas & Consumable Fuels	12,760	64,319
Orica Ltd.	Chemicals	3,624	44,010
[a] Origin Energy Ltd.	Oil, Gas & Consumable Fuels	16,824	76,631
Orora Ltd.	Containers & Packaging	11,512	24,881
OZ Minerals Ltd.	Metals & Mining	3,048	18,883
Perpetual Ltd.	Capital Markets	424	9,695
Platinum Asset Management Ltd.	Capital Markets	2,256	7,719
Qantas Airways Ltd.	Airlines	6,152	25,077
QBE Insurance Group Ltd.	Insurance	12,712	90,387
Ramsay Health Care Ltd.	Health Care Providers & Services	1,224	49,746
REA Group Ltd.	Interactive Media & Services	488	25,416
Rio Tinto Ltd.	Metals & Mining	3,560	196,665
Santos Ltd.	Oil, Gas & Consumable Fuels	16,968	65,461
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	49,072	134,732
Seek Ltd.	Professional Services	3,328	39,642
Seven Group Holdings Ltd.	Trading Companies & Distributors	1,264	12,618
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	8,416	15,108
Sonic Healthcare Ltd.	Health Care Providers & Services	4,360	67,865
South32 Ltd.	Metals & Mining	49,320	116,316
	Equity Real Estate Investment Trusts
Stockland	(REITs)	23,352	57,868
Suncorp-Metway Ltd.	Insurance	12,448	110,682
Sydney Airport	Transportation Infrastructure	10,600	50,222
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	18,072	54,580
Telstra Corp. Ltd.	Diversified Telecommunication Services	39,936	80,128
The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,872	25,271
TPG Telecom Ltd.	Diversified Telecommunication Services	3,480	15,777
Transurban Group	Transportation Infrastructure	25,616	210,092
Treasury Wine Estates Ltd.	Beverages	6,896	71,851
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	30,784	56,347
[a] Vocus Group Ltd.	Diversified Telecommunication Services	5,784	13,030
Wesfarmers Ltd.	Food & Staples Retailing	10,864	246,427
Westpac Banking Corp.	Banks	32,832	578,768
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	6,560	19,951
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	8,952	197,385
Woolworths Group Ltd.	Food & Staples Retailing	12,600	260,967
WorleyParsons Ltd.	Energy Equipment & Services	3,265	26,250
			8,782,375
New Zealand 0.3%
[a] Xero Ltd.	Software	880	26,032

United States 0.1%
Sims Metal Management Ltd.	Metals & Mining	1,616	11,422

Total Investments (Cost $9,898,957) 99.9%			8,819,829

Other Assets, less Liabilities 0.1%			11,401
Net Assets 100.0%			$8,831,230

aNon-income producing.

Abbreviations

Selected Portfolio

CDI	- Clearing House Electronic Subregister System Depositary Interest

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 62.3%
Brazil 62.3%
Ambev SA	Beverages	211,200	$838,097
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	16,000	74,680
[a] B2W Cia Digital	Internet & Direct Marketing Retail	8,000	86,734
B3 SA - Brasil Bolsa Balcao	Capital Markets	120,000	830,085
Banco Bradesco SA	Banks	40,800	356,339
Banco BTG Pactual SA	Capital Markets	9,600	58,332
Banco do Brasil SA	Banks	54,400	652,533
Banco Santander Brasil SA	Banks	19,200	211,531
BB Seguridade Participacoes SA	Insurance	32,000	227,796
BR Malls Paricipacoes SA	Real Estate Management & Development	36,800	124,099
[a] BRF SA	Food Products	26,400	149,378
CCR SA	Transportation Infrastructure	53,600	154,891
[a] Centrais Eletricas Brasileiras SA	Electric Utilities	15,200	95,026
[a] Cia Siderurgica Nacional SA	Metals & Mining	29,600	67,513
Cielo SA	IT Services	53,600	122,945
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	16,800	136,541
Companhia Energetica de Minas Gerais	Electric Utilities	4,000	15,512
Companhia Paranaense de Energia-Copel	Electric Utilities	800	6,151
Cosan SA Industria e Comercio	Oil, Gas & Consumable Fuels	8,000	69,065
EDP-Energias do Brasil SA	Electric Utilities	14,400	54,802
Embraer SA	Aerospace & Defense	35,200	196,900
Energisa SA	Electric Utilities	8,800	84,237
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	8,200	69,861
Equatorial Energia SA	Electric Utilities	8,000	153,901
Estacio Participacoes SA	Diversified Consumer Services	12,000	73,565
Fibria Celulose SA	Paper & Forest Products	10,952	191,022
Fleury SA	Health Care Providers & Services	10,400	53,077
Grendene SA	Textiles, Apparel & Luxury Goods	12,800	27,081
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	376	15,772
[b] Hapvida Participacoes e Investimentos SA, Reg S	Health Care Providers & Services	6,400	51,520
Hypera SA	Pharmaceuticals	19,200	149,607
IRB Brasil Resseguros SA	Insurance	9,200	198,112
JBS SA	Food Products	47,200	141,146
Klabin SA	Containers & Packaging	35,200	144,224
Kroton Educacional SA	Diversified Consumer Services	71,200	162,948
Localiza Rent a Car SA	Road & Rail	24,000	184,222
Lojas Americanas SA	Multiline Retail	11,200	43,433
Lojas Renner SA	Multiline Retail	34,400	376,330
M. Dias Branco SA	Food Products	4,000	44,172
Magazine Luiza SA	Multiline Retail	3,520	164,450
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	12,800	80,286
Natura Cosmeticos SA	Personal Products	8,800	102,174
[a] Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	8,000	60,025
Odontoprev SA	Health Care Providers & Services	12,800	45,411
Petrobras Distribuidora SA	Specialty Retail	16,000	106,096
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	140,000	917,500
Porto Seguro SA	Insurance	4,800	64,586
Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	12,000	39,910
Raia Drogasil SA	Food & Staples Retailing	10,856	160,078
[a] Rumo SA	Road & Rail	53,600	235,103
Sao Martinho SA	Food Products	8,000	37,546
Smiles Fidelidade SA	Media	2,712	30,627
Sul America SA	Insurance	10,400	76,744
Suzano Papel e Celulose SA	Paper & Forest Products	22,400	220,084
Tim Participacoes SA	Wireless Telecommunication Services	38,400	117,407
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	10,400	63,327
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	20,352	279,359
Vale SA	Metals & Mining	164,800	2,168,561

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Via Varejo SA	Specialty Retail	18,400	20,841
Weg SA	Machinery	35,200	159,300
Total Common Stocks (Cost $12,380,011)			11,842,595
Preferred Stocks 37.0%
Brazil 37.0%
[c] Alpargatas SA, 2.773%, pfd.	Textiles, Apparel & Luxury Goods	7,200	31,618
[a] Azul SA, pfd.	Airlines	9,600	89,170
[c] Banco Bradesco SA, 2.955%, pfd.	Banks	158,400	1,579,606
[c] Banco do Estado do Rio Grande do Sul SA, 9.964%, pfd., B	Banks	9,600	54,938
[c] Bradespar SA, 4.055%, pfd.	Metals & Mining	11,200	91,577
[c] Braskem SA, 3.981%, pfd., A	Chemicals	8,800	107,578
[a] Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	10,400	75,590
[c] Cia de Transmissao de Energia Eletrica Paulista, 18.166%, pfd.	Electric Utilities	2,400	42,839
[c] Companhia Brasileira de Distribuicao, 1.691%, pfd., A	Food & Staples Retailing	7,464	155,953
[c] Companhia de Gas de Sao Paulo, 8.158%, pfd., A	Gas Utilities	800	12,127
[c] Companhia Energetica de Minas Gerais, 4.646%, pfd.	Electric Utilities	44,000	157,348
[c] Companhia Paranaense de Energia, 7.142%, pfd., B	Electric Utilities	4,800	37,835
[c] Gerdau SA, 2.564%, pfd.	Metals & Mining	48,800	186,600
[c] Itau Unibanco Holding SA, 5.972%, pfd.	Banks	221,600	2,029,749
[c] Itausa-Investimentos Itau SA, 3.510%, pfd.	Banks	262,400	817,852
[c] Lojas Americanas SA, 0.381%, pfd.	Multiline Retail	35,200	178,918
[c] Petroleo Brasileiro SA, 3.968%, pfd.	Oil, Gas & Consumable Fuels	186,400	1,090,770
[c] Telefonica Brasil SA, 8.910%, pfd.	Diversified Telecommunication Services	20,000	238,560
[c] Usinas Siderurgicas de Minas Gerais SA, 0.521%, pfd., A	Metals & Mining	18,400	43,772

Total Preferred Stocks (Cost $6,798,985)			7,022,400
Total Investments (Cost $19,178,996) 99.3%			18,864,995

Other Assets, less Liabilities 0.7%			133,621
Net Assets 100.0%			$18,998,616

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $51,520, representing 0.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MINI Bovespa Index	Long	26	$118,742	2/13/19	$1,807
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.7%
Canada 97.4%
Agnico Eagle Mines Ltd.	Metals & Mining	663	$26,747
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,215	60,412
Bank of Montreal	Banks	1,848	120,679
Bank of Nova Scotia	Banks	3,534	176,079
Barrick Gold Corp.	Metals & Mining	4,968	67,038
BCE Inc.	Diversified Telecommunication Services	855	33,761
[a] Blackberry Ltd.	Software	1,401	9,960
Brookfield Asset Management Inc., A	Capital Markets	2,424	92,857
Canadian Imperial Bank of Commerce	Banks	1,272	94,697
Canadian National Railway Co.	Road & Rail	2,106	155,907
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	3,408	82,193
Canadian Pacific Railway Ltd.	Road & Rail	411	72,895
Canadian Tire Corp. Ltd., A	Multiline Retail	171	17,871
Canadian Utilities Ltd., A	Multi-Utilities	345	7,911
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	2,937	20,644
[a] CGI Group Inc., A	IT Services	717	43,835
CI Financial Corp.	Capital Markets	666	8,426
Constellation Software Inc.	Software	58	37,109
Dollarama Inc.	Multiline Retail	939	22,323
Enbridge Inc.	Oil, Gas & Consumable Fuels	5,715	177,459
EnCana Corp.	Oil, Gas & Consumable Fuels	2,745	15,837
Fairfax Financial Holdings Ltd.	Insurance	78	34,322
Fortis Inc.	Electric Utilities	1,221	40,685
Franco-Nevada Corp.	Metals & Mining	525	36,798
George Weston Ltd.	Food & Staples Retailing	207	13,648
Goldcorp Inc.	Metals & Mining	2,469	24,169
Great-West Lifeco Inc.	Insurance	795	16,403
Husky Energy Inc.	Oil, Gas & Consumable Fuels	882	9,112
Hydro One Ltd.	Electric Utilities	900	13,344
IGM Financial Inc.	Capital Markets	243	5,521
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	696	17,627
Intact Financial Corp.	Insurance	399	28,977
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	1,110	15,718
Loblaw Cos. Ltd.	Food & Staples Retailing	540	24,161
Magna International Inc.	Auto Components	930	42,197
Manulife Financial Corp.	Insurance	5,688	80,668
Metro Inc., A	Food & Staples Retailing	687	23,812
National Bank of Canada	Banks	960	39,397
Nutrien Ltd.	Chemicals	1,752	82,251
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	1,431	42,444
Power Corp. of Canada	Insurance	1,116	20,044
Power Financial Corp.	Insurance	708	13,390
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	678	35,404
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	879	15,317
Rogers Communications Inc., B	Wireless Telecommunication Services	1,026	52,554
Royal Bank of Canada	Banks	4,140	283,234
Saputo Inc.	Food Products	627	17,991
Shaw Communications Inc.	Media	1,248	22,579
SNC-Lavalin Group Inc., A	Construction & Engineering	504	16,945
Sun Life Financial Inc.	Insurance	1,740	57,698
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	4,680	130,655
Teck Resources Ltd., B	Metals & Mining	1,455	31,309
TELUS Corp.	Diversified Telecommunication Services	579	19,183
The Toronto-Dominion Bank	Banks	5,286	262,636
Thomson Reuters Corp.	Professional Services	567	27,370
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	723	8,989
TransCanada Corp.	Oil, Gas & Consumable Fuels	2,598	92,731
[a] Turquoise Hill Resources Ltd.	Metals & Mining	2,865	4,720

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Wheaton Precious Metals Corp.	Metals & Mining	1,272	24,820
			3,073,463
United States 2.3%
[a] Bausch Health Cos. Inc.	Pharmaceuticals	984	18,191
IESI-BFC Ltd.	Commercial Services & Supplies	753	55,866
			74,057
Total Investments (Cost $3,678,632) 99.7%			3,147,520
Other Assets, less Liabilities 0.3%			9,503
Net Assets 100.0%			$3,157,023

aNon-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.9%
China 98.4%
3SBio Inc.	Biotechnology	28,000	$35,906
[a] 51job Inc., ADR	Professional Services	544	33,967
[a] 58.com Inc., ADR	Interactive Media & Services	2,304	124,900
Agile Group Holdings Ltd.	Real Estate Management & Development	32,000	37,643
Agricultural Bank of China Ltd., H	Banks	736,000	322,438
Air China Ltd., H	Airlines	48,000	41,812
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	28,648	3,926,781
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	80,000	64,884
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	96,000	30,899
Angang Steel Co. Ltd., H	Metals & Mining	32,000	22,071
Anhui Conch Cement Co. Ltd., H	Construction Materials	28,000	135,899
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	16,000	9,564
Anhui Gujing Distillery Co. Ltd., B	Beverages	3,200	15,903
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	32,000	153,474
Autohome Inc., ADR	Interactive Media & Services	1,320	103,264
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	56,000	35,191
BAIC Motor Corp. Ltd., H	Automobiles	36,000	18,990
[a] Baidu Inc., ADR	Interactive Media & Services	6,600	1,046,760
Bank of China Ltd., H	Banks	1,816,000	783,983
Bank of Communications Co. Ltd., H	Banks	184,000	143,593
BBMG Corp., H	Construction Materials	56,000	17,667
[a] BeiGene Ltd., ADR	Biotechnology	784	109,964
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	40,000	42,456
Beijing Enterprises Holdings Ltd.	Gas Utilities	12,000	63,607
[a] Beijing Enterprises Water Group Ltd.	Water Utilities	96,000	48,924
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	32,000	7,725
Beijing North Star Co. Ltd., H	Real Estate Management & Development	16,000	4,557
Bengang Steel Plates Co. Ltd., B	Metals & Mining	9,600	2,550
	Technology Hardware, Storage &
BOE Technology Group Co. Ltd.	Peripherals	22,400	6,495
Brilliance China Automotive Holdings Ltd.	Automobiles	64,000	47,657
BYD Co. Ltd., H	Automobiles	16,000	102,077
BYD Electronic International Co. Ltd.	Communications Equipment	20,000	25,136
[a] CAR Inc.	Road & Rail	16,000	11,914
Central China Securities Co. Ltd., H	Capital Markets	24,000	5,089
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	264,000	62,718
China Agri-Industries Holdings Ltd.	Food Products	48,000	17,105
China Bluechemical Ltd.	Chemicals	48,000	15,082
China Cinda Asset Management Co. Ltd., H	Capital Markets	224,000	54,360
China CITIC Bank Corp. Ltd., H	Banks	200,000	121,594
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	48,000	18,883
China Communications Construction Co. Ltd., H	Construction & Engineering	104,000	98,297
China Communications Services Corp. Ltd.	Diversified Telecommunication Services	64,000	52,970
China Conch Venture Holdings Ltd.	Machinery	40,000	119,039
China Construction Bank Corp., H	Banks	2,128,000	1,755,814
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	80,000	12,262
China Eastern Airlines Corp. Ltd., H	Airlines	32,000	17,820
China Everbright Bank Co. Ltd., H	Banks	72,000	31,175
China Everbright International Ltd.	Commercial Services & Supplies	88,000	78,903
China Everbright Ltd.	Capital Markets	16,000	28,365
China Evergrande Group	Real Estate Management & Development	48,000	143,767
China Foods Ltd.	Food Products	16,000	5,845
China Galaxy Securities Co. Ltd., H	Capital Markets	88,000	39,789
China Huarong Asset Management Co. Ltd., H	Capital Markets	232,000	42,374
China International Capital Corp. Ltd., H	Capital Markets	22,400	42,057
China International Marine Containers (Group) Co. Ltd.	Machinery	10,400	9,989
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	128,000	57,548

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

China Life Insurance Co. Ltd., H	Insurance	176,000	374,059
[a] China Literature Ltd.	Media	4,800	22,255
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	80,000	54,462
China Machinery Engineering Corp., H	Construction & Engineering	24,000	11,373
China Medical System Holdings Ltd.	Pharmaceuticals	24,000	22,316
China Merchants Bank Co. Ltd., H	Banks	92,000	337,244
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	32,000	57,629
China Merchants Securities Co. Ltd.	Capital Markets	22,400	29,812
China Minsheng Banking Corp. Ltd., H	Banks	152,000	104,836
China Mobile Ltd.	Wireless Telecommunication Services	128,000	1,231,877
China Molybdenum Co. Ltd., H	Metals & Mining	96,000	35,313
China National Building Material Co. Ltd., H	Construction Materials	96,000	65,722
China Oilfield Services Ltd., H	Energy Equipment & Services	48,000	41,260
China Overseas Land & Investment Ltd.	Real Estate Management & Development	96,000	329,836
China Pacific Insurance Group Co. Ltd., H	Insurance	60,800	196,859
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	608,000	434,100
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	104,000	23,644
China Railway Construction Corp. Ltd., H	Construction & Engineering	40,000	55,484
China Railway Group Ltd., H	Construction & Engineering	88,000	80,139
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	40,000	27,997
China Reinsurance Group Corp., H	Insurance	160,000	32,697
China Resources Beer Holdings Co. Ltd.	Beverages	37,600	131,347
China Resources Cement Holdings Ltd.	Construction Materials	48,000	43,222
China Resources Gas Group Ltd.	Gas Utilities	19,200	76,022
China Resources Land Ltd.	Real Estate Management & Development	64,000	246,049
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	40,000	52,214
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	48,000	92,329
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	80,000	175,340
China South City Holdings Ltd.	Real Estate Management & Development	64,000	9,074
China Southern Airlines Co. Ltd., H	Airlines	32,000	19,823
China State Construction International Holdings Ltd.	Construction & Engineering	48,000	38,133
China Taiping Insurance Holdings Co. Ltd.	Insurance	35,200	96,662
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	336,000	171,662
[a] China Tower Corp. Ltd., H	Diversified Telecommunication Services	816,000	154,250
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	48,000	27,956
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	144,000	153,760
China Vanke Co. Ltd., H	Real Estate Management & Development	31,200	106,001
China Zhongwang Holdings Ltd.	Metals & Mining	32,000	14,183
Chongqing Changan Automobile Co. Ltd., B	Automobiles	20,000	8,915
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	64,000	34,332
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	80,000	42,507
CIMC Enric Holdings Ltd.	Machinery	16,000	12,241
Citic Pacific Ltd.	Industrial Conglomerates	120,000	188,215
CITIC Resources Holdings Ltd.	Trading Companies & Distributors	64,000	5,068
CITIC Securities Co. Ltd., H	Capital Markets	56,000	96,560
CNOOC Ltd.	Oil, Gas & Consumable Fuels	376,000	581,095
[a] COSCO SHIPPING Development Co. Ltd., H	Marine	88,000	8,992
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	32,000	15,981
[a] COSCO Shipping Holdings Co. Ltd.	Marine	56,000	21,100
COSCO Shipping Ports Ltd.	Transportation Infrastructure	48,000	47,207
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	168,000	204,492
[a] Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	24,000	38,133
CRRC Corp. Ltd., H	Machinery	96,000	93,678
CSC Financial Co. Ltd., H	Capital Markets	20,000	11,367
CSG Holding Co. Ltd.	Construction Materials	24,000	7,571
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	112,000	161,648
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	9,088	245,921
Dali Foods Group Co. Ltd.	Food Products	48,000	35,497
Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	48,000	6,192

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	64,000	15,041
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	18,400	8,372
[a] Dongfang Electric Corp. Ltd., H	Electrical Equipment	8,000	4,721
Dongfeng Motor Group Co. Ltd., H	Automobiles	64,000	58,038
ENN Energy Holdings Ltd.	Gas Utilities	17,600	156,120
Everbright Securities Co. Ltd., H	Capital Markets	4,800	4,292
Far East Horizon Ltd.	Diversified Financial Services	48,000	48,433
Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	7,940	3,458
Fosun International Ltd.	Industrial Conglomerates	52,000	75,715
Future Land Development Holdings Ltd.	Real Estate Management & Development	32,000	21,907
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	12,800	40,954
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	296,000	17,958
[a] GDS Holdings Ltd., ADR	IT Services	1,024	23,644
Geely Automobile Holdings Ltd.	Automobiles	112,000	197,411
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	16,000	21,580
GF Securities Co. Ltd., H	Capital Markets	36,800	49,917
[a] GOME Retail Holdings Ltd.	Specialty Retail	264,000	21,918
Great Wall Motor Co. Ltd., H	Automobiles	72,000	41,291
Greentown China Holdings Ltd.	Real Estate Management & Development	20,000	15,020
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	19,200	6,695
Guangdong Investment Ltd.	Water Utilities	64,000	123,760
Guangshen Railway Co. Ltd., H	Road & Rail	32,000	12,057
Guangzhou Automobile Group Co. Ltd., H	Automobiles	80,000	79,802
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	5,600	20,063
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	25,600	38,714
Guotai Junan Securities Co. Ltd.	Capital Markets	19,200	38,845
[a] Haier Electronics Group Co. Ltd.	Household Durables	32,000	78,719
Haitian International Holdings Ltd.	Machinery	16,000	30,858
Haitong Securities Co. Ltd., H	Capital Markets	80,000	76,635
[a] Health & Happiness H&H International Holdings Ltd.	Food Products	4,000	22,837
Hengan International Group Co. Ltd.	Personal Products	16,000	116,485
[a] HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	416,000	12,646
Hopson Development Holdings Ltd.	Real Estate Management & Development	16,000	13,242
	Independent Power and Renewable
[a] Huadian Energy Co. Ltd.	Electricity Producers	10,400	2,943
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	64,000	15,613
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	32,000	14,428
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	96,000	61,063
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	128,000	34,332
Huatai Securities Co. Ltd., H	Capital Markets	41,600	65,885
Huazhu Group Ltd., ADR	Hotels, Restaurants & Leisure	2,456	70,315
Industrial and Commercial Bank of China Ltd., H	Banks	1,864,000	1,330,859
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	24,800	29,314
[a] Iqiyi Inc., ADR	Entertainment	2,840	42,231
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	18,992	397,503
Jiangling Motors Corp. Ltd., B	Automobiles	2,400	2,406
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	32,000	44,632
[a] Jiangxi Bank Co. Ltd., H	Banks	12,000	10,361
Jiangxi Copper Co. Ltd., H	Metals & Mining	32,000	37,643
Jiayuan International Group Ltd.	Real Estate Management & Development	32,000	59,182
Jinzhou Port Co. Ltd., B	Transportation Infrastructure	5,600	1,887
Kingsoft Corp. Ltd.	Software	24,000	34,578
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	64,000	67,847
[a] KWG Group Holdings Ltd.	Real Estate Management & Development	24,000	21,243
Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	4,000	12,976
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	9,600	25,136

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	176,000	118,917
[a] Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	36,000	38,624
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	3,200	9,298
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	16,000	20,048
Longfor Group Holdings Ltd.	Real Estate Management & Development	36,000	107,595
Luye Pharma Group Ltd.	Pharmaceuticals	40,000	27,844
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	32,000	14,101
	Technology Hardware, Storage &
[a,b] Meitu Inc., Reg S	Peripherals	44,000	12,308
[a,b] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	12,000	67,285
Metallurgical Corp. of China Ltd.	Construction & Engineering	72,000	17,289
[a] Momo Inc., ADR	Interactive Media & Services	2,240	53,200
NetEase Inc., ADR	Entertainment	1,744	410,485
New China Life Insurance Co. Ltd., H	Insurance	20,800	82,622
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,264	178,900
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	40,000	37,040
Orient Securities Co. Ltd. of China, H	Capital Markets	19,200	12,041
People's Insurance Co. Group of China Ltd., H	Insurance	192,000	77,248
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	496,000	309,155
PICC Property and Casualty Co. Ltd., H	Insurance	160,000	163,692
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,040	45,778
[a,b] Ping An Healthcare and Technology Co. Ltd., RegS	Health Care Technology	4,000	14,101
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	120,000	1,059,858
Poly Property Group Co. Ltd.	Real Estate Management & Development	48,000	15,020
Postal Savings Bank of China Co. Ltd., H	Banks	136,000	71,740
[a,b] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	24,000	16,155
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	12,800	10,986
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	16,800	9,012
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	12,000	6,866
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	32,000	25,913
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	4,000	3,860
Shanghai Baosight Software Co. Ltd., B	Software	5,600	9,520
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	9,600	5,933
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	64,000	20,436
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	12,000	35,252
Shanghai Haixin Group Co., B	Pharmaceuticals	9,600	4,195
Shanghai Huayi Group Corp. Ltd., B	Chemicals	5,600	5,012
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	8,000	16,185
Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	4,000	8,080
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	4,000	3,840
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	6,400	7,136
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	21,600	27,540
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	4,800	8,083
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	20,000	40,667
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	11,200	4,749
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	4,800	5,880
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	17,540	5,876
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	800	2,671
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	16,000	17,636
Shenzhen International Holdings Ltd.	Transportation Infrastructure	20,000	38,522
Shenzhen Investment Ltd.	Real Estate Management & Development	80,000	26,465
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,800	190,437
Shimao Property Holdings Ltd.	Real Estate Management & Development	28,000	74,744
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	16,000	4,925
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	96,000	16,798
[a] SINA Corp.	Interactive Media & Services	1,472	78,958
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	68,000	29,964
[a] Sinofert Holdings Ltd.	Chemicals	48,000	5,518
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	36,000	29,566
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	48,000	3,678
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	80,000	35,048
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	25,600	107,575
Sinotrans Ltd., H	Air Freight & Logistics	48,000	20,845

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sinotruk Hong Kong Ltd.	Machinery	16,000	24,114
[a] Soho China Ltd.	Real Estate Management & Development	40,000	14,254
Sunac China Holdings Ltd.	Real Estate Management & Development	56,000	182,391
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	15,200	135,122
[a] TAL Education Group, ADR	Diversified Consumer Services	7,592	202,555
Tencent Holdings Ltd.	Interactive Media & Services	136,000	5,454,348
[a] Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	16,000	6,110
TravelSky Technology Ltd., H	IT Services	24,000	61,461
Tsingtao Brewery Co. Ltd., H	Beverages	8,800	35,518
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	10,104	55,168
[a] Weibo Corp., ADR	Interactive Media & Services	1,168	68,246
Weichai Power Co. Ltd., H	Machinery	48,000	54,870
Weifu High-Technology Co. Ltd., B	Auto Components	3,200	5,534
[a,b] Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	12,000	76,865
Wuxi Little Swan Co. Ltd., B	Household Durables	2,400	11,955
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	46,400	76,569
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	8,000	5,048
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	12,800	11,346
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	4,800	9,061
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	48,000	38,746
Yuexiu Property Co. Ltd.	Real Estate Management & Development	144,000	26,485
[a] YY Inc., ADR	Interactive Media & Services	976	58,423
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	24,000	24,370
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	32,000	27,752
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	7,200	23,036
Zhongsheng Group Holdings Ltd.	Specialty Retail	16,000	31,717
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	12,000	66,519
Zijin Mining Group Co. Ltd., H	Metals & Mining	144,000	54,625
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	32,000	11,526
[a] ZTE Corp., H	Communications Equipment	17,600	33,270
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	7,816	123,727
			32,272,120
Hong Kong 1.3%
[a] Alibaba Pictures Group Ltd.	Entertainment	320,000	53,951
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	64,000	12,098
China Gas Holdings Ltd.	Gas Utilities	38,400	136,839
[a] Fullshare Holdings Ltd.	Electrical Equipment	180,000	41,383
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	16,000	42,711
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	24,000	19,802
[a] Landing International Development Ltd.	Real Estate Management & Development	38,400	12,065
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	32,000	27,139
Sino Biopharmaceutical Ltd.	Pharmaceuticals	152,000	100,177
			446,165
Singapore 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	50,400	46,222
Yanlord Land Group Ltd.	Real Estate Management & Development	15,200	13,605
			59,827
Total Investments (Cost $41,439,717) 99.9%			32,778,112

Other Assets, less Liabilities 0.1%			22,677
Net Assets 100.0%			$32,800,789

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $237,747, representing 0.7% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.4%
Austria 0.4%
	Semiconductors & Semiconductor
[a] AMS AG	Equipment	608	$14,531
Andritz AG	Machinery	592	27,151
[a] Erste Group Bank AG	Banks	2,400	79,700
OMV AG	Oil, Gas & Consumable Fuels	1,184	51,771
Raiffeisen Bank International AG	Banks	1,088	27,611
[a] Telekom Austria AG	Diversified Telecommunication Services	1,152	8,744
Verbund AG	Electric Utilities	528	22,478
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	336	7,790
Voestalpine AG	Metals & Mining	944	28,165
			267,941
Belgium 1.6%
Ackermans & van Haaren NV	Diversified Financial Services	192	28,928
Ageas	Insurance	1,616	72,600
Anheuser-Busch InBev SA/NV	Beverages	6,352	418,976
bpost SA	Air Freight & Logistics	832	7,614
Colruyt SA	Food & Staples Retailing	416	29,598
Groupe Bruxelles Lambert SA	Diversified Financial Services	624	54,270
KBC Groep NV	Banks	2,192	142,028
Proximus SADP	Diversified Telecommunication Services	1,168	31,537
Sofina SA	Diversified Financial Services	144	27,293
Solvay SA	Chemicals	576	57,496
Telenet Group Holding NV	Media	400	18,565
UCB SA	Pharmaceuticals	1,008	82,159
Umicore SA	Chemicals	1,744	69,499
			1,040,563
Denmark 2.7%
A.P. Moeller-Maersk AS, A	Marine	32	37,745
A.P. Moeller-Maersk AS, B	Marine	48	60,177
Ambu AS, B	Health Care Equipment & Supplies	1,440	34,544
Carlsberg AS, B	Beverages	880	93,366
Chr. Hansen Holding AS	Chemicals	816	72,076
Coloplast AS, B	Health Care Equipment & Supplies	1,136	105,283
Danske Bank AS	Banks	5,424	107,102
DSV AS	Road & Rail	1,520	99,937
[a] Genmab AS	Biotechnology	464	75,877
GN Store Nord AS	Health Care Equipment & Supplies	1,088	40,550
H. Lundbeck AS	Pharmaceuticals	496	21,685
ISS AS	Commercial Services & Supplies	1,584	44,174
Jyske Bank AS	Banks	592	21,330
Novo Nordisk AS, B	Pharmaceuticals	14,080	642,534
Novozymes AS	Chemicals	1,680	74,864
Orsted AS	Electric Utilities	1,248	83,296
Pandora AS	Textiles, Apparel & Luxury Goods	784	31,862
Rockwool International AS, B	Building Products	64	16,667
Tryg AS	Insurance	928	23,300
Vestas Wind Systems AS	Electrical Equipment	1,632	123,026
[a] William Demant Holding AS	Health Care Equipment & Supplies	864	24,472
			1,833,867
Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	1,200	49,494
[b] Fortum OYJ, Reg S	Electric Utilities	3,616	78,952
Huhtamaki OYJ	Containers & Packaging	688	21,290
Kesko OYJ	Food & Staples Retailing	560	30,152
Kone OYJ, B	Machinery	3,184	151,561
Metso OYJ	Machinery	880	23,037
Neste Oil OYJ	Oil, Gas & Consumable Fuels	1,152	88,707

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Nokia OYJ, A	Communications Equipment	46,320	266,342
Nokian Renkaat OYJ	Auto Components	1,120	34,338
Nordea Bank Abp	Banks	25,872	215,015
Orion OYJ	Pharmaceuticals	848	29,353
Sampo OYJ, A	Insurance	3,920	172,121
Stora Enso OYJ, R	Paper & Forest Products	4,784	55,153
UPM-Kymmene OYJ	Paper & Forest Products	4,464	113,032
Wartsila OYJ ABP	Machinery	3,888	61,757
			1,390,304
France 16.6%
Accor SA	Hotels, Restaurants & Leisure	1,712	72,627
Aeroports de Paris SA	Transportation Infrastructure	240	45,406
[a] Air France-KLM	Airlines	1,808	19,593
Air Liquide SA	Chemicals	3,424	424,489
Airbus SE	Aerospace & Defense	4,512	433,057
[c] ALD SA, 144A	Road & Rail	720	8,560
Alstom SA	Machinery	1,280	51,608
Amundi SA	Capital Markets	544	28,706
ArcelorMittal	Metals & Mining	5,040	104,513
Arkema SA	Chemicals	592	50,729
Atos SE	IT Services	784	64,062
AXA SA	Insurance	15,888	342,506
Biomerieux	Health Care Equipment & Supplies	352	23,137
BNP Paribas SA	Banks	8,864	399,995
Bollore	Air Freight & Logistics	8,861	35,453
Bouygues SA	Construction & Engineering	1,664	59,615
Bureau Veritas SA	Professional Services	2,128	43,289
Capgemini SE	IT Services	1,296	128,596
Carrefour SA	Food & Staples Retailing	4,592	78,268
Casino Guichard-Perrachon SA	Food & Staples Retailing	480	19,940
Cie Generale des Etablissements Michelin SCA	Auto Components	1,472	145,892
CNP Assurances	Insurance	1,344	28,454
Compagnie de Saint-Gobain	Building Products	4,160	138,694
	Equity Real Estate Investment Trusts
Covivio	(REITs)	336	32,341
Credit Agricole SA	Banks	9,536	102,797
Danone SA	Food Products	4,880	343,138
Dassault Aviation SA	Aerospace & Defense	16	22,131
Dassault Systemes	Software	1,095	129,806
Edenred	Commercial Services & Supplies	2,002	73,487
EDF SA	Electric Utilities	4,124	65,058
Eiffage SA	Construction & Engineering	640	53,379
Elis SA	Commercial Services & Supplies	1,616	26,879
Engie SA	Multi-Utilities	13,664	195,640
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	2,368	298,986
Eurazeo SE	Diversified Financial Services	387	27,340
Eutelsat Communications SA	Media	1,440	28,322
Faurecia SA	Auto Components	624	23,590
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	377	48,699
Getlink SE	Transportation Infrastructure	3,920	52,564
Hermes International	Textiles, Apparel & Luxury Goods	256	141,875
	Equity Real Estate Investment Trusts
ICADE	(REITs)	304	23,110
Iliad SA	Diversified Telecommunication Services	208	29,163
Imerys SA	Construction Materials	320	15,357
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	479	27,127
Ipsen SA	Pharmaceuticals	288	37,153
JCDecaux SA	Media	608	17,042
Kering SA	Textiles, Apparel & Luxury Goods	608	286,076
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	1,728	53,256

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

L'Oreal SA	Personal Products	2,000	460,003
Lagardere SCA	Media	960	24,165
Legrand SA	Electrical Equipment	2,224	125,339
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,048	604,490
Natixis SA	Capital Markets	6,992	32,923
Orange SA	Diversified Telecommunication Services	16,032	259,418
Orpea	Health Care Providers & Services	352	35,901
Pernod Ricard SA	Beverages	1,760	288,312
Peugeot SA	Automobiles	4,336	92,418
Plastic Omnium SA	Auto Components	528	12,174
Publicis Groupe	Media	1,712	98,010
Remy Cointreau SA	Beverages	212	23,980
Renault SA	Automobiles	1,536	95,783
Rexel SA	Trading Companies & Distributors	2,528	26,876
Rubis SCA	Gas Utilities	640	34,298
Safran SA	Aerospace & Defense	2,736	329,655
Sanofi	Pharmaceuticals	8,880	768,038
Sartorius Stedim Biotech	Life Sciences Tools & Services	208	20,770
Schneider Electric SE	Electrical Equipment	4,176	285,091
SCOR SE	Insurance	1,296	58,372
SEB SA	Household Durables	224	28,884
Societe BIC SA	Commercial Services & Supplies	224	22,828
Societe Generale SA	Banks	5,888	187,253
Sodexo SA	Hotels, Restaurants & Leisure	720	73,665
Suez	Multi-Utilities	3,040	40,069
Teleperformance	Professional Services	480	76,600
Thales SA	Aerospace & Defense	832	97,012
Total SA	Oil, Gas & Consumable Fuels	20,856	1,101,002
[a] UbiSoft Entertainment SA	Entertainment	736	59,299
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	48	7,430
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	1,072	165,927
Valeo SA	Auto Components	2,000	58,324
Veolia Environnement SA	Multi-Utilities	4,096	84,071
Vinci SA	Construction & Engineering	3,792	312,194
Vivendi SA	Media	7,968	193,831
Wendel SA	Diversified Financial Services	240	28,725
[a,b] Worldline SA, Reg S	IT Services	336	16,209
			11,130,844
Germany 13.0%
1&1 Drillisch AG	Wireless Telecommunication Services	400	20,348
Adidas AG	Textiles, Apparel & Luxury Goods	1,616	336,953
Allianz SE	Insurance	3,504	701,540
Aroundtown SA	Real Estate Management & Development	4,800	39,617
Axel Springer SE	Media	368	20,773
BASF SE	Chemicals	7,488	517,018
Bayer AG	Pharmaceuticals	7,712	533,895
Bayerische Motoren Werke AG	Automobiles	2,608	210,780
Beiersdorf AG	Personal Products	832	86,702
Brenntag AG	Trading Companies & Distributors	1,296	55,853
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	288	22,486
CECONOMY AG	Specialty Retail	1,360	4,891
[a] Commerzbank AG	Banks	8,736	57,752
Continental AG	Auto Components	864	119,263
Covestro AG	Chemicals	1,504	74,239
Daimler AG	Automobiles	7,136	374,512
[a] Delivery Hero SE	Internet & Direct Marketing Retail	896	33,289
Deutsche Bank AG	Capital Markets	16,992	135,330
Deutsche Boerse AG	Capital Markets	1,568	188,119
Deutsche Lufthansa AG	Airlines	2,016	45,400
Deutsche Post AG	Air Freight & Logistics	8,032	219,536
Deutsche Telekom AG	Diversified Telecommunication Services	26,576	450,237

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Deutsche Wohnen SE	Real Estate Management & Development	2,976	136,081
[a,c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	288	7,694
E.ON SE	Multi-Utilities	17,888	176,411
Evonik Industries AG	Chemicals	1,248	31,101
Fielmann AG	Specialty Retail	224	13,828
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	304	21,706
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,776	114,992
Fresenius SE and Co. KGaA	Health Care Providers & Services	3,280	158,905
Fuchs Petrolub SE	Chemicals	304	12,163
GEA Group AG	Machinery	1,296	33,334
Grenkeleasing AG	Consumer Finance	192	16,286
Hannover Rueck SE	Insurance	496	66,736
Hapag-Lloyd AG	Marine	320	8,194
HeidelbergCement AG	Construction Materials	1,248	76,155
Hella GmbH & Co. KGaA	Auto Components	368	14,640
Henkel AG & Co. KGaA	Household Products	848	83,125
Hochtief AG	Construction & Engineering	160	21,528
Hugo Boss AG	Textiles, Apparel & Luxury Goods	544	33,531
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	9,520	188,980
[a] Innogy SE	Multi-Utilities	1,072	45,489
K+S AG	Chemicals	1,600	28,753
KION Group AG	Machinery	592	30,000
[a] Knorr-Bremse AG	Machinery	320	28,760
Lanxess AG	Chemicals	768	35,293
LEG Immobilien AG	Real Estate Management & Development	528	54,999
MAN SE	Machinery	168	17,313
Merck KGaA	Pharmaceuticals	1,088	111,912
METRO AG	Food & Staples Retailing	1,424	21,805
MTU Aero Engines AG	Aerospace & Defense	432	78,224
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,200	261,393
Osram Licht AG	Electrical Equipment	800	34,679
ProSiebenSat.1 Media SE	Media	1,920	34,130
Puma SE	Textiles, Apparel & Luxury Goods	64	31,240
Rational AG	Machinery	32	18,144
Rheinmetall AG	Industrial Conglomerates	368	32,460
[a,c] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	496	11,442
RWE AG	Multi-Utilities	4,368	94,698
SAP SE	Software	8,016	796,582
[b] Scout24 AG, Reg S	Interactive Media & Services	816	37,462
Siemens AG	Industrial Conglomerates	6,304	701,761
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	1,152	48,126
Suedzucker AG	Food Products	656	8,470
Symrise AG	Chemicals	1,008	74,323
[a] Talanx AG	Insurance	336	11,446
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	5,616	21,943
thyssenkrupp AG	Metals & Mining	3,904	66,854
TUI AG	Hotels, Restaurants & Leisure	3,648	52,292
	Independent Power and Renewable
Uniper SE	Electricity Producers	1,648	42,576
United Internet AG	Diversified Telecommunication Services	976	42,620
Volkswagen AG	Automobiles	240	38,163
Vonovia SE	Real Estate Management & Development	4,288	194,063
Wacker Chemie AG	Chemicals	128	11,574
Wirecard AG	IT Services	912	138,451
[a,c] Zalando SE, 144A	Internet & Direct Marketing Retail	1,072	27,499
			8,748,862
Ireland 0.8%
AIB Group PLC	Banks	5,696	23,962
Bank of Ireland Group PLC	Banks	7,776	43,201
CRH PLC	Construction Materials	6,768	178,515
Glanbia PLC	Food Products	1,776	32,057

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Kerry Group PLC	Food Products	1,168	115,495
Kingspan Group PLC	Building Products	1,296	55,379
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	688	56,079
Smurfit Kappa Group PLC	Containers & Packaging	1,984	52,608
			557,296
Italy 3.5%
A2A SpA	Multi-Utilities	12,928	23,239
Assicurazioni Generali SpA	Insurance	10,592	176,780
Atlantia SpA	Transportation Infrastructure	4,224	87,254
Banca Mediolanum SpA	Diversified Financial Services	2,096	12,196
[a] Banco BPM SpA	Banks	12,704	28,580
Buzzi Unicem SpA	Construction Materials	592	10,168
Buzzi Unicem SpA, di Risp	Construction Materials	352	3,851
Davide Campari-Milano SpA	Beverages	4,752	40,117
DiaSorin SpA	Health Care Equipment & Supplies	176	14,224
Enel SpA	Electric Utilities	63,792	367,828
Eni SpA	Oil, Gas & Consumable Fuels	20,608	323,876
Ferrari NV	Automobiles	1,056	104,758
FinecoBank Banca Fineco SpA	Banks	3,280	32,913
Intesa Sanpaolo SpA	Banks	125,296	277,842
Italgas Reti SpA	Gas Utilities	4,096	23,393
Leonardo SpA	Aerospace & Defense	3,248	28,508
[a] Mediaset SpA	Media	2,880	9,034
Mediobanca Banca di Credito Finanziario SpA	Banks	4,848	40,878
Moncler SpA	Textiles, Apparel & Luxury Goods	1,376	45,506
[a] Pirelli & C SpA	Auto Components	3,216	20,624
[b] Poste Italiane SpA, Reg S	Insurance	3,872	30,913
Prysmian SpA	Electrical Equipment	2,320	44,741
Recordati SpA	Pharmaceuticals	832	28,809
[a] Saipem SpA	Energy Equipment & Services	4,784	17,856
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	368	7,427
Snam SpA	Oil, Gas & Consumable Fuels	19,808	86,476
[a] Telecom Italia SpA	Diversified Telecommunication Services	87,600	48,398
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	50,528	24,086
Tenaris SA	Energy Equipment & Services	3,920	42,302
Terna Rete Elettrica Nazionale SpA	Electric Utilities	11,824	66,948
UniCredit SpA	Banks	18,384	207,929
Unione di Banche Italiane SpA	Banks	8,224	23,813
UnipolSai Assicurazioni SpA	Insurance	4,944	11,171
			2,312,438
Luxembourg 0.2%
Eurofins Scientific SE	Life Sciences Tools & Services	96	35,776
RTL Group SA	Media	336	17,937
SES SA, IDR	Media	2,944	56,237
			109,950
Netherlands 4.1%
Aalberts Industries NV	Machinery	800	26,567
ABN AMRO Group NV, GDR	Banks	3,472	81,524
[a] Adyen NV	IT Services	48	26,067
Aegon NV	Insurance	15,460	72,088
Akzo Nobel NV	Chemicals	2,048	164,818
[a] Altice Europe NV, A	Media	3,968	7,707
[a] Altice Europe NV, B	Media	704	1,368
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	3,328	521,812
ASR Nederland NV	Insurance	1,040	41,111
Boskalis Westminster	Construction & Engineering	704	17,488
EXOR NV	Diversified Financial Services	896	48,407
[a] Gemalto NV	Software	688	39,843
Grandvision NV	Specialty Retail	416	9,097
Heineken Holding NV	Beverages	880	74,190
Heineken NV	Beverages	1,968	173,678

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

ING Groep NV	Banks	32,048	344,742
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	9,216	232,566
Koninklijke DSM NV	Chemicals	1,424	116,293
Koninklijke KPN NV	Diversified Telecommunication Services	25,824	75,573
Koninklijke Philips NV	Health Care Equipment & Supplies	7,616	269,284
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	560	25,402
NN Group NV	Insurance	2,794	111,150
[a] OCI NV	Chemicals	800	16,288
[a] QIAGEN NV	Life Sciences Tools & Services	1,856	62,972
Randstad NV	Professional Services	928	42,529
Signify NV	Electrical Equipment	784	18,346
Wolters Kluwer NV	Professional Services	2,240	132,283
			2,753,193
Norway 1.1%
Aker ASA	Diversified Financial Services	160	8,537
Aker BP ASA	Oil, Gas & Consumable Fuels	848	21,349
DNB ASA	Banks	8,624	137,589
Equinor ASA	Oil, Gas & Consumable Fuels	8,208	174,176
Gjensidige Forsikring ASA	Insurance	1,392	21,734
Mowi ASA	Food Products	3,376	71,230
Norsk Hydro ASA	Metals & Mining	11,168	50,570
Orkla ASA	Food Products	6,496	51,043
Schibsted ASA, A	Media	672	22,506
Schibsted ASA, B	Media	736	22,312
Telenor ASA	Diversified Telecommunication Services	5,696	110,182
Yara International ASA	Chemicals	1,456	56,077
			747,305
Poland 0.6%
Bank Pekao SA	Banks	1,312	38,067
[a] CD Projekt SA	Entertainment	512	19,844
[a] Cyfrowy Polsat SA	Media	2,128	12,779
[a] Dino Polska SA	Food & Staples Retailing	400	10,206
Grupa Lotos SA	Oil, Gas & Consumable Fuels	832	19,600
[a] KGHM Polska Miedz SA	Metals & Mining	1,152	27,255
LPP SA	Textiles, Apparel & Luxury Goods	7	14,627
mBank SA	Banks	128	14,453
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	6,096	16,227
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	2,544	73,237
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	14,160	26,045
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	7,136	74,974
Powszechny Zalkad Ubezpieczen SA	Insurance	4,720	55,156
Santander Bank Polska SA	Banks	256	24,409
			426,879
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	18,976	66,140
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	4,304	67,873
Jeronimo Martins SGPS SA	Food & Staples Retailing	2,048	24,208
			158,221
Russia 0.1%
Evraz PLC	Metals & Mining	4,096	25,066
Polymetal International PLC	Metals & Mining	2,160	22,613
			47,679
South Africa 0.0%†
Investec PLC	Capital Markets	5,328	29,932

Spain 4.9%
Acciona SA	Electric Utilities	144	12,165
Acerinox SA	Metals & Mining	1,184	11,724
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,952	75,489
Aena SME SA	Transportation Infrastructure	544	84,419
Amadeus IT Group SA, A	IT Services	3,360	233,685

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Banco Bilbao Vizcaya Argentaria SA	Banks	55,168	292,339
Banco de Sabadell SA	Banks	46,944	53,691
Banco Santander SA	Banks	133,152	604,741
Bankia SA	Banks	9,424	27,579
Bankinter SA	Banks	5,744	46,082
CaixaBank SA	Banks	30,160	109,087
[a] Cellnex Telecom SAU	Diversified Telecommunication Services	1,280	32,762
Corporacion Financiera Alba SA	Diversified Financial Services	192	9,328
Corporacion Mapfre SA	Insurance	8,272	21,938
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	1,280	11,377
Enagas SA	Oil, Gas & Consumable Fuels	1,904	51,389
Endesa SA	Electric Utilities	2,656	61,119
Ferrovial SA	Construction & Engineering	3,978	80,467
[a] Fomento de Construcciones y Contratas SA	Construction & Engineering	496	6,634
Grifols SA	Biotechnology	2,768	72,461
Grupo Catalana Occidente SA	Insurance	384	14,310
Iberdrola SA	Electric Utilities	49,184	394,585
Industria de Diseno Textil SA	Specialty Retail	8,560	218,703
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	2,112	19,641
Mediaset Espana Comunicacion SA	Media	1,520	9,539
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	2,800	34,521
Naturgy Energy Group SA	Gas Utilities	2,592	65,957
Red Electrica Corp. SA	Electric Utilities	3,616	80,585
Repsol SA	Oil, Gas & Consumable Fuels	10,061	161,937
[a] Repsol SA, rts., 1/9/19	Oil, Gas & Consumable Fuels	10,061	4,601
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	1,872	22,769
Telefonica SA	Diversified Telecommunication Services	37,760	316,790
Zardoya Otis SA	Machinery	1,488	10,563
			3,252,977
Sweden 4.2%
Alfa Laval AB	Machinery	2,624	56,130
Assa Abloy AB, B	Building Products	7,520	134,143
Atlas Copco AB	Machinery	3,168	69,078
Atlas Copco AB, A	Machinery	5,216	123,842
Boliden AB	Metals & Mining	2,288	49,544
Electrolux AB, B	Household Durables	1,856	39,168
Elekta AB, B	Health Care Equipment & Supplies	2,800	33,272
[a] Epiroc AB, A	Machinery	5,264	49,779
[a] Epiroc AB, B	Machinery	3,168	28,186
Ericsson, B	Communications Equipment	24,736	217,399
Essity AB, B	Household Products	4,960	121,736
[a] Fastighets AB Balder, B	Real Estate Management & Development	832	23,649
Hennes & Mauritz AB, B	Specialty Retail	7,424	105,525
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	2,096	96,456
Husqvarna AB, B	Household Durables	3,120	23,121
ICA Gruppen AB	Food & Staples Retailing	656	23,441
Industrivarden AB, A	Diversified Financial Services	1,744	36,037
Industrivarden AB, C	Diversified Financial Services	1,424	28,783
Investment AB Latour, B	Industrial Conglomerates	1,008	12,734
Investor AB, A	Diversified Financial Services	960	40,930
Investor AB, B	Diversified Financial Services	3,840	162,681
Kinnevik AB, B	Diversified Financial Services	1,968	47,436
L E Lundbergforetagen AB, B	Diversified Financial Services	640	18,855
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,520	37,958
Nibe Industrier AB	Building Products	2,032	20,838
Saab AB, B	Aerospace & Defense	840	29,126
Sandvik AB	Machinery	8,992	128,148
Securitas AB, B	Commercial Services & Supplies	2,688	43,128
Skandinaviska Enskilda Banken AB, A	Banks	11,968	116,226

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Skandinaviska Enskilda Banken AB, C	Banks	176	1,715
Skanska AB, B	Construction & Engineering	2,976	47,330
SKF AB, B	Machinery	3,184	48,285
Svenska Cellulosa AB, B	Paper & Forest Products	4,960	38,445
Svenska Handelsbanken AB, A	Banks	12,288	136,243
Svenska Handelsbanken AB, B	Banks	304	3,470
Swedbank AB, A	Banks	8,192	182,720
Swedish Match AB	Tobacco	1,344	52,921
[a] Swedish Orphan Biovitrum AB	Biotechnology	1,280	27,864
Tele2 AB, B	Wireless Telecommunication Services	4,512	57,482
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	304	2,654
Telia Co. AB	Diversified Telecommunication Services	21,600	102,277
Trelleborg AB, B	Machinery	2,032	31,938
Volvo AB, B	Machinery	12,464	163,008
			2,813,701
Switzerland 14.4%
ABB Ltd.	Electrical Equipment	14,848	281,582
Adecco Group AG	Professional Services	1,280	59,637
Baloise Holding AG	Insurance	384	52,743
Banque Cantonale Vaudoise	Banks	32	24,054
Barry Callebaut AG	Food Products	16	24,849
Chocoladefabriken Lindt & Spruengli AG	Food Products	16	99,006
[a] Clariant AG	Chemicals	1,712	31,416
[a] Coca-Cola HBC AG	Beverages	1,632	50,965
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	4,176	266,878
[a] Credit Suisse Group AG	Capital Markets	20,976	229,804
DKSH Holding AG	Professional Services	224	15,417
[a] Dufry AG	Specialty Retail	272	25,693
EMS-Chemie Holding AG	Chemicals	64	30,318
Ferguson PLC	Trading Companies & Distributors	1,904	121,659
Flughafen Zurich AG	Transportation Infrastructure	160	26,374
Geberit AG	Building Products	272	105,483
Georg Fischer AG	Machinery	32	25,531
Givaudan AG	Chemicals	80	184,703
[a] Glencore PLC	Metals & Mining	95,024	352,599
Helvetia Holding AG	Insurance	64	37,298
[a] Julius Baer Group Ltd.	Capital Markets	1,808	64,210
Kuehne + Nagel International AG	Marine	416	53,319
[a] LafargeHolcim Ltd., B	Construction Materials	3,840	157,760
	Technology Hardware, Storage &
Logitech International SA	Peripherals	1,200	37,638
[a] Lonza Group AG	Life Sciences Tools & Services	624	161,222
Nestle SA	Food Products	24,848	2,011,433
Novartis AG	Pharmaceuticals	17,952	1,530,418
[a] OC Oerlikon Corp. AG	Machinery	1,680	18,814
Pargesa Holding SA, B	Diversified Financial Services	256	18,399
Partners Group Holding AG	Capital Markets	128	77,387
PSP Swiss Property AG	Real Estate Management & Development	352	34,582
Roche Holding AG	Pharmaceuticals	256	62,169
Roche Holding AG	Pharmaceuticals	5,728	1,414,278
Schindler Holding AG	Machinery	208	40,216
Schindler Holding AG, PC	Machinery	336	66,361
SGS SA	Professional Services	48	107,608
Sika AG	Chemicals	1,152	145,607
Sonova Holding AG	Health Care Equipment & Supplies	432	70,379
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	5,248	74,901
Straumann Holding AG	Health Care Equipment & Supplies	80	50,152
Sulzer AG	Machinery	112	8,867
Swatch Group AG	Textiles, Apparel & Luxury Goods	240	69,799
Swatch Group AG	Textiles, Apparel & Luxury Goods	384	22,125
[a] Swiss Life Holding AG	Insurance	272	104,463
[a] Swiss Prime Site AG	Real Estate Management & Development	640	51,645

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Swiss Re AG	Insurance	2,496	228,180
Swisscom AG	Diversified Telecommunication Services	208	99,105
[a] Temenos AG	Software	496	59,321
[a] UBS Group AG	Capital Markets	29,104	361,217
Vifor Pharma AG	Pharmaceuticals	384	41,641
Zurich Insurance Group AG	Insurance	1,264	375,815
			9,665,040
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	672	23,416

United Kingdom 27.8%
3i Group PLC	Capital Markets	7,968	78,485
Admiral Group PLC	Insurance	1,680	43,799
Anglo American PLC	Metals & Mining	8,112	180,573
Antofagasta PLC	Metals & Mining	2,896	28,887
Ashmore Group PLC	Capital Markets	3,216	14,975
Ashtead Group PLC	Trading Companies & Distributors	3,904	81,394
Associated British Foods PLC	Food Products	2,912	75,769
AstraZeneca PLC	Pharmaceuticals	10,464	782,692
Auto Trader Group PLC	Interactive Media & Services	7,888	45,690
Aveva Group PLC	Software	480	14,794
Aviva PLC	Insurance	31,568	150,970
B&M European Value Retail SA	Multiline Retail	7,024	25,182
Babcock International Group PLC	Commercial Services & Supplies	2,112	13,161
BAE Systems PLC	Aerospace & Defense	25,856	151,215
Barclays PLC	Banks	140,672	269,671
Barratt Developments PLC	Household Durables	8,384	49,417
Bellway PLC	Household Durables	1,024	32,800
BHP Group PLC	Metals & Mining	16,848	354,394
BP PLC	Oil, Gas & Consumable Fuels	160,800	1,015,680
British American Tobacco PLC	Tobacco	18,912	602,158
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	7,792	52,914
BT Group PLC	Diversified Telecommunication Services	67,600	204,993
Bunzl PLC	Trading Companies & Distributors	2,816	84,963
Burberry Group PLC	Textiles, Apparel & Luxury Goods	3,360	74,267
[a] Capita PLC	Professional Services	13,760	19,672
Capital & Counties Properties PLC	Real Estate Management & Development	6,128	18,037
Centrica PLC	Multi-Utilities	46,832	80,461
Cineworld Group PLC	Entertainment	7,760	26,012
CNH Industrial NV	Machinery	8,048	72,202
[a] Cobham PLC	Aerospace & Defense	20,032	24,931
Compass Group PLC	Hotels, Restaurants & Leisure	12,864	270,329
ConvaTec Group PLC	Health Care Equipment & Supplies	10,992	19,452
Croda International PLC	Chemicals	1,056	63,010
CYBG PLC	Banks	10,080	23,262
DCC PLC	Industrial Conglomerates	752	57,321
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	832	30,231
Diageo PLC	Beverages	20,112	715,929
Direct Line Insurance Group PLC	Insurance	11,520	46,759
Dixons Carphone PLC	Specialty Retail	8,352	12,775
DS Smith PLC	Containers & Packaging	10,407	39,670
easyJet PLC	Airlines	1,920	27,021
Experian PLC	Professional Services	7,520	182,451
[a] Fiat Chrysler Automobiles NV	Automobiles	9,136	132,449
Fresnillo PLC	Metals & Mining	1,552	16,999
G4S PLC	Commercial Services & Supplies	12,960	32,508
GlaxoSmithKline PLC	Pharmaceuticals	40,208	763,627
GVC Holdings PLC	Hotels, Restaurants & Leisure	4,544	39,006
	Electronic Equipment, Instruments &
Halma PLC	Components	3,168	55,034

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	6,640	27,856
Hargreaves Lansdown PLC	Capital Markets	2,192	51,619
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,168	25,527
Hiscox Ltd.	Insurance	2,272	46,906
Howden Joinery Group PLC	Trading Companies & Distributors	5,040	27,961
HSBC Holdings PLC	Banks	166,000	1,367,660
IMI PLC	Machinery	2,240	26,931
Imperial Brands PLC	Tobacco	7,856	237,828
Inchcape PLC	Distributors	3,488	24,499
Informa PLC	Media	10,384	83,344
Inmarsat PLC	Diversified Telecommunication Services	3,792	18,318
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,584	85,477
International Consolidated Airlines Group SA	Airlines	8,320	65,485
Intertek Group PLC	Professional Services	1,344	82,163
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	7,936	11,462
ITV PLC	Media	31,200	49,611
J Sainsbury PLC	Food & Staples Retailing	13,488	45,523
JD Sports Fashion PLC	Specialty Retail	2,704	12,012
John Wood Group PLC	Energy Equipment & Services	5,600	36,103
Johnson Matthey PLC	Chemicals	1,584	56,467
[a] Just Eat PLC	Internet & Direct Marketing Retail	4,800	35,873
KAZ Minerals PLC	Metals & Mining	1,968	13,334
Kingfisher PLC	Specialty Retail	18,352	48,499
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	5,968	61,141
Legal & General Group PLC	Insurance	49,536	145,736
Lloyds Banking Group PLC	Banks	592,864	391,505
London Stock Exchange Group PLC	Capital Markets	2,624	135,749
Marks & Spencer Group PLC	Multiline Retail	13,616	42,868
Mediclinic International PLC	Health Care Providers & Services	3,280	13,472
Meggitt PLC	Aerospace & Defense	6,480	38,871
Melrose Industries PLC	Electrical Equipment	38,512	80,367
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	5,872	23,745
Micro Focus International PLC	Software	3,632	63,974
Mondi PLC	Paper & Forest Products	3,072	63,911
National Grid PLC	Multi-Utilities	28,016	272,676
Next PLC	Multiline Retail	1,088	55,302
[a] Ocado Group PLC	Internet & Direct Marketing Retail	3,520	35,416
Pearson PLC	Media	6,336	75,724
Pennon Group PLC	Water Utilities	3,488	30,776
Persimmon PLC	Household Durables	2,576	63,319
Phoenix Group Holdings PLC	Insurance	3,856	27,669
Prudential PLC	Insurance	21,440	382,830
Quilter PLC	Capital Markets	13,264	19,988
Reckitt Benckiser Group PLC	Household Products	5,120	392,098
RELX PLC	Professional Services	15,728	323,804
	Electronic Equipment, Instruments &
Renishaw PLC	Components	240	12,960
Rentokil Initial PLC	Commercial Services & Supplies	15,408	66,171
Rightmove PLC	Interactive Media & Services	7,680	42,279
Rio Tinto PLC	Metals & Mining	9,440	448,450
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	13,760	145,455
Royal Bank of Scotland Group PLC	Banks	37,152	102,535
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	37,710	1,108,233
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	30,768	916,955
Royal Mail PLC	Air Freight & Logistics	7,840	27,169
RPC Group PLC	Containers & Packaging	3,424	28,432
RSA Insurance Group PLC	Insurance	8,528	55,783
Schroders PLC	Capital Markets	928	28,874
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	8,352	62,610
Severn Trent PLC	Water Utilities	1,984	45,874

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Smith & Nephew PLC	Health Care Equipment & Supplies	7,328	136,634
Smiths Group PLC	Industrial Conglomerates	3,312	57,536
Spirax-Sarco Engineering PLC	Machinery	608	48,319
SSE PLC	Electric Utilities	8,496	117,024
St. James's Place Capital PLC	Capital Markets	4,368	52,516
Standard Chartered PLC	Banks	22,688	176,060
Standard Life Aberdeen PLC	Diversified Financial Services	19,852	64,915
Subsea 7 SA	Energy Equipment & Services	1,904	18,532
Tate & Lyle PLC	Food Products	3,888	32,682
Taylor Wimpey PLC	Household Durables	27,200	47,200
TechnipFMC PLC	Energy Equipment & Services	3,632	73,281
Tesco PLC	Food & Staples Retailing	78,128	189,157
The Berkeley Group Holdings PLC	Household Durables	1,072	47,499
The Sage Group PLC	Software	9,056	69,364
Travis Perkins PLC	Trading Companies & Distributors	2,112	28,781
Unilever NV, IDR	Personal Products	12,592	682,589
Unilever PLC	Personal Products	9,152	478,886
United Utilities Group PLC	Water Utilities	5,712	53,557
Vodafone Group PLC	Wireless Telecommunication Services	220,640	429,660
Weir Group PLC	Machinery	2,192	36,237
Whitbread PLC	Hotels, Restaurants & Leisure	1,536	89,577
William Hill PLC	Hotels, Restaurants & Leisure	7,168	14,150
William Morrison Supermarkets PLC	Food & Staples Retailing	18,048	49,018
WPP PLC	Media	9,968	107,478
			18,611,822
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	1,360	65,179

Total Common Stocks and Other Equity Interests (Cost $79,110,693)			65,987,409
Preferred Stocks 0.9%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 6.473%, pfd.	Automobiles	464	32,939
[d] Fuchs Petrolub SE, 2.529%, pfd.	Chemicals	592	24,349
[d] Henkel AG & Co. KGaA, 1.876%, pfd.	Household Products	1,408	153,551
[d] Porsche Automobil Holding SE, 3.408%, pfd.	Automobiles	1,296	76,506
[d] RWE AG, 7.962%, pfd.	Multi-Utilities	288	6,203
[d] Sartorius AG, 0.468%, pfd.	Health Care Equipment & Supplies	288	35,853
[d] Volkswagen AG, 2.851%, pfd.	Automobiles	1,536	243,927
			573,328
Spain 0.1%
[d] Grifols SA, 2.565%, pfd., B	Biotechnology	2,144	39,558

Total Preferred Stocks (Cost $761,357)			612,886
Total Investments (Cost $79,872,050) 99.3%			66,600,295

Other Assets, less Liabilities 0.7%			477,751
Net Assets 100.0%			$67,078,046

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $163,536, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $55,195, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index		Long	4	$135,989	3/15/19	$(2,158)
FTSE 100 Index		Long	2	169,618	3/15/19	(74)
Total Futures Contracts						(2,232)
*As of period end.

Abbreviations

Selected Portfolio

GDR	- Global Depositary Receipt
IDR	- International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 97.9%
Austria 0.4%
	Semiconductors & Semiconductor
[a] AMS AG	Equipment	280	$6,692
Andritz AG	Machinery	259	11,879
[a] Erste Group Bank AG	Banks	994	33,009
OMV AG	Oil, Gas & Consumable Fuels	490	21,425
Raiffeisen Bank International AG	Banks	455	11,547
[a] Telekom Austria AG	Diversified Telecommunication Services	371	2,816
Verbund AG	Electric Utilities	245	10,430
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	154	3,570
Voestalpine AG	Metals & Mining	392	11,696
			113,064
Belgium 1.5%
Ackermans & van Haaren NV	Diversified Financial Services	84	12,656
Ageas	Insurance	644	28,932
Anheuser-Busch InBev SA/NV	Beverages	2,681	176,838
bpost SA	Air Freight & Logistics	357	3,267
Colruyt SA	Food & Staples Retailing	175	12,451
Groupe Bruxelles Lambert SA	Diversified Financial Services	266	23,134
KBC Groep NV	Banks	952	61,684
Proximus SADP	Diversified Telecommunication Services	469	12,664
Sofina SA	Diversified Financial Services	56	10,614
Solvay SA	Chemicals	252	25,155
Telenet Group Holding NV	Media	161	7,472
UCB SA	Pharmaceuticals	413	33,662
Umicore SA	Chemicals	707	28,174
			436,703
Denmark 2.7%
A.P. Moeller-Maersk AS, A	Marine	14	16,514
A.P. Moeller-Maersk AS, B	Marine	21	26,327
Ambu AS, B	Health Care Equipment & Supplies	602	14,441
Carlsberg AS, B	Beverages	378	40,105
Chr. Hansen Holding AS	Chemicals	336	29,678
Coloplast AS, B	Health Care Equipment & Supplies	462	42,817
Danske Bank AS	Banks	2,303	45,475
DSV AS	Road & Rail	637	41,882
[a] Genmab AS	Biotechnology	189	30,907
GN Store Nord A/S	Health Care Equipment & Supplies	455	16,958
H. Lundbeck AS	Pharmaceuticals	210	9,181
ISS AS	Commercial Services & Supplies	651	18,155
Jyske Bank AS	Banks	252	9,080
Novo Nordisk AS, B	Pharmaceuticals	5,901	269,289
Novozymes AS	Chemicals	721	32,129
Orsted AS	Electric Utilities	532	35,508
Pandora AS	Textiles, Apparel & Luxury Goods	357	14,509
Rockwool International AS, B	Building Products	28	7,292
Tryg AS	Insurance	413	10,369
Vestas Wind Systems AS	Electrical Equipment	707	53,296
[a] William Demant Holding AS	Health Care Equipment & Supplies	371	10,508
			774,420
Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	490	20,210
[b] Fortum OYJ, Reg S	Electric Utilities	1,519	33,166
Huhtamaki OYJ	Containers & Packaging	336	10,397
Kesko OYJ	Food & Staples Retailing	224	12,061
Kone OYJ, B	Machinery	1,351	64,309
Metso OYJ	Machinery	357	9,346
Neste Oil OYJ	Oil, Gas & Consumable Fuels	476	36,653

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Nokia OYJ, A	Communications Equipment	19,565	112,500
Nokian Renkaat OYJ	Auto Components	462	14,165
Nordea Bank Abp	Banks	11,095	92,207
Orion OYJ	Pharmaceuticals	371	12,842
Sampo OYJ, A	Insurance	1,722	75,610
Stora Enso OYJ, R	Paper & Forest Products	1,939	22,354
UPM-Kymmene OYJ	Paper & Forest Products	1,862	47,147
Wartsila OYJ ABP	Machinery	1,575	25,017
			587,984
France 16.4%
Accor SA	Hotels, Restaurants & Leisure	707	29,993
Aeroports de Paris SA	Transportation Infrastructure	98	18,541
[a] Air France-KLM	Airlines	751	8,139
Air Liquide SA	Chemicals	1,470	182,243
Airbus SE	Aerospace & Defense	1,904	182,744
[c] ALD SA, 144A	Road & Rail	322	3,828
Alstom SA	Machinery	532	21,450
Amundi SA	Capital Markets	196	10,342
ArcelorMittal	Metals & Mining	2,149	44,563
Arkema SA	Chemicals	238	20,394
Atos SE	IT Services	313	25,576
AXA SA	Insurance	6,692	144,263
Biomerieux	Health Care Equipment & Supplies	133	8,742
BNP Paribas SA	Banks	3,759	169,628
Bollore	Air Freight & Logistics	3,592	14,372
Bouygues SA	Construction & Engineering	714	25,580
Bureau Veritas SA	Professional Services	917	18,654
Capgemini SE	IT Services	539	53,482
Carrefour SA	Food & Staples Retailing	1,918	32,691
Casino Guichard-Perrachon SA	Food & Staples Retailing	210	8,724
Cie Generale des Etablissements Michelin SCA	Auto Components	602	59,665
CNP Assurances	Insurance	518	10,967
Compagnie de Saint-Gobain	Building Products	1,701	56,711
	Equity Real Estate Investment Trusts
Covivio	(REITs)	126	12,128
Credit Agricole SA	Banks	3,976	42,861
Danone SA	Food Products	2,072	145,693
Dassault Aviation SA	Aerospace & Defense	7	9,682
Dassault Systemes	Software	457	54,175
Edenred	Commercial Services & Supplies	811	29,769
EDF SA	Electric Utilities	1,754	27,670
Eiffage SA	Construction & Engineering	252	21,018
Elis SA	Commercial Services & Supplies	658	10,944
Engie SA	Multi-Utilities	5,733	82,085
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,017	128,407
Eurazeo SE	Diversified Financial Services	162	11,445
Eutelsat Communications SA	Media	602	11,840
Faurecia SA	Auto Components	245	9,262
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	192	24,802
Getlink SE	Transportation Infrastructure	1,519	20,368
Hermes International	Textiles, Apparel & Luxury Goods	105	58,191
	Equity Real Estate Investment Trusts
ICADE	(REITs)	112	8,514
Iliad SA	Diversified Telecommunication Services	77	10,796
Imerys SA	Construction Materials	133	6,383
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	228	12,912
Ipsen SA	Pharmaceuticals	119	15,352
JCDecaux SA	Media	224	6,279
Kering SA	Textiles, Apparel & Luxury Goods	259	121,865
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	714	22,005

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

L'Oreal SA	Personal Products	840	193,201
Lagardere SCA	Media	427	10,748
Legrand SA	Electrical Equipment	966	54,441
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	861	254,134
Natixis SA	Capital Markets	2,856	13,448
Orange SA	Diversified Telecommunication Services	6,650	107,606
Orpea	Health Care Providers & Services	154	15,707
Pernod Ricard SA	Beverages	742	121,550
Peugeot SA	Automobiles	1,890	40,283
Plastic Omnium SA	Auto Components	203	4,681
Publicis Groupe	Media	735	42,078
Remy Cointreau SA	Beverages	78	8,823
Renault SA	Automobiles	651	40,596
Rexel SA	Trading Companies & Distributors	1,008	10,716
Rubis SCA	Gas Utilities	301	16,131
Safran SA	Aerospace & Defense	1,148	138,320
Sanofi	Pharmaceuticals	3,773	326,329
Sartorius Stedim Biotech	Life Sciences Tools & Services	84	8,388
Schneider Electric SE	Electrical Equipment	1,778	121,382
SCOR SE	Insurance	539	24,277
SEB SA	Household Durables	91	11,734
Societe BIC SA	Commercial Services & Supplies	91	9,274
Societe Generale SA	Banks	2,513	79,919
Sodexo SA	Hotels, Restaurants & Leisure	301	30,796
Suez	Multi-Utilities	1,253	16,515
Teleperformance	Professional Services	196	31,278
Thales SA	Aerospace & Defense	350	40,810
Total SA	Oil, Gas & Consumable Fuels	8,764	462,657
[a] UbiSoft Entertainment SA	Entertainment	280	22,559
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	469	72,593
Valeo SA	Auto Components	812	23,679
Veolia Environnement SA	Multi-Utilities	1,715	35,201
Vinci SA	Construction & Engineering	1,610	132,551
Vivendi SA	Media	3,332	81,055
Wendel SA	Diversified Financial Services	98	11,729
[a,b] Worldline SA, Reg S	IT Services	140	6,754
			4,677,681
Germany 13.0%
1&1 Drillisch AG	Wireless Telecommunication Services	161	8,190
Adidas AG	Textiles, Apparel & Luxury Goods	665	138,660
Allianz SE	Insurance	1,484	297,113
Aroundtown SA	Real Estate Management & Development	2,310	19,066
Axel Springer SE	Media	168	9,483
BASF SE	Chemicals	3,178	219,429
Bayer AG	Pharmaceuticals	3,242	224,441
Bayerische Motoren Werke AG	Automobiles	1,106	89,388
Beiersdorf AG	Personal Products	343	35,744
Brenntag AG	Trading Companies & Distributors	532	22,927
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	140	10,931
CECONOMY AG	Specialty Retail	595	2,140
[a] Commerzbank AG	Banks	3,584	23,693
Continental AG	Auto Components	371	51,211
Covestro AG	Chemicals	616	30,407
Daimler AG	Automobiles	3,003	157,603
[a] Delivery Hero SE	Internet & Direct Marketing Retail	385	14,304
Deutsche Bank AG	Capital Markets	7,217	57,479
Deutsche Boerse AG	Capital Markets	644	77,263
Deutsche Lufthansa AG	Airlines	805	18,129
Deutsche Post AG	Air Freight & Logistics	3,346	91,455
Deutsche Telekom AG	Diversified Telecommunication Services	11,221	190,100
Deutsche Wohnen SE	Real Estate Management & Development	1,232	56,334
[a,c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	147	3,927

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

E.ON SE	Multi-Utilities	7,574	74,694
Evonik Industries AG	Chemicals	581	14,479
Fielmann AG	Specialty Retail	70	4,321
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	119	8,497
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	735	47,590
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,407	68,164
Fuchs Petrolub SE	Chemicals	119	4,761
GEA Group AG	Machinery	574	14,764
Grenkeleasing AG	Consumer Finance	98	8,313
Hannover Rueck SE	Insurance	203	27,313
Hapag-Lloyd AG	Marine	84	2,151
HeidelbergCement AG	Construction Materials	518	31,609
Hella GmbH & Co. KGaA	Auto Components	133	5,291
Henkel AG & Co. KGaA	Household Products	357	34,995
Hochtief AG	Construction & Engineering	63	8,477
Hugo Boss AG	Textiles, Apparel & Luxury Goods	217	13,376
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	3,927	77,954
[a] Innogy SE	Multi-Utilities	462	19,604
K+S AG	Chemicals	686	12,328
KION Group AG	Machinery	245	12,416
[a] Knorr-Bremse AG	Machinery	154	13,841
Lanxess AG	Chemicals	315	14,476
LEG Immobilien AG	Real Estate Management & Development	224	23,333
MAN SE	Machinery	56	5,771
Merck KGaA	Pharmaceuticals	448	46,082
METRO AG	Food & Staples Retailing	602	9,218
MTU Aero Engines AG	Aerospace & Defense	175	31,688
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	518	112,834
Osram Licht AG	Electrical Equipment	322	13,958
ProSiebenSat.1 Media SE	Media	784	13,936
Puma SE	Textiles, Apparel & Luxury Goods	28	13,668
Rational AG	Machinery	14	7,938
Rheinmetall AG	Industrial Conglomerates	147	12,966
[a,c] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	238	5,490
RWE AG	Multi-Utilities	1,862	40,368
SAP SE	Software	3,367	334,592
[b] Scout24 AG, Reg S	Interactive Media & Services	392	17,996
Siemens AG	Industrial Conglomerates	2,667	296,890
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	469	19,593
Suedzucker AG	Food Products	294	3,796
Symrise AG	Chemicals	420	30,968
[a] Talanx AG	Insurance	119	4,054
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,457	9,600
thyssenkrupp AG	Metals & Mining	1,589	27,211
TUI AG	Hotels, Restaurants & Leisure	1,533	21,975
	Independent Power and Renewable
Uniper SE	Electricity Producers	686	17,723
United Internet AG	Diversified Telecommunication Services	413	18,035
Volkswagen AG	Automobiles	112	17,809
Vonovia SE	Real Estate Management & Development	1,813	82,051
Wacker Chemie AG	Chemicals	56	5,064
Wirecard AG	IT Services	392	59,510
[a,c] Zalando SE, 144A	Internet & Direct Marketing Retail	462	11,851
			3,684,799
Ireland 0.8%
AIB Group PLC	Banks	2,814	11,838
Bank of Ireland Group PLC	Banks	3,192	17,734
CRH PLC	Construction Materials	2,891	76,254
Glanbia PLC	Food Products	693	12,509
Kerry Group PLC	Food Products	504	49,837
Kingspan Group PLC	Building Products	518	22,134

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	280	22,823
Smurfit Kappa Group PLC	Containers & Packaging	812	21,531
			234,660
Italy 3.4%
A2A SpA	Multi-Utilities	4,858	8,733
Assicurazioni Generali SpA	Insurance	4,543	75,823
Atlantia SpA	Transportation Infrastructure	1,848	38,174
Banca Mediolanum SpA	Diversified Financial Services	910	5,295
[a] Banco BPM SpA	Banks	5,334	12,000
Buzzi Unicem SpA	Construction Materials	217	3,727
Buzzi Unicem SpA, di Risp	Construction Materials	161	1,761
Davide Campari-Milano SpA	Beverages	1,960	16,547
DiaSorin SpA	Health Care Equipment & Supplies	84	6,789
Enel SpA	Electric Utilities	27,076	156,122
Eni SpA	Oil, Gas & Consumable Fuels	8,708	136,855
Ferrari NV	Automobiles	441	43,748
FinecoBank Banca Fineco SpA	Banks	1,365	13,697
Intesa Sanpaolo SpA	Banks	52,612	116,666
Italgas Reti SpA	Gas Utilities	1,498	8,555
Leonardo SpA	Aerospace & Defense	1,386	12,165
[a] Mediaset SpA	Media	756	2,371
Mediobanca Banca di Credito Finanziario SpA	Banks	2,044	17,235
Moncler SpA	Textiles, Apparel & Luxury Goods	581	19,214
[a] Pirelli & C SpA	Auto Components	1,617	10,370
[b] Poste Italiane SpA, Reg S	Insurance	1,645	13,133
Prysmian SpA	Electrical Equipment	902	17,395
Recordati SpA	Pharmaceuticals	322	11,150
[a] Saipem SpA	Energy Equipment & Services	2,093	7,812
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	273	5,510
Snam SpA	Oil, Gas & Consumable Fuels	7,931	34,624
[a] Telecom Italia SpA	Diversified Telecommunication Services	36,211	20,006
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	22,106	10,538
Tenaris SA	Energy Equipment & Services	1,631	17,601
Terna Rete Elettrica Nazionale SpA	Electric Utilities	4,753	26,912
UniCredit SpA	Banks	7,777	87,960
Unione di Banche Italiane SpA	Banks	3,780	10,945
UnipolSai Assicurazioni SpA	Insurance	2,695	6,089
			975,522
Luxembourg 0.2%
Eurofins Scientific SE	Life Sciences Tools & Services	42	15,652
RTL Group SA	Media	147	7,848
SES SA, IDR	Media	1,218	23,266
			46,766
Netherlands 4.1%
Aalberts Industries NV	Machinery	315	10,461
ABN AMRO Group NV, GDR	Banks	1,463	34,352
[a] Adyen NV	IT Services	21	11,404
Aegon NV	Insurance	6,033	28,131
Akzo Nobel NV	Chemicals	883	71,062
[a] Altice Europe NV, A	Media	1,673	3,249
[a] Altice Europe NV, B	Media	308	599
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	1,414	221,707
ASR Nederland NV	Insurance	497	19,646
Boskalis Westminster	Construction & Engineering	300	7,452
EXOR NV	Diversified Financial Services	364	19,665
[a] Gemalto NV	Software	287	16,621
Grandvision NV	Specialty Retail	189	4,133
Heineken Holding NV	Beverages	357	30,098
Heineken NV	Beverages	812	71,660
ING Groep NV	Banks	13,524	145,478
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,794	95,742

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Koninklijke DSM NV	Chemicals	615	50,225
Koninklijke KPN NV	Diversified Telecommunication Services	11,375	33,288
Koninklijke Philips NV	Health Care Equipment & Supplies	3,220	113,852
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	210	9,526
NN Group NV	Insurance	1,186	47,181
[a] OCI NV	Chemicals	350	7,126
[a] QIAGEN NV	Life Sciences Tools & Services	756	25,650
Randstad NV	Professional Services	378	17,323
Signify NV	Electrical Equipment	357	8,354
Wolters Kluwer NV	Professional Services	938	55,394
			1,159,379
Norway 1.1%
Aker ASA	Diversified Financial Services	91	4,855
Aker BP ASA	Oil, Gas & Consumable Fuels	385	9,693
DNB ASA	Banks	3,682	58,743
Equinor ASA	Oil, Gas & Consumable Fuels	3,381	71,746
Gjensidige Forsikring ASA	Insurance	588	9,181
Mowi ASA	Food Products	1,414	29,834
Norsk Hydro ASA	Metals & Mining	4,641	21,015
Orkla ASA	Food Products	2,681	21,066
Schibsted ASA, A	Media	266	8,909
Schibsted ASA, B	Media	343	10,398
Telenor ASA	Diversified Telecommunication Services	2,275	44,007
Yara International ASA	Chemicals	609	23,455
			312,902
Poland 0.6%
Bank Pekao SA	Banks	574	16,654
[a] CD Projekt SA	Entertainment	231	8,953
[a] Cyfrowy Polsat SA	Media	1,106	6,642
[a] Dino Polska SA	Food & Staples Retailing	154	3,929
Grupa Lotos SA	Oil, Gas & Consumable Fuels	364	8,575
[a] KGHM Polska Miedz SA	Metals & Mining	497	11,758
mBank SA	Banks	49	5,533
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	2,471	6,578
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	1,113	32,041
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	6,279	11,549
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	2,989	31,404
Powszechny Zalkad Ubezpieczen SA	Insurance	2,016	23,558
Santander Bank Polska SA	Banks	105	10,012
			177,186
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	8,029	27,985
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,764	27,818
Jeronimo Martins SGPS SA	Food & Staples Retailing	791	9,349
			65,152
Russia 0.1%
Evraz PLC	Metals & Mining	1,624	9,938
Polymetal International PLC	Metals & Mining	1,008	10,553
			20,491
South Africa 0.1%
Investec PLC	Capital Markets	2,275	12,781

Spain 4.8%
Acciona SA	Electric Utilities	77	6,505
Acerinox SA	Metals & Mining	525	5,198
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	849	32,833
Aena SME SA	Transportation Infrastructure	217	33,675
Amadeus IT Group SA, A	IT Services	1,456	101,264
Banco Bilbao Vizcaya Argentaria SA	Banks	23,086	122,334
Banco de Sabadell SA	Banks	19,614	22,433
Banco Santander SA	Banks	55,892	253,847

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Bankia SA	Banks	4,060	11,881
Bankinter SA	Banks	2,247	18,027
CaixaBank SA	Banks	12,418	44,915
[a] Cellnex Telecom SAU	Diversified Telecommunication Services	616	15,767
Corporacion Financiera Alba SA	Diversified Financial Services	84	4,081
Corporacion Mapfre SA	Insurance	3,535	9,375
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	560	4,977
Enagas SA	Oil, Gas & Consumable Fuels	798	21,538
Endesa SA	Electric Utilities	1,106	25,451
Ferrovial SA	Construction & Engineering	1,673	33,841
[a] Fomento de Construcciones y Contratas SA	Construction & Engineering	231	3,090
Grifols SA	Biotechnology	1,148	30,052
Grupo Catalana Occidente SA	Insurance	161	6,000
Iberdrola SA	Electric Utilities	20,925	167,873
Industria de Diseno Textil SA	Specialty Retail	3,647	93,179
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	1,071	9,960
Mediaset Espana Comunicacion SA	Media	546	3,427
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	1,183	14,585
Naturgy Energy Group SA	Gas Utilities	1,106	28,144
Red Electrica Corp. SA	Electric Utilities	1,470	32,760
Repsol SA	Oil, Gas & Consumable Fuels	4,257	68,519
[a] Repsol SA, rts., 1/9/19	Oil, Gas & Consumable Fuels	4,257	1,946
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	791	9,621
Telefonica SA	Diversified Telecommunication Services	15,855	133,017
Zardoya Otis SA	Machinery	539	3,826
			1,373,941
Sweden 4.2%
Alfa Laval AB	Machinery	1,078	23,060
Assa Abloy AB, B	Building Products	3,171	56,565
Atlas Copco AB	Machinery	1,330	29,001
Atlas Copco AB, A	Machinery	2,331	55,344
Boliden AB	Metals & Mining	924	20,008
Electrolux AB, B	Household Durables	812	17,136
Elekta AB, B	Health Care Equipment & Supplies	1,246	14,806
[a] Epiroc AB, A	Machinery	2,219	20,984
[a] Epiroc AB, B	Machinery	1,225	10,899
Ericsson, B	Communications Equipment	10,283	90,375
Essity AB, B	Household Products	2,100	51,542
[a] Fastighets AB Balder, B	Real Estate Management & Development	322	9,152
Hennes & Mauritz AB, B	Specialty Retail	3,024	42,983
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	861	39,623
Husqvarna AB, B	Household Durables	1,344	9,960
ICA Gruppen AB	Food & Staples Retailing	280	10,005
Industrivarden AB, A	Diversified Financial Services	847	17,502
Industrivarden AB, C	Diversified Financial Services	581	11,743
Investment AB Latour, B	Industrial Conglomerates	441	5,571
Investor AB, A	Diversified Financial Services	455	19,399
Investor AB, B	Diversified Financial Services	1,624	68,800
Kinnevik AB, B	Diversified Financial Services	861	20,753
L E Lundbergforetagen AB, B	Diversified Financial Services	280	8,249
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	588	14,684
Nibe Industrier AB	Building Products	1,050	10,768
Saab AB, B	Aerospace & Defense	322	11,179
[a] Saab AB, B	Aerospace & Defense	73	2,515
Sandvik AB	Machinery	3,752	53,471
Securitas AB, B	Commercial Services & Supplies	1,015	16,285
Skandinaviska Enskilda Banken AB, A	Banks	4,942	47,994
Skandinaviska Enskilda Banken AB, C	Banks	84	819
Skanska AB, B	Construction & Engineering	1,274	20,261

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

SKF AB, B	Machinery	1,323	20,063
Svenska Cellulosa AB, B	Paper & Forest Products	2,051	15,898
Svenska Handelsbanken AB, A	Banks	5,012	55,571
Svenska Handelsbanken AB, B	Banks	126	1,438
Swedbank AB, A	Banks	3,465	77,286
Swedish Match AB	Tobacco	581	22,877
[a] Swedish Orphan Biovitrum AB	Biotechnology	546	11,886
Tele2 AB, B	Wireless Telecommunication Services	1,841	23,454
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	133	1,161
Telia Co. AB	Diversified Telecommunication Services	9,555	45,243
Trelleborg AB, B	Machinery	847	13,313
Volvo AB, B	Machinery	5,166	67,562
			1,187,188
Switzerland 14.4%
ABB Ltd.	Electrical Equipment	6,209	117,749
Adecco Group AG	Professional Services	525	24,461
Baloise Holding AG	Insurance	168	23,075
Banque Cantonale Vaudoise	Banks	14	10,523
Barry Callebaut AG	Food Products	7	10,871
Chocoladefabriken Lindt & Spruengli AG	Food Products	7	43,315
[a] Clariant AG	Chemicals	686	12,588
[a] Coca-Cola HBC AG	Beverages	672	20,986
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,771	113,180
[a] Credit Suisse Group AG	Capital Markets	8,820	96,628
DKSH Holding AG	Professional Services	84	5,781
[a] Dufry AG	Specialty Retail	112	10,580
EMS-Chemie Holding AG	Chemicals	28	13,264
Ferguson PLC	Trading Companies & Distributors	834	53,290
Flughafen Zurich AG	Transportation Infrastructure	70	11,539
Geberit AG	Building Products	126	48,864
Georg Fischer AG	Machinery	14	11,170
Givaudan AG	Chemicals	28	64,646
[a] Glencore PLC	Metals & Mining	40,096	148,781
Helvetia Holding AG	Insurance	28	16,318
[a] Julius Baer Group Ltd.	Capital Markets	742	26,352
Kuehne + Nagel International AG	Marine	175	22,430
[a] LafargeHolcim Ltd., B	Construction Materials	1,666	68,445
	Technology Hardware, Storage &
Logitech International SA	Peripherals	497	15,589
[a] Lonza Group AG	Life Sciences Tools & Services	259	66,917
Nestle SA	Food Products	10,584	856,769
Novartis AG	Pharmaceuticals	7,651	652,252
[a] OC Oerlikon Corp. AG	Machinery	721	8,074
Pargesa Holding SA, B	Diversified Financial Services	140	10,062
Partners Group Holding AG	Capital Markets	63	38,089
PSP Swiss Property AG	Real Estate Management & Development	154	15,130
Roche Holding AG	Pharmaceuticals	105	25,499
Roche Holding AG	Pharmaceuticals	2,429	599,735
Schindler Holding AG	Machinery	77	14,888
Schindler Holding AG, PC	Machinery	140	27,651
SGS SA	Professional Services	21	47,078
Sika AG	Chemicals	476	60,164
Sonova Holding AG	Health Care Equipment & Supplies	189	30,791
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	2,191	31,270
Straumann Holding AG	Health Care Equipment & Supplies	35	21,942
Sulzer AG	Machinery	56	4,434
Swatch Group AG	Textiles, Apparel & Luxury Goods	105	30,537
Swatch Group AG	Textiles, Apparel & Luxury Goods	168	9,680
[a] Swiss Life Holding AG	Insurance	126	48,391
[a] Swiss Prime Site AG	Real Estate Management & Development	259	20,900
Swiss Re AG	Insurance	1,057	96,629
Swisscom AG	Diversified Telecommunication Services	91	43,358

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Temenos AG	Software	196	23,441
[a] UBS Group AG	Capital Markets	12,264	152,211
Vifor Pharma AG	Pharmaceuticals	154	16,700
Zurich Insurance Group AG	Insurance	525	156,094
			4,099,111
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	280	9,757

United Kingdom 27.7%
3i Group PLC	Capital Markets	3,332	32,820
Admiral Group PLC	Insurance	679	17,702
Anglo American PLC	Metals & Mining	3,402	75,728
Antofagasta PLC	Metals & Mining	1,253	12,498
Ashmore Group PLC	Capital Markets	1,344	6,258
Ashtead Group PLC	Trading Companies & Distributors	1,680	35,026
Associated British Foods PLC	Food Products	1,204	31,328
AstraZeneca PLC	Pharmaceuticals	4,431	331,432
Auto Trader Group PLC	Interactive Media & Services	3,094	17,921
Aveva Group PLC	Software	266	8,198
Aviva PLC	Insurance	13,818	66,083
B&M European Value Retail SA	Multiline Retail	2,898	10,390
Babcock International Group PLC	Commercial Services & Supplies	924	5,758
BAE Systems PLC	Aerospace & Defense	11,004	64,355
Barclays PLC	Banks	59,332	113,741
Barratt Developments PLC	Household Durables	3,605	21,249
Bellway PLC	Household Durables	448	14,350
BHP Group PLC	Metals & Mining	7,252	152,544
BP PLC	Oil, Gas & Consumable Fuels	68,180	430,653
British American Tobacco PLC	Tobacco	7,987	254,306
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	3,444	23,388
BT Group PLC	Diversified Telecommunication Services	29,036	88,050
Bunzl PLC	Trading Companies & Distributors	1,155	34,848
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,400	30,945
[a] Capita PLC	Professional Services	6,163	8,811
Capital & Counties Properties PLC	Real Estate Management & Development	2,513	7,397
Centrica PLC	Multi-Utilities	19,509	33,518
Cineworld Group PLC	Entertainment	3,717	12,460
CNH Industrial NV	Machinery	3,409	30,584
[a] Cobham PLC	Aerospace & Defense	8,827	10,986
Compass Group PLC	Hotels, Restaurants & Leisure	5,586	117,386
ConvaTec Group PLC	Health Care Equipment & Supplies	5,306	9,390
Croda International PLC	Chemicals	441	26,314
CYBG PLC	Banks	4,487	10,355
DCC PLC	Industrial Conglomerates	336	25,612
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	364	13,226
Diageo PLC	Beverages	8,463	301,258
Direct Line Insurance Group PLC	Insurance	4,585	18,610
Dixons Carphone PLC	Specialty Retail	3,430	5,247
DS Smith PLC	Containers & Packaging	4,364	16,635
easyJet PLC	Airlines	735	10,344
Experian PLC	Professional Services	3,311	80,332
[a] Fiat Chrysler Automobiles NV	Automobiles	3,829	55,511
Fresnillo PLC	Metals & Mining	651	7,130
G4S PLC	Commercial Services & Supplies	5,215	13,081
GlaxoSmithKline PLC	Pharmaceuticals	17,038	323,584
GVC Holdings PLC	Hotels, Restaurants & Leisure	2,030	17,426
	Electronic Equipment, Instruments &
Halma PLC	Components	1,288	22,375
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	2,793	11,717
Hargreaves Lansdown PLC	Capital Markets	994	23,408

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Hikma Pharmaceuticals PLC	Pharmaceuticals	511	11,168
Hiscox Ltd.	Insurance	945	19,510
Howden Joinery Group PLC	Trading Companies & Distributors	2,226	12,349
HSBC Holdings PLC	Banks	70,210	578,454
IMI PLC	Machinery	952	11,446
Imperial Brands PLC	Tobacco	3,297	99,812
Inchcape PLC	Distributors	1,484	10,423
Informa PLC	Media	4,375	35,115
Inmarsat PLC	Diversified Telecommunication Services	1,687	8,150
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	637	34,374
International Consolidated Airlines Group SA	Airlines	3,493	27,493
Intertek Group PLC	Professional Services	595	36,374
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	3,738	5,399
ITV PLC	Media	12,866	20,458
J Sainsbury PLC	Food & Staples Retailing	5,670	19,136
JD Sports Fashion PLC	Specialty Retail	1,330	5,908
John Wood Group PLC	Energy Equipment & Services	2,296	14,802
Johnson Matthey PLC	Chemicals	651	23,207
[a] Just Eat PLC	Internet & Direct Marketing Retail	1,960	14,648
KAZ Minerals PLC	Metals & Mining	826	5,597
Kingfisher PLC	Specialty Retail	7,532	19,905
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,548	26,104
Legal & General Group PLC	Insurance	20,762	61,082
Lloyds Banking Group PLC	Banks	249,417	164,705
London Stock Exchange Group PLC	Capital Markets	1,106	57,217
Marks & Spencer Group PLC	Multiline Retail	5,544	17,454
Mediclinic International PLC	Health Care Providers & Services	1,407	5,779
Meggitt PLC	Aerospace & Defense	2,772	16,628
Melrose Industries PLC	Electrical Equipment	16,905	35,277
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	2,457	9,935
Micro Focus International PLC	Software	1,498	26,386
Mondi PLC	Paper & Forest Products	1,267	26,359
National Grid PLC	Multi-Utilities	11,809	114,935
Next PLC	Multiline Retail	455	23,127
[a] Ocado Group PLC	Internet & Direct Marketing Retail	1,491	15,002
Pearson PLC	Media	2,667	31,875
Pennon Group PLC	Water Utilities	1,351	11,921
Persimmon PLC	Household Durables	1,092	26,842
Phoenix Group Holdings PLC	Insurance	2,037	14,616
Prudential PLC	Insurance	9,044	161,489
Quilter PLC	Capital Markets	6,064	9,138
Reckitt Benckiser Group PLC	Household Products	2,198	168,326
RELX PLC	Professional Services	6,734	138,638
	Electronic Equipment, Instruments &
Renishaw PLC	Components	112	6,048
Rentokil Initial PLC	Commercial Services & Supplies	6,251	26,845
Rightmove PLC	Interactive Media & Services	3,502	19,279
Rio Tinto PLC	Metals & Mining	3,990	189,546
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	5,929	62,675
Royal Bank of Scotland Group PLC	Banks	15,624	43,121
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	16,260	477,854
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	13,083	389,903
Royal Mail PLC	Air Freight & Logistics	3,122	10,819
RPC Group PLC	Containers & Packaging	1,407	11,684
RSA Insurance Group PLC	Insurance	3,409	22,299
Schroders PLC	Capital Markets	371	11,543
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	3,528	26,447
Severn Trent PLC	Water Utilities	798	18,452
Smith & Nephew PLC	Health Care Equipment & Supplies	3,122	58,211
Smiths Group PLC	Industrial Conglomerates	1,372	23,834
Spirax-Sarco Engineering PLC	Machinery	252	20,027

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

SSE PLC	Electric Utilities	3,528	48,595
St. James's Place Capital PLC	Capital Markets	1,799	21,629
Standard Chartered PLC	Banks	9,443	73,278
Standard Life Aberdeen PLC	Diversified Financial Services	8,961	29,302
Subsea 7 SA	Energy Equipment & Services	875	8,516
Tate & Lyle PLC	Food Products	1,589	13,357
Taylor Wimpey PLC	Household Durables	11,683	20,273
TechnipFMC PLC	Energy Equipment & Services	1,575	31,778
Tesco PLC	Food & Staples Retailing	33,516	81,146
The Berkeley Group Holdings PLC	Household Durables	434	19,230
The Sage Group PLC	Software	3,703	28,363
Travis Perkins PLC	Trading Companies & Distributors	875	11,924
Unilever NV, IDR	Personal Products	5,257	284,972
Unilever PLC	Personal Products	3,864	202,187
United Utilities Group PLC	Water Utilities	2,338	21,922
Vodafone Group PLC	Wireless Telecommunication Services	93,114	181,324
Weir Group PLC	Machinery	875	14,465
Whitbread PLC	Hotels, Restaurants & Leisure	630	36,740
William Hill PLC	Hotels, Restaurants & Leisure	2,667	5,265
William Morrison Supermarkets PLC	Food & Staples Retailing	7,413	20,133
WPP PLC	Media	4,277	46,116
			7,887,933
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	595	28,516

Total Common Stocks and Other Equity Interests (Cost $33,311,920)			27,865,936
Preferred Stocks 0.9%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 6.473%, pfd.	Automobiles	203	14,411
[d] Fuchs Petrolub SE, 2.529%, pfd.	Chemicals	238	9,789
[d] Henkel AG & Co. KGaA, 1.876%, pfd.	Household Products	609	66,415
[d] Porsche Automobil Holding SE, 3.408%, pfd.	Automobiles	539	31,818
[d] RWE AG, 7.962%, pfd.	Multi-Utilities	133	2,865
[d] Sartorius AG, 0.468%, pfd.	Health Care Equipment & Supplies	119	14,814
[d] Volkswagen AG, 2.851%, pfd.	Automobiles	637	101,160
			241,272
Spain 0.1%
[d] Grifols SA, 2.565%, pfd., B	Biotechnology	896	16,532

Total Preferred Stocks (Cost $319,179)			257,804
Short Term Investments (Cost $188,602) 0.7%
United States 0.7%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	Money Market Funds	188,602	188,602

Total Investments (Cost $33,819,701) 99.5%			28,312,342

Other Assets, less Liabilities 0.5%			141,140
Net Assets 100.0%			$28,453,482

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $71,049, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $25,096, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

At December 31, 2018 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	5,793,420	$887,184	1/03/19	$296	$—
Danish Krone	BOFA	Sell	5,793,420	881,863	1/03/19	—	(5,616)
Euro	BOFA	Buy	7,124,340	8,141,736	1/03/19	2,452	—
Euro	BOFA	Sell	7,124,340	8,090,101	1/03/19	—	(54,087)
Euro	UBSW	Buy	7,124,340	8,141,657	1/03/19	2,531	—
Euro	UBSW	Sell	7,124,340	8,090,735	1/03/19	—	(53,452)
Great British Pound	BOFA	Buy	7,356,800	9,362,530	1/03/19	7,089	—
Great British Pound	BOFA	Sell	7,356,800	9,403,337	1/03/19	33,718	—
Norwegian Krone	BOFA	Buy	3,295,920	380,415	1/03/19	213	—
Norwegian Krone	BOFA	Sell	3,295,920	383,709	1/03/19	3,080	—
Polish Zloty	BOFA	Buy	744,880	198,236	1/03/19	42	—
Polish Zloty	BOFA	Sell	744,880	196,608	1/03/19	—	(1,670)
Swedish Krona	BOFA	Buy	13,292,900	1,496,067	1/03/19	3,271	—
Swedish Krona	BOFA	Sell	13,292,900	1,465,357	1/03/19	—	(33,981)
Swiss Franc	MSCO	Buy	4,451,380	4,512,801	1/04/19	2,699	—
Swiss Franc	MSCO	Sell	4,451,380	4,470,783	1/04/19	—	(44,717)
Danish Krone	BOFA	Sell	5,153,010	791,631	2/04/19	7	—
Euro	BOFA	Sell	4,118,920	4,721,205	2/04/19	100	—
Euro	HSBK	Sell	4,118,920	4,720,830	2/04/19	—	(275)
Euro	UBSW	Sell	4,118,920	4,721,036	2/04/19	—	(69)
Great British Pound	BOFA	Sell	6,254,120	7,977,968	2/04/19	151	—
Norwegian Krone	BOFA	Sell	2,847,770	329,366	2/04/19	10	—
Polish Zloty	BOFA	Sell	669,080	178,200	2/04/19	—	(4)
Swedish Krona	BOFA	Sell	10,663,620	1,205,907	2/04/19	25	—
Swiss Franc	MSCO	Sell	3,851,890	3,918,823	2/04/19	—	—
Total Forward Exchange Contracts						$55,684	$(193,871)
Net unrealized appreciation (depreciation)							$(138,187)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index		Long	8	$271,978	3/15/19	$(6,328)
FTSE 100 Index		Long	1	84,809	3/15/19	(760)
Total Futures Contracts						(7,088)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

Counterparty

BOFA	-	Bank of America Corp.
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.8%
France 97.6%
Accor SA	Hotels, Restaurants & Leisure	324	$13,745
Aeroports de Paris SA	Transportation Infrastructure	46	8,703
[a] Air France-KLM	Airlines	344	3,728
Air Liquide SA	Chemicals	672	83,311
Airbus SE	Aerospace & Defense	879	84,365
[b] ALD SA, 144A	Road & Rail	124	1,474
Alstom SA	Machinery	248	9,999
Amundi SA	Capital Markets	91	4,802
Arkema SA	Chemicals	116	9,940
Atos SE	IT Services	148	12,093
AXA SA	Insurance	3,075	66,289
Biomerieux	Health Care Equipment & Supplies	67	4,404
BNP Paribas SA	Banks	1,730	78,068
Bollore	Air Freight & Logistics	1,574	6,298
Bouygues SA	Construction & Engineering	327	11,715
Bureau Veritas SA	Professional Services	438	8,910
Capgemini SE	IT Services	249	24,707
Carrefour SA	Food & Staples Retailing	892	15,204
Casino Guichard-Perrachon SA	Food & Staples Retailing	88	3,656
Cie Generale des Etablissements Michelin SCA	Auto Components	282	27,949
CNP Assurances	Insurance	252	5,335
Compagnie de Saint-Gobain	Building Products	790	26,339
	Equity Real Estate Investment Trusts
Covivio	(REITs)	70	6,738
Credit Agricole SA	Banks	1,825	19,673
Danone SA	Food Products	957	67,292
Dassault Aviation SA	Aerospace & Defense	4	5,533
Dassault Systemes	Software	211	25,013
Edenred	Commercial Services & Supplies	380	13,949
EDF SA	Electric Utilities	793	12,510
Eiffage SA	Construction & Engineering	118	9,842
Elis SA	Commercial Services & Supplies	300	4,990
Engie SA	Multi-Utilities	2,627	37,613
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	463	58,459
Eurazeo SE	Diversified Financial Services	77	5,440
Eutelsat Communications SA	Media	270	5,310
Faurecia SA	Auto Components	119	4,499
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	84	10,851
Getlink SE	Transportation Infrastructure	719	9,641
Hermes International	Textiles, Apparel & Luxury Goods	49	27,156
	Equity Real Estate Investment Trusts
ICADE	(REITs)	52	3,953
Iliad SA	Diversified Telecommunication Services	39	5,468
Imerys SA	Construction Materials	59	2,831
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	100	5,663
Ipsen SA	Pharmaceuticals	55	7,095
JCDecaux SA	Media	118	3,308
Kering SA	Textiles, Apparel & Luxury Goods	119	55,992
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	318	9,801
L'Oreal SA	Personal Products	386	88,781
Lagardere SCA	Media	186	4,682
Legrand SA	Electrical Equipment	427	24,065
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	397	117,179
Natixis SA	Capital Markets	1,331	6,267
Orange SA	Diversified Telecommunication Services	3,071	49,693
Orpea	Health Care Providers & Services	71	7,241

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Pernod Ricard SA	Beverages	338	55,369
Peugeot SA	Automobiles	870	18,543
Plastic Omnium SA	Auto Components	88	2,029
Publicis Groupe	Media	337	19,293
Remy Cointreau SA	Beverages	39	4,411
Renault SA	Automobiles	295	18,396
Rexel SA	Trading Companies & Distributors	481	5,114
Rubis SCA	Gas Utilities	137	7,342
Safran SA	Aerospace & Defense	530	63,859
Sanofi	Pharmaceuticals	1,735	150,061
Sartorius Stedim Biotech	Life Sciences Tools & Services	38	3,794
Schneider Electric SE	Electrical Equipment	818	55,844
SCOR SE	Insurance	250	11,260
SEB SA	Household Durables	44	5,674
Societe BIC SA	Commercial Services & Supplies	41	4,178
Societe Generale SA	Banks	1,158	36,827
Sodexo SA	Hotels, Restaurants & Leisure	139	14,221
Suez	Multi-Utilities	584	7,697
Teleperformance	Professional Services	92	14,682
Thales SA	Aerospace & Defense	160	18,656
Total SA	Oil, Gas & Consumable Fuels	4,023	212,377
[a] UbiSoft Entertainment SA	Entertainment	136	10,957
Valeo SA	Auto Components	380	11,081
Veolia Environnement SA	Multi-Utilities	797	16,359
Vinci SA	Construction & Engineering	744	61,253
Vivendi SA	Media	1,537	37,389
Wendel SA	Diversified Financial Services	45	5,386
[a,c] Worldline SA, Reg S	IT Services	64	3,087
			2,102,701
Luxembourg 0.8%
Eurofins Scientific SE	Life Sciences Tools & Services	18	6,708
SES SA, IDR	Media	560	10,697
			17,405
Switzerland 0.7%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,015	14,486

United Kingdom 0.7%
TechnipFMC PLC	Energy Equipment & Services	733	14,790

Total Investments (Cost $2,513,474) 99.8%			2,149,382

Other Assets, less Liabilities 0.2%			5,109
Net Assets 100.0%			$2,154,491

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At December 31, 2018, the value of this security was $1,474, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $3,087, representing 0.1% of net assets.

Abbreviations

Selected Portfolio

IDR - International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 93.5%
Germany 92.7%
1&1 Drillisch AG	Wireless Telecommunication Services	160	$8,139
Adidas AG	Textiles, Apparel & Luxury Goods	644	134,281
Allianz SE	Insurance	1,436	287,503
Aroundtown SA	Real Estate Management & Development	2,252	18,587
Axel Springer SE	Media	152	8,580
BASF SE	Chemicals	3,114	215,010
Bayer AG	Pharmaceuticals	3,176	219,872
Bayerische Motoren Werke AG	Automobiles	1,090	88,095
Beiersdorf AG	Personal Products	338	35,223
Brenntag AG	Trading Companies & Distributors	524	22,583
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	126	9,838
CECONOMY AG	Specialty Retail	612	2,201
[a] Commerzbank AG	Banks	3,534	23,363
Continental AG	Auto Components	368	50,797
Covestro AG	Chemicals	600	29,617
Daimler AG	Automobiles	2,926	153,562
[a] Delivery Hero SE	Internet & Direct Marketing Retail	370	13,746
Deutsche Bank AG	Capital Markets	6,962	55,448
Deutsche Boerse AG	Capital Markets	634	76,063
Deutsche Lufthansa AG	Airlines	806	18,151
Deutsche Post AG	Air Freight & Logistics	3,304	90,307
Deutsche Telekom AG	Diversified Telecommunication Services	10,982	186,051
Deutsche Wohnen SE	Real Estate Management & Development	1,210	55,328
[a,b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	120	3,206
E.ON SE	Multi-Utilities	7,364	72,623
Evonik Industries AG	Chemicals	562	14,005
Fielmann AG	Specialty Retail	84	5,185
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	122	8,711
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	722	46,748
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,376	66,663
Fuchs Petrolub SE	Chemicals	118	4,721
GEA Group AG	Machinery	564	14,507
Grenkeleasing AG	Consumer Finance	90	7,634
Hannover Rueck SE	Insurance	206	27,717
Hapag-Lloyd AG	Marine	96	2,458
HeidelbergCement AG	Construction Materials	506	30,877
Hella GmbH & Co. KGaA	Auto Components	154	6,126
Henkel AG & Co. KGaA	Household Products	344	33,721
Hochtief AG	Construction & Engineering	68	9,149
Hugo Boss AG	Textiles, Apparel & Luxury Goods	220	13,561
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	3,846	76,346
[a] Innogy SE	Multi-Utilities	470	19,944
K+S AG	Chemicals	654	11,753
KION Group AG	Machinery	238	12,061
[a] Knorr-Bremse AG	Machinery	150	13,481
Lanxess AG	Chemicals	312	14,338
LEG Immobilien AG	Real Estate Management & Development	216	22,499
MAN SE	Machinery	64	6,596
Merck KGaA	Pharmaceuticals	440	45,259
METRO AG	Food & Staples Retailing	572	8,759
MTU Aero Engines AG	Aerospace & Defense	176	31,869
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	508	110,656
Osram Licht AG	Electrical Equipment	302	13,091
ProSiebenSat.1 Media SE	Media	780	13,865
Puma SE	Textiles, Apparel & Luxury Goods	28	13,667
Rational AG	Machinery	12	6,804
Rheinmetall AG	Industrial Conglomerates	146	12,878

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a,b] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	228	5,260
RWE AG	Multi-Utilities	1,822	39,501
SAP SE	Software	3,296	327,537
[c] Scout24 AG, Reg S	Interactive Media & Services	364	16,711
Siemens AG	Industrial Conglomerates	2,610	290,545
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	442	18,465
Suedzucker AG	Food Products	268	3,460
Symrise AG	Chemicals	410	30,231
[a] Talanx AG	Insurance	128	4,360
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,256	8,815
thyssenkrupp AG	Metals & Mining	1,576	26,988
	Independent Power and Renewable
Uniper SE	Electricity Producers	664	17,155
United Internet AG	Diversified Telecommunication Services	392	17,118
Volkswagen AG	Automobiles	108	17,173
Vonovia SE	Real Estate Management & Development	1,762	79,743
Wacker Chemie AG	Chemicals	52	4,702
Wirecard AG	IT Services	388	58,902
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	464	11,903
			3,582,392
Luxembourg 0.2%
RTL Group SA	Media	130	6,940

Netherlands 0.6%
[a] QIAGEN NV	Life Sciences Tools & Services	748	25,379

Total Common Stocks (Cost $4,358,272)			3,614,711
Preferred Stocks 6.1%
Germany 6.1%
[d] Bayerische Motoren Werke AG, 6.473%, pfd.	Automobiles	192	13,630
[d] Fuchs Petrolub SE, 2.529%, pfd.	Chemicals	238	9,789
[d] Henkel AG & Co. KGaA, 1.876%, pfd.	Household Products	594	64,779
[d] Porsche Automobil Holding SE, 3.408%, pfd.	Automobiles	522	30,815
[d] RWE AG, 7.962%, pfd.	Multi-Utilities	130	2,800
[d] Sartorius AG, 0.468%, pfd.	Health Care Equipment & Supplies	116	14,441
[d] Volkswagen AG, 2.851%, pfd.	Automobiles	622	98,778

Total Preferred Stocks (Cost $271,256)			235,032
Total Investments (Cost $4,629,528) 99.6%			3,849,743

Other Assets, less Liabilities 0.4%			13,910
Net Assets 100.0%			$3,863,653

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $20,369, representing 0.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $16,711, representing 0.4% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.8%
China 6.0%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	22,500	$130,614
[a] China Mengniu Dairy Co. Ltd.	Food Products	90,000	280,483
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	80,000	21,356
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	105,000	10,997
Guotai Junan International holdings Ltd.	Capital Markets	120,000	19,312
Minth Group Ltd.	Auto Components	23,050	74,337
[a] MMG Ltd.	Metals & Mining	80,000	34,435
Nexteer Automotive Group Ltd.	Auto Components	25,000	35,635
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	100,000	87,491
Shougang Fushan Resources Group Ltd.	Metals & Mining	120,000	24,370
Shui On Land Ltd.	Real Estate Management & Development	110,000	24,447
Tingyi Cayman Islands Holding Corp.	Food Products	60,000	80,160
[a] Towngas China Co. Ltd.	Gas Utilities	35,000	25,973
Uni-President China Holdings Ltd.	Food Products	40,000	34,741
Want Want China Holdings Ltd.	Food Products	185,000	129,487
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	100,000	35,124
			1,048,962
Hong Kong 92.2%
AIA Group Ltd.	Insurance	404,000	3,354,046
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	10,000	96,368
BOC Hong Kong (Holdings) Ltd.	Banks	120,000	446,014
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	24,242
Cathay Pacific Airways Ltd.	Airlines	20,000	28,457
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	60,000	41,076
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	37,000	30,860
CK Asset Holdings Ltd.	Real Estate Management & Development	90,000	658,675
CK Hutchison Holdings Ltd.	Industrial Conglomerates	90,000	864,440
CK Infrastructure Holdings Ltd.	Electric Utilities	20,000	151,481
CLP Holdings Ltd.	Electric Utilities	55,000	621,699
Dah Sing Banking Group Ltd.	Banks	10,000	17,652
Dah Sing Financial Group	Banks	4,000	19,772
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	10,000	90,500
First Pacific Co. Ltd.	Diversified Financial Services	70,000	27,001
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	70,000	445,248
Great Eagle Holdings Ltd.	Real Estate Management & Development	10,000	42,788
Haitong International Securities Group Ltd.	Capital Markets	90,000	28,278
Hang Lung Group Ltd.	Real Estate Management & Development	30,000	76,405
Hang Lung Properties Ltd.	Real Estate Management & Development	70,000	133,395
Hang Seng Bank Ltd.	Banks	24,000	538,895
Henderson Land Development Co. Ltd.	Real Estate Management & Development	40,000	199,250
Hong Kong and China Gas Co. Ltd.	Gas Utilities	300,000	620,741
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	41,500	1,201,109
Hongkong Land Holdings Ltd.	Real Estate Management & Development	39,000	245,700
Hopewell Holdings Ltd.	Industrial Conglomerates	20,000	87,874
Huabao International Holdings Ltd.	Chemicals	30,000	12,760
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	40,000	14,918
Hysan Development Co. Ltd.	Real Estate Management & Development	20,000	95,155
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	7,000	487,060
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	6,000	220,260
Johnson Electric Holdings Ltd.	Electrical Equipment	12,500	25,481
Kerry Logistics Network Ltd.	Air Freight & Logistics	17,500	25,973
Kerry Properties Ltd.	Real Estate Management & Development	20,000	68,333

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	200,000	31,420
Lifestyle International Holdings Ltd.	Multiline Retail	17,500	26,509
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	70,500	714,063
Melco International Development Ltd.	Hotels, Restaurants & Leisure	25,000	50,962
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	24,000	40,279
MTR Corp. Ltd.	Road & Rail	47,500	249,957
New World Development Co. Ltd.	Real Estate Management & Development	190,000	251,413
NWS Holdings Ltd.	Industrial Conglomerates	45,000	92,307
PCCW Ltd.	Diversified Telecommunication Services	140,000	80,645
Power Assets Holdings Ltd.	Electric Utilities	44,000	306,283
Sa Sa International Holdings Ltd.	Specialty Retail	30,923	11,691
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	43,500	123,621
Sands China Ltd.	Hotels, Restaurants & Leisure	80,000	350,476
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	40,000	59,264
Shun Tak Holdings Ltd.	Industrial Conglomerates	50,000	15,710
Sino Land Co. Ltd.	Real Estate Management & Development	100,000	171,406
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	60,000	55,943
Sun Art Retail Group Ltd.	Food & Staples Retailing	72,500	73,895
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	47,500	677,068
Swire Pacific Ltd., A	Real Estate Management & Development	17,500	184,849
Swire Pacific Ltd., B	Real Estate Management & Development	25,000	41,702
Swire Properties Ltd.	Real Estate Management & Development	35,000	122,935
Techtronic Industries Co. Ltd.	Household Durables	42,500	225,817
Television Broadcasts Ltd.	Media	10,000	18,929
The Bank of East Asia Ltd.	Banks	40,000	127,214
The Wharf Holdings Ltd.	Real Estate Management & Development	40,000	104,223
VTech Holdings Ltd.	Communications Equipment	5,500	45,521
[b] WH Group Ltd., Reg S	Food Products	280,000	215,650
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	40,000	239,356
Wheelock and Co. Ltd.	Real Estate Management & Development	27,300	156,038
Xinyi Glass Holdings Ltd.	Auto Components	70,000	77,427
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	71,989
			16,056,468
Italy 0.3%
Prada SpA	Textiles, Apparel & Luxury Goods	17,500	57,668

Luxembourg 0.2%
L'Occitane International SA	Specialty Retail	15,000	27,397

Macau 0.7%
Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	65,000	11,291
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	48,000	104,713
			116,004
Singapore 0.3%
BOC Aviation Ltd.	Trading Companies & Distributors	6,500	48,111

Taiwan 0.1%
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	35,000	15,154

Total Investments (Cost $18,253,665) 99.8%			17,369,764

Other Assets, less Liabilities 0.2%			41,569
Net Assets 100.0%			$17,411,333

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $215,650, representing 1.2% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 99.5%
India 99.5%
ABB India Ltd.	Electrical Equipment	651	$12,465
ACC Ltd.	Construction Materials	576	12,442
Adani Enterprises Ltd.	Trading Companies & Distributors	3,363	7,755
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	9,021	50,096
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	12,117	8,843
Ambuja Cements Ltd.	Construction Materials	10,050	32,404
Ashok Leyland Ltd.	Machinery	15,177	22,282
Asian Paints Ltd.	Chemicals	3,717	73,102
Aurobindo Pharma Ltd.	Pharmaceuticals	3,414	35,842
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	1,506	34,657
[a] Axis Bank Ltd.	Banks	23,166	205,695
Bajaj Auto Ltd.	Automobiles	1,122	43,716
Bajaj Finance Ltd.	Consumer Finance	2,238	84,793
Bajaj Finserv Ltd.	Insurance	492	45,644
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	348	14,705
Bandhan Bank Ltd.	Banks	1,551	12,222
[a] Bank of Baroda	Banks	6,753	11,491
[a] Bank of India	Banks	3,873	5,775
Berger Paints India Ltd.	Chemicals	2,997	14,179
Bharat Electronics Ltd.	Aerospace & Defense	7,647	9,633
Bharat Forge Ltd.	Auto Components	2,397	17,465
Bharat Heavy Electricals Ltd.	Electrical Equipment	11,547	12,090
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	12,882	66,933
Bharti Airtel Ltd.	Wireless Telecommunication Services	16,494	73,829
Bharti Infratel Ltd.	Diversified Telecommunication Services	11,100	41,179
Biocon Ltd.	Biotechnology	1,851	16,678
Bosch Ltd.	Auto Components	96	26,967
Britannia Industries Ltd.	Food Products	747	33,334
Cadila Healthcare Ltd.	Pharmaceuticals	3,183	15,886
[a] Canara Bank Ltd.	Banks	1,929	7,600
Castrol India Ltd.	Chemicals	3,096	6,707
Cipla Ltd.	Pharmaceuticals	4,176	31,074
Coal India Ltd.	Oil, Gas & Consumable Fuels	18,867	65,061
Colgate-Palmolive India Ltd.	Personal Products	840	16,165
Container Corp. of India Ltd.	Road & Rail	2,136	21,040
Cummins India Ltd.	Machinery	870	10,589
Dabur India Ltd.	Personal Products	6,828	42,118
Divi's Laboratories Ltd.	Life Sciences Tools & Services	1,029	21,853
DLF Ltd.	Real Estate Management & Development	5,409	13,756
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	1,050	39,351
Eicher Motors Ltd.	Automobiles	171	56,722
Emami Ltd.	Personal Products	1,416	8,521
Exide Industries Ltd.	Auto Components	2,661	10,213
[a] Future Retail Ltd.	Multiline Retail	2,667	19,173
GAIL India Ltd.	Gas Utilities	6,978	36,012
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	132	14,455
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,779	17,660
[a] GMR Infrastructure Ltd.	Construction & Engineering	27,702	6,507
Godrej Consumer Products Ltd.	Personal Products	4,755	55,212
Godrej Industries Ltd.	Industrial Conglomerates	921	7,209
Grasim Industries Ltd.	Construction Materials	4,152	49,100
Havell's India Ltd.	Electrical Equipment	3,111	30,814
HCL Technologies Ltd.	IT Services	7,155	98,832
[a] HDFC Asset Management Co. Ltd.	Capital Markets	357	7,696
[b] HDFC Standard Life Insurance Co. Ltd., 144A	Insurance	4,095	22,708
Hero Motocorp Ltd.	Automobiles	1,266	56,291
Hindalco Industries Ltd.	Metals & Mining	11,574	37,500
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,905	28,675

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Hindustan Unilever Ltd.	Household Products	9,141	238,250
Hindustan Zinc Ltd.	Metals & Mining	2,988	11,926
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	22,173	625,141
[c] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	2,055	25,445
[c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	3,933	18,281
[a] IDBI Bank Ltd.	Banks	11,628	10,201
IDFC Bank Ltd.	Banks	25,881	16,070
IDFC Ltd.	Diversified Financial Services	3,552	2,218
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	4,209	51,477
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	28,263	55,482
Infosys Ltd.	IT Services	49,068	463,129
[c] InterGlobe Aviation Ltd., Reg S	Airlines	1,239	20,676
ITC Ltd.	Tobacco	37,815	152,555
[a] Jindal Steel & Power Ltd.	Metals & Mining	4,971	11,741
	Independent Power and Renewable
[a] JSW Energy Ltd.	Electricity Producers	4,971	4,888
JSW Steel Ltd.	Metals & Mining	15,288	67,172
Kansai Nerolac Paints Ltd.	Chemicals	1,659	11,662
L&T Finance Holdings Ltd.	Diversified Financial Services	6,132	13,403
[c] Larsen & Toubro Infotech Ltd., Reg S	IT Services	357	8,853
Larsen & Toubro Ltd.	Construction & Engineering	4,347	89,508
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,204	22,428
Lupin Ltd.	Pharmaceuticals	2,850	34,466
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,843	26,072
Mahindra & Mahindra Ltd.	Automobiles	7,860	90,500
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	2,625	2,839
Marico Ltd.	Personal Products	5,859	31,336
Maruti Suzuki India Ltd.	Automobiles	1,560	166,815
Motherson Sumi Systems Ltd.	Auto Components	12,285	29,360
Mphasis Ltd.	IT Services	964	14,063
MRF Ltd.	Auto Components	12	11,514
Nestle India Ltd.	Food Products	300	47,632
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	31,644	11,785
NMDC Ltd.	Metals & Mining	9,708	13,467
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	25,575	54,601
[d] Odisha Cement Ltd.	Construction Materials	558	8,791
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	39,738	85,322
Oil India Ltd.	Oil, Gas & Consumable Fuels	3,585	8,976
Oracle Financial Services Software Ltd.	Software	279	14,817
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	63	22,775
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	5,733	18,407
Pidilite Industries Ltd.	Chemicals	1,575	24,993
Piramal Enterprises Ltd.	Pharmaceuticals	1,095	37,356
Power Finance Corp. Ltd.	Diversified Financial Services	8,121	12,487
Power Grid Corp. of India Ltd.	Electric Utilities	9,942	28,289
[a] Punjab National Bank Ltd.	Banks	5,235	5,856
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	1,815	14,844
REC Ltd.	Diversified Financial Services	8,367	14,639
Reliance Capital Ltd.	Diversified Financial Services	1,626	5,346
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	40,077	643,649
Reliance Infrastructure Ltd.	Electric Utilities	1,698	7,690
	Independent Power and Renewable
[a] Reliance Power Ltd.	Electricity Producers	7,143	2,931
SBI Life Insurance Co. Ltd.	Insurance	2,037	17,444
Shree Cement Ltd.	Construction Materials	108	26,663
Shriram Transport Finance Co. Ltd.	Consumer Finance	2,157	38,309
Siemens Ltd.	Industrial Conglomerates	1,104	16,555
[a] State Bank of India	Banks	23,058	97,728
[a] Steel Authority of India Ltd.	Metals & Mining	12,993	10,487
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	14,130	87,130
Sun TV Network Ltd.	Media	1,101	9,584
Tata Communications Ltd.	Diversified Telecommunication Services	891	6,691

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Tata Consultancy Services Ltd.	IT Services	11,625	315,215
[a] Tata Motors Ltd.	Automobiles	13,056	32,296
[a] Tata Motors Ltd., A	Automobiles	4,890	6,489
Tata Power Co. Ltd.	Electric Utilities	12,171	13,389
Tata Steel Ltd.	Metals & Mining	3,735	27,875
Tech Mahindra Ltd.	IT Services	6,072	62,894
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	4,014	53,528
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	525	13,321
Torrent Power Ltd.	Electric Utilities	1,509	5,659
UltraTech Cement Ltd.	Construction Materials	1,347	77,001
[a] Union Bank of India Ltd.	Banks	3,090	3,802
United Breweries Ltd.	Beverages	855	16,864
[a] United Spirits Ltd.	Beverages	3,825	34,834
UPL Ltd.	Chemicals	4,617	50,145
Vakrangee Ltd.	IT Services	6,891	3,287
Vedanta Ltd.	Metals & Mining	21,573	62,480
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	32,229	17,427
Wipro Ltd.	IT Services	14,028	66,478
[a] Wockhardt Ltd.	Pharmaceuticals	387	2,900
Yes Bank Ltd.	Banks	22,011	57,317
Zee Entertainment Enterprises Ltd.	Media	6,846	46,720
Total Investments (Cost $6,928,298) 99.5%			6,573,352

Other Assets, less Liabilities 0.5%			31,096
Net Assets 100.0%			$6,604,448

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At December 31, 2018, the value of this security was $22,708, representing 0.3% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $73,255, representing 1.1% of net assets.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SGX CNX Nifty Index	Long	1	$21,845	1/31/19	$245
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 90.3%
A2A SpA	Multi-Utilities	55,503	$99,772
Assicurazioni Generali SpA	Insurance	35,991	600,689
Atlantia SpA	Transportation Infrastructure	15,345	316,977
Banca Mediolanum SpA	Diversified Financial Services	8,712	50,692
[a] Banco BPM SpA	Banks	54,513	122,639
Buzzi Unicem SpA	Construction Materials	2,493	42,819
Buzzi Unicem SpA, di Risp	Construction Materials	1,440	15,754
Davide Campari-Milano SpA	Beverages	20,367	171,942
DiaSorin SpA	Health Care Equipment & Supplies	819	66,192
Enel SpA	Electric Utilities	203,724	1,174,682
Eni SpA	Oil, Gas & Consumable Fuels	65,925	1,036,079
Ferrari NV	Automobiles	3,384	335,701
FinecoBank Banca Fineco SpA	Banks	14,121	141,698
Intesa Sanpaolo SpA	Banks	401,769	890,916
Italgas Reti SpA	Gas Utilities	17,595	100,488
Leonardo SpA	Aerospace & Defense	13,914	122,125
[a] Mediaset SpA	Media	11,097	34,809
Mediobanca Banca di Credito Finanziario SpA	Banks	21,663	182,660
Moncler SpA	Textiles, Apparel & Luxury Goods	6,147	203,289
[a] Pirelli & C SpA	Auto Components	15,516	99,505
[b] Poste Italiane SpA, Reg S	Insurance	16,587	132,427
Prysmian SpA	Electrical Equipment	9,414	181,548
Recordati SpA	Pharmaceuticals	3,429	118,733
[a] Saipem SpA	Energy Equipment & Services	20,223	75,480
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	2,412	48,680
Snam SpA	Oil, Gas & Consumable Fuels	66,924	292,169
[a] Telecom Italia SpA	Diversified Telecommunication Services	321,408	177,573
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	180,198	85,899
Tenaris SA	Energy Equipment & Services	16,803	181,327
Terna Rete Elettrica Nazionale SpA	Electric Utilities	46,593	263,811
UniCredit SpA	Banks	60,462	683,845
Unione di Banche Italiane SpA	Banks	36,549	105,831
UnipolSai Assicurazioni SpA	Insurance	20,817	47,035
			8,203,786
Netherlands 2.3%
EXOR NV	Diversified Financial Services	3,834	207,133

United Kingdom 7.3%
CNH Industrial NV	Machinery	30,780	276,141
[a] Fiat Chrysler Automobiles NV	Automobiles	26,640	386,211
			662,352
Total Investments (Cost $9,917,698) 99.9%			9,073,271

Other Assets, less Liabilities 0.1%			4,966
Net Assets 100.0%			$9,078,237

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $132,427, representing 1.5% of net assets.

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.8%
Japan 99.8%
ABC-Mart Inc.	Specialty Retail	1,900	$105,291
Acom Co. Ltd.	Consumer Finance	28,500	93,255
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	13,300	272,025
AEON Co. Ltd.	Food & Staples Retailing	53,200	1,042,277
AEON Financial Service Co. Ltd.	Consumer Finance	9,500	169,193
AEON Mall Co. Ltd.	Real Estate Management & Development	9,500	151,442
AGC Inc.	Building Products	13,300	415,795
Aica Kogyo Co. Ltd.	Building Products	3,800	127,457
[a] Aiful Corp.	Consumer Finance	22,800	54,031
AIN Holdings Inc.	Food & Staples Retailing	1,900	136,289
Air Water Inc.	Chemicals	11,400	173,003
Aisin Seiki Co. Ltd.	Auto Components	13,300	463,073
Ajinomoto Co. Inc.	Food Products	36,100	643,920
Alfresa Holdings Corp.	Health Care Providers & Services	13,300	339,789
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	15,200	295,785
Amada Holdings Co. Ltd.	Machinery	24,700	222,427
ANA Holdings Inc.	Airlines	7,600	272,995
Aoyama Trading Co. Ltd.	Specialty Retail	3,800	91,264
Aozora Bank Ltd.	Banks	7,600	226,860
[a] Aplus Financial Co. Ltd.	Consumer Finance	7,600	5,542
Ariake Japan Co. Ltd.	Food Products	1,900	123,648
Asahi Group Holdings Ltd.	Beverages	28,500	1,108,932
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	7,600	321,415
Asahi Kasei Corp.	Chemicals	95,000	978,444
Asics Corp.	Textiles, Apparel & Luxury Goods	13,300	170,319
ASKUL Corp.	Internet & Direct Marketing Retail	1,900	40,592
Astellas Pharma Inc.	Pharmaceuticals	144,400	1,844,566
Autobacs Seven Co. Ltd.	Specialty Retail	3,800	63,071
Awa Bank Ltd.	Banks	3,800	99,749
	Electronic Equipment, Instruments &
Azbil Corp.	Components	11,400	225,475
Bandai Namco Holdings Inc.	Leisure Products	15,200	682,313
Benefit One Inc.	Professional Services	1,900	58,447
Benesse Holdings Inc.	Diversified Consumer Services	5,700	145,364
BIC CAMERA Inc.	Specialty Retail	11,400	144,844
Bridgestone Corp.	Auto Components	45,600	1,760,576
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	17,100	254,205
Calbee Inc.	Food Products	5,700	178,718
	Technology Hardware, Storage &
CANON Inc.	Peripherals	77,900	2,130,774
Canon Marketing Japan Inc.	Distributors	3,800	67,885
Capcom Co. Ltd.	Entertainment	7,600	150,455
Casio Computer Co. Ltd.	Household Durables	17,100	203,239
Central Japan Railway Co.	Road & Rail	13,300	2,808,135
CHIYODA Corp.	Construction & Engineering	11,400	32,211
Chubu Electric Power Co. Inc.	Electric Utilities	53,200	757,645
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	17,100	994,376
Chuo Mitsui Trust Holdings Inc.	Banks	28,500	1,044,771
Ci:z Holdings Co. Ltd.	Personal Products	1,900	101,827
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	20,900	103,247
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	11,400	341,330
COMSYS Holdings Corp.	Construction & Engineering	7,600	185,852
Concordia Financial Group Ltd.	Banks	91,200	350,785
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	5,700	117,621
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	500	83,626

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Credit Saison Co. Ltd.	Consumer Finance	11,400	134,142
CyberAgent Inc.	Media	7,600	294,053
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	22,800	477,342
Daicel Corp.	Chemicals	20,900	215,448
Daido Steel Co. Ltd.	Metals & Mining	1,900	74,899
Daifuku Co. Ltd.	Machinery	7,600	347,737
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	47,500	1,520,052
Daiichikosho Co. Ltd.	Entertainment	3,800	180,103
Daikin Industries Ltd.	Building Products	19,000	2,025,293
Daishi Hokuetsu Financial Group Inc.	Banks	1,900	52,645
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	5,700	780,071
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	49,400	1,575,001
Daiwa Securities Group Inc.	Capital Markets	114,000	578,338
DeNA Co. Ltd.	Entertainment	7,600	127,042
Denka Co. Ltd.	Chemicals	7,600	215,431
Denso Corp.	Auto Components	34,200	1,525,230
Dentsu Inc.	Media	17,100	764,485
DIC Corp.	Chemicals	5,700	175,081
	Semiconductors & Semiconductor
Disco Corp.	Equipment	1,900	222,531
DMG Mori Co. Ltd.	Machinery	7,600	85,965
Don Quijote Holdings Co. Ltd.	Multiline Retail	9,500	590,530
Dowa Holdings Co. Ltd.	Metals & Mining	3,800	114,296
East Japan Railway Co.	Road & Rail	28,500	2,522,568
EBARA Corp.	Machinery	7,600	171,167
Eisai Co. Ltd.	Pharmaceuticals	19,000	1,472,342
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	13,300	315,908
Exedy Corp.	Auto Components	1,900	46,602
Ezaki Glico Co. Ltd.	Food Products	3,800	193,264
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	3,800	481,775
Fancl Corp.	Personal Products	5,700	145,831
FANUC Corp.	Machinery	15,200	2,309,475
Fast Retailing Co. Ltd.	Specialty Retail	3,800	1,952,386
FP Corp.	Containers & Packaging	1,900	116,374
Fuji Electric Co. Ltd.	Electrical Equipment	9,500	280,978
Fuji Media Holdings Inc.	Media	3,800	52,403
Fuji Oil Holdings Inc.	Food Products	3,800	121,570
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	28,500	1,109,192
Fujikura Ltd.	Electrical Equipment	22,800	90,813
Fujitsu General Ltd.	Household Durables	3,800	48,766
Fujitsu Ltd.	IT Services	13,300	830,015
Fukuoka Financial Group Inc.	Banks	11,400	232,437
Fukuyama Transporting Co. Ltd.	Road & Rail	1,900	73,253
Furukawa Electric Co. Ltd.	Electrical Equipment	3,800	95,662
Fuyo General Lease Co. Ltd.	Diversified Financial Services	1,900	96,979
Glory Ltd.	Machinery	3,800	85,687
GMO Internet Inc.	IT Services	3,800	50,948
GMO Payment Gateway Inc.	IT Services	3,800	162,093
Gree Inc.	Interactive Media & Services	9,500	37,666
GS Yuasa Corp.	Electrical Equipment	5,700	116,790
GungHo Online Entertainment Inc.	Entertainment	28,500	51,953
Gunma Bank Ltd.	Banks	32,300	135,129
H2O Retailing Corp.	Multiline Retail	5,700	81,150
Hachijuni Bank Ltd.	Banks	32,300	132,774
Hakuhodo DY Holdings Inc.	Media	19,000	272,752
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	9,500	319,943
Hankyu Hanshin Holdings Inc.	Road & Rail	17,100	568,883
Haseko Corp.	Household Durables	20,900	220,020
Heiwa Corp.	Leisure Products	3,800	77,306
Hikari Tsushin Inc.	Specialty Retail	1,900	297,343
Hino Motors Ltd.	Machinery	20,900	198,113

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	1,930	189,455
HIS Co. Ltd.	Hotels, Restaurants & Leisure	1,900	69,011
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	5,700	315,353
Hitachi Capital Corp.	Consumer Finance	3,800	80,146
Hitachi Chemical Co. Ltd.	Chemicals	9,500	143,736
Hitachi Construction Machinery Co. Ltd.	Machinery	7,600	178,163
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	5,700	179,497
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	70,300	1,880,925
Hitachi Metals Ltd.	Metals & Mining	15,200	159,322
Hitachi Transport System Ltd.	Road & Rail	3,800	108,062
Hokkaido Electric Power Co. Inc.	Electric Utilities	13,300	92,130
Hokugin Financial Group Inc.	Banks	9,500	107,282
[a] Hokuriku Electric Power Co.	Electric Utilities	13,300	116,253
Honda Motor Co. Ltd.	Automobiles	131,100	3,458,679
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	1,900	77,756
Hoshizaki Corp.	Machinery	3,800	231,363
House Foods Group Inc.	Food Products	5,700	196,122
Hoya Corp.	Health Care Equipment & Supplies	28,500	1,718,338
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	7,600	107,231
Ichigo Inc.	Real Estate Management & Development	13,300	38,670
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	11,400	375,099
IHI Corp.	Machinery	9,500	262,362
Iida Group Holdings Co. Ltd.	Household Durables	11,400	197,524
INPEX Corp.	Oil, Gas & Consumable Fuels	70,300	629,025
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	26,600	294,572
Isuzu Motors Ltd.	Automobiles	41,800	589,959
Ito En Ltd.	Beverages	3,800	170,578
ITOCHU Corp.	Trading Companies & Distributors	106,400	1,810,589
ITOCHU Techno-Solutions Corp.	IT Services	7,600	147,130
Itoham Yonekyu Holdings Inc.	Food Products	11,400	68,889
Izumi Co. Ltd.	Multiline Retail	3,800	176,986
J Front Retailing Co. Ltd.	Multiline Retail	19,000	218,202
Jafco Co. Ltd.	Capital Markets	1,900	60,525
Japan Airlines Co. Ltd.	Airlines	9,500	336,914
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	3,800	131,960
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	2,100	24,347
Japan Exchange Group Inc.	Capital Markets	41,800	677,776
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	1,900	34,150
Japan Post Bank Co. Ltd.	Banks	30,400	335,269
Japan Post Holdings Co. Ltd.	Insurance	98,800	1,139,151
Japan Post Insurance Co. Ltd.	Insurance	5,700	132,324
Japan Tobacco Inc.	Tobacco	89,300	2,129,640
JFE Holdings Inc.	Metals & Mining	38,000	608,540
JGC Corp.	Construction & Engineering	17,100	241,113
JSR Corp.	Chemicals	15,200	229,285
JTEKT Corp.	Machinery	17,100	191,082
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	239,400	1,258,369
K's Holdings Corp.	Specialty Retail	11,400	112,218
Kagome Co. Ltd.	Food Products	5,700	149,676
Kajima Corp.	Construction & Engineering	34,200	460,717
Kakaku.com Inc.	Interactive Media & Services	9,500	168,154
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	84,250
Kamigumi Co. Ltd.	Transportation Infrastructure	9,500	195,342
Kandenko Co. Ltd.	Construction & Engineering	7,600	73,911
Kaneka Corp.	Chemicals	3,800	136,463
Kansai Electric Power Co. Inc.	Electric Utilities	55,100	828,647
[a] Kansai Mirai Financial Group Inc	Banks	11,400	81,670
Kansai Paint Co. Ltd.	Chemicals	15,200	292,875

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

KAO Corp.	Personal Products	36,100	2,682,946
Kawasaki Heavy Industries Ltd.	Machinery	11,400	244,386
[a] Kawasaki Kisen Kaisha Ltd.	Marine	7,600	93,861
KDDI Corp.	Wireless Telecommunication Services	133,000	3,180,896
Keihan Holdings Co. Ltd.	Industrial Conglomerates	7,600	309,985
Keikyu Corp.	Road & Rail	20,900	342,317
Keio Corp.	Road & Rail	9,500	553,297
Keisei Electric Railway Co. Ltd.	Road & Rail	11,400	357,435
Keiyo Bank Ltd.	Banks	7,600	48,905
Kewpie Corp.	Food Products	7,600	170,197
	Electronic Equipment, Instruments &
Keyence Corp.	Components	6,700	3,400,228
Kikkoman Corp.	Food Products	13,300	716,429
Kinden Corp.	Construction & Engineering	9,500	153,780
Kintetsu Group Holdings Co. Ltd.	Road & Rail	13,300	578,235
Kirin Holdings Co. Ltd.	Beverages	60,800	1,273,744
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	48,507
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	3,800	258,725
Kobe Steel Ltd.	Metals & Mining	22,800	158,768
Koei Tecmo Holdings Co. Ltd.	Entertainment	4,440	73,491
Koito Manufacturing Co. Ltd.	Auto Components	9,500	491,820
Kokuyo Co. Ltd.	Commercial Services & Supplies	5,700	83,384
Komatsu Ltd.	Machinery	70,300	1,515,697
Komeri Co. Ltd.	Specialty Retail	1,900	41,060
Konami Holdings Corp.	Entertainment	7,600	332,844
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	34,200	309,535
KOSE Corp.	Personal Products	1,900	298,902
Kubota Corp.	Machinery	83,600	1,189,823
Kuraray Co. Ltd.	Chemicals	26,600	375,792
Kurita Water Industries Ltd.	Machinery	7,600	184,536
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,900	120,011
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	22,800	1,144,624
Kyorin Holdings Inc.	Pharmaceuticals	3,800	83,159
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	1,900	83,471
Kyowa Exeo Corp.	Construction & Engineering	7,600	178,579
Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	19,000	359,686
Kyudenko Corp.	Construction & Engineering	3,800	144,429
Kyushu Electric Power Co. Inc.	Electric Utilities	36,100	430,706
Kyushu Financial Group Inc.	Banks	30,400	115,266
Kyushu Railway Co.	Road & Rail	11,400	386,009
Lawson Inc.	Food & Staples Retailing	3,800	240,715
Leopalace21 Corp.	Real Estate Management & Development	17,100	67,954
[a] Line Corp.	Interactive Media & Services	3,800	130,748
LINTEC Corp.	Chemicals	3,800	81,912
Lion Corp.	Household Products	19,000	393,109
LIXIL Group Corp.	Building Products	19,000	235,866
M3 Inc.	Health Care Technology	30,400	408,418
Mabuchi Motor Co. Ltd.	Electrical Equipment	3,800	116,721
Maeda Corp.	Construction & Engineering	9,500	88,926
Maeda Road Construction Co. Ltd.	Construction & Engineering	3,800	79,038
Makita Corp.	Machinery	19,000	676,252
Marubeni Corp.	Trading Companies & Distributors	115,900	815,943
Maruha Nichiro Corp.	Food Products	1,900	63,989
Marui Group Co. Ltd.	Multiline Retail	15,200	295,507
Maruichi Steel Tube Ltd.	Metals & Mining	3,800	120,011
Matsui Securities Co. Ltd.	Capital Markets	9,500	100,009
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	5,700	174,821
Mazda Motor Corp.	Automobiles	43,700	452,076
Mebuki Financial Group Inc.	Banks	77,900	207,326
Medipal Holdings Corp.	Health Care Providers & Services	11,400	244,698
Megmilk Snow Brand Co. Ltd.	Food Products	3,800	98,606
Meiji Holdings Co. Ltd.	Food Products	9,500	775,828

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Minebea Mitsumi Inc.	Machinery	32,300	468,095
Miraca Holdings Inc.	Health Care Providers & Services	3,800	85,965
MISUMI Group Inc.	Machinery	20,900	441,755
Mitsubishi Chemical Holdings Corp.	Chemicals	98,800	749,769
Mitsubishi Corp.	Trading Companies & Distributors	95,000	2,614,957
Mitsubishi Electric Corp.	Electrical Equipment	150,100	1,664,282
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	89,300	1,407,687
Mitsubishi Gas Chemical Co. Inc.	Chemicals	13,300	200,624
Mitsubishi Heavy Industries Ltd.	Machinery	20,900	753,592
Mitsubishi Logistics Corp.	Transportation Infrastructure	5,700	129,726
Mitsubishi Materials Corp.	Metals & Mining	9,500	250,672
Mitsubishi Motors Corp.	Automobiles	47,500	260,630
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	1,900	48,489
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	17,100	246,412
Mitsubishi UFJ Financial Group Inc.	Banks	955,700	4,685,513
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	34,200	164,586
Mitsui & Co. Ltd.	Trading Companies & Distributors	127,300	1,961,451
Mitsui Chemicals Inc.	Chemicals	13,300	301,118
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	72,200	1,608,978
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	3,800	78,864
Mitsui O.S.K. Lines Ltd.	Marine	7,600	166,180
Miura Co. Ltd.	Machinery	7,600	173,522
Mizuho Financial Group Inc.	Banks	1,913,300	2,969,831
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	156,205
Monotaro Co. Ltd.	Trading Companies & Distributors	7,600	188,277
Morinaga & Co. Ltd.	Food Products	3,800	163,824
Morinaga Milk Industry Co. Ltd.	Food Products	3,800	106,676
MS&AD Insurance Group Holdings Inc.	Insurance	36,100	1,030,535
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	15,200	2,071,877
Nabtesco Corp.	Machinery	9,500	207,465
Nagase & Co. Ltd.	Trading Companies & Distributors	7,600	104,945
Nagoya Railroad Co. Ltd.	Road & Rail	13,300	351,062
Nankai Electric Railway Co. Ltd.	Road & Rail	7,600	201,161
	Technology Hardware, Storage &
NEC Corp.	Peripherals	19,000	565,419
[a] Nexon Co. Ltd.	Entertainment	30,400	391,516
NGK Insulators Ltd.	Machinery	20,900	284,026
NGK Spark Plug Co. Ltd.	Auto Components	15,200	303,681
NH Foods Ltd.	Food Products	7,600	286,433
NHK Spring Co. Ltd.	Auto Components	11,400	100,269
Nichirei Corp.	Food Products	7,600	209,543
Nidec Corp.	Electrical Equipment	17,100	1,944,333
Nifco Inc.	Auto Components	5,700	135,077
Nihon Kohden Corp.	Health Care Equipment & Supplies	5,700	185,471
Nihon M&A Center Inc.	Professional Services	9,500	191,879
Nihon Unisys Ltd.	IT Services	5,700	127,336
Nikon Corp.	Household Durables	26,600	396,400
Nintendo Co. Ltd.	Entertainment	7,600	2,028,583
Nippo Corp.	Construction & Engineering	3,800	73,184
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	5,700	139,909
Nippon Express Co. Ltd.	Road & Rail	5,700	317,951
Nippon Gas Co. Ltd.	Gas Utilities	3,800	138,194
Nippon Kayaku Co. Ltd.	Chemicals	13,300	169,834
Nippon Paint Holdings Co. Ltd.	Chemicals	11,400	390,685
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	7,600	136,116
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	3,800	242,100
Nippon Shobukai Co. Ltd.	Chemicals	1,900	121,396
Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	59,100	1,019,430
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	49,400	2,018,054
Nippon Television Holdings Inc.	Media	3,800	56,005
Nippon Yusen KK	Marine	13,300	204,988
Nipro Corp.	Health Care Equipment & Supplies	9,500	116,461

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Nishi-Nippon Financial Holdings Inc.	Banks	11,400	99,542
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	5,700	143,649
Nissan Chemical Corp.	Chemicals	9,500	498,747
Nissan Motor Co. Ltd.	Automobiles	144,400	1,158,596
Nissan Shatai Co. Ltd.	Automobiles	3,800	33,735
Nisshin Seifun Group Inc.	Food Products	19,000	393,283
[a] Nisshin Steel Co. Ltd.	Metals & Mining	5,400	66,134
Nisshinbo Holdings Inc.	Industrial Conglomerates	11,400	86,346
Nissin Foods Holdings Co. Ltd.	Food Products	5,700	358,474
Nitori Co. Ltd.	Specialty Retail	5,700	713,312
Nitto Denko Corp.	Chemicals	11,400	575,949
Noevir Holdings Co. Ltd.	Personal Products	1,900	82,692
NOF Corp.	Chemicals	3,800	130,055
NOK Corp.	Auto Components	9,500	132,999
Nomura Holdings Inc.	Capital Markets	248,900	954,629
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	9,500	174,475
Nomura Research Institute Ltd.	IT Services	7,600	282,277
North Pacific Bank Ltd.	Banks	20,900	56,005
NS Solutions Corp.	IT Services	1,900	45,718
NSK Ltd.	Machinery	34,200	295,819
NTN Corp.	Machinery	32,300	93,619
NTT Data Corp.	IT Services	47,500	521,693
NTT DoCoMo Inc.	Wireless Telecommunication Services	95,000	2,140,888
Obayashi Corp.	Construction & Engineering	51,300	464,770
OBIC Co. Ltd.	IT Services	5,700	441,079
Odakyu Electric Railway Co. Ltd.	Road & Rail	22,800	502,280
Oji Holdings Corp.	Paper & Forest Products	70,300	362,024
Okuma Corp.	Machinery	1,900	91,091
Olympus Corp.	Health Care Equipment & Supplies	20,900	642,916
	Electronic Equipment, Instruments &
Omron Corp.	Components	15,200	554,163
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	32,300	660,926
Open House Co. Ltd.	Real Estate Management & Development	1,900	64,248
Oracle Corp. Japan	Software	1,900	121,223
Orient Corp.	Consumer Finance	43,700	53,373
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	13,300	1,340,122
ORIX Corp.	Diversified Financial Services	96,900	1,417,973
Osaka Gas Co. Ltd.	Gas Utilities	30,400	556,657
OSG Corp.	Machinery	5,700	110,711
Otsuka Corp.	IT Services	7,600	209,197
Otsuka Holdings Co. Ltd.	Pharmaceuticals	32,300	1,322,735
Paltac Corp.	Distributors	1,900	89,878
Panasonic Corp.	Household Durables	163,400	1,475,314
Park24 Co. Ltd.	Commercial Services & Supplies	7,600	167,149
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	20,900	116,011
[a] PeptiDream Inc.	Biotechnology	5,700	225,475
Persol Holdings Co. Ltd.	Professional Services	13,300	198,321
Pigeon Corp.	Household Products	7,600	325,571
Pilot Corp.	Commercial Services & Supplies	1,900	92,303
Pola Orbis Holdings Inc.	Personal Products	5,700	154,248
Rakuten Inc.	Internet & Direct Marketing Retail	60,800	407,864
Recruit Holdings Co. Ltd.	Professional Services	91,200	2,213,189
Relo Group Inc.	Real Estate Management & Development	7,600	178,233
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	49,400	225,129
Rengo Co. Ltd.	Containers & Packaging	15,200	120,253
Resona Holdings Inc.	Banks	165,300	796,556
Resorttrust Inc.	Hotels, Restaurants & Leisure	5,700	83,696
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	51,300	503,578
Rinnai Corp.	Household Durables	1,900	125,379
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	5,700	365,748
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	7,600	207,811

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Ryohin Keikaku Co. Ltd.	Multiline Retail	1,900	459,782
Sankyo Co. Ltd.	Leisure Products	3,800	144,775
Sankyu Inc.	Road & Rail	3,800	172,310
Sanrio Co. Ltd.	Specialty Retail	3,800	74,466
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	28,500	411,986
Sanwa Holdings Corp.	Building Products	15,200	173,037
Sapporo Holdings Ltd.	Beverages	5,700	119,128
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	90,571
SBI Holdings Inc.	Capital Markets	17,100	336,498
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	3,800	159,495
SCSK Corp.	IT Services	3,800	134,731
Secom Co. Ltd.	Commercial Services & Supplies	15,200	1,262,661
Sega Sammy Holdings Inc.	Leisure Products	15,200	212,799
Seibu Holdings Inc.	Industrial Conglomerates	17,100	298,313
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	20,900	294,884
Seino Holdings Co. Ltd.	Road & Rail	11,400	149,832
Sekisui Chemical Co. Ltd.	Household Durables	26,600	395,430
Sekisui House Ltd.	Household Durables	43,700	644,855
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	58,900	2,567,732
Seven Bank Ltd.	Banks	49,400	141,381
SG Holdings Co. Ltd.	Air Freight & Logistics	15,200	396,781
Sharp Corp.	Household Durables	11,400	114,504
Shikoku Electric Power Co. Inc.	Electric Utilities	11,400	137,987
Shima Seiki Manufacturing Ltd.	Machinery	1,900	55,503
Shimachu Co. Ltd.	Specialty Retail	3,800	102,520
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	20,900	414,133
Shimamura Co. Ltd.	Specialty Retail	1,900	145,468
SHIMANO Inc.	Leisure Products	5,700	806,307
Shimizu Corp.	Construction & Engineering	43,700	356,483
Shin-Etsu Chemical Co. Ltd.	Chemicals	30,400	2,365,168
Shinsei Bank Ltd.	Banks	13,300	158,681
Shionogi & Co. Ltd.	Pharmaceuticals	20,900	1,194,585
Shiseido Co. Ltd.	Personal Products	28,500	1,790,293
Shoei Co. Ltd.	Real Estate Management & Development	24,700	221,752
Showa Denko K.K.	Chemicals	11,400	339,771
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	15,200	213,491
Sky Perfect JSAT Holdings Inc.	Media	9,500	40,610
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	15,200	240,368
SMC Corp.	Machinery	3,800	1,151,274
[a] Softbank Corp.	Diversified Telecommunication Services	119,700	1,481,590
SoftBank Group Corp.	Wireless Telecommunication Services	64,600	4,301,171
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	5,700	267,037
Sojitz Corp.	Trading Companies & Distributors	95,000	330,766
Sompo Holdings Inc.	Insurance	26,600	904,810
Sony Corp.	Household Durables	95,000	4,611,676
Sony Financial Holdings Inc.	Insurance	13,300	249,114
Sotetsu Holdings Inc.	Road & Rail	5,700	169,886
Square Enix Holdings Co. Ltd.	Entertainment	5,700	155,183
Stanley Electric Co. Ltd.	Auto Components	11,400	321,068
Subaru Corp.	Automobiles	47,500	1,021,738
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	1,900	75,245
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	17,100	191,238
Sumitomo Bakelite Co. Ltd.	Chemicals	1,900	65,807
Sumitomo Chemical Co. Ltd.	Chemicals	114,000	553,817
Sumitomo Corp.	Trading Companies & Distributors	85,500	1,216,864
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	13,300	423,675
Sumitomo Electric Industries Ltd.	Auto Components	57,000	759,550
Sumitomo Forestry Co. Ltd.	Household Durables	9,500	124,687
Sumitomo Heavy Industries Ltd.	Machinery	9,500	283,576
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	17,100	459,393

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sumitomo Mitsui Financial Group Inc.	Banks	98,800	3,282,377
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	1,900	78,102
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	32,300	1,185,251
Sumitomo Rubber Industries Ltd.	Auto Components	15,200	180,103
Sundrug Co. Ltd.	Food & Staples Retailing	5,700	170,145
Suntory Beverage & Food Ltd.	Beverages	9,500	429,476
Suzuken Co. Ltd.	Health Care Providers & Services	5,700	290,416
Suzuki Motor Corp.	Automobiles	32,300	1,638,920
Sysmex Corp.	Health Care Equipment & Supplies	13,300	639,573
T&D Holdings Inc.	Insurance	41,800	487,282
Tadano Ltd.	Machinery	9,500	86,501
Taiheiyo Cement Corp.	Construction Materials	9,500	293,966
Taisei Corp.	Construction & Engineering	15,200	651,834
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	3,800	382,026
Taiyo Nippon Sanso Corp.	Chemicals	9,500	155,512
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	7,600	113,326
Takara Bio Inc.	Biotechnology	3,800	88,562
Takara Holdings Inc.	Beverages	15,200	185,368
Takashimaya Co. Ltd.	Multiline Retail	9,500	121,570
[b] Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	114,000	3,849,701
	Electronic Equipment, Instruments &
TDK Corp.	Components	9,500	668,459
TechnoPro Holdings Inc.	Professional Services	1,900	78,362
Teijin Ltd.	Chemicals	13,300	212,989
Terumo Corp.	Health Care Equipment & Supplies	22,800	1,293,417
The 77 Bank Ltd.	Banks	5,700	99,074
The Bank of Kyoto Ltd.	Banks	5,700	236,125
The Chiba Bank Ltd.	Banks	49,400	276,458
The Chugoku Bank Ltd.	Banks	13,300	112,374
The Chugoku Electric Power Co. Inc.	Electric Utilities	22,800	296,754
The Dai-ichi Life Holdings Inc.	Insurance	83,600	1,309,072
The Hiroshima Bank Ltd.	Banks	22,800	121,154
The Iyo Bank Ltd.	Banks	20,900	110,486
The Japan Steel Works Ltd.	Machinery	5,700	92,008
The San-In Godo Bank Ltd.	Banks	11,400	80,007
The Shiga Bank Ltd.	Banks	1,900	44,558
The Shizuoka Bank Ltd.	Banks	38,000	298,209
The Suruga Bank Ltd.	Banks	5,700	21,093
THK Co. Ltd.	Machinery	9,500	178,544
TIS Inc.	IT Services	5,700	224,696
Tobu Railway Co. Ltd.	Road & Rail	15,200	410,496
Toda Corp.	Construction & Engineering	19,000	118,799
Toho Co. Ltd.	Entertainment	7,600	275,696
Toho Gas Co. Ltd.	Gas Utilities	5,700	240,801
Tohoku Electric Power Co. Inc.	Electric Utilities	36,100	477,100
[b] Tokai Carbon Co. Ltd.	Chemicals	15,200	172,899
Tokai Rika Co. Ltd.	Auto Components	3,800	63,175
Tokai Tokyo Financial Holdings Inc.	Capital Markets	17,100	73,253
Tokio Marine Holdings Inc.	Insurance	49,400	2,357,548
Tokuyama Corp.	Chemicals	5,700	125,778
Tokyo Broadcasting System Holdings Inc.	Media	1,900	30,133
Tokyo Century Corp.	Diversified Financial Services	3,800	167,288
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	115,900	689,812
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	11,400	1,300,378
Tokyo Gas Co. Ltd.	Gas Utilities	32,300	820,049
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	15,200	157,936
TOKYU Corp.	Road & Rail	38,000	621,702
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	38,000	187,723
	Electronic Equipment, Instruments &
Topcon Corp.	Components	7,600	101,343
Toppan Forms Co. Ltd.	Commercial Services & Supplies	3,800	29,959
Toppan Printing Co. Ltd.	Commercial Services & Supplies	19,000	280,026

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Toray Industries Inc.	Chemicals	115,900	815,520
Toshiba Corp.	Industrial Conglomerates	43,700	1,234,745
Tosoh Corp.	Chemicals	20,900	272,787
TOTO Ltd.	Building Products	11,400	395,880
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	11,400	262,050
Toyo Suisan Kaisha Ltd.	Food Products	5,700	199,239
Toyo Tire Corp.	Auto Components	9,500	119,058
Toyobo Co. Ltd.	Chemicals	7,600	103,836
Toyoda Gosei Co. Ltd.	Auto Components	5,700	112,997
Toyota Boshoku Corp.	Auto Components	5,700	85,255
Toyota Industries Corp.	Auto Components	11,400	528,879
Toyota Motor Corp.	Automobiles	190,000	11,093,652
Toyota Tsusho Corp.	Trading Companies & Distributors	17,100	505,760
Trend Micro Inc.	Software	9,500	516,930
TS TECH Co. Ltd.	Auto Components	3,800	104,598
Tsumura & Co.	Pharmaceuticals	5,700	158,716
Tsuruha Holdings Inc.	Food & Staples Retailing	1,900	163,132
TV Asahi Holdings Corp.	Media	1,900	34,185
Ube Industries Ltd.	Chemicals	7,600	154,750
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	3,800	110,486
Unicharm Corp.	Household Products	28,500	924,500
Ushio Inc.	Electrical Equipment	9,500	101,048
USS Co. Ltd.	Specialty Retail	17,100	288,182
Wacoal Corp.	Textiles, Apparel & Luxury Goods	3,800	98,468
Welcia Holdings Co. Ltd.	Food & Staples Retailing	3,800	171,791
West Japan Railway Co.	Road & Rail	13,300	940,813
Yahoo Japan Corp.	Interactive Media & Services	180,500	450,777
Yakult Honsha Co. Ltd.	Food Products	9,500	668,459
Yamada Denki Co. Ltd.	Specialty Retail	55,100	264,665
Yamaguchi Financial Group Inc.	Banks	17,100	164,431
Yamaha Corp.	Leisure Products	11,400	486,278
Yamaha Motor Co. Ltd.	Automobiles	20,900	411,276
Yamato Holdings Co. Ltd.	Air Freight & Logistics	26,600	733,158
Yamato Kogyo Co. Ltd.	Metals & Mining	3,800	89,116
Yamazaki Baking Co. Ltd.	Food Products	9,500	199,672
Yaoko Co. Ltd.	Food & Staples Retailing	1,900	103,906
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	20,900	513,952
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	19,000	329,207
Yokohama Rubber Co. Ltd.	Auto Components	7,600	143,043
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	3,800	119,318
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	7,600	184,259
Zeon Corp.	Chemicals	11,400	104,529
Zozo Inc.	Internet & Direct Marketing Retail	13,300	243,659
Total Investments before Short Term Investments (Cost $301,854,322)			257,772,680
Short Term Investments 0.6%
United States 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	Money Market Funds	114,347	114,347
Investments from Cash Collateral Received for Loaned Securities 0.5%
United States 0.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	Money Market Funds	1,452,460	1,452,460
Total Short Term Investments (Cost $1,566,807)			1,566,807

Total Investments (Cost $303,421,129) 100.4%			259,339,487

Other Assets, less Liabilities (0.4)%			(1,027,967)
Net Assets 100.0%			$258,311,520

[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2018.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.6%
Japan 99.6%
ABC-Mart Inc.	Specialty Retail	300	$16,625
Acom Co. Ltd.	Consumer Finance	4,500	14,725
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	2,100	42,951
AEON Co. Ltd.	Food & Staples Retailing	7,800	152,815
AEON Financial Service Co. Ltd.	Consumer Finance	1,200	21,372
AEON Mall Co. Ltd.	Real Estate Management & Development	1,500	23,912
AGC Inc.	Building Products	2,100	65,652
Aica Kogyo Co. Ltd.	Building Products	600	20,125
[a] Aiful Corp.	Consumer Finance	3,300	7,820
AIN Holdings Inc.	Food & Staples Retailing	300	21,519
Air Water Inc.	Chemicals	1,800	27,316
Aisin Seiki Co. Ltd.	Auto Components	1,800	62,671
Ajinomoto Co. Inc.	Food Products	5,400	96,320
Alfresa Holdings Corp.	Health Care Providers & Services	1,800	45,986
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	2,100	40,865
Amada Holdings Co. Ltd.	Machinery	3,600	32,419
ANA Holdings Inc.	Airlines	1,200	43,104
Aoyama Trading Co. Ltd.	Specialty Retail	300	7,205
Aozora Bank Ltd.	Banks	1,200	35,820
[a] Aplus Financial Co. Ltd.	Consumer Finance	1,200	875
Ariake Japan Co. Ltd.	Food Products	300	19,523
Asahi Group Holdings Ltd.	Beverages	4,200	163,422
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,200	50,750
Asahi Kasei Corp.	Chemicals	13,800	142,132
Asics Corp.	Textiles, Apparel & Luxury Goods	1,800	23,051
Astellas Pharma Inc.	Pharmaceuticals	21,300	272,086
Autobacs Seven Co. Ltd.	Specialty Retail	600	9,959
Awa Bank Ltd.	Banks	300	7,875
	Electronic Equipment, Instruments &
Azbil Corp.	Components	1,500	29,668
Bandai Namco Holdings Inc.	Leisure Products	2,100	94,267
Benefit One Inc.	Professional Services	300	9,228
Benesse Holdings Inc.	Diversified Consumer Services	900	22,952
BIC CAMERA Inc.	Specialty Retail	1,800	22,870
Bridgestone Corp.	Auto Components	6,900	266,403
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	2,700	40,138
Calbee Inc.	Food Products	900	28,219
	Technology Hardware, Storage &
CANON Inc.	Peripherals	11,400	311,821
Canon Marketing Japan Inc.	Distributors	600	10,719
Capcom Co. Ltd.	Entertainment	1,200	23,756
Casio Computer Co. Ltd.	Household Durables	2,400	28,525
Central Japan Railway Co.	Road & Rail	2,100	443,390
CHIYODA Corp.	Construction & Engineering	1,800	5,086
Chubu Electric Power Co. Inc.	Electric Utilities	7,800	111,083
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	139,562
Chuo Mitsui Trust Holdings Inc.	Banks	4,200	153,966
Ci:z Holdings Co. Ltd.	Personal Products	300	16,078
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	3,300	16,302
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	1,500	44,912
COMSYS Holdings Corp.	Construction & Engineering	1,200	29,345
Concordia Financial Group Ltd.	Banks	13,500	51,925
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	600	12,381
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	100	16,725
Credit Saison Co. Ltd.	Consumer Finance	1,800	21,180

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

CyberAgent Inc.	Media	1,200	46,429
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	3,300	69,089
Daicel Corp.	Chemicals	3,300	34,018
Daido Steel Co. Ltd.	Metals & Mining	300	11,826
Daifuku Co. Ltd.	Machinery	1,200	54,906
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	7,200	230,408
Daiichikosho Co. Ltd.	Entertainment	600	28,437
Daikin Industries Ltd.	Building Products	3,000	319,783
Daishi Hokuetsu Financial Group Inc.	Banks	300	8,312
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	600	82,113
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	7,200	229,555
Daiwa Securities Group Inc.	Capital Markets	18,600	94,360
DeNA Co. Ltd.	Entertainment	1,200	20,059
Denka Co. Ltd.	Chemicals	900	25,512
Denso Corp.	Auto Components	5,100	227,447
Dentsu Inc.	Media	2,400	107,296
DIC Corp.	Chemicals	900	27,644
	Semiconductors & Semiconductor
Disco Corp.	Equipment	300	35,136
DMG Mori Co. Ltd.	Machinery	1,200	13,573
Don Quijote Holdings Co. Ltd.	Multiline Retail	1,200	74,593
Dowa Holdings Co. Ltd.	Metals & Mining	600	18,047
East Japan Railway Co.	Road & Rail	4,200	371,747
EBARA Corp.	Machinery	1,200	27,026
Eisai Co. Ltd.	Pharmaceuticals	3,000	232,475
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	1,800	42,754
Exedy Corp.	Auto Components	300	7,358
Ezaki Glico Co. Ltd.	Food Products	600	30,515
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	600	76,070
Fancl Corp.	Personal Products	900	23,026
FANUC Corp.	Machinery	2,100	319,072
Fast Retailing Co. Ltd.	Specialty Retail	600	308,271
FP Corp.	Containers & Packaging	300	18,375
Fuji Electric Co. Ltd.	Electrical Equipment	1,500	44,365
Fuji Media Holdings Inc.	Media	600	8,274
Fuji Oil Holdings Inc.	Food Products	600	19,195
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	4,200	163,460
Fujikura Ltd.	Electrical Equipment	3,300	13,144
Fujitsu General Ltd.	Household Durables	600	7,700
Fujitsu Ltd.	IT Services	2,100	131,055
Fukuoka Financial Group Inc.	Banks	1,500	30,584
Fukuyama Transporting Co. Ltd.	Road & Rail	300	11,566
Furukawa Electric Co. Ltd.	Electrical Equipment	600	15,105
Fuyo General Lease Co. Ltd.	Diversified Financial Services	300	15,312
Glory Ltd.	Machinery	600	13,530
GMO Internet Inc.	IT Services	600	8,044
GMO Payment Gateway Inc.	IT Services	300	12,797
Gree Inc.	Interactive Media & Services	1,200	4,758
GS Yuasa Corp.	Electrical Equipment	900	18,441
GungHo Online Entertainment Inc.	Entertainment	4,500	8,203
Gunma Bank Ltd.	Banks	4,800	20,081
H2O Retailing Corp.	Multiline Retail	900	12,813
Hachijuni Bank Ltd.	Banks	5,100	20,964
Hakuhodo DY Holdings Inc.	Media	2,700	38,760
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	1,500	50,517
Hankyu Hanshin Holdings Inc.	Road & Rail	2,400	79,843
Haseko Corp.	Household Durables	3,300	34,740
Heiwa Corp.	Leisure Products	600	12,206
Hikari Tsushin Inc.	Specialty Retail	300	46,949
Hino Motors Ltd.	Machinery	3,000	28,437

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	315	30,921
HIS Co. Ltd.	Hotels, Restaurants & Leisure	300	10,896
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	900	49,793
Hitachi Capital Corp.	Consumer Finance	600	12,655
Hitachi Chemical Co. Ltd.	Chemicals	1,200	18,156
Hitachi Construction Machinery Co. Ltd.	Machinery	1,200	28,131
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	900	28,342
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	10,200	272,908
Hitachi Metals Ltd.	Metals & Mining	2,400	25,156
Hitachi Transport System Ltd.	Road & Rail	600	17,062
Hokkaido Electric Power Co. Inc.	Electric Utilities	2,100	14,547
Hokugin Financial Group Inc.	Banks	1,200	13,551
[a] Hokuriku Electric Power Co.	Electric Utilities	1,800	15,733
Honda Motor Co. Ltd.	Automobiles	19,200	506,534
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	300	12,277
Hoshizaki Corp.	Machinery	600	36,531
House Foods Group Inc.	Food Products	900	30,967
Hoya Corp.	Health Care Equipment & Supplies	4,200	253,229
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	1,200	16,931
Ichigo Inc.	Real Estate Management & Development	2,400	6,978
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,500	49,355
IHI Corp.	Machinery	1,500	41,426
Iida Group Holdings Co. Ltd.	Household Durables	1,500	25,990
INPEX Corp.	Oil, Gas & Consumable Fuels	10,200	91,267
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	4,200	46,511
Isuzu Motors Ltd.	Automobiles	5,700	80,449
Ito En Ltd.	Beverages	600	26,933
ITOCHU Corp.	Trading Companies & Distributors	15,600	265,462
ITOCHU Techno-Solutions Corp.	IT Services	1,200	23,231
Itoham Yonekyu Holdings Inc.	Food Products	1,800	10,877
Izumi Co. Ltd.	Multiline Retail	600	27,945
J Front Retailing Co. Ltd.	Multiline Retail	2,700	31,008
Jafco Co. Ltd.	Capital Markets	300	9,557
Japan Airlines Co. Ltd.	Airlines	1,200	42,558
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	600	20,836
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	600	6,956
Japan Exchange Group Inc.	Capital Markets	6,000	97,288
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	300	5,392
Japan Post Bank Co. Ltd.	Banks	4,500	49,629
Japan Post Holdings Co. Ltd.	Insurance	14,700	169,489
Japan Post Insurance Co. Ltd.	Insurance	600	13,929
Japan Tobacco Inc.	Tobacco	13,200	314,796
JFE Holdings Inc.	Metals & Mining	5,700	91,281
JGC Corp.	Construction & Engineering	2,400	33,840
JSR Corp.	Chemicals	2,100	31,678
JTEKT Corp.	Machinery	2,400	26,819
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	35,100	184,498
K's Holdings Corp.	Specialty Retail	2,100	20,672
Kagome Co. Ltd.	Food Products	900	23,633
Kajima Corp.	Construction & Engineering	5,100	68,703
Kakaku.com Inc.	Interactive Media & Services	1,500	26,551
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	300	13,303
Kamigumi Co. Ltd.	Transportation Infrastructure	1,200	24,675
Kandenko Co. Ltd.	Construction & Engineering	1,200	11,670
Kaneka Corp.	Chemicals	600	21,547
Kansai Electric Power Co. Inc.	Electric Utilities	8,100	121,816
[a] Kansai Mirai Financial Group Inc.	Banks	1,800	12,895
Kansai Paint Co. Ltd.	Chemicals	2,100	40,463

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

KAO Corp.	Personal Products	5,400	401,327
Kawasaki Heavy Industries Ltd.	Machinery	1,500	32,156
[a] Kawasaki Kisen Kaisha Ltd.	Marine	900	11,115
KDDI Corp.	Wireless Telecommunication Services	19,800	473,547
Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,200	48,945
Keikyu Corp.	Road & Rail	2,700	44,223
Keio Corp.	Road & Rail	1,200	69,890
Keisei Electric Railway Co. Ltd.	Road & Rail	1,500	47,031
Keiyo Bank Ltd.	Banks	1,200	7,722
Kewpie Corp.	Food Products	1,200	26,873
	Electronic Equipment, Instruments &
Keyence Corp.	Components	1,000	507,497
Kikkoman Corp.	Food Products	2,100	113,120
Kinden Corp.	Construction & Engineering	1,500	24,281
Kintetsu Group Holdings Co. Ltd.	Road & Rail	2,100	91,300
Kirin Holdings Co. Ltd.	Beverages	9,000	188,548
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	300	7,659
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	600	40,851
Kobe Steel Ltd.	Metals & Mining	3,300	22,980
Koei Tecmo Holdings Co. Ltd.	Entertainment	720	11,917
Koito Manufacturing Co. Ltd.	Auto Components	1,200	62,125
Kokuyo Co. Ltd.	Commercial Services & Supplies	900	13,166
Komatsu Ltd.	Machinery	10,200	219,916
Komeri Co. Ltd.	Specialty Retail	300	6,483
Konami Holdings Corp.	Entertainment	1,200	52,554
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	5,100	46,159
KOSE Corp.	Personal Products	300	47,195
Kubota Corp.	Machinery	12,300	175,058
Kuraray Co. Ltd.	Chemicals	3,900	55,097
Kurita Water Industries Ltd.	Machinery	1,200	29,137
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	300	18,949
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	3,600	180,730
Kyorin Holdings Inc.	Pharmaceuticals	300	6,565
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	300	13,180
Kyowa Exeo Corp.	Construction & Engineering	1,200	28,197
Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	2,700	51,113
Kyudenko Corp.	Construction & Engineering	600	22,805
Kyushu Electric Power Co. Inc.	Electric Utilities	5,100	60,848
Kyushu Financial Group Inc.	Banks	4,500	17,062
Kyushu Railway Co.	Road & Rail	1,800	60,949
Lawson Inc.	Food & Staples Retailing	600	38,008
Leopalace21 Corp.	Real Estate Management & Development	2,700	10,730
[a] Line Corp.	Interactive Media & Services	600	20,644
LINTEC Corp.	Chemicals	600	12,934
Lion Corp.	Household Products	2,700	55,863
LIXIL Group Corp.	Building Products	3,000	37,242
M3 Inc.	Health Care Technology	4,500	60,457
Mabuchi Motor Co. Ltd.	Electrical Equipment	600	18,430
Maeda Corp.	Construction & Engineering	1,500	14,041
Maeda Road Construction Co. Ltd.	Construction & Engineering	600	12,480
Makita Corp.	Machinery	2,700	96,099
Marubeni Corp.	Trading Companies & Distributors	17,400	122,497
Maruha Nichiro Corp.	Food Products	300	10,103
Marui Group Co. Ltd.	Multiline Retail	2,400	46,659
Maruichi Steel Tube Ltd.	Metals & Mining	600	18,949
Matsui Securities Co. Ltd.	Capital Markets	1,200	12,633
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	900	27,603
Mazda Motor Corp.	Automobiles	6,300	65,173
Mebuki Financial Group Inc.	Banks	12,000	31,937
Medipal Holdings Corp.	Health Care Providers & Services	1,800	38,636
Megmilk Snow Brand Co. Ltd.	Food Products	300	7,785
Meiji Holdings Co. Ltd.	Food Products	1,500	122,499

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Minebea Mitsumi Inc.	Machinery	4,800	69,562
Miraca Holdings Inc.	Health Care Providers & Services	600	13,573
MISUMI Group Inc.	Machinery	3,000	63,410
Mitsubishi Chemical Holdings Corp.	Chemicals	14,100	107,001
Mitsubishi Corp.	Trading Companies & Distributors	14,400	396,372
Mitsubishi Electric Corp.	Electrical Equipment	21,900	242,823
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	13,500	212,808
Mitsubishi Gas Chemical Co. Inc.	Chemicals	2,100	31,678
Mitsubishi Heavy Industries Ltd.	Machinery	3,300	118,988
Mitsubishi Logistics Corp.	Transportation Infrastructure	900	20,483
Mitsubishi Materials Corp.	Metals & Mining	1,500	39,580
Mitsubishi Motors Corp.	Automobiles	7,200	39,506
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	2,400	34,584
Mitsubishi UFJ Financial Group Inc.	Banks	141,000	691,281
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	5,100	24,544
Mitsui & Co. Ltd.	Trading Companies & Distributors	18,600	286,591
Mitsui Chemicals Inc.	Chemicals	2,100	47,545
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	10,500	233,993
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	600	12,452
Mitsui O.S.K. Lines Ltd.	Marine	1,200	26,239
Miura Co. Ltd.	Machinery	1,200	27,398
Mizuho Financial Group Inc.	Banks	280,800	435,859
Monotaro Co. Ltd.	Trading Companies & Distributors	1,200	29,728
Morinaga & Co. Ltd.	Food Products	300	12,934
Morinaga Milk Industry Co. Ltd.	Food Products	300	8,422
MS&AD Insurance Group Holdings Inc.	Insurance	5,400	154,152
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	2,100	286,246
Nabtesco Corp.	Machinery	1,200	26,206
Nagase & Co. Ltd.	Trading Companies & Distributors	1,200	16,570
Nagoya Railroad Co. Ltd.	Road & Rail	2,100	55,431
Nankai Electric Railway Co. Ltd.	Road & Rail	1,200	31,762
	Technology Hardware, Storage &
NEC Corp.	Peripherals	2,700	80,349
[a] Nexon Co. Ltd.	Entertainment	4,500	57,955
NGK Insulators Ltd.	Machinery	3,000	40,769
NGK Spark Plug Co. Ltd.	Auto Components	2,100	41,956
NH Foods Ltd.	Food Products	1,200	45,226
NHK Spring Co. Ltd.	Auto Components	1,800	15,832
Nichirei Corp.	Food Products	1,200	33,086
Nidec Corp.	Electrical Equipment	2,700	307,000
Nifco Inc.	Auto Components	900	21,328
Nihon Kohden Corp.	Health Care Equipment & Supplies	900	29,285
Nihon M&A Center Inc.	Professional Services	1,500	30,297
Nihon Unisys Ltd.	IT Services	600	13,404
Nikon Corp.	Household Durables	3,900	58,119
Nintendo Co. Ltd.	Entertainment	1,200	320,303
Nippo Corp.	Construction & Engineering	600	11,555
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	900	22,091
Nippon Express Co. Ltd.	Road & Rail	900	50,203
Nippon Gas Co. Ltd.	Gas Utilities	300	10,910
Nippon Kayaku Co. Ltd.	Chemicals	2,100	26,816
Nippon Paint Holdings Co. Ltd.	Chemicals	1,800	61,687
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	1,200	21,492
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	600	38,226
Nippon Shobukai Co. Ltd.	Chemicals	300	19,168
Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	8,700	150,068
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	7,200	294,129
Nippon Television Holdings Inc.	Media	600	8,843
Nippon Yusen KK	Marine	1,800	27,743
Nipro Corp.	Health Care Equipment & Supplies	1,200	14,711
Nishi-Nippon Financial Holdings Inc.	Banks	1,800	15,717
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	900	22,681

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Nissan Chemical Corp.	Chemicals	1,500	78,749
Nissan Motor Co. Ltd.	Automobiles	21,300	170,901
Nissan Shatai Co. Ltd.	Automobiles	600	5,327
Nisshin Seifun Group Inc.	Food Products	3,000	62,097
[a] Nisshin Steel Co. Ltd.	Metals & Mining	600	7,348
Nisshinbo Holdings Inc.	Industrial Conglomerates	1,800	13,634
Nissin Foods Holdings Co. Ltd.	Food Products	900	56,601
Nitori Co. Ltd.	Specialty Retail	900	112,628
Nitto Denko Corp.	Chemicals	1,800	90,939
Noevir Holdings Co. Ltd.	Personal Products	300	13,057
NOF Corp.	Chemicals	900	30,803
NOK Corp.	Auto Components	1,200	16,800
Nomura Holdings Inc.	Capital Markets	36,900	141,526
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	22,039
Nomura Research Institute Ltd.	IT Services	1,200	44,570
North Pacific Bank Ltd.	Banks	3,300	8,843
NS Solutions Corp.	IT Services	300	7,219
NSK Ltd.	Machinery	4,800	41,518
NTN Corp.	Machinery	5,100	14,782
NTT Data Corp.	IT Services	7,200	79,078
NTT DoCoMo Inc.	Wireless Telecommunication Services	14,100	317,753
Obayashi Corp.	Construction & Engineering	7,500	67,949
OBIC Co. Ltd.	IT Services	900	69,644
Odakyu Electric Railway Co. Ltd.	Road & Rail	3,300	72,698
Oji Holdings Corp.	Paper & Forest Products	10,200	52,527
Okuma Corp.	Machinery	300	14,383
Olympus Corp.	Health Care Equipment & Supplies	3,000	92,285
	Electronic Equipment, Instruments &
Omron Corp.	Components	2,100	76,562
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	98,218
Open House Co. Ltd.	Real Estate Management & Development	300	10,144
Oracle Corp. Japan	Software	300	19,141
Orient Corp.	Consumer Finance	6,900	8,427
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	2,100	211,598
ORIX Corp.	Diversified Financial Services	14,100	206,330
Osaka Gas Co. Ltd.	Gas Utilities	4,500	82,400
OSG Corp.	Machinery	900	17,481
Otsuka Corp.	IT Services	1,200	33,031
Otsuka Holdings Co. Ltd.	Pharmaceuticals	4,800	196,567
Paltac Corp.	Distributors	300	14,191
Panasonic Corp.	Household Durables	23,700	213,984
Park24 Co. Ltd.	Commercial Services & Supplies	1,200	26,392
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	3,300	18,317
[a] PeptiDream Inc.	Biotechnology	900	35,601
Persol Holdings Co. Ltd.	Professional Services	1,800	26,840
Pigeon Corp.	Household Products	1,200	51,406
Pilot Corp.	Commercial Services & Supplies	300	14,574
Pola Orbis Holdings Inc.	Personal Products	900	24,355
Rakuten Inc.	Internet & Direct Marketing Retail	8,700	58,362
Recruit Holdings Co. Ltd.	Professional Services	13,200	320,330
Relo Group Inc.	Real Estate Management & Development	1,200	28,142
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	8,100	36,914
Rengo Co. Ltd.	Containers & Packaging	2,400	18,987
Resona Holdings Inc.	Banks	24,300	117,098
Resorttrust Inc.	Hotels, Restaurants & Leisure	900	13,215
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	7,500	73,623
Rinnai Corp.	Household Durables	300	19,797
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	900	57,750
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	32,812
Ryohin Keikaku Co. Ltd.	Multiline Retail	300	72,597
Sankyo Co. Ltd.	Leisure Products	600	22,859

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sankyu Inc.	Road & Rail	600	27,207
Sanrio Co. Ltd.	Specialty Retail	600	11,758
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	4,200	60,714
Sanwa Holdings Corp.	Building Products	2,400	27,322
Sapporo Holdings Ltd.	Beverages	600	12,540
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	300	14,301
SBI Holdings Inc.	Capital Markets	2,400	47,228
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	600	25,183
SCSK Corp.	IT Services	600	21,273
Secom Co. Ltd.	Commercial Services & Supplies	2,100	174,447
Sega Sammy Holdings Inc.	Leisure Products	2,400	33,600
Seibu Holdings Inc.	Industrial Conglomerates	2,400	41,868
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	3,000	42,328
Seino Holdings Co. Ltd.	Road & Rail	1,800	23,658
Sekisui Chemical Co. Ltd.	Household Durables	3,900	57,977
Sekisui House Ltd.	Household Durables	6,600	97,392
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	8,700	379,274
Seven Bank Ltd.	Banks	7,800	22,323
SG Holdings Co. Ltd.	Air Freight & Logistics	2,100	54,818
Sharp Corp.	Household Durables	1,800	18,080
Shikoku Electric Power Co. Inc.	Electric Utilities	1,800	21,787
Shima Seiki Manufacturing Ltd.	Machinery	300	8,764
Shimachu Co. Ltd.	Specialty Retail	300	8,094
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	3,000	59,445
Shimamura Co. Ltd.	Specialty Retail	300	22,969
SHIMANO Inc.	Leisure Products	900	127,312
Shimizu Corp.	Construction & Engineering	6,300	51,392
Shin-Etsu Chemical Co. Ltd.	Chemicals	4,500	350,107
Shinsei Bank Ltd.	Banks	1,800	21,476
Shionogi & Co. Ltd.	Pharmaceuticals	3,300	188,619
Shiseido Co. Ltd.	Personal Products	4,200	263,833
Shochiku Co. Ltd.	Entertainment	100	9,698
Shoei Co. Ltd.	Real Estate Management & Development	4,200	37,707
Showa Denko K.K.	Chemicals	1,500	44,707
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	2,100	29,496
Sky Perfect JSAT Holdings Inc.	Media	1,500	6,412
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	2,100	33,209
SMC Corp.	Machinery	600	181,780
[a] Softbank Corp.	Diversified Telecommunication Services	17,400	215,369
SoftBank Group Corp.	Wireless Telecommunication Services	9,600	639,183
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	600	28,109
Sojitz Corp.	Trading Companies & Distributors	14,100	49,093
Sompo Holdings Inc.	Insurance	3,900	132,660
Sony Corp.	Household Durables	14,100	684,470
Sony Financial Holdings Inc.	Insurance	2,100	39,334
Sotetsu Holdings Inc.	Road & Rail	900	26,824
Square Enix Holdings Co. Ltd.	Entertainment	900	24,503
Stanley Electric Co. Ltd.	Auto Components	1,800	50,695
Subaru Corp.	Automobiles	6,900	148,421
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	300	11,881
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	2,700	30,196
Sumitomo Bakelite Co. Ltd.	Chemicals	300	10,391
Sumitomo Chemical Co. Ltd.	Chemicals	16,800	81,615
Sumitomo Corp.	Trading Companies & Distributors	12,300	175,058
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	1,800	57,339
Sumitomo Electric Industries Ltd.	Auto Components	8,400	111,934
Sumitomo Forestry Co. Ltd.	Household Durables	1,500	19,687
Sumitomo Heavy Industries Ltd.	Machinery	1,200	35,820
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	2,700	72,536
Sumitomo Mitsui Financial Group Inc.	Banks	14,700	488,370

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sumitomo Osaka Cement Co. Ltd.	Construction Materials	300	12,332
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	4,800	176,136
Sumitomo Rubber Industries Ltd.	Auto Components	2,100	24,883
Sundrug Co. Ltd.	Food & Staples Retailing	600	17,910
Suntory Beverage & Food Ltd.	Beverages	1,500	67,812
Suzuken Co. Ltd.	Health Care Providers & Services	900	45,855
Suzuki Motor Corp.	Automobiles	4,800	243,555
Sysmex Corp.	Health Care Equipment & Supplies	2,100	100,985
T&D Holdings Inc.	Insurance	6,300	73,442
Tadano Ltd.	Machinery	1,200	10,926
Taiheiyo Cement Corp.	Construction Materials	1,500	46,416
Taisei Corp.	Construction & Engineering	2,400	102,921
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	60,320
Taiyo Nippon Sanso Corp.	Chemicals	1,500	24,555
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	1,200	17,894
Takara Bio Inc.	Biotechnology	600	13,984
Takara Holdings Inc.	Beverages	1,800	21,951
Takashimaya Co. Ltd.	Multiline Retail	1,500	19,195
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	16,800	567,324
	Electronic Equipment, Instruments &
TDK Corp.	Components	1,500	105,546
TechnoPro Holdings Inc.	Professional Services	300	12,373
Teijin Ltd.	Chemicals	2,100	33,630
Terumo Corp.	Health Care Equipment & Supplies	3,600	204,224
The 77 Bank Ltd.	Banks	600	10,429
The Bank of Kyoto Ltd.	Banks	900	37,283
The Chiba Bank Ltd.	Banks	7,200	40,293
The Chugoku Bank Ltd.	Banks	1,800	15,208
The Chugoku Electric Power Co. Inc.	Electric Utilities	3,300	42,951
The Dai-ichi Life Holdings Inc.	Insurance	12,600	197,300
The Hiroshima Bank Ltd.	Banks	3,300	17,535
The Iyo Bank Ltd.	Banks	3,000	15,859
The Japan Steel Works Ltd.	Machinery	600	9,685
The San-In Godo Bank Ltd.	Banks	1,800	12,633
The Shiga Bank Ltd.	Banks	600	14,071
The Shizuoka Bank Ltd.	Banks	5,700	44,731
The Suruga Bank Ltd.	Banks	2,100	7,771
THK Co. Ltd.	Machinery	1,200	22,553
TIS Inc.	IT Services	900	35,478
Tobu Railway Co. Ltd.	Road & Rail	2,400	64,815
Toda Corp.	Construction & Engineering	2,700	16,882
Toho Co. Ltd.	Entertainment	1,200	43,531
Toho Gas Co. Ltd.	Gas Utilities	900	38,021
Tohoku Electric Power Co. Inc.	Electric Utilities	5,100	67,402
Tokai Carbon Co. Ltd.	Chemicals	2,100	23,887
Tokai Rika Co. Ltd.	Auto Components	600	9,975
Tokai Tokyo Financial Holdings Inc.	Capital Markets	2,700	11,566
Tokio Marine Holdings Inc.	Insurance	7,500	357,927
Tokuyama Corp.	Chemicals	900	19,860
Tokyo Broadcasting System Holdings Inc.	Media	300	4,758
Tokyo Century Corp.	Diversified Financial Services	600	26,414
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	17,100	101,776
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	1,800	205,323
Tokyo Gas Co. Ltd.	Gas Utilities	4,800	121,865
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	2,400	24,937
TOKYU Corp.	Road & Rail	5,700	93,255
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	6,600	32,604
	Electronic Equipment, Instruments &
Topcon Corp.	Components	1,200	16,001
Toppan Forms Co. Ltd.	Commercial Services & Supplies	600	4,730
Toppan Printing Co. Ltd.	Commercial Services & Supplies	3,000	44,215
Toray Industries Inc.	Chemicals	16,800	118,212

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Toshiba Corp.	Industrial Conglomerates	6,600	186,483
Toshiba Plant Systems & Services Corp.	Construction & Engineering	300	5,532
Tosoh Corp.	Chemicals	3,300	43,072
TOTO Ltd.	Building Products	1,500	52,089
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,800	41,376
Toyo Suisan Kaisha Ltd.	Food Products	900	31,459
Toyo Tire Corp.	Auto Components	1,200	15,039
Toyobo Co. Ltd.	Chemicals	900	12,296
Toyoda Gosei Co. Ltd.	Auto Components	900	17,842
Toyota Boshoku Corp.	Auto Components	600	8,974
Toyota Industries Corp.	Auto Components	1,800	83,507
Toyota Motor Corp.	Automobiles	28,200	1,646,531
Toyota Tsusho Corp.	Trading Companies & Distributors	2,400	70,984
Trend Micro Inc.	Software	1,200	65,296
TS TECH Co. Ltd.	Auto Components	600	16,516
Tsumura & Co.	Pharmaceuticals	600	16,707
Tsuruha Holdings Inc.	Food & Staples Retailing	300	25,758
Ube Industries Ltd.	Chemicals	1,200	24,434
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	600	17,445
Unicharm Corp.	Household Products	4,200	136,242
Ushio Inc.	Electrical Equipment	1,200	12,764
USS Co. Ltd.	Specialty Retail	2,400	40,447
Wacoal Corp.	Textiles, Apparel & Luxury Goods	600	15,548
Welcia Holdings Co. Ltd.	Food & Staples Retailing	600	27,125
West Japan Railway Co.	Road & Rail	2,100	148,549
Yahoo Japan Corp.	Interactive Media & Services	26,400	65,931
Yakult Honsha Co. Ltd.	Food Products	1,500	105,546
Yamada Denki Co. Ltd.	Specialty Retail	8,400	40,348
Yamaguchi Financial Group Inc.	Banks	2,400	23,078
Yamaha Corp.	Leisure Products	1,800	76,781
Yamaha Motor Co. Ltd.	Automobiles	3,000	59,035
Yamato Holdings Co. Ltd.	Air Freight & Logistics	3,900	107,493
Yamato Kogyo Co. Ltd.	Metals & Mining	300	7,036
Yamazaki Baking Co. Ltd.	Food Products	1,500	31,527
Yaoko Co. Ltd.	Food & Staples Retailing	300	16,406
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	3,000	73,773
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	2,700	46,782
Yokohama Rubber Co. Ltd.	Auto Components	1,200	22,586
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	600	18,840
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	900	21,820
Zeon Corp.	Chemicals	1,800	16,505
Zozo Inc.	Internet & Direct Marketing Retail	2,100	38,472

Total Investments before Short Term Investments (Cost $44,531,855)			38,287,247
Short Term Investments (Cost $103,934) 0.3%
United States 0.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	Money Market Funds	103,934	103,934

Total Investments (Cost $44,635,789) 99.9%			38,391,181

Other Assets, less Liabilities 0.1%			29,049
Net Assets 100.0%			$38,420,230

aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

At December 31, 2018 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency		Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen		BOFA	Buy	2,309,654,325	$21,026,063	1/07/19	$25,336	$—
Japanese Yen		BOFA	Sell	2,309,654,325	20,409,635	1/07/19	—	(641,765)
Japanese Yen		MSCO	Buy	513,256,517	4,672,579	1/07/19	5,511	—
Japanese Yen		MSCO	Sell	513,256,517	4,536,004	1/07/19	—	(142,084)
Japanese Yen		UBSW	Buy	2,309,654,325	21,025,862	1/07/19	25,537	—
Japanese Yen		UBSW	Sell	2,309,654,325	20,411,367	1/07/19	—	(640,033)
Japanese Yen		BOFA	Sell	1,264,596,000	11,552,188	2/04/19	425	—
Japanese Yen		HSBK	Sell	1,264,596,000	11,551,286	2/04/19	—	(476)
Japanese Yen		MSCO	Sell	421,532,000	3,850,644	2/04/19	57	—
Japanese Yen		UBSW	Sell	1,264,596,000	11,551,586	2/04/19	—	(177)
Total Forward Exchange Contracts							$56,866	$(1,424,535)
Net unrealized appreciation (depreciation)								$(1,367,669)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini			Long	21	$382,810	3/07/19	$(21,792)
*As of period end.

Abbreviations

Counterparty

BOFA	- Bank of America Corp.
HSBK	- HSBC Bank PLC
MSCO	- Morgan Stanley
UBSW	- UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 74.7%
Brazil 38.8%
Ambev SA	Beverages	17,000	$67,461
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,300	6,068
[a] B2W Cia Digital	Internet & Direct Marketing Retail	700	7,589
B3 SA - Brasil Bolsa Balcao	Capital Markets	7,700	53,264
Banco Bradesco SA	Banks	3,400	29,695
Banco BTG Pactual SA	Capital Markets	800	4,861
Banco do Brasil SA	Banks	4,100	49,180
Banco Santander Brasil SA	Banks	1,500	16,526
BB Seguridade Participacoes SA	Insurance	2,600	18,508
BR Malls Paricipacoes SA	Real Estate Management & Development	3,000	10,117
[a] BRF SA	Food Products	2,200	12,448
CCR SA	Transportation Infrastructure	4,400	12,715
[a] Centrais Eletricas Brasileiras SA	Electric Utilities	1,200	7,502
[a] Cia Siderurgica Nacional SA	Metals & Mining	2,400	5,474
Cielo SA	IT Services	4,400	10,093
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300	10,566
Companhia Energetica de Minas Gerais	Electric Utilities	300	1,163
Companhia Paranaense de Energia-Copel	Electric Utilities	100	769
Cosan SA Industria e Comercio	Oil, Gas & Consumable Fuels	600	5,180
EDP-Energias do Brasil SA	Electric Utilities	1,200	4,567
Embraer SA	Aerospace & Defense	2,900	16,222
Energisa SA	Electric Utilities	735	7,036
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	625	5,325
Equatorial Energia SA	Electric Utilities	700	13,466
Estacio Participacoes SA	Diversified Consumer Services	1,000	6,130
Fibria Celulose SA	Paper & Forest Products	910	15,872
Fleury SA	Health Care Providers & Services	800	4,083
Grendene SA	Textiles, Apparel & Luxury Goods	1,000	2,116
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	30	1,258
[b] Hapvida Participacoes e Investimentos SA, Reg S	Health Care Providers & Services	500	4,025
Hypera SA	Pharmaceuticals	1,600	12,467
IRB Brasil Resseguros SA	Insurance	756	16,280
JBS SA	Food Products	3,900	11,663
Klabin SA	Containers & Packaging	2,800	11,472
Kroton Educacional SA	Diversified Consumer Services	5,800	13,274
Localiza Rent a Car SA	Road & Rail	1,900	14,584
Lojas Americanas SA	Multiline Retail	900	3,490
Lojas Renner SA	Multiline Retail	2,800	30,631
M. Dias Branco SA	Food Products	300	3,313
Magazine Luiza SA	Multiline Retail	291	13,595
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,100	6,900
Natura Cosmeticos SA	Personal Products	700	8,127
[a] Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	600	4,502
Odontoprev SA	Health Care Providers & Services	1,000	3,548
Petrobras Distribuidora SA	Specialty Retail	1,300	8,620
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,500	75,366
Porto Seguro SA	Insurance	400	5,382
Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	900	2,993
Raia Drogasil SA	Food & Staples Retailing	899	13,256
[a] Rumo SA	Road & Rail	4,400	19,299
Sao Martinho SA	Food Products	600	2,816
Smiles Fidelidade SA	Media	227	2,564
Sul America SA	Insurance	900	6,641
Suzano Papel e Celulose SA	Paper & Forest Products	1,800	17,685
Tim Participacoes SA	Wireless Telecommunication Services	3,200	9,784
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	900	5,480
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	1,682	23,088
Vale SA	Metals & Mining	13,600	178,959

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Via Varejo SA	Specialty Retail	1,500	1,699
Weg SA	Machinery	2,900	13,124
			949,881
Chile 7.9%
	Independent Power and Renewable
AES Gener SA	Electricity Producers	11,082	3,080
Aguas Andinas SA, A	Water Utilities	10,875	5,982
Banco de Chile	Banks	108,576	15,515
Banco de Credito e Inversiones SA	Banks	167	10,849
Banco Santander Chile SA	Banks	242,835	18,087
Cencosud SA	Food & Staples Retailing	5,282	9,562
	Independent Power and Renewable
Colbun SA	Electricity Producers	27,691	5,561
Compania Cervecerias Unidas SA	Beverages	580	7,451
ECL SA	Electric Utilities	1,905	3,482
Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	540	4,187
Empresas CMPC SA	Paper & Forest Products	4,393	13,965
Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,916	22,991
Enel Americas SA	Electric Utilities	108,068	19,077
Enel Chile SA	Electric Utilities	89,365	8,624
Itau CorpBanca	Banks	660,636	6,168
Latam Airlines Group SA	Airlines	1,216	12,150
Parque Arauco SA	Real Estate Management & Development	2,354	5,240
[a] Plaza SA	Real Estate Management & Development	700	1,454
SACI Falabella	Multiline Retail	2,764	20,270
			193,695
Colombia 2.0%
Almacenes Exito SA	Food & Staples Retailing	791	3,020
Bancolombia SA	Banks	1,088	10,185
[a] CEMEX Latam Holdings SA	Construction Materials	578	658
[a] Corporacion Financiera Colombiana SA	Diversified Financial Services	394	1,990
Ecopetrol SA	Oil, Gas & Consumable Fuels	18,680	15,214
Grupo de Inversiones Suramericana SA	Diversified Financial Services	998	9,871
Interconexion Electrica SA ESP	Electric Utilities	1,669	7,185
			48,123
Mexico 23.0%
ALEATICA SAB de CV	Transportation Infrastructure	971	1,246
Alfa SAB de CV	Industrial Conglomerates	11,877	14,100
[a] Alpek SAB de CV	Chemicals	1,499	1,831
Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure	2,070	5,376
America Movil SAB de CV, L	Wireless Telecommunication Services	107,548	76,290
Arca Continental SAB de CV	Beverages	1,538	8,573
Banco del Bajio SA	Banks	2,732	5,323
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	6,605	8,183
Becle SA de CV	Beverages	2,171	2,895
[a] Cemex SAB de CV	Construction Materials	59,146	28,501
Coca-Cola FEMSA SA de CV, L	Beverages	2,010	12,161
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	900	1,062
El Puerto de Liverpool SAB de CV	Multiline Retail	782	5,010
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	11,816	13,104
Fomento Economico Mexicano SAB de CV	Beverages	8,254	70,718
[c] GMexico Transportes SAB de CV, 144A	Road & Rail	1,706	2,220
Gruma SAB de CV	Food Products	822	9,295
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,271	6,044
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,376	11,168
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	793	11,928
Grupo Bimbo SAB de CV, A	Food Products	9,370	18,627
Grupo Carso SAB de CV	Industrial Conglomerates	1,898	6,786
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	1,193	2,387

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Grupo Elektra SAB de CV	Banks	254	12,277
Grupo Financiero Banorte SAB de CV	Banks	11,048	53,732
Grupo Financiero Inbursa SAB de CV	Banks	8,792	12,630
Grupo Lala SAB de CV	Food Products	2,287	2,449
Grupo Mexico SAB de CV, B	Metals & Mining	14,061	28,873
Grupo Televisa SA	Media	9,744	24,412
Industrias Bachoco SAB de CV, B	Food Products	636	2,084
Industrias Penoles SA	Metals & Mining	491	5,982
Infraestructura Energetica Nova SAB de CV	Gas Utilities	2,000	7,441
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,301	5,225
Megacable Holdings SAB de CV	Media	1,169	5,232
Mexichem SAB de CV	Chemicals	4,025	10,207
Nemak SAB de CV	Auto Components	2,356	1,753
[a] Organizacion Soriana SAB de CV, B	Food & Staples Retailing	988	1,392
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	847	8,091
Regional SAB de CV	Banks	899	4,131
[a] Telesites SAB de CV	Diversified Telecommunication Services	5,098	3,039
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	20,183	51,211
			562,989
Peru 3.0%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	830	13,463
Credicorp Ltd.	Banks	263	58,202
Volcan Compania Minera SA, B	Metals & Mining	9,629	2,023
			73,688
Total Common Stocks (Cost $2,004,118)			1,828,376
Preferred Stocks 24.8%
Brazil 23.1%
[d] Alpargatas SA, 2.773%, pfd.	Textiles, Apparel & Luxury Goods	600	2,635
[a] Azul SA, pfd.	Airlines	800	7,431
[d] Banco Bradesco SA, 2.955%, pfd.	Banks	13,000	129,640
[d] Banco do Estado do Rio Grande do Sul SA, 9.964%, pfd., B	Banks	800	4,578
[d] Bradespar SA, 4.055%, pfd.	Metals & Mining	900	7,359
[d] Braskem SA, 3.981%, pfd., A	Chemicals	700	8,557
[a] Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	900	6,542
[d] Cia de Transmissao de Energia Eletrica Paulista, 18.166%, pfd.	Electric Utilities	200	3,570
[d] Companhia Brasileira de Distribuicao, 1.691%, pfd., A	Food & Staples Retailing	619	12,933
[d] Companhia de Gas de Sao Paulo, 8.158%, pfd., A	Gas Utilities	100	1,516
[d] Companhia Energetica de Minas Gerais, 4.646%, pfd.	Electric Utilities	3,600	12,874
[d] Companhia Paranaense de Energia, 7.142%, pfd., B	Electric Utilities	400	3,153
[d] Gerdau SA, 2.564%, pfd.	Metals & Mining	4,000	15,295
[d] Itau Unibanco Holding SA, 5.972%, pfd.	Banks	18,300	167,619
[d] Itausa-Investimentos Itau SA, 3.510%, pfd.	Banks	17,000	52,986
[d] Lojas Americanas SA, 0.381%, pfd.	Multiline Retail	2,900	14,740
[d] Petroleo Brasileiro SA, 3.968%, pfd.	Oil, Gas & Consumable Fuels	15,400	90,117
[d] Telefonica Brasil SA, 8.910%, pfd.	Diversified Telecommunication Services	1,600	19,085
[d] Usinas Siderurgicas de Minas Gerais SA, 0.521%, pfd., A	Metals & Mining	1,500	3,568
			564,198
Chile 0.7%
[d] Embotelladora Andina SA, 3.646%, pfd., B	Beverages	778	2,909
[d] Sociedad Quimica y Minera de Chile SA, 4.651%, pfd., B	Chemicals	375	14,754
			17,663
Colombia 1.0%
[d] Bancolombia SA, 3.248%, pfd.	Banks	1,777	17,182
[d] Grupo Aval Acciones y Valores SA, 4.985%, pfd.	Banks	16,084	4,948

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[d] Grupo de Inversiones Suramericana SA, 1.667%, pfd.	Diversified Financial Services	306	2,928
			25,058
Total Preferred Stocks (Cost $606,783)			606,919
Total Investments (Cost $2,610,901) 99.5%			2,435,295
Other Assets, less Liabilities 0.5%			12,674
Net Assets 100.0%			$2,447,969

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $4,025, representing 0.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At December 31, 2018, the value of this security was $2,220, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.7%
Mexico 99.7%
Alfa SAB de CV	Industrial Conglomerates	71,682	$85,099
[a] Alpek SAB de CV	Chemicals	9,129	11,148
Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure	12,342	32,056
America Movil SAB de CV, L	Wireless Telecommunication Services	565,770	401,336
Arca Continental SAB de CV	Beverages	9,216	51,369
Banco del Bajio SA	Banks	16,347	31,849
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	40,188	49,792
Becle SA de CV	Beverages	13,014	17,353
[a] Cemex SAB de CV	Construction Materials	289,617	139,560
Coca-Cola FEMSA SA de CV, L	Beverages	12,153	73,527
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	5,727	6,755
El Puerto de Liverpool SAB de CV	Multiline Retail	4,677	29,964
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	71,370	79,148
Fomento Economico Mexicano SAB de CV	Beverages	43,452	372,283
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	10,326	13,439
Gruma SAB de CV	Food Products	4,917	55,602
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	7,584	36,064
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	8,322	67,544
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	4,785	71,973
Grupo Bimbo SAB de CV, A	Food Products	51,816	103,007
Grupo Carso SAB de CV	Industrial Conglomerates	11,349	40,576
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	7,242	14,489
Grupo Elektra SAB de CV	Banks	1,527	73,810
Grupo Financiero Banorte SAB de CV	Banks	58,761	285,783
Grupo Financiero Inbursa SAB de CV	Banks	53,199	76,420
Grupo Lala SAB de CV	Food Products	13,662	14,631
Grupo Mexico SAB de CV, B	Metals & Mining	77,061	158,240
Grupo Televisa SA	Media	48,441	121,362
Industrias Bachoco SAB de CV, B	Food Products	3,882	12,718
Industrias Penoles SA	Metals & Mining	2,928	35,673
Infraestructura Energetica Nova SAB de CV	Gas Utilities	12,162	45,248
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	19,689	31,163
Megacable Holdings SAB de CV	Media	7,134	31,928
Mexichem SAB de CV	Chemicals	24,348	61,742
Nemak SAB de CV	Auto Components	14,433	10,737
[a] Organizacion Soriana SAB de CV, B	Food & Staples Retailing	6,111	8,611
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	5,079	48,519
Regional SAB de CV	Banks	5,427	24,936
[a] Telesites SAB de CV	Diversified Telecommunication Services	30,750	18,331
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	107,922	273,836
Total Investments (Cost $3,614,137) 99.7%			3,117,621

Other Assets, less Liabilities 0.3%			9,132
Net Assets 100.0%			$3,126,753

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At December 31, 2018, the value of this security was $13,439, representing 0.4% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 94.0%
Russia 94.0%
Aeroflot - Russian Airlines PJSC	Airlines	64,165	$93,585
Alrosa PJSC	Metals & Mining	182,320	259,186
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	31,883,370	68,076
Federal Hydrogenerating Co.	Electric Utilities	14,084,865	98,633
Gazprom PJSC	Oil, Gas & Consumable Fuels	599,905	1,327,405
Inter RAO UES PJSC	Electric Utilities	4,280,780	239,393
LUKOIL PJSC	Oil, Gas & Consumable Fuels	27,955	2,013,639
Magnit PJSC	Food & Staples Retailing	5,040	255,115
Magnitogorsk Iron & Steel Works	Metals & Mining	216,920	134,581
MMC Norilsk Nickel PJSC	Metals & Mining	1,780	334,562
Mobile TeleSystems PJSC	Wireless Telecommunication Services	75,710	259,742
[a] Moscow Exchange MICEX	Capital Markets	175,875	205,353
Mosenergo PAO	Electric Utilities	981,935	29,357
NLMK PJSC	Metals & Mining	107,155	243,156
NovaTek PJSC	Oil, Gas & Consumable Fuels	28,705	468,400
OAO TMK	Energy Equipment & Services	37,905	29,314
PhosAgro PJSC	Chemicals	4,330	158,913
[b] Polyus PJSC, GDR, Reg S	Metals & Mining	5,400	211,140
Rosneft PJSC	Oil, Gas & Consumable Fuels	51,835	323,163
Rosseti PJSC	Electric Utilities	3,584,405	40,069
Rostelecom PJSC	Diversified Telecommunication Services	103,875	109,412
[a] RussNeft PJSC	Oil, Gas & Consumable Fuels	5,455	41,581
Safmar Financial Investment	Consumer Finance	8,065	67,452
Sberbank of Russia PJSC	Banks	585,400	1,572,093
Severstal PJSC	Metals & Mining	18,210	247,507
Sistema PJSFC	Wireless Telecommunication Services	345,865	39,880
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	315,050	122,074
Tatneft PAO	Oil, Gas & Consumable Fuels	40,710	433,023
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,268,350	47,536
[a] Uralkali	Chemicals	32,525	39,599
VTB Bank PJSC	Banks	476,819,180	232,662
Total Common Stocks (Cost $10,444,215)			9,745,601
Preferred Stocks 5.3%
Russia 5.3%
[c] Bashneft PJSC, 8.917%, pfd.	Oil, Gas & Consumable Fuels	2,365	60,768
[c] Surgutneftegas PJSC, 3.503%, pfd.	Oil, Gas & Consumable Fuels	339,610	192,856
[c] Tatneft PJSC, 8.128%, pfd., 3	Oil, Gas & Consumable Fuels	4,020	30,249
[c] Transneft PJSC, 4.432%, pfd.	Oil, Gas & Consumable Fuels	109	268,680
Total Preferred Stocks (Cost $560,267)			552,553
Total Investments (Cost $11,004,482) 99.3%			10,298,154

Other Assets, less Liabilities 0.7%			74,500
Net Assets 100.0%			$10,372,654

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $211,140, representing 2.0% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

GDR	-	Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.2%
Saudi Arabia 99.2%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	902	$16,880
Advanced Petrochemical Co.	Chemicals	1,970	26,520
Al Hammadi Co. for Development and Investment	Health Care Providers & Services	614	4,108
Al Rajhi Bank	Banks	12,910	301,129
Al Tayyar Travel Group Holding Co.	Hotels, Restaurants & Leisure	2,100	11,196
Alinma Bank	Banks	13,532	82,895
Almarai Co. JSC	Food Products	6,710	85,858
Arabian Cement Co.	Construction Materials	1,002	5,983
Bank Al-Jazira	Banks	8,212	31,260
Bank AlBilad	Banks	4,536	32,950
Bupa Arabia for Cooperative Insurance Co.	Insurance	1,177	25,414
Dallah Healthcare Co.	Health Care Providers & Services	374	5,603
Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	10,814	26,002
[a] Emaar Economic City	Real Estate Management & Development	8,512	17,948
[a] Etihad Etisalat Co.	Wireless Telecommunication Services	7,710	34,077
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	1,330	7,800
Jarir Marketing Co.	Specialty Retail	1,202	48,704
Middle East Healthcare Co.	Health Care Providers & Services	846	7,318
[a] Mobile Telecommunications Co.	Wireless Telecommunication Services	5,844	12,884
Mouwasat Medical Services Co.	Health Care Providers & Services	980	21,030
National Commercial Bank	Banks	17,748	226,386
[a] National Industrialization Co.	Chemicals	6,698	26,997
National Petrochemical Co.	Chemicals	1,766	11,440
Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	4,476	22,766
Riyad Bank	Banks	20,392	107,741
Sahara Petrochemical Co.	Chemicals	4,394	17,711
Samba Financial Group	Banks	16,832	140,891
Saudi Airlines Catering Co.	Commercial Services & Supplies	704	15,201
Saudi Arabian Fertilizer Co.	Chemicals	3,574	73,456
[a] Saudi Arabian Mining Co.	Metals & Mining	6,964	91,522
Saudi Basic Industries Corp.	Chemicals	12,020	372,331
Saudi Cement Co.	Construction Materials	1,532	19,827
Saudi Electricity Co.	Electric Utilities	16,158	65,213
Saudi Ground Services Co.	Transportation Infrastructure	1,268	10,445
Saudi Industrial Investment Group	Chemicals	4,506	27,483
Saudi International Petrochemical Co.	Chemicals	3,672	19,538
[a] Saudi Kayan Petrochemical Co.	Chemicals	15,020	52,852
Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	1,202	9,420
[a] Saudi Research & Marketing Group	Media	670	14,789
Saudi Telecom Co.	Diversified Telecommunication Services	5,876	143,795
Savola Al-Azizia United Co.	Food Products	5,348	38,207
[a] The Company for Cooperative Insurance	Insurance	1,252	20,125
The Qassim Cement	Construction Materials	902	8,079
[a] Yamama Cement Co.	Construction Materials	2,028	6,898
Yanbu Cement Co.	Construction Materials	1,578	10,096
Yanbu National Petrochemical Co.	Chemicals	4,102	69,765
Total Investments (Cost $2,463,601) 99.2%			2,428,533

Other Assets, less Liabilities 0.8%			20,421
Net Assets 100.0%			$2,448,954

[a]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 100.0%
Isle Of Man 0.2%
MAS Real Estate Inc.	Real Estate Management & Development	3,750	$5,527

Romania 0.9%
NEPI Rockcastle PLC	Real Estate Management & Development	2,956	23,220

South Africa 98.0%
Absa Group Ltd.	Banks	6,138	69,048
AECI Ltd.	Chemicals	956	5,550
African Rainbow Minerals Ltd.	Metals & Mining	890	8,807
Anglo American Platinum Ltd.	Metals & Mining	524	19,595
AngloGold Ashanti Ltd.	Metals & Mining	3,514	44,398
Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,230	30,272
Assore Ltd.	Metals & Mining	290	5,846
Attacq Ltd.	Real Estate Management & Development	6,074	6,228
AVI Ltd.	Food Products	2,896	20,468
Barloworld Ltd.	Trading Companies & Distributors	1,844	14,760
Bid Corp. Ltd.	Food & Staples Retailing	2,878	53,018
Bidvest Group Ltd.	Industrial Conglomerates	2,916	41,931
[a] Brait SE	Capital Markets	2,842	5,927
Capitec Bank Holdings Ltd.	Banks	460	35,751
Clicks Group Ltd.	Food & Staples Retailing	2,118	28,188
Coronation Fund Managers Ltd.	Capital Markets	2,274	6,537
[a] Curro Holdings Ltd.	Diversified Consumer Services	1,558	2,763
[b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,402	6,856
Discovery Ltd.	Insurance	2,978	33,080
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,180	20,894
[a] Famous Brands Ltd.	Hotels, Restaurants & Leisure	774	5,259
FirstRand Ltd.	Diversified Financial Services	27,584	125,715
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	10,130	12,838
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., B	(REITs)	7,314	7,372
Gold Fields Ltd.	Metals & Mining	6,994	23,989
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	25,102	40,659
[a] Harmony Gold Mining Co. Ltd.	Metals & Mining	3,794	6,646
	Equity Real Estate Investment Trusts
Hyprop Investments Ltd.	(REITs)	2,182	12,362
[a] Impala Platinum Holdings Ltd.	Metals & Mining	5,844	14,902
Imperial Logistics Ltd.	Air Freight & Logistics	1,418	6,703
Investec Ltd.	Capital Markets	2,618	14,378
JSE Ltd.	Capital Markets	740	8,517
KAP Industrial Holdings Ltd.	Industrial Conglomerates	16,556	9,334
Kumba Iron Ore Ltd.	Metals & Mining	446	8,776
Liberty Holdings Ltd.	Insurance	1,020	7,800
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	12,010	22,041
Massmart Holdings Ltd.	Food & Staples Retailing	888	6,390
[a] MMI Holdings Ltd.	Insurance	8,960	10,670
[a] Motus Holdings Ltd.	Specialty Retail	1,418	8,676
Mr. Price Group Ltd.	Specialty Retail	2,158	36,927
MTN Group Ltd.	Wireless Telecommunication Services	15,616	96,616
[a] Nampak Ltd.	Containers & Packaging	5,564	5,357
Naspers Ltd., N	Media	2,574	517,532
Nedbank Group Ltd.	Banks	3,478	66,422
Netcare Ltd.	Health Care Providers & Services	12,682	23,301
[a] Northam Platinum Ltd.	Metals & Mining	3,038	9,136
Oceana Group Ltd.	Food Products	324	1,664
Old Mutual Ltd.	Insurance	41,892	65,233
Omnia Holdings Ltd.	Chemicals	598	3,513

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a,b] PepKor Holdings Ltd., Reg S	Household Durables	6,060	8,843
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	2,998	14,124
Pioneer Foods Group Ltd.	Food Products	1,268	7,442
PSG Group Ltd.	Diversified Financial Services	1,414	24,063
Rand Merchant Investment Holdings Ltd.	Insurance	6,492	16,446
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	45,622	30,668
Remgro Ltd.	Diversified Financial Services	4,466	60,459
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	2,476	9,811
Reunert Ltd.	Industrial Conglomerates	1,398	6,883
RMB Holdings Ltd.	Diversified Financial Services	6,498	35,641
Sanlam Ltd.	Insurance	15,094	83,733
Santam Ltd.	Insurance	358	7,378
Sappi Ltd.	Paper & Forest Products	4,828	27,404
Sasol Ltd.	Chemicals	4,830	142,701
Shoprite Holdings Ltd.	Food & Staples Retailing	4,090	54,064
[a] Sibanye Gold Ltd.	Metals & Mining	15,660	10,908
Standard Bank Group Ltd.	Banks	11,078	137,703
[a] Super Group Ltd.	Specialty Retail	3,140	7,409
Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,552	11,228
The Foschini Group Ltd.	Specialty Retail	1,994	23,044
The SPAR Group Ltd.	Food & Staples Retailing	1,672	24,118
Tiger Brands Ltd.	Food Products	1,398	26,607
Tongaat Hulett Ltd.	Food Products	976	3,785
Truworths International Ltd.	Specialty Retail	3,714	22,746
Tsogo Sun Holdings Ltd.	Hotels, Restaurants & Leisure	4,692	6,990
Vodacom Group Ltd.	Wireless Telecommunication Services	5,506	50,524
	Equity Real Estate Investment Trusts
Vukile Property Fund Ltd.	(REITs)	6,746	9,356
Woolworths Holdings Ltd.	Multiline Retail	8,298	31,779
			2,534,502
United Kingdom 0.9%
Mondi Ltd.	Paper & Forest Products	1,026	22,080

Total Investments (Cost $2,441,741) 100.0%			2,585,329

Other Assets, less Liabilities 0.0%†			889
Net Assets 100.0%			$2,586,218

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $15,699, representing 0.6% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 94.4%
South Korea 94.4%
Amorepacific Corp.	Personal Products	999	$187,570
AmorePacific Group	Personal Products	909	59,226
BGF Co. Ltd.	Industrial Conglomerates	882	6,379
BGF Retail Co. Ltd.	Food & Staples Retailing	198	36,200
BNK Financial Group Inc.	Banks	9,207	60,483
[a,b] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,643	110,878
[a] Celltrion Inc.	Biotechnology	2,515	501,512
Cheil Worldwide Inc.	Media	2,187	44,101
CJ CheilJedang Corp.	Food Products	252	74,642
CJ Corp.	Industrial Conglomerates	396	43,121
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	324	58,627
[a] CJ Logistics Corp.	Road & Rail	234	35,022
Coway Co. Ltd.	Household Durables	1,773	117,745
Daelim Industrial Co. Ltd.	Construction & Engineering	864	79,369
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	5,598	27,042
DB Insurance Co. Ltd.	Insurance	1,485	93,694
DGB Financial Group Inc.	Banks	4,860	36,195
Dongsuh Cos. Inc.	Food & Staples Retailing	972	15,593
Doosan Corp.	Industrial Conglomerates	180	17,987
[a] Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	2,187	19,071
[a] Doosan Infracore Co. Ltd.	Machinery	4,185	28,468
E-MART Inc.	Food & Staples Retailing	639	104,515
GS Engineering & Construction Corp.	Construction & Engineering	1,800	70,577
GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,611	74,500
GS Retail Co. Ltd.	Food & Staples Retailing	837	30,380
Hana Financial Group Inc.	Banks	9,378	304,672
Hankook Tire Co. Ltd.	Auto Components	2,358	84,848
Hanmi Pharm Co. Ltd.	Pharmaceuticals	220	91,486
Hanmi Science Co. Ltd.	Pharmaceuticals	422	29,878
Hanon Systems	Auto Components	5,085	49,219
Hanssem Co. Ltd.	Household Durables	306	18,484
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,125	32,768
Hanwha Chemical Corp.	Chemicals	2,592	46,925
Hanwha Corp.	Industrial Conglomerates	1,332	37,424
Hanwha Life Insurance Co. Ltd.	Insurance	8,685	32,847
HDC Holdings Co. Ltd.	Construction & Engineering	1,179	18,227
[a] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	972	41,988
Hite Jinro Co. Ltd.	Beverages	963	14,327
Hotel Shilla Co. Ltd.	Specialty Retail	981	67,258
[a] Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	99	16,414
[a] Hyundai Construction Equipment Co. Ltd.	Machinery	405	15,499
Hyundai Department Store Co. Ltd.	Multiline Retail	477	38,646
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,295	112,302
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	585	67,633
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	1,332	153,399
[a] Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	333	103,260
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,908	70,195
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	639	34,361
Hyundai Mobis Co. Ltd.	Auto Components	2,061	350,950
Hyundai Motor Co.	Automobiles	4,491	476,952
Hyundai Steel Co.	Metals & Mining	2,367	95,991
Hyundai Wia Corp.	Auto Components	495	16,082
Industrial Bank of Korea	Banks	8,361	105,281
Kakao Corp.	Interactive Media & Services	1,665	153,697
Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,357	96,275
KB Financial Group Inc.	Banks	12,474	519,843
KCC Corp.	Building Products	171	47,355
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	666	19,816
Kia Motors Corp.	Automobiles	8,136	245,728

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Korea Aerospace Industries Ltd.	Aerospace & Defense	2,043	58,408
Korea Electric Power Corp.	Electric Utilities	8,064	239,217
[a] Korea Gas Corp.	Gas Utilities	837	36,157
Korea Investment Holdings Co. Ltd.	Capital Markets	1,206	64,310
Korea Zinc Co. Ltd.	Metals & Mining	315	122,099
Korean Air Lines Co. Ltd.	Airlines	1,503	44,519
KT&G Corp.	Tobacco	3,492	317,654
Kumho Petrochemical Co. Ltd.	Chemicals	549	42,954
LG Chem Ltd.	Chemicals	1,440	447,822
LG Corp.	Industrial Conglomerates	2,844	178,164
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	7,056	114,143
LG Electronics Inc.	Household Durables	3,402	189,949
LG Household & Health Care Ltd.	Personal Products	279	275,299
LG Uplus Corp.	Diversified Telecommunication Services	6,102	96,523
Lotte Chemical Corp.	Chemicals	468	116,182
Lotte Chilsung Beverage Co. Ltd.	Beverages	9	11,292
[a] Lotte Corp.	Industrial Conglomerates	1,881	88,841
LOTTE Fine Chemical Co. Ltd.	Chemicals	549	20,198
Lotte Shopping Co. Ltd.	Multiline Retail	351	66,375
LS Corp.	Electrical Equipment	549	24,158
Mando Corp.	Auto Components	1,044	27,087
Mirae Asset Daewoo Co. Ltd.	Capital Markets	12,177	71,264
Naver Corp.	Interactive Media & Services	4,239	463,486
NCsoft Corp.	Entertainment	540	225,766
Netmarble Corp.	Entertainment	558	55,760
NH Investment & Securities Co. Ltd.	Capital Markets	4,050	47,367
[a] NHN Entertainment Corp.	Entertainment	315	16,176
Nongshim Co. Ltd.	Food Products	99	22,581
OCI Co. Ltd.	Chemicals	576	55,236
Orion Corp.	Food Products	684	73,562
Ottogi Corp.	Food Products	41	26,603
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,422	24,023
POSCO	Metals & Mining	2,151	468,447
Posco Daewoo Corp.	Trading Companies & Distributors	1,557	25,397
S-1 Corp.	Commercial Services & Supplies	603	54,312
S-Oil Corp.	Oil, Gas & Consumable Fuels	1,296	113,478
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	423	146,522
Samsung C&T Corp.	Industrial Conglomerates	2,646	250,182
Samsung Card Co. Ltd.	Consumer Finance	963	29,819
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	1,755	162,791
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	92,178	3,197,068
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	4,977	78,504
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	1,035	249,521
[a] Samsung Heavy Industries Co. Ltd.	Machinery	13,806	91,685
Samsung Life Insurance Co. Ltd.	Insurance	2,007	146,775
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	1,665	326,792
Samsung SDS Co. Ltd.	IT Services	1,008	184,291
Samsung Securities Co. Ltd.	Capital Markets	2,007	56,659
Shinhan Financial Group Co. Ltd.	Banks	14,418	511,698
Shinsegae Co. Ltd.	Multiline Retail	216	49,557
[a,b] SillaJen Inc.	Biotechnology	1,665	109,677
SK Holdings Co. Ltd.	Industrial Conglomerates	1,053	245,367
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	16,371	887,655
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,845	296,807
SK Networks Co. Ltd.	Trading Companies & Distributors	4,680	21,810
SK Telecom Co. Ltd.	Wireless Telecommunication Services	720	173,902
SKC Co. Ltd.	Chemicals	603	19,347
Woori Bank	Banks	16,029	224,102
Yuhan Corp.	Pharmaceuticals	274	50,218

		FRANKLIN TEMPLETON ETF TRUST

	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)
Total Common Stocks (Cost $22,558,737)			17,378,485
Preferred Stocks 4.1%
South Korea 4.1%
[c] Amorepacific Corp., 1.254%, pfd.	Personal Products	333	30,590
[c] CJ CheilJedang Corp., 2.440%, pfd.	Food Products	45	5,041
[a,d] CJ Corp., pfd.	Industrial Conglomerates	59	1,939
[c] Hanwha Corp., 4.455%, pfd.	Industrial Conglomerates	693	9,006
[c] Hyundai Motor Co., 5.769%, pfd.	Automobiles	720	45,299
[c] Hyundai Motor Co., 5.325%, pfd., 2	Automobiles	1,143	78,877
[c] LG Chem Ltd., 3.095%, pfd.	Chemicals	243	42,576
[c] LG Electronics Inc., 1.708%, pfd.	Household Durables	558	13,177
[c] LG Household & Health Care Ltd., 1.380%, pfd.	Personal Products	63	37,039
[a] Mirae Asset Daewoo Co. Ltd., pfd.	Capital Markets	4,230	13,458
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 4.702%, pfd.	Peripherals	16,155	459,689
[c] Samsung Fire & Marine Insurance Co. Ltd., 5.767%, pfd.	Insurance	81	12,595
Total Preferred Stocks (Cost $998,612)			749,286
Total Investments before Short Term Investments (Cost $23,557,349)			18,127,771
Short Term Investments (Cost $168,120) 0.9%
Investments from Cash Collateral Received for Loaned Securities 0.9%
Money Market Funds 0.9%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.99%		168,120	168,120

Total Investments (Cost $23,725,469) 99.4%			18,295,891

Other Assets, less Liabilities 0.6%			110,512
Net Assets 100.0%			$18,406,403

[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2018.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[e]See Note 5 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Kospi 200 Mini	Long	22	$257,620	1/10/19	$4,121
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 99.2%
Austria 0.2%
	Semiconductors & Semiconductor
[a] AMS AG	Equipment	180	$4,302

Switzerland 99.0%
ABB Ltd.	Electrical Equipment	3,889	73,752
Adecco Group AG	Professional Services	347	16,167
Baloise Holding AG	Insurance	108	14,834
Banque Cantonale Vaudoise	Banks	6	4,510
Barry Callebaut AG	Food Products	4	6,212
Chocoladefabriken Lindt & Spruengli AG	Food Products	5	30,939
[a] Clariant AG	Chemicals	454	8,331
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,123	71,768
[a] Credit Suisse Group AG	Capital Markets	5,631	61,691
DKSH Holding AG	Professional Services	59	4,061
[a] Dufry AG	Specialty Retail	69	6,518
EMS-Chemie Holding AG	Chemicals	16	7,580
Flughafen Zurich AG	Transportation Infrastructure	43	7,088
Geberit AG	Building Products	83	32,188
Georg Fischer AG	Machinery	9	7,180
Givaudan AG	Chemicals	21	48,485
Helvetia Holding AG	Insurance	15	8,742
[a] Julius Baer Group Ltd.	Capital Markets	490	17,402
Kuehne + Nagel International AG	Marine	116	14,868
[a] LafargeHolcim Ltd., B	Construction Materials	1,088	44,699
	Technology Hardware, Storage &
Logitech International SA	Peripherals	332	10,413
[a] Lonza Group AG	Life Sciences Tools & Services	168	43,406
Nestle SA	Food Products	4,930	399,081
Novartis AG	Pharmaceuticals	3,620	308,607
[a] OC Oerlikon Corp. AG	Machinery	442	4,950
Pargesa Holding SA, B	Diversified Financial Services	86	6,181
Partners Group Holding AG	Capital Markets	38	22,974
PSP Swiss Property AG	Real Estate Management & Development	90	8,842
Roche Holding AG	Pharmaceuticals	1,157	285,670
Roche Holding AG	Pharmaceuticals	45	10,928
Schindler Holding AG	Machinery	42	8,121
Schindler Holding AG, PC	Machinery	93	18,368
SGS SA	Professional Services	12	26,902
Sika AG	Chemicals	315	39,814
Sonova Holding AG	Health Care Equipment & Supplies	116	18,898
Straumann Holding AG	Health Care Equipment & Supplies	23	14,419
Sulzer AG	Machinery	37	2,929
Swatch Group AG	Textiles, Apparel & Luxury Goods	67	19,486
Swatch Group AG	Textiles, Apparel & Luxury Goods	101	5,819
[a] Swiss Life Holding AG	Insurance	78	29,956
[a] Swiss Prime Site AG	Real Estate Management & Development	172	13,880
Swiss Re AG	Insurance	677	61,890
Swisscom AG	Diversified Telecommunication Services	58	27,635
[a] Temenos AG	Software	133	15,907
[a] UBS Group AG	Capital Markets	7,586	94,152
Vifor Pharma AG	Pharmaceuticals	100	10,844
Zurich Insurance Group AG	Insurance	324	96,332
			2,093,419
Total Investments (Cost $2,411,653) 99.2%			2,097,721

Other Assets, less Liabilities 0.8%			16,690
Net Assets 100.0%			$2,114,411
[a]Non-income producing.

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.8%
Taiwan 99.8%
	Technology Hardware, Storage &
[a] Acer Inc.	Peripherals	81,000	$51,256
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	12,000	82,181
	Semiconductors & Semiconductor
[a] ASE Industrial Holding Co. Ltd.	Equipment	99,000	187,777
Asia Cement Corp.	Construction Materials	69,000	76,213
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	21,000	137,668
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	258,000	103,244
Capital Securities Corp.	Capital Markets	63,470	18,481
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	21,720	158,994
Cathay Financial Holding Co. Ltd.	Insurance	234,000	357,810
Chailease Holding Co. Ltd.	Diversified Financial Services	36,000	113,492
Chang Hwa Commercial Bank Ltd.	Banks	183,360	102,606
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	54,000	71,767
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	18,030	36,720
China Airlines Ltd.	Airlines	78,000	27,914
China Development Financial Holding Corp.	Banks	411,000	129,971
China Life Insurance Co. Ltd.	Insurance	78,000	70,674
China Motor Corp.	Automobiles	18,000	14,230
China Steel Corp.	Metals & Mining	369,000	291,123
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	111,000	408,075
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	117,000	66,423
CTBC Financial Holding Co. Ltd.	Banks	540,000	354,882
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	63,000	265,429
E.Sun Financial Holding Co. Ltd.	Banks	306,000	200,104
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	67,931
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	27,000	22,488
Eternal Materials Co. Ltd.	Chemicals	27,630	21,080
EVA Airways Corp.	Airlines	63,000	32,384
Evergreen Marine Corp. Taiwan Ltd.	Marine	64,196	24,854
Far Eastern International Bank	Banks	57,542	18,721
Far Eastern New Century Corp.	Industrial Conglomerates	117,000	106,201
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	48,000	119,309
Feng Hsin Steel Co. Ltd.	Metals & Mining	15,000	28,549
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	57,097
First Financial Holding Co. Ltd.	Banks	288,950	188,014
Formosa Chemicals & Fibre Corp.	Chemicals	102,000	348,440
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	42,000	148,941
Formosa Plastics Corp.	Chemicals	144,000	473,176
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	33,722
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	33,000	64,954
Fubon Financial Holding Co. Ltd.	Diversified Financial Services	219,000	335,230
Giant Manufacturing Co. Ltd.	Leisure Products	9,000	42,311
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	6,100	55,667
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	354,000	815,408
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	21,000	24,152
Hua Nan Financial Holdings Co. Ltd.	Banks	255,000	145,183

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Innolux Corp.	Components	252,000	79,690
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	87,000	62,412
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	3,030	316,929
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	63,000	83,216
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	44,000	328,529
Mega Financial Holding Co. Ltd.	Banks	324,000	273,540
Nan Ya Plastics Corp.	Chemicals	168,000	412,662
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	24,000	42,945
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	18,000	83,157
[a] OBI Pharma Inc.	Biotechnology	3,000	15,275
Oriental Union Chemical Corp.	Chemicals	21,000	17,627
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	60,000	100,335
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	81,000	85,909
President Chain Store Corp.	Food & Staples Retailing	16,620	168,163
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	78,000	133,735
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	15,000	69,786
Shin Kong Financial Holding Co. Ltd.	Insurance	273,000	79,670
SinoPac Financial Holdings Co. Ltd.	Banks	309,040	103,560
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	39,000	46,185
Taishin Financial Holding Co. Ltd.	Banks	291,000	123,550
Taiwan Business Bank	Banks	123,640	41,633
Taiwan Cement Corp.	Construction Materials	132,000	152,884
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	270,610	155,391
Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	29,515
Taiwan Glass Industry Corp.	Building Products	48,000	20,145
Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	62,617
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	166,314
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	25,884
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	378,000	2,773,172
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	30,657
	Electronic Equipment, Instruments &
TPK Holding Co. Ltd.	Components	9,000	14,143
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	9,000	19,559
U-Ming Marine Transport Corp.	Marine	12,000	12,591
Uni-President Enterprises Corp.	Food Products	141,000	320,194
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	36,000	26,118
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	348,000	127,371
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	27,000	52,266
Walsin Lihwa Corp.	Electrical Equipment	87,000	47,410
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	15,000	75,154
Wan Hai Lines Ltd.	Marine	21,000	10,897
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	78,000	48,469
	Electronic Equipment, Instruments &
Yageo Corp.	Components	12,000	124,540
Yuanta Financial Holding Co. Ltd.	Capital Markets	330,000	165,875
Yulon Motor Co. Ltd.	Automobiles	27,000	15,987

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)
Total Investments (Cost $14,305,202) 99.8%	13,646,507
Other Assets, less Liabilities 0.2%	24,264
Net Assets 100.0%	$13,670,771
[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 98.9%
Germany 0.3%
TUI AG	Hotels, Restaurants & Leisure	4,784	$68,576

Ireland 1.5%
CRH PLC	Construction Materials	8,924	235,382
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	851	69,365
Smurfit Kappa Group PLC	Containers & Packaging	2,622	69,526
			374,273
Russia 0.3%
Evraz PLC	Metals & Mining	5,497	33,640
Polymetal International PLC	Metals & Mining	3,059	32,024
			65,664
South Africa 0.2%
Investec PLC	Capital Markets	6,900	38,763

Switzerland 2.8%
[a] Coca-Cola HBC AG	Beverages	2,162	67,516
Ferguson PLC	Trading Companies & Distributors	2,530	161,658
[a] Glencore PLC	Metals & Mining	124,131	460,605
			689,779
United Arab Emirates 0.1%
NMC Health PLC	Health Care Providers & Services	920	32,058

United Kingdom 93.4%
3i Group PLC	Capital Markets	10,373	102,174
Admiral Group PLC	Insurance	2,254	58,763
Anglo American PLC	Metals & Mining	10,764	239,606
Antofagasta PLC	Metals & Mining	3,703	36,937
Ashmore Group PLC	Capital Markets	4,094	19,063
Ashtead Group PLC	Trading Companies & Distributors	5,221	108,852
Associated British Foods PLC	Food Products	3,795	98,745
AstraZeneca PLC	Pharmaceuticals	13,800	1,032,220
Auto Trader Group PLC	Interactive Media & Services	10,120	58,618
Aveva Group PLC	Software	667	20,558
Aviva PLC	Insurance	42,642	203,930
B&M European Value Retail SA	Multiline Retail	9,131	32,736
Babcock International Group PLC	Commercial Services & Supplies	2,691	16,770
BAE Systems PLC	Aerospace & Defense	34,707	202,979
Barclays PLC	Banks	185,541	355,686
Barratt Developments PLC	Household Durables	11,063	65,208
Bellway PLC	Household Durables	1,311	41,993
BHP Group PLC	Metals & Mining	22,632	476,059
BP PLC	Oil, Gas & Consumable Fuels	212,474	1,342,075
British American Tobacco PLC	Tobacco	24,840	790,905
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	10,557	71,691
BT Group PLC	Diversified Telecommunication Services	90,689	275,009
Bunzl PLC	Trading Companies & Distributors	3,657	110,337
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,439	98,117
[a] Capita PLC	Professional Services	17,825	25,483
Capital & Counties Properties PLC	Real Estate Management & Development	7,797	22,949
Centrica PLC	Multi-Utilities	60,904	104,638
Cineworld Group PLC	Entertainment	10,672	35,774
[a] Cobham PLC	Aerospace & Defense	25,530	31,774
Compass Group PLC	Hotels, Restaurants & Leisure	17,204	361,532
ConvaTec Group PLC	Health Care Equipment & Supplies	15,755	27,881
Croda International PLC	Chemicals	1,403	83,714
CYBG PLC	Banks	13,018	30,042

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

DCC PLC	Industrial Conglomerates	1,081	82,399
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,081	39,279
Diageo PLC	Beverages	26,266	934,994
Direct Line Insurance Group PLC	Insurance	14,674	59,561
Dixons Carphone PLC	Specialty Retail	10,649	16,289
DS Smith PLC	Containers & Packaging	14,099	53,744
easyJet PLC	Airlines	2,323	32,692
Experian PLC	Professional Services	9,959	241,626
Fresnillo PLC	Metals & Mining	1,978	21,665
G4S PLC	Commercial Services & Supplies	16,514	41,423
GlaxoSmithKline PLC	Pharmaceuticals	53,015	1,006,857
GVC Holdings PLC	Hotels, Restaurants & Leisure	6,348	54,492
	Electronic Equipment, Instruments &
Halma PLC	Components	4,186	72,719
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	8,441	35,412
Hargreaves Lansdown PLC	Capital Markets	2,898	68,245
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,495	32,673
Hiscox Ltd.	Insurance	2,990	61,729
Howden Joinery Group PLC	Trading Companies & Distributors	6,187	34,324
HSBC Holdings PLC	Banks	218,500	1,800,203
IMI PLC	Machinery	2,875	34,565
Imperial Brands PLC	Tobacco	10,327	312,634
Inchcape PLC	Distributors	4,646	32,633
Informa PLC	Media	13,570	108,916
Inmarsat PLC	Diversified Telecommunication Services	4,991	24,110
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,070	111,702
International Consolidated Airlines Group SA	Airlines	10,833	85,265
Intertek Group PLC	Professional Services	1,771	108,266
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	9,453	13,653
ITV PLC	Media	40,825	64,915
J Sainsbury PLC	Food & Staples Retailing	17,779	60,005
JD Sports Fashion PLC	Specialty Retail	3,749	16,654
John Wood Group PLC	Energy Equipment & Services	7,337	47,301
Johnson Matthey PLC	Chemicals	2,047	72,972
[a] Just Eat PLC	Internet & Direct Marketing Retail	6,118	45,723
KAZ Minerals PLC	Metals & Mining	2,530	17,142
Kingfisher PLC	Specialty Retail	23,621	62,424
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	7,751	79,408
Legal & General Group PLC	Insurance	64,331	189,263
Lloyds Banking Group PLC	Banks	772,386	510,054
London Stock Exchange Group PLC	Capital Markets	3,404	176,101
Marks & Spencer Group PLC	Multiline Retail	17,963	56,554
Mediclinic International PLC	Health Care Providers & Services	4,163	17,099
Meggitt PLC	Aerospace & Defense	8,602	51,600
Melrose Industries PLC	Electrical Equipment	52,463	109,479
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	7,498	30,319
Micro Focus International PLC	Software	4,554	80,214
Mondi PLC	Paper & Forest Products	4,002	83,259
National Grid PLC	Multi-Utilities	36,869	358,840
Next PLC	Multiline Retail	1,472	74,821
[a] Ocado Group PLC	Internet & Direct Marketing Retail	4,899	49,291
Pearson PLC	Media	8,487	101,432
Pennon Group PLC	Water Utilities	4,669	41,197
Persimmon PLC	Household Durables	3,427	84,237
Phoenix Group Holdings PLC	Insurance	5,773	41,424
Prudential PLC	Insurance	28,198	503,500
Quilter PLC	Capital Markets	19,734	29,738
Reckitt Benckiser Group PLC	Household Products	6,808	521,367
RELX PLC	Professional Services	20,792	428,060

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Electronic Equipment, Instruments &
Renishaw PLC	Components	391	21,114
Rentokil Initial PLC	Commercial Services & Supplies	20,102	86,330
Rightmove PLC	Interactive Media & Services	9,522	52,420
Rio Tinto PLC	Metals & Mining	12,282	583,460
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	18,308	193,532
Royal Bank of Scotland Group PLC	Banks	49,243	135,905
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	49,381	1,451,224
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	40,802	1,215,991
Royal Mail PLC	Air Freight & Logistics	9,775	33,875
RPC Group PLC	Containers & Packaging	4,347	36,097
RSA Insurance Group PLC	Insurance	11,270	73,719
Schroders PLC	Capital Markets	1,196	37,212
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	10,971	82,243
Severn Trent PLC	Water Utilities	2,622	60,626
Smith & Nephew PLC	Health Care Equipment & Supplies	9,522	177,542
Smiths Group PLC	Industrial Conglomerates	4,347	75,516
Spirax-Sarco Engineering PLC	Machinery	805	63,975
SSE PLC	Electric Utilities	11,155	153,649
St. James's Place Capital PLC	Capital Markets	5,727	68,854
Standard Chartered PLC	Banks	29,463	228,634
Standard Life Aberdeen PLC	Diversified Financial Services	27,577	90,176
Tate & Lyle PLC	Food Products	5,152	43,306
Taylor Wimpey PLC	Household Durables	35,673	61,903
Tesco PLC	Food & Staples Retailing	104,995	254,205
The Berkeley Group Holdings PLC	Household Durables	1,311	58,088
The Sage Group PLC	Software	11,822	90,550
Travis Perkins PLC	Trading Companies & Distributors	2,691	36,672
Unilever PLC	Personal Products	11,891	622,207
United Utilities Group PLC	Water Utilities	7,452	69,872
Vodafone Group PLC	Wireless Telecommunication Services	290,214	565,144
Weir Group PLC	Machinery	2,760	45,626
Whitbread PLC	Hotels, Restaurants & Leisure	2,001	116,695
William Hill PLC	Hotels, Restaurants & Leisure	9,131	18,025
William Morrison Supermarkets PLC	Food & Staples Retailing	23,851	64,778
WPP PLC	Media	13,340	143,836
			23,222,282
United States 0.3%
Carnival PLC	Hotels, Restaurants & Leisure	1,794	85,979

Total Investments (Cost $26,714,387) 98.9%			24,577,374

Other Assets, less Liabilities 1.1%			273,886
Net Assets 100.0%			$24,851,260

[a]Non-income producing.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
FTSE 100 Index	Long	3	$254,427	3/15/19	$465
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 97.9%
Banks 2.1%
CIT Group Inc., senior note, 5.25%, 3/07/25	United States	$100,000	$98,000
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	100,000	97,069
			195,069
Capital Goods 7.9%
[a] BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	100,000	94,999
[a] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	100,000	88,250
[a] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	100,000	103,000
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	100,000	92,125
[a] Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	100,000	87,750
[a] NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	100,000	91,875
[a] Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	100,000	99,000
[a] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	100,000	93,250
			750,249
Commercial & Professional Services 1.8%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	100,000	94,625
[a] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	100,000	79,500
			174,125
Consumer Durables & Apparel 1.0%
Weekley Homes LLC / Weekley Finance Corp., senior note, 6.625%,
8/15/25	United States	100,000	92,250

Consumer Services 7.1%
[a] 1011778 BC ULC / New Red Finance Inc., secured note, second lien,
144A, 5.00%, 10/15/25	Canada	100,000	92,250
[a] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	100,000	94,750
[a] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	100,000	96,250
[a] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	100,000	99,000
[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	100,000	94,500
[a] Stars Group Holdings BV / Stars Group US Co-Borrower LLC, senior note,
144A, 7.00%, 7/15/26	Netherlands	100,000	97,500
[a] Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	100,000	93,500
			667,750
Diversified Financials 0.9%
Navient Corp., senior note, 6.125%, 3/25/24	United States	100,000	86,250

Energy 13.9%
[a] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	150,000	150,375
[a] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	100,000	68,000
Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	100,000	93,500
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	100,000	99,750
Cheniere Energy Partners LP, senior secured note, first lien, 5.25%,
10/01/25	United States	100,000	93,625
Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	100,000	86,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	100,000	93,250
[a] Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	100,000	97,000
Energy Transfer LP, senior secured bond, first lien, 5.875%, 1/15/24	United States	100,000	102,000
Martin Midstream Partners LP / Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	100,000	95,500
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	100,000	79,872
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	100,000	79,082
QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	100,000	83,375

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sunoco LP/Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	100,000	95,000
			1,316,329
Food, Beverage & Tobacco 3.0%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	100,000	93,375
[a] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	United States	100,000	94,625
[a] Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	100,000	97,500
			285,500
Health Care Equipment & Services 10.0%
[a] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	100,000	98,500
Centene Corp., senior note, 4.75%, 1/15/25	United States	100,000	95,750
[a] CHS / Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	100,000	73,500
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	100,000	94,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	100,000	101,500
senior secured bond, first lien, 5.25%, 6/15/26	United States	100,000	99,500
[a] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	100,000	96,750
[a,b] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	91,587
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	100,000	100,625
[a] WellCare Health Plans Inc., senior note, 144A, 5.375%, 8/15/26	United States	100,000	96,750
			948,462
Household & Personal Products 1.0%
[a] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	100,000	97,000

Materials 15.0%
[a] Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc., senior
note, 144A, 6.00%, 2/15/25	Ireland	200,000	185,124
[a] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	100,000	90,125
[a] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	United States	200,000	199,248
[a] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	100,000	91,250
[a] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	100,000	88,750
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	100,000	100,625
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	100,000	89,000
[a] Platform Specialty Products Corp., senior note, 144A, 5.875%, 12/01/25	United States	100,000	94,000
[a] Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group
Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%,
7/15/23	United States	100,000	95,375
[a] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	100,000	100,750
Steel Dynamics Inc., senior bond, 5.00%, 12/15/26	United States	100,000	95,000
[a] SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	100,000	95,000
The Chemours Co., senior bond, 7.00%, 5/15/25	United States	100,000	101,250
			1,425,497
Media & Entertainment 12.1%
[a] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	200,000	182,750
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	100,000	86,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	100,000	95,000
CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 5.125%,
2/15/23	United States	100,000	97,750
Clear Channel Worldwide Holdings Inc., senior note, 6.50%, 11/15/22	United States	100,000	100,500
[a] CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	200,000	203,000
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	100,000	92,375
[a] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	100,000	97,567
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 5/15/23	United States	100,000	90,000
[a] WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	97,625
			1,142,567
Pharmaceuticals, Biotechnology & Life Sciences 4.0%
[a] Bausch Health Companies Inc., senior note, 144A, 5.875%, 5/15/23	Canada	100,000	92,875
[a,b] Eagle Holding Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	100,000	95,750

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	200,000	194,000
			382,625
Real Estate 3.1%
CyrusOne LP / CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	100,000	98,250
Equinix Inc., senior bond, 5.75%, 1/01/25	United States	100,000	101,125
MPT Operating Partnership LP / MPT Finance Corp., senior bond, 5.25%,
8/01/26	United States	100,000	94,750
			294,125
Retailing 2.0%
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	100,000	101,125
[a] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	100,000	91,250
			192,375
Semiconductors & Semiconductor Equipment 1.0%
[a] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	100,000	95,750
Software & Services 2.0%
[a] First Data Corp., secured note, second lien, 144A, 5.75%, 1/15/24	United States	100,000	97,875
[a] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	100,000	93,518
			191,393
Technology Hardware & Equipment 3.0%
[a] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	100,000	91,500
[a] Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	101,827
[a] Tempo Acquisition LLC / Tempo Acquisition Finance Corp., senior note,
144A, 6.75%, 6/01/25	United States	100,000	93,000
			286,327
Telecommunication Services 3.2%
[a] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	100,750
Sprint Corp., senior note, 7.625%, 2/15/25	United States	100,000	100,250
T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	100,000	97,500
			298,500
Transportation 1.1%
[a] DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United States	100,000	99,250
Utilities 2.7%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	100,000	94,000
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	100,000	90,250
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	100,000	71,500
			255,750
Total Investments before Short Term Investments (Cost $9,765,708)			9,277,143
Short Term Investments 1.4%
U.S. Government & Agency Securities (Cost $134,992) 1.4%
[c] FHLB, 1/02/19	United States	135,000	134,992
Total Investments (Cost $9,900,700) 99.3%			9,412,135
Other Assets, less Liabilities 0.7%			71,097
Net Assets 100.0%			$9,483,232

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $5,420,495, representing 57.2% of net assets.
[b]	Income may be received in additional securities and/or cash.
[c]	The security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
PIK	-	Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF	Principal Amount	Value
Municipal Bonds 98.3%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	$150,000	$157,326

Arizona 3.1%
La Paz County IDA Education Facility Lease Revenue, Charter School Solutions-Harmony Public Schools
Project, Series A, 5.00%, 2/15/28	100,000	111,045
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	117,255
		228,300
California 7.5%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000	112,082
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	100,225
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	100,000	109,457
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%,
8/15/28	100,000	113,290
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	110,907
		545,961
Colorado 4.4%
Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.00%,
11/01/27	100,000	121,012
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%,
12/01/30	100,000	103,089
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000	98,193
		322,294
Delaware 1.5%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University
Project, Series A, 5.00%, 7/01/29	100,000	111,081

Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc. Obligated Group,
Refunding, 5.00%, 11/01/27	100,000	115,826
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%,
7/01/28	150,000	167,109
		282,935
Illinois 8.1%
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	102,641
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	97,469
Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	76,364
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	113,983
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn., 12/01/24	245,000	203,080
		593,537
Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	98,829

Maryland 3.2%
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A,
5.00%, 6/01/27	100,000	115,169

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 5.00%, 11/01/24	100,000	116,543
		231,712
Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	109,249
Michigan 1.4%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	99,627
Minnesota 6.6%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	111,113
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	140,767
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	112,308
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit
Enhancement Program, Series A, 5.00%, 2/01/25	100,000	116,402
		480,590
Missouri 1.4%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	104,643
Montana 1.6%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	116,596
Nevada 6.2%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%,
9/01/28	100,000	113,761
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	116,012
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	100,000	102,325
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	117,962
		450,060
New Hampshire 1.6%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	119,618
New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	101,438
New York 1.6%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	118,375
North Carolina 1.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	109,507
Ohio 4.5%
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	119,341
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	99,695
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	111,616
		330,652
Oregon 1.6%
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	117,539
Pennsylvania 8.5%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	110,424
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project,
5.00%, 5/01/28	100,000	106,993
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	106,344

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	121,780
Pennsylvania State GO, First Series, Refunding, 5.00%, 1/01/26	150,000	174,240
		619,781
Tennessee 2.9%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	100,233
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	110,529
		210,762
Texas 4.6%
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	113,789
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	119,394
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing
Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	102,230
		335,413
Utah 2.8%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	107,921
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	98,954
		206,875
Vermont 1.5%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	113,057
Virginia 1.4%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	103,834
Washington 6.3%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	111,173
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding,
5.00%, 12/01/29	100,000	110,794
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	119,906
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	120,066
		461,939
Wisconsin 4.2%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	120,265
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	85,000	86,180
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series
A, 4.00%, 9/15/27	100,000	101,279
		307,724
Total Investments (Cost $7,255,942) 98.3%		7,189,254

Other Assets, less Liabilities 1.7%		126,775
Net Assets 100.0%		$7,316,029

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
ISD	-	Independent School District

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
PFA	-	Public Financing Authority

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*			Value
Foreign Government and Agency Securities 73.0%
Australia 8.5%
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	$140,000		AUD	$101,015
Queensland Treasury Corp.,
[a] senior bond, Reg S, 3.25%, 7/21/26	140,000		AUD	102,569
[a] senior bond, Reg S, 5.75%, 7/22/24	130,000		AUD	107,466
Western Australian Treasury Corp., senior note, 26, 3.00%, 10/21/26	140,000		AUD	100,511
				411,561
Canada 5.0%
Government of Canada, 2.75%, 6/01/22	320,000		CAD	241,141
France 4.4%
Government of France,
[a] Reg S, 1.00%, 5/25/19	80,000		EUR	92,248
[a] Reg S, 1.00%, 11/25/25	100,000		EUR	120,287
				212,535
Germany 5.3%
Government of Germany,
[a] Reg S, 1.50%, 2/15/23	60,000		EUR	74,247
[a] Reg S, 3.25%, 7/04/21	60,000		EUR	75,448
KFW, senior note, 2.05%, 2/16/26	10,000,000		JPY	105,877
				255,572
Indonesia 3.4%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	2,400,000,000		IDR	165,396
Italy 5.8%
Italy Treasury Bond,
senior bond, 1.25%, 12/01/26	150,000		EUR	158,962
senior bond, 4.25%, 9/01/19	55,000		EUR	64,667
senior bond, 5.50%, 9/01/22	45,000		EUR	59,112
				282,741
Japan 12.5%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000		JPY	212,028
Government of Japan,
senior bond, 1.00%, 12/20/35	30,000,000		JPY	301,484
senior note, 121, 0.10%, 9/20/19	10,000,000		JPY	91,400
				604,912
Mexico 5.7%
Government of Mexico,
M, 7.50%, 6/03/27	36,000	[b]	MXN	170,286
M, 10.00%, 12/05/24	20,000	[b]	MXN	108,195
				278,481
Poland 5.0%
Government of Poland,
2.50%, 7/25/27	400,000		PLN	105,132
5.75%, 4/25/29	400,000		PLN	134,873
				240,005
South Africa 2.4%
Government of South Africa, senior bond, 7.00%, 2/28/31	2,000,000		ZAR	114,346
Spain 7.8%
Government of Spain,
[c] Reg S, 2.35%, 7/30/33	96,000		EUR	115,540
[c] senior bond, Reg S, 5.15%, 10/31/28	80,000		EUR	122,996

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

senior note, 0.45%, 10/31/22	120,000	EUR	139,370
			377,906
[c] Supranational 7.2%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	10,000,000	JPY	110,200
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	10,000,000	JPY	104,570
International Finance Corp., senior note, 8.00%, 7/27/27	2,000,000	ZAR	134,009
			348,779
Total Foreign Government and Agency Securities (Cost $3,614,386)			3,533,375
Quasi-Sovereign and Corporate Bonds 9.5%
Belgium 1.5%
[a] Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	70,037
Czech Republic 2.2%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	107,874
Guernsey 2.3%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	108,402
Luxembourg 2.1%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	102,712
Netherlands 1.4%
[a] BMW Finance NV, senior note, Reg S, .75%, 4/15/24	60,000	EUR	67,889
Total Quasi-Sovereign and Corporate Bonds (Cost $484,714)			456,914
Total Investments before Short Term Investments (Cost $4,099,100)			3,990,289
Short Term Investments 3.4%
U.S. Government & Agency Securities (Cost $164,990) 3.4%
[d] FHLB, 1/02/19	165,000		164,990
Total Investments (Cost $4,264,090) 85.9%			4,155,279
Other Assets, less Liabilities 14.1%			681,998
Net Assets 100.0%			$4,837,277

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $1,473,300, representing 30.5% of net assets.
[b]	Principal amount is stated in 100 Mexican Peso Units.
[c]	A supranational organization is an entity formed by two or more central governments through international treaties.
[d]	The security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty International Opportunities ETF	Industry	Shares	Value
Common Stocks 97.5%
Australia 3.7%
Amcor Ltd.	Containers & Packaging	9,572	$89,288
BHP Group Ltd.	Metals & Mining	911	21,953
Commonwealth Bank of Australia	Banks	458	23,341
CSL Ltd.	Biotechnology	968	126,181
Ramsay Health Care Ltd.	Health Care Providers & Services	781	31,741
Rio Tinto Ltd.	Metals & Mining	1,213	67,010
			359,514
Brazil 1.0%
B3 SA - Brasil Bolsa Balcao	Capital Markets	3,000	20,752
CCR SA	Transportation Infrastructure	6,000	17,339
Companhia Energetica de Minas Gerais	Electric Utilities	7,200	27,921
Energisa SA	Electric Utilities	1,100	10,530
Vale SA	Metals & Mining	1,500	19,738
			96,280
Canada 6.0%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,000	49,722
Brookfield Asset Management Inc., A	Capital Markets	2,600	99,599
Canadian National Railway Co.	Road & Rail	1,400	103,642
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,800	55,892
Nutrien Ltd.	Chemicals	600	28,168
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	3,400	17,625
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,000	52,218
Royal Bank of Canada	Banks	1,227	83,944
TELUS Corp.	Diversified Telecommunication Services	800	26,512
The Toronto-Dominion Bank	Banks	1,325	65,833
			583,155
China 9.3%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	1,820	249,467
Brilliance China Automotive Holdings Ltd.	Automobiles	54,000	40,210
China Merchants Bank Co. Ltd., H	Banks	17,500	64,150
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	3,280	88,757
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	200	10,962
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	15,500	136,898
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	5,000	73,690
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,000	17,779
Tencent Holdings Ltd.	Interactive Media & Services	5,400	216,570
			898,483
Denmark 0.6%
ISS AS	Commercial Services & Supplies	2,101	58,592

Egypt 0.5%
[a] Ezz Steel	Metals & Mining	43,217	43,916

Finland 0.9%
Tieto OYJ	IT Services	3,089	83,266

France 6.5%
Capgemini SE	IT Services	888	88,112
Maisons du Monde SA	Specialty Retail	3,892	74,345
Sanofi	Pharmaceuticals	2,012	174,019
Schneider Electric SE	Electrical Equipment	1,389	94,826
SEB SA	Household Durables	605	78,013

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Vinci SA	Construction & Engineering	1,437	118,308
			627,623
Germany 1.5%
1&1 Drillisch AG	Wireless Telecommunication Services	1,216	61,858
Draegerwerk AG & Co. KGAA	Health Care Equipment & Supplies	1,742	82,044
			143,902
Hong Kong 2.5%
AIA Group Ltd.	Insurance	17,200	142,796
IMAX China Holding Inc.	Media	10,100	26,832
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	26,400	75,026
			244,654
India 3.2%
Bharti Airtel Ltd.	Wireless Telecommunication Services	10,245	45,858
HDFC Bank Ltd.	Banks	4,750	144,354
Infosys Ltd.	IT Services	4,634	43,738
Kotak Mahindra Bank Ltd.	Banks	919	16,540
[a] MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,400	34,062
UltraTech Cement Ltd.	Construction Materials	428	24,466
			309,018
Indonesia 0.7%
Bank Central Asia Tbk PT	Banks	39,700	71,780

Ireland 1.3%
Glanbia PLC	Food Products	6,898	129,321

Italy 3.3%
Banca Generali SpA	Capital Markets	4,664	96,663
FinecoBank Banca Fineco SpA	Banks	12,296	123,385
Prysmian SpA	Electrical Equipment	5,108	98,507
			318,555
Japan 14.7%
Astellas Pharma Inc.	Pharmaceuticals	2,500	31,935
Bridgestone Corp.	Auto Components	900	34,748
Daikin Industries Ltd.	Building Products	900	95,935
Denso Corp.	Auto Components	2,500	111,493
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	900	35,027
Honda Motor Co. Ltd.	Automobiles	4,400	116,081
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	22,900	120,370
Mitsubishi Electric Corp.	Electrical Equipment	8,000	88,703
Mitsubishi UFJ Financial Group Inc.	Banks	16,000	78,443
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	400	54,523
Nidec Corp.	Electrical Equipment	900	102,333
Otsuka Holdings Co. Ltd.	Pharmaceuticals	900	36,856
Panasonic Corp.	Household Durables	1,600	14,446
Pigeon Corp.	Household Products	1,200	51,406
SCSK Corp.	IT Services	900	31,910
SoftBank Group Corp.	Wireless Telecommunication Services	1,300	86,556
Sony Corp.	Household Durables	1,200	58,253
Sumitomo Chemical Co. Ltd.	Chemicals	17,000	82,587
Sumitomo Electric Industries Ltd.	Auto Components	3,600	47,972
Suntory Beverage & Food Ltd.	Beverages	500	22,604
The Dai-ichi Life Holdings Inc.	Insurance	5,600	87,689
Toyota Motor Corp.	Automobiles	500	29,194
			1,419,064
Mexico 1.3%
America Movil SAB de CV, L	Wireless Telecommunication Services	80,000	56,749

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Fomento Economico Mexicano SAB de CV	Beverages	7,600	65,114
			121,863
Netherlands 2.4%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	663	103,955
ASR Nederland NV	Insurance	3,126	123,571
			227,526
Norway 2.1%
[a] Atea ASA	IT Services	5,959	76,387
Sbanken ASA	Banks	14,880	128,881
			205,268
Philippines 0.6%
BDO Unibank Inc.	Banks	13,400	33,331
Security Bank Corp.	Banks	9,920	29,241
			62,572
Portugal 0.9%
Corticeira Amorim SGPS SA	Paper & Forest Products	8,747	89,992
Russia 1.0%
Gazprom PJSC	Oil, Gas & Consumable Fuels	23,680	52,397
[a] Yandex NV, A	Interactive Media & Services	1,600	43,760
			96,157
Singapore 1.0%
DBS Group Holdings Ltd.	Banks	5,600	97,332
South Africa 1.5%
Naspers Ltd., N	Media	640	128,680
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	24,352	16,370
			145,050
South Korea 2.8%
Lotte Chemical Corp.	Chemicals	340	84,406
Naver Corp.	Interactive Media & Services	660	72,163
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,200	110,988
			267,557
Spain 5.8%
Applus Services SA	Professional Services	10,132	112,233
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	5,669	141,664
Ebro Foods SA	Food Products	5,361	106,880
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	10,605	130,748
Tecnicas Reunidas SA	Energy Equipment & Services	2,825	68,915
			560,440
Sweden 0.7%
Dometic Group AB	Auto Components	11,511	71,409
Switzerland 5.0%
Ferguson PLC	Trading Companies & Distributors	909	58,082
Novartis AG	Pharmaceuticals	2,516	214,491
Roche Holding AG	Pharmaceuticals	861	212,586
			485,159
Taiwan 2.5%
	Technology Hardware, Storage &
Ennoconn Corp.	Peripherals	4,000	31,754

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	28,000	205,420
			237,174
Thailand 1.5%
Kasikornbank PCL, fgn.	Banks	9,300	52,698
Minor International PCL, fgn.	Hotels, Restaurants & Leisure	44,000	45,946
The Siam Cement PCL, fgn.	Construction Materials	3,700	49,546
			148,190
United Arab Emirates 0.8%
Emirates NBD PJSC	Banks	30,944	74,893

United Kingdom 11.9%
Associated British Foods PLC	Food Products	2,257	58,726
AstraZeneca PLC	Pharmaceuticals	1,040	77,790
Bodycote PLC	Machinery	6,709	62,076
BP PLC	Oil, Gas & Consumable Fuels	12,093	76,384
British American Tobacco PLC	Tobacco	1,386	44,130
Bunzl PLC	Trading Companies & Distributors	2,291	69,123
Close Brothers Group PLC	Capital Markets	3,585	65,748
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,860	67,585
DS Smith PLC	Containers & Packaging	15,121	57,639
Howden Joinery Group PLC	Trading Companies & Distributors	13,249	73,503
[b] Ibstock PLC, Reg S	Construction Materials	20,968	53,063
Imperial Brands PLC	Tobacco	2,122	64,240
National Grid PLC	Multi-Utilities	4,852	47,224
Prudential PLC	Insurance	2,725	48,657
Reckitt Benckiser Group PLC	Household Products	651	49,855
RELX PLC	Professional Services	3,106	63,946
Restore PLC	Commercial Services & Supplies	8,484	34,901
Smith & Nephew PLC	Health Care Equipment & Supplies	3,440	64,141
	Equity Real Estate Investment Trusts
Unite Group PLC	(REITs)	7,499	76,979
			1,155,710
Total Common Stocks (Cost $10,520,087)			9,433,415
Preferred Stocks 1.1%
Brazil 1.1%
[a] Azul SA, pfd.	Airlines	1,400	13,004
[c] Banco Bradesco SA, 2.955%, pfd.	Banks	3,350	33,407
[c] Itau Unibanco Holding SA, 5.972%, pfd.	Banks	3,400	31,142
[c] Petroleo Brasileiro SA, 3.968%, pfd.	Oil, Gas & Consumable Fuels	4,200	24,578
Total Preferred Stocks (Cost $95,432)			102,131
Total Investments (Cost $10,615,519) 98.6%			9,535,546

Other Assets, less Liabilities 1.4%			137,741
Net Assets 100.0%			$9,673,287

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $53,063, representing 0.5% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 94.9%
Air Freight & Logistics 1.1%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	$200,000	$189,263

Automobiles 1.1%
Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	200,000	192,501

Banks 22.7%
[a] ANZ New Zealand International Ltd. of London, senior note, 144A, 2.875%,
1/25/22	New Zealand	200,000	196,231
Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	450,000	433,316
[a] BPCE SA, senior bond, 144A, 5.15%, 7/21/24	France	200,000	201,069
Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	520,000	522,795
[a] Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	390,000	382,624
[b] HSBC Holdings PLC, junior sub. bond, 6.25% to 3/23/23, FRN thereafter,
Perpetual	United Kingdom	200,000	187,750
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	344,000	351,383
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	505,000	494,252
Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	230,000	222,146
[a] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN
thereafter, 3/15/24	United Kingdom	325,000	314,899
Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	450,000	446,757
Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	185,000	178,532
			3,931,754
Beverages 1.8%
[a] Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., senior
bond, 144A, 4.70%, 2/01/36	United States	340,000	316,215
Biotechnology 1.1%
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	185,000	191,707

Capital Markets 5.1%
Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	445,000	420,274
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	475,000	455,268
			875,542
Diversified Financial Services 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Netherlands	215,000	218,520
[a] Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	220,000	202,400
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	275,000	230,978
			651,898
Diversified Telecommunication Services 3.6%
Telefonica Emisiones SA, senior bond, 7.045%, 6/20/36	Spain	185,000	211,361
Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	390,000	416,258
			627,619
Electric Utilities 5.1%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	373,152
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	245,000	226,490
[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Cayman Islands	300,000	286,875
			886,517
Equity Real Estate Investment Trusts (REITs) 1.4%
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	250,000	232,845
Food & Staples Retailing 2.3%
The Kroger Co., senior note, 4.00%, 2/01/24	United States	225,000	227,151

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	185,000	169,035
			396,186
Food Products 1.0%
Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	185,000	169,631
Health Care Providers & Services 2.6%
Anthem Inc., senior note, 4.101%, 3/01/28	United States	285,000	279,866
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	165,000	169,538
			449,404
Household Products 1.7%
Kimberly-Clark Corp., senior bond, 3.95%, 11/01/28	United States	290,000	300,364
Insurance 4.8%
[a] AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	399,298
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	210,000	213,856
Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN
thereafter, 3/15/44	United States	230,000	215,625
			828,779
Internet & Direct Marketing Retail 3.5%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	611,725
Machinery 1.0%
CNH Industrial NV, senior note, 4.50%, 8/15/23	Netherlands	175,000	176,295
Media 5.3%
21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	250,000	312,752
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	170,000	171,767
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	430,000	440,882
			925,401
Metals & Mining 1.3%
[a] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	225,000	221,132
Multiline Retail 0.9%
Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	150,000	147,618
Oil, Gas & Consumable Fuels 11.9%
Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	195,000	202,082
Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	525,174
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	205,000	194,334
Energy Transfer Operating LP, senior bond, 6.50%, 2/01/42	United States	200,000	200,198
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	270,000	271,946
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	185,000	177,288
Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	495,426
			2,066,448
Road & Rail 1.3%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	235,000	230,273
Software 2.6%
Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	430,000	457,156
Specialty Retail 3.8%
[a] Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	190,000	178,946

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	500,000	484,788
			663,734
Technology Hardware, Storage & Peripherals 2.0%
[a] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
4.42%, 6/15/21	United States	345,000	344,629
Tobacco 1.1%
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	205,000	191,068
Transportation Infrastructure 1.0%
[a] Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	200,000	176,752
Total Investments before Short Term Investments (Cost $17,028,064)			16,452,456
Short Term Investments 3.6%
U.S. Government & Agency Securities (Cost $619,963) 3.6%
[c] FHLB, 1/02/19	United States	620,000	619,963
Total Investments (Cost $17,648,027) 98.5%			17,072,419
Other Assets, less Liabilities 1.5%			258,849
Net Assets 100.0%			$17,331,268

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $3,221,070, representing 18.6% of net assets.
[b]	Perpetual security with no stated maturity date.
[c]	The security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty Municipal Bond ETF	Principal Amount	Value
Municipal Bonds 98.9%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	$150,000	$157,326
Arizona 3.3%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	117,255
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	125,023
		242,278
California 8.9%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	97,767
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	107,154
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	108,817
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	108,243
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000	116,113
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	116,630
		654,724
Colorado 7.6%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/42	100,000	114,190
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	117,482
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	107,490
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	100,000	105,002
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	110,195
		554,359
Connecticut 1.5%
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	110,411
Florida 1.6%
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	116,365
Kansas 1.4%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	102,479
Louisiana 1.5%
Louisiana GO, Series B, 4.00%, 10/01/34	100,000	106,056
Maine 1.6%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	118,559
Maryland 1.3%
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	97,902
Massachusetts 1.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	116,447
Minnesota 6.7%
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	150,000	142,943
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	112,308
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	118,346

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	114,331
		487,928
Missouri 1.3%
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	96,846
Montana 1.6%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	116,596
Nevada 1.6%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	116,012
New Hampshire 1.6%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	119,618

New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	101,438
New York 7.5%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	118,375
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	105,120
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	115,927
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	95,838
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	100,000	117,553
		552,813
North Carolina 2.9%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	106,528
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	107,846
		214,374
Ohio 9.6%
Columbus GO, Series A, 3.00%, 4/01/28	100,000	102,649
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	49,094
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	107,011
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%,
10/01/30	100,000	116,281
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	107,349
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S,
5.00%, 5/01/23	100,000	112,818
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	112,729
		707,931
Oregon 4.9%
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	100,000	96,680
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	117,539
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	146,238
		360,457
Pennsylvania 1.7%
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	121,780
Tennessee 7.7%
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	120,806
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	100,233
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	110,529
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	116,037

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	116,418
		564,023
Texas 5.9%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	107,638
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	98,911
Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%,
5/15/33	100,000	116,630
Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A,
4.00%, 10/15/33	100,000	107,109
		430,288
Utah 2.8%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	107,921
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	98,954
		206,875
Virginia 1.6%
Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing
Program, Series A, 5.00%, 9/01/32	100,000	119,911

Washington 6.3%
King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	119,458
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	106,162
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	119,906
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	100,000	117,855
		463,381
Wisconsin 1.4%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	104,578

Total Investments (Cost $7,340,723) 98.9%		7,261,755

Other Assets, less Liabilities 1.1%		79,719
Net Assets 100.0%		$7,341,474

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
GO	-	General Obligation
MTA	-	Metropolitan Transit Authority
RDA	-	Redevelopment Agency/Authority
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
[a] Senior Floating Rate Interests 72.5%
Airlines 1.7%
American Airlines, Inc., 2018 Replacement Term Loans, 4.256%, (1-month
USD LIBOR + 1.75%), 6/27/25	United States	$980,000	$926,253

Application Software 2.0%
SS&C Technologies Holdings Europe S.A.R.L., Term B-4 Loans, 4.772%,
(1-month USD LIBOR + 2.25%), 4/16/25	Luxembourg	243,229	231,220
SS&C Technologies Inc., Term B-3 Loans, 4.772%, (1-month USD LIBOR
+ 2.25%), 4/16/25	United States	641,235	608,715
WMG Acquisition Corp, Term B-5 Loans, 4.772%, (1-month USD LIBOR +
2.25%), 4/16/25	United States	299,246	283,816
			1,123,751
Broadcasting 2.0%
[b,c] Gray Television Inc., Term Loan C, TBD, 11/02/25	United States	300,000	290,518
Sinclair Television Group Inc., Tranche B Term Loans, 4.78%, (1-month
USD LIBOR + 2.25%), 1/03/24	United States	833,620	796,455
			1,086,973
Cable & Satellite 4.5%
Charter Communications Operating LLC, Term B Loan, 4.53%, (1-month
USD LIBOR + 2.00%), 4/30/25	United States	1,143,853	1,099,815
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.705%, (1-
month USD LIBOR + 2.25%), 7/17/25	United States	1,486,263	1,404,518
			2,504,333
Casinos & Gaming 5.9%
Aristocrat Technologies Inc., Term B-3 Loans, 4.219%, (3-month USD
LIBOR + 1.75%), 10/19/24	Australia	1,219,362	1,169,063
Caesars Resort Collection LLC, Term B Loans, 5.272%, (1-month USD
LIBOR + 2.75%), 12/22/24	United States	1,402,248	1,346,159
Las Vegas Sands LLC, Term B Loans, 4.272%, (1-month USD LIBOR +
1.75%), 3/27/25	United States	825,321	789,729
			3,304,951
Catalog Retail 2.1%
Harbor Freight Tools USA Inc., Refinancing Loans, 5.022%, (1-month USD
LIBOR + 2.50%), 8/18/23	United States	1,260,770	1,194,054

Data Processing & Outsourced Services 3.4%
First Data Corp., 2022D New Dollar Term Loan, 4.504%, (1-month USD
LIBOR + 2.00%), 7/08/22	United States	764,652	735,341
Global Payments Inc., Term B-4 Loan, 4.272%, (1-month USD LIBOR +
1.75%), 10/17/25	United States	1,190,000	1,139,425
			1,874,766
Diversified Support Services 4.4%
Aramark Services Inc., U.S. Term B-3 Loan, 4.272%, (1-month USD LIBOR
+ 1.75%), 3/11/25	United States	997,750	968,640

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Asurion LLC, Replacement B-6 Term Loans, 5.522%, (1-month USD LIBOR
+ 3.00%), 11/03/23	United States	1,550,905	1,489,516
			2,458,156
Food Distributors 1.9%
US Foods Inc., First Lien Term Loan, 4.522%, (1-month USD LIBOR +
2.00%), 6/27/23	United States	1,109,990	1,055,415
Health Care Distributors 0.6%
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B,
5.553%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	390,804	358,982
Health Care Facilities 1.7%
HCA Inc., Term Loan B11, 4.272%, (1-month USD LIBOR + 1.75%),
3/18/23	United States	954,994	934,104
Health Care Services 2.7%
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.754%, (1-month
USD LIBOR + 4.25%), 3/14/25	United States	1,600,395	1,508,817
Hotels, Resorts & Cruise Lines 1.9%
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.256%, (1-month
USD LIBOR + 1.75%), 10/25/23	United States	1,085,592	1,047,597
Independent Power Producers & Energy Traders 1.3%
NRG Energy Inc., Term Loan B, 4.272%, (3-month USD LIBOR + 1.75%),
6/30/23	United States	774,046	746,847
Internet Services & Infrastructure 3.8%
Go Daddy Operating Company LLC, Tranche B-1 Term Loans, 4.772%, (1-
month USD LIBOR + 2.25%), 2/15/24	United States	1,472,627	1,411,881
Rackspace Hosting Inc., Term B Loans, 5.582%, (3-month USD LIBOR +
3.00%), 11/03/23	United States	803,879	709,022
			2,120,903
Metal & Glass Containers 2.2%
Berry Global Inc., Term Loan Q, 4.387%, (1-month USD LIBOR + 2.00%),
10/01/22	United States	1,227,840	1,197,911
Packaged Foods & Meats 5.0%
JBS USA LUX SA, New Initial Term Loans, 5.301%, (3-month USD LIBOR
+ 2.50%), 10/30/22	United States	1,531,658	1,476,613
Post Holdings Inc., Series A Incremental Term Loans, 4.51%, (1-month
USD LIBOR + 2.00%), 5/24/24	United States	1,345,777	1,303,722
			2,780,335
Paper Packaging 2.2%
Reynolds Group Holdings Inc., US Term Loans, 5.272%, (1-month USD
LIBOR + 2.75%), 2/05/23	United States	1,275,224	1,221,027
Pharmaceuticals 7.3%
Bausch Health Companies Inc., Initial Term Loans, 5.379%, (1-month USD
LIBOR + 3.00%), 6/02/25	Canada	1,430,176	1,372,969
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.813%, (1-month USD LIBOR + 4.25%), 4/29/24	Luxembourg	1,570,472	1,484,097

		FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.669%, (1-
week USD LIBOR + 2.25%), 1/31/25	United States	1,223,251	1,175,850
			4,032,916
Research & Consulting Services 1.4%
Nielsen Finance LLC, Class B-4 Term Loans, 4.387%, (1-month USD
LIBOR + 2.00%), 10/04/23	United States	776,061	753,749
Restaurants 1.5%
[b,c] 1011778 BC ULC, Term B Loan, TBD, 2/16/24	Canada	880,000	839,659
Security & Alarm Services 2.2%
Prime Security Services Borrower LLC, Term B-1 Loans, 5.272%, (1-month
USD LIBOR + 2.75%), 5/02/22	United States	1,253,282	1,204,717
Specialized Consumer Services 0.5%
Sabre GLBL Inc., 2018 Other Term B Loans, 4.522%, (1-month USD
LIBOR + 2.00%), 2/22/24	United States	267,970	258,524
Specialized Finance 1.6%
Trans Union LLC, 2017 Replacement Term A-2 Loan, 4.272%, (1-month
USD LIBOR + 1.75%), 8/09/22	United States	930,810	912,193
Specialty Chemicals 1.9%
Axalta Coating Systems US Holdings Inc., Term B-3 Dollar Loan, 4.553%,
(3-month USD LIBOR + 1.75%), 6/01/24	Netherlands	1,123,919	1,063,040
Specialty Stores 2.6%
Michaels Stores Inc., 2018 New Replacement Term B Loan, 5.008%, (1-
month USD LIBOR + 2.50%), 1/30/23	United States	1,485,450	1,427,269
Technology Hardware, Storage & Peripherals 2.0%
Western Digital Corp., US Term B-4 Loan, 4.256%, (1-month USD LIBOR +
1.75%)(1-month USD LIBOR + 1.75%), 4/29/23	United States	1,183,269	1,131,995
Trading Companies & Distributors 2.2%
Univar USA Inc., Term B-3 Loans, 4.772%, (1-month USD LIBOR +
2.25%), 7/01/24	United States	1,275,108	1,221,872

Total Floating Rate Loans (Cost $42,105,870)			40,291,109
Asset-Backed Securities 17.3%
[d,e] AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 4.67%, 1/15/32	United States	1,000,000	967,944
[d,e] Atrium XV, 15A, C, 144A, 4.975%, 1/23/31	United States	1,000,000	952,679
BlueMountain CLO Ltd.,
[d,e] 2012-2A, CR2, 144A, 4.644%, 4.645%, 11/20/28	United States	1,000,000	965,314
[d,e] 2018-3A, C, 144A, 4.636%, 4.636%, 10/25/30	United States	1,000,000	961,854
[d,e] Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, 4.636%, 10/15/30	United States	1,000,000	959,820
[d,e] Harbor Park CLO Ltd., 1A, C, 144A, 4.938%, 1/20/31	United States	1,000,000	935,435
[d,e] LCM XVIII LP, 2018A, CR, 144A, 4.319%, 4/20/31	United States	1,000,000	935,538
[d,e] Octagon Investment Partners 38, 2018-1A, A3A, 144A, 3.857%, 7/20/30	United States	1,016,000	997,559
[d,e] Octagon Loan Funding Ltd., 2014-1A, CRR, 144A, 4.84%, 11/18/31	United States	1,000,000	978,678
[d,e] Voya CLO Ltd., 2016-3A, BR, 144A, 4.671%, 10/18/31	United States	1,000,000	974,487
Total Asset-Backed Securities (Cost $10,015,923)			9,629,308
Total Investments before Short Term Investments (Cost $52,121,793)			49,920,417
Short Term Investments 8.6%
U.S. Government & Agency Securities (Cost $4,799,713) 8.6%
[f] FHLB,1/02/19	United States	4,800,000	4,799,713
Total Investments (Cost $56,921,506) 98.4%			54,720,130
Other Assets, less Liabilities 1.6%			908,578
Net Assets 100.0%			$55,628,708

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $9,629,308, representing 17.3% of net assets.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FHLB	-	Federal Home Loan Bank
TBD	-	To be determined

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.7%
Communication Services 6.7%
[a] Charter Communications Inc., A	533	$151,889
Comcast Corp., A	4,512	153,634
TELUS Corp.	4,686	155,294
The Walt Disney Co.	1,453	159,321
Verizon Communications Inc.	2,842	159,777
		779,915
Consumer Discretionary 10.4%
Lowe's Cos. Inc.	1,863	172,067
Marriott International Inc., A	1,582	171,742
McDonald's Corp.	939	166,738
NIKE Inc., B	2,440	180,902
Ross Stores Inc.	2,145	178,464
The Home Depot Inc.	1,004	172,507
Yum! Brands Inc.	1,868	171,706
		1,214,126
Consumer Staples 7.3%
Mondelez International Inc., A	4,151	166,164
PepsiCo Inc.	1,562	172,570
The Coca-Cola Co.	3,612	171,028
The Procter & Gamble Co.	1,873	172,166
Walmart Inc.	1,898	176,799
		858,727
Energy 5.1%
Chevron Corp.	1,140	124,021
EOG Resources Inc.	1,322	115,292
Exxon Mobil Corp.	1,737	118,446
Occidental Petroleum Corp.	1,975	121,225
Schlumberger Ltd.	3,254	117,404
		596,388
Financials 13.4%
Aflac Inc.	2,959	134,812
Arthur J. Gallagher & Co.	1,774	130,744
BB&T Corp.	3,005	130,177
Chubb Ltd.	1,027	132,668
Intercontinental Exchange Inc.	1,733	130,547
JPMorgan Chase & Co.	1,337	130,518
S&P Global Inc.	779	132,383
The Progressive Corp.	2,137	128,925
The Travelers Cos. Inc.	1,092	130,767
U.S. Bancorp	2,815	128,645
W.R. Berkley Corp.	1,780	131,560
Wells Fargo & Co.	2,849	131,282
		1,573,028
Health Care 15.7%
Abbott Laboratories	2,387	172,652
Baxter International Inc.	2,572	169,289
Becton Dickinson and Co.	741	166,962
Danaher Corp.	1,636	168,704
Johnson & Johnson	1,291	166,604
Medtronic PLC	1,805	164,183
Merck & Co. Inc.	2,233	170,624
Pfizer Inc.	3,928	171,457
Quest Diagnostics Inc.	1,959	163,126
Stryker Corp.	1,042	163,333

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

UnitedHealth Group Inc.	658	163,921
		1,840,855
Industrials 9.3%
Fortive Corp.	1,667	112,789
General Dynamics Corp.	698	109,733
Honeywell International Inc.	833	110,056
Illinois Tool Works Inc.	883	111,867
Lockheed Martin Corp.	405	106,045
Raytheon Co.	684	104,892
Republic Services Inc.	1,527	110,082
Roper Technologies Inc.	412	109,806
United Technologies Corp.	975	103,818
[a] Verisk Analytics Inc.	1,007	109,803
		1,088,891
Information Technology 21.8%
Accenture PLC, A	1,059	149,330
[a] Alphabet Inc., A	153	159,879
Amphenol Corp., A	2,008	162,688
Analog Devices Inc.	1,911	164,021
Apple Inc.	994	156,793
Automatic Data Processing Inc.	1,227	160,884
Cisco Systems Inc.	3,708	160,668
[a] Fiserv Inc.	2,189	160,870
Intuit Inc.	818	161,023
Mastercard Inc., A	855	161,296
Microsoft Corp.	1,542	156,621
Oracle Corp.	3,444	155,497
[a] Synopsys Inc.	1,901	160,140
Texas Instruments Inc.	1,767	166,981
Total System Services Inc.	1,969	160,060
Visa Inc., A	1,218	160,703
		2,557,454
Materials 2.9%
Air Products and Chemicals Inc.	736	117,797
Ecolab Inc.	769	113,312
Linde PLC	727	113,441
		344,550
Real Estate 3.7%
Alexandria Real Estate Equities Inc.	945	108,902
American Tower Corp.	697	110,258
Equity Residential	1,662	109,709
UDR Inc.	2,753	109,074
		437,943
Utilities 3.4%
Consolidated Edison Inc.	1,296	99,092
Dominion Energy Inc.	1,401	100,115
Duke Energy Corp.	1,190	102,697
Xcel Energy Inc.	2,039	100,462
		402,366
Total Investments (Cost $11,196,453) 99.7%		11,694,243

Other Assets, less Liabilities 0.3%		40,688
Net Assets 100.0%		$11,734,931

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 96.5%
Brazil 3.0%
BB Seguridade Participacoes SA	Insurance	384,000	$2,733,551
Cielo SA	IT Services	652,800	1,497,360
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	153,600	1,248,378
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	124,800	1,063,251
IRB Brasil Resseguros SA	Insurance	48,000	1,033,627
M. Dias Branco SA	Food Products	48,000	530,065
			8,106,232
Chile 0.9%
Aguas Andinas SA, A	Water Utilities	1,332,960	733,167
Compania Cervecerias Unidas SA	Beverages	39,552	508,112
Enel Chile SA	Electric Utilities	12,906,192	1,245,429
			2,486,708
China 14.1%
Agricultural Bank of China Ltd., H	Banks	6,096,000	2,670,628
Anhui Conch Cement Co. Ltd., A	Construction Materials	24,000	102,352
Anhui Conch Cement Co. Ltd., H	Construction Materials	312,000	1,514,302
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	528,000	2,532,318
Bank of Communications Co. Ltd., A	Banks	182,400	153,822
Bank of Communications Co. Ltd., H	Banks	3,360,000	2,622,133
Bank of Guiyang Co. Ltd.	Banks	9,600	14,933
China Cinda Asset Management Co. Ltd., H	Capital Markets	2,304,000	559,127
China CITIC Bank Corp. Ltd., A	Banks	24,000	19,051
China CITIC Bank Corp. Ltd., H	Banks	4,176,000	2,538,878
China Conch Venture Holdings Ltd.	Machinery	408,000	1,214,200
China Everbright Bank Co. Ltd., H	Banks	1,344,000	581,933
China Medical System Holdings Ltd.	Pharmaceuticals	528,000	490,953
China Minsheng Banking Corp. Ltd., H	Banks	2,520,000	1,738,075
China Mobile Ltd.	Wireless Telecommunication Services	288,000	2,771,724
China Oriental Group Co. Ltd.	Metals & Mining	384,000	228,555
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	43,200	31,775
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	3,168,000	2,261,889
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	14,400	37,669
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,128,000	2,472,297
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	62,400	144,328
Dali Foods Group Co. Ltd.	Food Products	816,000	603,452
Daqin Railway Co. Ltd., A	Road & Rail	62,400	74,800
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,728,000	1,567,027
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	9,600	23,365
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	67,200	51,288
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	9,600	96,200
Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,632,000	1,627,967
Heilan Home Co. Ltd., A	Textiles, Apparel & Luxury Goods	14,400	17,786
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	14,400	49,477
Huayu Automotive Systems Co. Ltd.	Auto Components	9,600	25,728
Industrial Bank Co. Ltd., A	Banks	91,200	198,454
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	576,000	803,377
Longfor Group Holdings Ltd.	Real Estate Management & Development	768,000	2,295,363
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	24,000	12,095
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	480,000	211,512
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	672,000	622,274
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	28,800	31,209
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	4,800	35,488
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	4,800	14,605
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	225,600	2,557,300
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,824,000	319,168

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	28,800	20,932
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	2,208,000	967,314
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology
Co. Ltd.	Entertainment	4,800	6,600
[a] YY Inc., ADR	Interactive Media & Services	20,544	1,229,764
			38,163,487
Czech Republic 0.3%
Moneta Money Bank AS	Banks	263,328	847,970

Egypt 0.3%
Eastern Tobacco	Tobacco	492,096	446,511
ElSewedy Electric Co.	Electrical Equipment	431,088	432,291
			878,802
Hong Kong 0.4%
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	456,000	376,246
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	768,000	651,334
			1,027,580
Hungary 0.7%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	184,608	2,024,827

India 13.0%
Bajaj Auto Ltd.	Automobiles	41,328	1,610,232
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	411,168	2,136,377
Britannia Industries Ltd.	Food Products	15,648	698,271
Coal India Ltd.	Oil, Gas & Consumable Fuels	438,288	1,511,392
Dabur India Ltd.	Personal Products	253,440	1,563,331
Eicher Motors Ltd.	Automobiles	7,248	2,404,236
HCL Technologies Ltd.	IT Services	191,760	2,648,768
Hero Motocorp Ltd.	Automobiles	30,720	1,365,932
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	417,984	1,516,214
Hindustan Unilever Ltd.	Household Products	114,192	2,976,287
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	802,032	1,574,425
Infosys Ltd.	IT Services	301,680	2,847,412
ITC Ltd.	Tobacco	681,216	2,748,184
Marico Ltd.	Personal Products	223,584	1,195,821
Nestle India Ltd.	Food Products	10,704	1,699,524
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	1,728	624,690
Pidilite Industries Ltd.	Chemicals	45,264	718,266
Tata Consultancy Services Ltd.	IT Services	103,008	2,793,086
Tech Mahindra Ltd.	IT Services	242,544	2,512,292
			35,144,740
Indonesia 3.7%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	5,654,400	477,753
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	854,400	255,488
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	6,192,000	1,597,519
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	9,993,600	2,606,120
Surya Citra Media Tbk PT	Media	3,652,800	475,016
Unilever Indonesia Tbk PT	Household Products	955,200	3,015,722
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	825,600	1,570,248
			9,997,866
Malaysia 3.6%
AirAsia Group Bhd.	Airlines	676,800	486,412
British American Tobacco Malaysia Bhd.	Tobacco	110,400	963,879
Digi.com Bhd.	Wireless Telecommunication Services	1,881,600	2,048,929
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	667,200	991,315
Nestle (Malaysia) Bhd.	Food Products	38,400	1,369,670
Petronas Chemicals Group Bhd.	Chemicals	1,219,200	2,740,803
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	96,000	615,608

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Westports Holdings Bhd.	Transportation Infrastructure	556,800	487,747
			9,704,363
Mexico 2.1%
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	175,104	1,421,193
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	752,640	1,191,230
Megacable Holdings SAB de CV	Media	79,392	355,322
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,095,216	2,778,950
			5,746,695
Pakistan 0.2%
MCB Bank Ltd.	Banks	201,600	281,151
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	369,600	340,841
			621,992
Philippines 0.7%
DMCI Holdings Inc.	Industrial Conglomerates	2,078,400	505,124
Globe Telecom Inc.	Wireless Telecommunication Services	16,080	581,002
Manila Electric Co.	Electric Utilities	116,160	839,418
			1,925,544
Poland 0.2%
[a] Jastrzebska Spolka Weglowa SA	Metals & Mining	24,240	433,987

Qatar 2.7%
Barwa Real Estate Co.	Real Estate Management & Development	61,776	677,097
Industries Qatar QSC	Industrial Conglomerates	71,808	2,634,883
Qatar Electricity & Water Co. QSC	Multi-Utilities	21,936	1,114,496
Qatar National Bank SAQ	Banks	51,024	2,732,490
The Commercial Bank PQSC	Banks	742	8,028
			7,166,994
Russia 11.0%
Alrosa PJSC	Metals & Mining	1,782,816	2,534,453
Gazprom PJSC	Oil, Gas & Consumable Fuels	1,177,968	2,606,481
Inter RAO UES PJSC	Electric Utilities	21,143,424	1,182,398
LUKOIL PJSC	Oil, Gas & Consumable Fuels	37,104	2,672,654
Magnitogorsk Iron & Steel Works	Metals & Mining	1,114,944	691,732
MMC Norilsk Nickel PJSC	Metals & Mining	15,216	2,859,943
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	350,256	2,451,792
NLMK PJSC	Metals & Mining	706,656	1,603,543
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	15,264	2,610,144
Polymetal International PLC	Metals & Mining	51,264	540,333
Polyus Gold OJSC	Metals & Mining	11,280	877,880
Rosneft PJSC	Oil, Gas & Consumable Fuels	530,448	3,307,056
Severstal PJSC	Metals & Mining	162,288	2,205,793
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	2,665,200	1,032,694
Tatneft PAO	Oil, Gas & Consumable Fuels	237,840	2,529,852
			29,706,748
South Africa 5.3%
Clicks Group Ltd.	Food & Staples Retailing	97,344	1,295,551
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	126,576	1,213,141
Kumba Iron Ore Ltd.	Metals & Mining	38,256	752,754
Mr. Price Group Ltd.	Specialty Retail	165,264	2,827,927
RMB Holdings Ltd.	Diversified Financial Services	281,088	1,541,734
Telkom SA SOC Ltd.	Diversified Telecommunication Services	132,624	583,509
Tiger Brands Ltd.	Food Products	84,480	1,607,851
Truworths International Ltd.	Specialty Retail	264,528	1,620,084
Vodacom Group Ltd.	Wireless Telecommunication Services	319,776	2,934,337
			14,376,888
South Korea 10.8%
BNK Financial Group Inc.	Banks	130,800	859,261
Coway Co. Ltd.	Household Durables	30,720	2,040,108
DGB Financial Group Inc.	Banks	93,168	693,875
Hana Financial Group Inc.	Banks	78,912	2,563,685

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Hanwha Life Insurance Co. Ltd.	Insurance	138,912	525,371
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	30,096	1,107,224
Industrial Bank of Korea	Banks	142,032	1,788,447
Kangwon Land Inc.	Hotels, Restaurants & Leisure	58,992	1,691,830
KB Financial Group Inc.	Banks	64,896	2,704,485
KT&G Corp.	Tobacco	30,144	2,742,083
Lotte Chemical Corp.	Chemicals	10,224	2,538,132
NCsoft Corp.	Entertainment	4,608	1,926,539
S-1 Corp.	Commercial Services & Supplies	8,928	804,144
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	61,632	2,137,622
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	45,168	2,449,063
SK Telecom Co. Ltd.	Wireless Telecommunication Services	10,800	2,608,532
			29,180,401
Taiwan 13.0%
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	3,360,000	1,344,568
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	325,920	2,385,789
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	288,000	586,550
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	768,000	2,823,438
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	816,000	2,028,253
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	192,000	1,096,268
Formosa Chemicals & Fibre Corp.	Chemicals	768,000	2,623,548
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	672,000	2,383,056
Formosa Plastics Corp.	Chemicals	816,000	2,681,329
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	336,000	835,163
Nan Ya Plastics Corp.	Chemicals	1,056,000	2,593,877
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	624,000	1,116,570
Nien Made Enterprise Co. Ltd.	Household Durables	96,000	737,092
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	288,000	1,330,514
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	96,000	712,106
President Chain Store Corp.	Food & Staples Retailing	267,360	2,705,175
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	768,000	2,661,027
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	384,000	2,817,191
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	432,000	836,256
	Electronic Equipment, Instruments &
Yageo Corp.	Components	76,000	788,756
			35,086,526
Thailand 5.5%
Advanced Info Service PCL	Wireless Telecommunication Services	504,000	2,670,147
Bumrungrad Hospital PCL	Health Care Providers & Services	187,200	1,078,010
Central Pattana PCL	Real Estate Management & Development	715,200	1,641,929
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	249,600	532,776
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	264,000	721,622
PTT Global Chemical PCL, NVDR	Chemicals	1,075,200	2,352,826
PTT PCL	Oil, Gas & Consumable Fuels	1,838,400	2,597,248
Thai Oil PCL	Oil, Gas & Consumable Fuels	590,400	1,201,290
The Siam Cement PCL	Construction Materials	158,400	2,121,081
			14,916,929
Turkey 3.1%
BIM Birlesik Magazalar AS	Food & Staples Retailing	121,248	1,982,852

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	879,360	1,193,440
Ford Otomotiv Sanayi AS	Automobiles	47,280	444,369
Petkim Petrokimya Holding AS	Chemicals	415,104	393,264
TAV Havalimanlari Holding AS	Transportation Infrastructure	99,072	445,460
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	83,376	1,828,978
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	396,000	905,904
Turkiye Halk Bankasi AS	Banks	318,144	419,814
Turkiye Is Bankasi AS, C	Banks	821,376	699,418
			8,313,499
United Arab Emirates 1.9%
Aldar Properties PJSC	Real Estate Management & Development	1,884,432	820,846
Dubai Islamic Bank PJSC	Banks	798,816	1,087,372
Emaar Development PJSC	Real Estate Management & Development	347,808	417,580
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	587,424	2,715,506
			5,041,304
Total Common Stocks (Cost $262,797,697)			260,900,082
Preferred Stocks 2.9%
Brazil 1.8%
[c] Itausa-Investimentos Itau SA, 3.510%, pfd.	Banks	844,800	2,633,086
[c] Telefonica Brasil SA, 8.910%, pfd.	Diversified Telecommunication Services	187,200	2,232,924
			4,866,010
Russia 0.8%
[c] Surgutneftegas PJSC, 3.503%, pfd.	Oil, Gas & Consumable Fuels	2,897,856	1,645,624
[c] Transneft PJSC, 4.432%, pfd.	Oil, Gas & Consumable Fuels	192	473,271
			2,118,895
South Korea 0.3%
[c] LG Chem Ltd., 3.095%, pfd.	Chemicals	3,648	639,169
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 4.702%, pfd.	Peripherals	11,952	340,093
			979,262
Total Preferred Stocks (Cost $7,321,312)			7,964,167
Total Investments (Cost $270,119,009) 99.4%			268,864,249

Other Assets, less Liabilities 0.6%			1,504,673
Net Assets 100.0%			$270,368,922

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2018, the value of this security was $2,610,144, representing 1.0% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	32	$1,546,880	3/15/19	$11,579
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.2%
Australia 11.7%
Amcor Ltd.	Containers & Packaging	11,928	$111,264
Australian Stock Exchange Ltd.	Capital Markets	1,215	51,270
Brambles Ltd.	Commercial Services & Supplies	19,002	135,781
Challenger Ltd.	Diversified Financial Services	5,730	38,282
Commonwealth Bank of Australia	Banks	6,372	324,733
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	564	17,042
Macquarie Group Ltd.	Capital Markets	2,025	154,891
National Australia Bank Ltd.	Banks	18,453	312,691
Telstra Corp. Ltd.	Diversified Telecommunication Services	50,334	100,990
Wesfarmers Ltd.	Food & Staples Retailing	11,028	250,147
Westpac Banking Corp.	Banks	17,328	305,461
			1,802,552
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	1,647	44,471

Canada 8.6%
Bank of Nova Scotia	Banks	6,075	302,683
Canadian Imperial Bank of Commerce	Banks	3,771	280,740
CI Financial Corp.	Capital Markets	4,170	52,759
IGM Financial Inc.	Capital Markets	951	21,606
Royal Bank of Canada	Banks	4,521	309,300
TELUS Corp.	Diversified Telecommunication Services	1,521	50,392
The Toronto-Dominion Bank	Banks	6,009	298,558
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	927	19,520
			1,335,558
China 0.8%
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	9,000	43,165
China Vanke Co. Ltd., A	Real Estate Management & Development	1,200	4,163
China Vanke Co. Ltd., H	Real Estate Management & Development	11,700	39,750
Longfor Group Holdings Ltd.	Real Estate Management & Development	10,500	31,382
			118,460
Denmark 0.3%
Tryg AS	Insurance	1,662	41,728

Finland 2.4%
Elisa OYJ	Diversified Telecommunication Services	1,458	60,135
Kone OYJ, B	Machinery	3,342	159,082
Nokian Renkaat OYJ	Auto Components	1,203	36,883
Sampo OYJ, A	Insurance	2,646	116,181
			372,281
France 2.0%
Sanofi	Pharmaceuticals	3,555	307,474
Germany 2.7%
Deutsche Boerse AG	Capital Markets	2,001	240,067
Hannover Rueck SE	Insurance	573	77,096
Hugo Boss AG	Textiles, Apparel & Luxury Goods	936	57,694
ProSiebenSat.1 Media SE	Media	2,805	49,862
			424,719
Hong Kong 1.0%
Sands China Ltd.	Hotels, Restaurants & Leisure	34,800	152,457
Indonesia 0.7%
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	415,500	108,354
Japan 3.3%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,300	177,911

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Lawson Inc.	Food & Staples Retailing	400	25,338
NTT DoCoMo Inc.	Wireless Telecommunication Services	13,800	310,992
			514,241
Malaysia 0.2%
Nestle (Malaysia) Bhd.	Food Products	900	32,102
Mexico 0.1%
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	15,360	24,311

Norway 0.8%
Telenor ASA	Diversified Telecommunication Services	6,114	118,267

Qatar 1.6%
Qatar National Bank SAQ	Banks	4,668	249,986

Singapore 1.6%
ComfortDelGro Corp. Ltd.	Road & Rail	22,500	35,492
SATS Ltd.	Transportation Infrastructure	7,500	25,642
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	70,200	150,907
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	6,600	14,333
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	2,400	24,563
			250,937
South Africa 3.1%
Absa Group Ltd.	Banks	5,052	56,831
FirstRand Ltd.	Diversified Financial Services	37,380	170,360
Mr. Price Group Ltd.	Specialty Retail	3,168	54,210
Rand Merchant Investment Holdings Ltd.	Insurance	7,998	20,261
RMB Holdings Ltd.	Diversified Financial Services	10,170	55,781
Sanlam Ltd.	Insurance	16,743	92,881
Truworths International Ltd.	Specialty Retail	4,920	30,132
			480,456
Spain 0.5%
Red Electrica Corp. SA	Electric Utilities	3,297	73,476

Sweden 1.9%
Atlas Copco AB	Machinery	4,872	106,234
Hennes & Mauritz AB, B	Specialty Retail	13,038	185,323
			291,557
Switzerland 6.8%
Novartis AG	Pharmaceuticals	3,609	307,669
Roche Holding AG	Pharmaceuticals	1,284	317,028
SGS SA	Professional Services	48	107,608
Zurich Insurance Group AG	Insurance	1,050	312,188
			1,044,493
Taiwan 0.3%
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	17,129
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	1,000	7,418
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	9,000	17,422
			41,969
United Kingdom 8.7%
BAE Systems PLC	Aerospace & Defense	24,447	142,975
BT Group PLC	Diversified Telecommunication Services	72,615	220,201
Direct Line Insurance Group PLC	Insurance	15,555	63,137
Legal & General Group PLC	Insurance	52,071	153,194
Marks & Spencer Group PLC	Multiline Retail	13,092	41,218
Next PLC	Multiline Retail	1,086	55,201
Smiths Group PLC	Industrial Conglomerates	3,072	53,366
Unilever NV, IDR	Personal Products	5,745	311,426

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Unilever PLC	Personal Products	5,847	305,949
			1,346,667
United States 37.8%
Altria Group Inc.	Tobacco	5,754	284,190
Arthur J. Gallagher & Co.	Insurance	1,059	78,048
Clorox Co.	Household Products	1,869	288,088
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,464	146,195
Eli Lilly & Co.	Pharmaceuticals	2,790	322,859
Emerson Electric Co.	Electrical Equipment	4,770	285,008
Garmin Ltd.	Household Durables	1,314	83,203
H&R Block Inc.	Diversified Consumer Services	2,646	67,129
	Semiconductors & Semiconductor
Intel Corp.	Equipment	6,756	317,059
International Business Machines Corp.	IT Services	2,730	310,319
Johnson & Johnson	Pharmaceuticals	2,184	281,845
Kimberly-Clark Corp.	Household Products	2,868	326,780
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	4,548	236,723
Leggett & Platt Inc.	Household Durables	1,281	45,911
Lockheed Martin Corp.	Aerospace & Defense	1,089	285,144
LyondellBasell Industries NV, A	Chemicals	3,501	291,143
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	3,507	178,331
McDonald's Corp.	Hotels, Restaurants & Leisure	1,743	309,505
Merck & Co. Inc.	Pharmaceuticals	4,281	327,111
Paychex Inc.	IT Services	4,212	274,412
Philip Morris International Inc.	Tobacco	3,699	246,945
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	3,165	122,137
Sysco Corp.	Food & Staples Retailing	4,353	272,759
Tapestry Inc.	Textiles, Apparel & Luxury Goods	2,853	96,289
The Gap Inc.	Specialty Retail	1,386	35,703
The Procter & Gamble Co.	Household Products	3,474	319,330
			5,832,166
Total Common Stocks (Cost $15,451,545)			15,008,682
Preferred Stocks (Cost $169,620) 2.0%
Brazil 2.0%
[b] Itau Unibanco Holding SA, 5.972%, pfd.	Banks	34,200	313,256

Total Investments (Cost $15,621,165) 99.2%			15,321,938

Other Assets, less Liabilities 0.8%			118,763
Net Assets 100.0%			$15,440,701

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI All Country World Index	Long	3	$66,795	3/15/19	$(1,613)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Abbreviations

Selected Portfolio

IDR	-	International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 97.6%
Australia 5.4%
AGL Energy Ltd.	Multi-Utilities	762	$11,051
Alumina Ltd.	Metals & Mining	4,815	7,796
Amcor Ltd.	Containers & Packaging	2,577	24,038
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,446	22,233
Aurizon Holdings Ltd.	Road & Rail	4,287	12,917
Bendigo and Adelaide Bank Ltd.	Banks	324	2,461
BHP Group Ltd.	Metals & Mining	5,652	136,201
Bluescope Steel Ltd.	Metals & Mining	906	6,991
Brambles Ltd.	Commercial Services & Supplies	2,949	21,072
Cimic Group Ltd.	Construction & Engineering	219	6,693
Coca-Cola Amatil Ltd.	Beverages	1,329	7,663
Cochlear Ltd.	Health Care Equipment & Supplies	156	19,062
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	777	6,488
CSL Ltd.	Biotechnology	996	129,831
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,385	17,831
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	81	2,318
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	156	4,714
Fortescue Metals Group Ltd.	Metals & Mining	3,855	11,371
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	1,917	14,346
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	4,101	15,417
Harvey Norman Holdings Ltd.	Multiline Retail	2,160	4,805
Macquarie Group Ltd.	Capital Markets	312	23,865
Medibank Private Ltd.	Insurance	7,380	13,353
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	3,789	5,975
National Australia Bank Ltd.	Banks	5,043	85,455
REA Group Ltd.	Interactive Media & Services	102	5,312
Rio Tinto Ltd.	Metals & Mining	849	46,901
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	5,799	15,922
Sonic Healthcare Ltd.	Health Care Providers & Services	825	12,842
South32 Ltd.	Metals & Mining	10,155	23,950
Telstra Corp. Ltd.	Diversified Telecommunication Services	11,322	22,716
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	6,636	12,147
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	180	3,154
Wesfarmers Ltd.	Food & Staples Retailing	2,547	57,773
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	900	19,844
Woolworths Group Ltd.	Food & Staples Retailing	2,832	58,656
			893,164
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	261	11,412

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	144	10,246
Proximus SADP	Diversified Telecommunication Services	384	10,368
			20,614
Brazil 0.3%
Banco Santander Brasil SA	Banks	600	6,610
BB Seguridade Participacoes SA	Insurance	1,980	14,095
Cielo SA	IT Services	3,000	6,881
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	600	4,876
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	386	3,289
Hypera SA	Pharmaceuticals	300	2,338

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

IRB Brasil Resseguros SA	Insurance	210	4,522
Kroton Educacional SA	Diversified Consumer Services	2,400	5,493
M. Dias Branco SA	Food Products	300	3,313
			51,417
Canada 2.5%
BCE Inc.	Diversified Telecommunication Services	330	13,030
Canadian Imperial Bank of Commerce	Banks	804	59,856
Canadian National Railway Co.	Road & Rail	1,515	112,155
CI Financial Corp.	Capital Markets	588	7,439
Constellation Software Inc.	Software	45	28,792
First Capital Realty Inc.	Real Estate Management & Development	336	4,637
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	528	16,020
	Equity Real Estate Investment Trusts
H&R Real Estate Investment Trust	(REITs)	321	4,853
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	435	6,160
Magna International Inc.	Auto Components	870	39,474
Metro Inc., A	Food & Staples Retailing	552	19,133
Power Corp. of Canada	Insurance	300	5,388
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	312	5,437
Rogers Communications Inc., B	Wireless Telecommunication Services	669	34,268
Saputo Inc.	Food Products	507	14,548
	Equity Real Estate Investment Trusts
SmartCentres REIT	(REITs)	138	3,115
Teck Resources Ltd., B	Metals & Mining	774	16,655
TELUS Corp.	Diversified Telecommunication Services	366	12,126
West Fraser Timber Co. Ltd.	Paper & Forest Products	108	5,333
			408,419
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	3,456	1,901
	Independent Power and Renewable
Colbun SA	Electricity Producers	7,131	1,432
Compania Cervecerias Unidas SA	Beverages	210	2,698
Enel Chile SA	Electric Utilities	45,534	4,394
			10,425
China 2.6%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	1,500	8,708
Agricultural Bank of China Ltd., A	Banks	900	472
Agricultural Bank of China Ltd., H	Banks	54,000	23,657
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,279
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,500	7,280
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	9,592
Bank of China Ltd., A	Banks	600	315
Bank of China Ltd., H	Banks	162,000	69,937
Bank of Communications Co. Ltd., A	Banks	100	84
Bank of Communications Co. Ltd., H	Banks	18,000	14,047
China Cinda Asset Management Co. Ltd., H	Capital Markets	15,000	3,640
China CITIC Bank Corp. Ltd., H	Banks	18,000	10,943
China Conch Venture Holdings Ltd.	Machinery	3,000	8,928
China Everbright Bank Co. Ltd., H	Banks	6,000	2,598
China Medical System Holdings Ltd.	Pharmaceuticals	3,000	2,790
China Minsheng Banking Corp. Ltd., H	Banks	12,000	8,277
China Mobile Ltd.	Wireless Telecommunication Services	13,500	129,925
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	30,000	21,419
China Resources Cement Holdings Ltd.	Construction Materials	2,000	1,801
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	7,500	16,438
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	300	694
China Zhongwang Holdings Ltd.	Metals & Mining	1,200	532
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	6,000	3,219
Dali Foods Group Co. Ltd.	Food Products	3,000	2,219

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Daqin Railway Co. Ltd., A	Road & Rail	900	1,079
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	5,441
	Technology Hardware, Storage &
Focus Media Information Technology Co. Ltd.	Peripherals	360	275
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	3,839
Guangdong Investment Ltd.	Water Utilities	6,000	11,603
Guangzhou Automobile Group Co. Ltd., H	Automobiles	7,600	7,581
Longfor Group Holdings Ltd.	Real Estate Management & Development	3,000	8,966
Nexteer Automotive Group Ltd.	Auto Components	1,000	1,425
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	3,000	2,778
SAIC Motor Corp. Ltd.	Automobiles	300	1,165
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	17,003
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	15,000	2,625
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	6,000	2,644
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	6,000	2,629
Yuzhou Properties Co.	Real Estate Management & Development	6,000	2,475
[a] YY Inc., ADR	Interactive Media & Services	87	5,208
			425,530
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	7,752	6,314

Czech Republic 0.0%†
Moneta Money Bank AS	Banks	798	2,570

Denmark 1.4%
Coloplast AS, B	Health Care Equipment & Supplies	309	28,637
Novo Nordisk AS, B	Pharmaceuticals	3,933	179,481
Novozymes AS	Chemicals	336	14,973
Pandora AS	Textiles, Apparel & Luxury Goods	354	14,387
			237,478
Egypt 0.0%†
Eastern Tobacco	Tobacco	1,485	1,347
ElSewedy Electric Co.	Electrical Equipment	1,380	1,384
			2,731
Finland 0.2%
Elisa OYJ	Diversified Telecommunication Services	297	12,250
Nokian Renkaat OYJ	Auto Components	258	7,910
Orion OYJ	Pharmaceuticals	234	8,100
			28,260
France 0.8%
Cie Generale des Etablissements Michelin SCA	Auto Components	345	34,193
	Equity Real Estate Investment Trusts
Covivio	(REITs)	45	4,331
Hermes International	Textiles, Apparel & Luxury Goods	66	36,577
Peugeot SA	Automobiles	1,113	23,723
Societe BIC SA	Commercial Services & Supplies	51	5,198
Societe Generale SA	Banks	738	23,470
			127,492
Germany 0.5%
Aroundtown SA	Real Estate Management & Development	1,200	9,904
Covestro AG	Chemicals	459	22,657
Deutsche Lufthansa AG	Airlines	486	10,945
Hugo Boss AG	Textiles, Apparel & Luxury Goods	165	10,170
ProSiebenSat.1 Media SE	Media	546	9,706
TUI AG	Hotels, Restaurants & Leisure	900	12,901
			76,283
Greece 0.0%†
JUMBO SA	Specialty Retail	195	2,835

Hong Kong 1.1%
CLP Holdings Ltd.	Electric Utilities	3,300	37,302

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	3,000	19,082
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	9,000	12,966
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,100	13,230
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	27,832
Kerry Properties Ltd.	Real Estate Management & Development	1,500	5,125
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,500	4,004
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	1,500	1,238
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	2,544
NWS Holdings Ltd.	Industrial Conglomerates	3,000	6,154
Sands China Ltd.	Hotels, Restaurants & Leisure	6,400	28,038
Swire Properties Ltd.	Real Estate Management & Development	1,200	4,215
[b] WH Group Ltd., Reg S	Food Products	15,000	11,553
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,799
			178,082
Hungary 0.1%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	789	8,654

India 0.4%
Infosys Ltd., ADR	IT Services	7,710	73,399

Indonesia 0.4%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	29,700	2,509
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	6,600	1,974
Gudang Garam Tbk PT	Tobacco	600	3,489
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	24,900	6,424
Indofood CBP Sukses Makmur Tbk PT	Food Products	3,000	2,180
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	114,600	29,885
Surya Citra Media Tbk PT	Media	13,800	1,795
Unilever Indonesia Tbk PT	Household Products	4,500	14,207
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	6,277
			68,740
Israel 0.3%
Bank Leumi Le-Israel BM	Banks	2,514	15,205
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,004	4,888
[a] Check Point Software Technologies Ltd.	Software	258	26,483
Israel Chemicals Ltd.	Chemicals	879	4,987
			51,563
Italy 0.5%
Intesa Sanpaolo SpA	Banks	25,320	56,147
Moncler SpA	Textiles, Apparel & Luxury Goods	327	10,814
[b] Poste Italiane SpA, Reg S	Insurance	954	7,616
			74,577
Japan 5.6%
ABC-Mart Inc.	Specialty Retail	100	5,542
Astellas Pharma Inc.	Pharmaceuticals	4,200	53,651
Bandai Namco Holdings Inc.	Leisure Products	300	13,467
Bridgestone Corp.	Auto Components	1,200	46,331
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,800	49,235
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	180	24,634
Hoya Corp.	Health Care Equipment & Supplies	800	48,234
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	300	9,871
Iida Group Holdings Co. Ltd.	Household Durables	300	5,198
ITOCHU Corp.	Trading Companies & Distributors	2,700	45,945
Japan Airlines Co. Ltd.	Airlines	300	10,639
Japan Post Bank Co. Ltd.	Banks	600	6,617
Japan Tobacco Inc.	Tobacco	2,400	57,236
JFE Holdings Inc.	Metals & Mining	600	9,609
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	5,100	26,807
Kakaku.com Inc.	Interactive Media & Services	300	5,310

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

KAO Corp.	Personal Products	730	54,253
KDDI Corp.	Wireless Telecommunication Services	4,200	100,449
Lawson Inc.	Food & Staples Retailing	100	6,335
Marubeni Corp.	Trading Companies & Distributors	2,400	16,896
Mitsubishi Chemical Holdings Corp.	Chemicals	1,200	9,107
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	4,525
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,500	61,277
Nissan Motor Co. Ltd.	Automobiles	4,800	38,513
NTT DoCoMo Inc.	Wireless Telecommunication Services	3,600	81,128
Oracle Corp. Japan	Software	100	6,380
Pigeon Corp.	Household Products	100	4,284
Shionogi & Co. Ltd.	Pharmaceuticals	300	17,147
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	300	4,214
Subaru Corp.	Automobiles	1,500	32,265
Sumitomo Rubber Industries Ltd.	Auto Components	300	3,555
Taisei Corp.	Construction & Engineering	300	12,865
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	300	34,221
Tosoh Corp.	Chemicals	600	7,831
Zozo Inc.	Internet & Direct Marketing Retail	400	7,328
			920,899
Luxembourg 0.0%†
RTL Group SA	Media	99	5,285

Macau 0.0%†
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	5,236

Malaysia 0.4%
AirAsia Group Bhd.	Airlines	3,300	2,372
British American Tobacco Malaysia Bhd.	Tobacco	600	5,238
Digi.com Bhd.	Wireless Telecommunication Services	8,400	9,147
Fraser & Neave Holdings Bhd.	Beverages	300	2,432
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	3,300	4,903
Nestle (Malaysia) Bhd.	Food Products	200	7,134
Petronas Chemicals Group Bhd.	Chemicals	6,300	14,163
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	600	3,847
Petronas Gas Bhd.	Gas Utilities	600	2,788
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	3,000	4,065
Westports Holdings Bhd.	Transportation Infrastructure	3,900	3,416
			59,505
Mexico 0.3%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	5,742	6,368
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	633	5,137
[a] Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,720	5,888
Megacable Holdings SAB de CV	Media	354	1,584
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	11,502	29,185
			48,162
Netherlands 0.4%
Aegon NV	Insurance	3,393	15,821
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,160	54,508
			70,329
New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,286	11,210
Spark New Zealand Ltd.	Diversified Telecommunication Services	5,682	15,812
			27,022
Norway 0.3%
Mowi ASA	Food Products	1,089	22,977

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Telenor ASA	Diversified Telecommunication Services	1,599	30,930
			53,907
Pakistan 0.0%†
MCB Bank Ltd.	Banks	900	1,255
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,100	1,937
			3,192
Philippines 0.1%
DMCI Holdings Inc.	Industrial Conglomerates	6,900	1,677
Globe Telecom Inc.	Wireless Telecommunication Services	90	3,252
Manila Electric Co.	Electric Utilities	540	3,902
			8,831
Poland 0.0%†
[a] Jastrzebska Spolka Weglowa SA	Metals & Mining	105	1,880
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	1,473	3,921
			5,801
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	585	6,915

Qatar 0.3%
Barwa Real Estate Co.	Real Estate Management & Development	216	2,367
Industries Qatar QSC	Industrial Conglomerates	405	14,861
Qatar Electricity & Water Co. QSC	Multi-Utilities	69	3,506
Qatar Islamic Bank SAQ	Banks	126	5,260
Qatar National Bank SAQ	Banks	462	24,742
The Commercial Bank PQSC	Banks	2	25
			50,761
Russia 2.1%
Alrosa PJSC	Metals & Mining	8,946	12,718
Gazprom PJSC	Oil, Gas & Consumable Fuels	27,477	60,798
Inter RAO UES PJSC	Electric Utilities	63,657	3,560
LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,335	96,162
Magnitogorsk Iron & Steel Works	Metals & Mining	4,797	2,976
MMC Norilsk Nickel PJSC	Metals & Mining	162	30,449
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,380	9,660
NLMK PJSC	Metals & Mining	3,216	7,298
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	192	32,832
Polymetal International PLC	Metals & Mining	321	3,383
Polyus Gold OJSC	Metals & Mining	54	4,203
Rosneft PJSC	Oil, Gas & Consumable Fuels	2,664	16,608
Severstal PJSC	Metals & Mining	702	9,541
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	14,640	5,673
Tatneft PAO	Oil, Gas & Consumable Fuels	4,308	45,823
			341,684
Singapore 0.5%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	4,800	7,959
ComfortDelGro Corp. Ltd.	Road & Rail	5,700	8,991
SATS Ltd.	Transportation Infrastructure	1,500	5,128
Singapore Exchange Ltd.	Capital Markets	2,100	11,016
Singapore Press Holdings Ltd.	Media	2,400	4,138
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,000	7,682
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	17,100	36,786
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,071
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,400	4,952
			89,723
South Africa 0.4%
Capitec Bank Holdings Ltd.	Banks	27	2,098
Clicks Group Ltd.	Food & Staples Retailing	462	6,149
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	627	6,009

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Kumba Iron Ore Ltd.	Metals & Mining	174	3,424
Mr. Price Group Ltd.	Specialty Retail	699	11,961
RMB Holdings Ltd.	Diversified Financial Services	858	4,706
Telkom SA SOC Ltd.	Diversified Telecommunication Services	342	1,505
Tiger Brands Ltd.	Food Products	390	7,423
Truworths International Ltd.	Specialty Retail	1,185	7,257
Vodacom Group Ltd.	Wireless Telecommunication Services	1,383	12,691
			63,223
South Korea 2.5%
BNK Financial Group Inc.	Banks	360	2,365
Coway Co. Ltd.	Household Durables	111	7,372
DB Insurance Co. Ltd.	Insurance	114	7,193
DGB Financial Group Inc.	Banks	318	2,368
Hana Financial Group Inc.	Banks	624	20,272
Hankook Tire Co. Ltd.	Auto Components	189	6,801
Hanwha Life Insurance Co. Ltd.	Insurance	810	3,063
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	141	5,187
Industrial Bank of Korea	Banks	630	7,933
Kangwon Land Inc.	Hotels, Restaurants & Leisure	255	7,313
KB Financial Group Inc.	Banks	783	32,631
Korea Zinc Co. Ltd.	Metals & Mining	12	4,651
KT&G Corp.	Tobacco	285	25,925
Kumho Petrochemical Co. Ltd.	Chemicals	21	1,643
LG Corp.	Industrial Conglomerates	159	9,961
LG Uplus Corp.	Diversified Telecommunication Services	9	142
Lotte Chemical Corp.	Chemicals	42	10,427
NCsoft Corp.	Entertainment	18	7,526
[b] Orange Life Insurance Ltd., Reg S	Insurance	60	1,506
S-1 Corp.	Commercial Services & Supplies	51	4,594
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,936	136,515
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	30	7,232
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,776	96,297
SK Telecom Co. Ltd.	Wireless Telecommunication Services	45	10,869
			419,786
Spain 1.2%
Amadeus IT Group SA, A	IT Services	948	65,933
Banco de Sabadell SA	Banks	7,335	8,389
Enagas SA	Oil, Gas & Consumable Fuels	366	9,878
Endesa SA	Electric Utilities	684	15,740
Industria de Diseno Textil SA	Specialty Retail	2,358	60,245
Red Electrica Corp. SA	Electric Utilities	408	9,092
Repsol SA	Oil, Gas & Consumable Fuels	1,482	23,854
[a] Repsol SA, rts., 1/9/19	Oil, Gas & Consumable Fuels	1,482	678
			193,809
Sweden 0.5%
Boliden AB	Metals & Mining	450	9,744
Hennes & Mauritz AB, B	Specialty Retail	2,259	32,110
Swedish Match AB	Tobacco	378	14,884
Telia Co. AB	Diversified Telecommunication Services	3,915	18,538
			75,276
Switzerland 1.5%
EMS-Chemie Holding AG	Chemicals	15	7,106
Partners Group Holding AG	Capital Markets	45	27,206
Roche Holding AG	Pharmaceuticals	690	170,365
[a] Swiss Life Holding AG	Insurance	66	25,348

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Swisscom AG	Diversified Telecommunication Services	51	24,300
			254,325
Taiwan 2.6%
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	18,000	7,203
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	1,500	10,980
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,015	6,140
China Development Financial Holding Corp.	Banks	15,000	4,743
China Life Insurance Co. Ltd.	Insurance	3,180	2,881
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	33,087
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,457
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	5,710
Formosa Chemicals & Fibre Corp.	Chemicals	6,000	20,497
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	10,639
Formosa Plastics Corp.	Chemicals	6,000	19,716
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	210	21,965
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	3,049	4,027
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	1,000	2,486
Nan Ya Plastics Corp.	Chemicals	9,000	22,107
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	3,000	5,368
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	9,240
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	2,000	4,301
President Chain Store Corp.	Food & Staples Retailing	1,500	15,177
Taiwan Business Bank	Banks	6,000	2,020
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	10,395
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	25,000	183,411
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	3,000	5,807
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	2,760	3,318
	Electronic Equipment, Instruments &
Yageo Corp.	Components	600	6,227
			424,902
Thailand 0.6%
Advanced Info Service PCL	Wireless Telecommunication Services	2,700	14,304
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	6,300	12,432
Bumrungrad Hospital PCL	Health Care Providers & Services	900	5,183
Central Pattana PCL	Real Estate Management & Development	2,100	4,821
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,200	2,561
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	900	2,460
Home Product Center PCL, NVDR	Specialty Retail	9,000	4,202
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,800	6,275
PTT Global Chemical PCL, NVDR	Chemicals	4,500	9,847
PTT PCL	Oil, Gas & Consumable Fuels	16,500	23,311
Thai Oil PCL	Oil, Gas & Consumable Fuels	2,400	4,883
The Siam Cement PCL	Construction Materials	600	8,034
			98,313
Turkey 0.2%
BIM Birlesik Magazalar AS	Food & Staples Retailing	576	9,420
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,903	5,297
Ford Otomotiv Sanayi AS	Automobiles	306	2,876

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Petkim Petrokimya Holding AS	Chemicals	1,548	1,466
TAV Havalimanlari Holding AS	Transportation Infrastructure	423	1,902
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	378	8,292
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	2,148	4,914
Turkiye Garanti Bankasi AS	Banks	2,196	3,286
Turkiye Halk Bankasi AS	Banks	333	439
Turkiye Is Bankasi AS, C	Banks	2,433	2,072
Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates	1,182	1,260
			41,224
United Arab Emirates 0.3%
Abu Dhabi Commercial Bank PJSC	Banks	2,439	5,418
Aldar Properties PJSC	Real Estate Management & Development	5,970	2,600
Dubai Islamic Bank PJSC	Banks	3,438	4,680
Emaar Development PJSC	Real Estate Management & Development	1,470	1,765
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	4,098	18,944
First Abu Dhabi Bank PJSC	Banks	4,068	15,616
			49,023
United Kingdom 8.6%
Admiral Group PLC	Insurance	495	12,905
Anglo American PLC	Metals & Mining	1,671	37,196
AstraZeneca PLC	Pharmaceuticals	2,148	160,667
Auto Trader Group PLC	Interactive Media & Services	1,017	5,891
Barratt Developments PLC	Household Durables	2,751	16,215
BHP Group PLC	Metals & Mining	2,172	45,688
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,575	10,696
BT Group PLC	Diversified Telecommunication Services	20,544	62,299
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,011	22,346
Compass Group PLC	Hotels, Restaurants & Leisure	2,976	62,539
Croda International PLC	Chemicals	258	15,394
Direct Line Insurance Group PLC	Insurance	2,820	11,446
GlaxoSmithKline PLC	Pharmaceuticals	8,466	160,786
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	1,026	4,304
Hargreaves Lansdown PLC	Capital Markets	651	15,330
Imperial Brands PLC	Tobacco	2,229	67,480
International Consolidated Airlines Group SA	Airlines	1,668	13,195
Intertek Group PLC	Professional Services	321	19,624
ITV PLC	Media	9,600	15,265
Kingfisher PLC	Specialty Retail	3,855	10,188
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	720	7,376
Marks & Spencer Group PLC	Multiline Retail	3,825	12,042
Mondi PLC	Paper & Forest Products	654	13,606
Next PLC	Multiline Retail	423	21,501
Persimmon PLC	Household Durables	1,011	24,851
RELX PLC	Professional Services	4,284	88,198
Rio Tinto PLC	Metals & Mining	2,451	116,435
Royal Mail PLC	Air Freight & Logistics	2,358	8,172
SSE PLC	Electric Utilities	2,016	27,768
Taylor Wimpey PLC	Household Durables	8,937	15,508
The Berkeley Group Holdings PLC	Household Durables	324	14,356
Unilever NV, IDR	Personal Products	3,081	167,015
Unilever PLC	Personal Products	2,379	124,483
Whitbread PLC	Hotels, Restaurants & Leisure	339	19,770
			1,430,535
United States 52.2%
Accenture PLC, A	IT Services	1,107	156,098
	Mortgage Real Estate Investment Trusts
AGNC Investment Corp.	(REITs)	822	14,418
Altria Group Inc.	Tobacco	3,108	153,504
American Electric Power Co. Inc.	Electric Utilities	930	69,508

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Amgen Inc.	Biotechnology	873	169,947
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	3,027	29,725
	Technology Hardware, Storage &
Apple Inc.	Peripherals	978	154,270
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	2,001	65,513
AT&T Inc.	Diversified Telecommunication Services	5,844	166,788
Best Buy Co. Inc.	Specialty Retail	573	30,346
[a] Biogen Inc.	Biotechnology	414	124,581
Bristol-Myers Squibb Co.	Pharmaceuticals	2,388	124,128
Broadridge Financial Solutions Inc.	IT Services	246	23,678
[a] Burlington Stores Inc.	Specialty Retail	75	12,200
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	270	22,704
Campbell Soup Co.	Food Products	402	13,262
Carnival Corp.	Hotels, Restaurants & Leisure	780	38,454
Cisco Systems Inc.	Communications Equipment	3,873	167,817
Clorox Co.	Household Products	345	53,178
Cognizant Technology Solutions Corp., A	IT Services	882	55,989
[a] Copart Inc.	Commercial Services & Supplies	312	14,907
Cummins Inc.	Machinery	294	39,290
CVS Health Corp.	Health Care Providers & Services	1,608	105,356
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	282	28,161
Delta Air Lines Inc.	Airlines	363	18,114
Dollar General Corp.	Multiline Retail	561	60,633
Eli Lilly & Co.	Pharmaceuticals	1,518	175,663
Estee Lauder Cos. Inc., A	Personal Products	453	58,935
Everest Re Group Ltd.	Insurance	72	15,679
Expeditors International of Washington Inc.	Air Freight & Logistics	357	24,308
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	195	17,644
[a] F5 Networks Inc.	Communications Equipment	174	28,193
[a] Facebook Inc., A	Interactive Media & Services	1,299	170,286
Fastenal Co.	Trading Companies & Distributors	630	32,943
Ford Motor Co.	Automobiles	6,060	46,359
Garmin Ltd.	Household Durables	309	19,566
General Mills Inc.	Food Products	1,152	44,859
General Motors Co.	Automobiles	2,766	92,523
Gilead Sciences Inc.	Biotechnology	2,574	161,004
H&R Block Inc.	Diversified Consumer Services	528	13,395
Hanesbrands Inc.	Textiles, Apparel & Luxury Goods	513	6,428
Hasbro Inc.	Leisure Products	240	19,500
HollyFrontier Corp.	Oil, Gas & Consumable Fuels	213	10,889
Hormel Foods Corp.	Food Products	717	30,602
Ingredion Inc.	Food Products	144	13,162
	Semiconductors & Semiconductor
Intel Corp.	Equipment	3,645	171,060
International Business Machines Corp.	IT Services	1,476	167,777
Intuit Inc.	Software	624	122,834
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	210	100,573
J.B. Hunt Transport Services Inc.	Road & Rail	159	14,793
Jack Henry & Associates Inc.	IT Services	156	19,737
Johnson & Johnson	Pharmaceuticals	1,152	148,666
Kellogg Co.	Food Products	297	16,932
Kimberly-Clark Corp.	Household Products	771	87,848
	Equity Real Estate Investment Trusts
Kimco Realty Corp.	(REITs)	462	6,768
	Semiconductors & Semiconductor
KLA-Tencor Corp.	Equipment	372	33,290
Kohl's Corp.	Multiline Retail	390	25,873
L Brands Inc.	Specialty Retail	381	9,780
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	189	25,736
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	861	44,815

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Lear Corp.	Auto Components	156	19,166
Leggett & Platt Inc.	Household Durables	219	7,849
Lockheed Martin Corp.	Aerospace & Defense	537	140,608
Lowe's Cos. Inc.	Specialty Retail	1,620	149,623
[a] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	180	21,890
LyondellBasell Industries NV, A	Chemicals	942	78,337
Macy's Inc.	Multiline Retail	735	21,888
Marsh & McLennan Cos. Inc.	Insurance	939	74,885
Mastercard Inc., A	IT Services	942	177,708
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	594	30,205
[a] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	402	15,244
	Semiconductors & Semiconductor
[a] Micron Technology Inc.	Equipment	2,244	71,202
Microsoft Corp.	Software	1,701	172,771
MSCI Inc.	Capital Markets	192	28,307
	Equity Real Estate Investment Trusts
National Retail Properties Inc.	(REITs)	171	8,295
NIKE Inc., B	Textiles, Apparel & Luxury Goods	2,085	154,582
Nordstrom Inc.	Multiline Retail	243	11,326
	Semiconductors & Semiconductor
NVIDIA Corp.	Equipment	835	111,472
[a] NVR Inc.	Household Durables	6	14,622
[a] O'Reilly Automotive Inc.	Specialty Retail	192	66,111
Old Dominion Freight Line Inc.	Road & Rail	90	11,114
Omnicom Group Inc.	Media	456	33,397
Paychex Inc.	IT Services	690	44,953
PepsiCo Inc.	Beverages	1,488	164,394
Pfizer Inc.	Pharmaceuticals	3,984	173,902
Philip Morris International Inc.	Tobacco	2,007	133,987
Public Service Enterprise Group Inc.	Multi-Utilities	927	48,250
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	414	83,798
PulteGroup Inc.	Household Durables	297	7,719
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	84	8,691
Robert Half International Inc.	Professional Services	282	16,130
Rollins Inc.	Commercial Services & Supplies	279	10,072
Ross Stores Inc.	Specialty Retail	1,044	86,861
S&P Global Inc.	Capital Markets	459	78,002
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	777	29,984
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	849	142,624
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	462	30,963
Snap-on Inc.	Machinery	48	6,974
Southwest Airlines Co.	Airlines	285	13,247
Starbucks Corp.	Hotels, Restaurants & Leisure	2,577	165,959
Sysco Corp.	Food & Staples Retailing	1,020	63,913
Tapestry Inc.	Textiles, Apparel & Luxury Goods	594	20,048
Target Corp.	Multiline Retail	1,155	76,334
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	1,776	167,832
The Chemours Co. LLC	Chemicals	210	5,926
The Gap Inc.	Specialty Retail	582	14,992
The Hershey Co.	Food Products	381	40,836
The Home Depot Inc.	Specialty Retail	1,017	174,741
The Kroger Co.	Food & Staples Retailing	1,719	47,272
The Procter & Gamble Co.	Household Products	1,917	176,211
The Progressive Corp.	Insurance	897	54,116
The TJX Cos. Inc.	Specialty Retail	3,333	149,118
The Walt Disney Co.	Media	1,536	168,422
Tractor Supply Co.	Specialty Retail	273	22,779
Tyson Foods Inc.	Food Products	582	31,079

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Ulta Beauty Inc.	Specialty Retail	129	31,584
Union Pacific Corp.	Road & Rail	1,230	170,023
[a] United Therapeutics Corp.	Biotechnology	102	11,108
Valero Energy Corp.	Oil, Gas & Consumable Fuels	879	65,899
	Equity Real Estate Investment Trusts
Ventas Inc.	(REITs)	363	21,268
	Equity Real Estate Investment Trusts
VEREIT Inc.	(REITs)	2,091	14,951
Verizon Communications Inc.	Diversified Telecommunication Services	2,895	162,757
VF Corp.	Textiles, Apparel & Luxury Goods	693	49,439
Viacom Inc., B	Media	561	14,418
W.W. Grainger Inc.	Trading Companies & Distributors	99	27,954
Walgreens Boots Alliance Inc.	Food & Staples Retailing	918	62,727
Walmart Inc.	Food & Staples Retailing	1,833	170,744
WEC Energy Group Inc.	Multi-Utilities	585	40,517
	Technology Hardware, Storage &
Western Digital Corp.	Peripherals	321	11,867
			8,626,976
Total Common Stocks and Other Equity Interests (Cost $16,206,884)			16,134,603
Management Investment Companies (Cost $216,884) 1.4%
India 1.4%
iShares MSCI India ETF	Diversified Financial Services	7,052	235,114

Preferred Stocks 0.6%
Brazil 0.2%
[c] Itausa-Investimentos Itau SA, 3.510%, pfd.	Banks	10,200	31,792
[c] Telefonica Brasil SA, 8.910%, pfd.	Diversified Telecommunication Services	900	10,735
			42,527
Germany 0.1%
[c] Bayerische Motoren Werke AG, 6.473%, pfd.	Automobiles	87	6,176
[c] Porsche Automobil Holding SE, 3.408%, pfd.	Automobiles	225	13,282
			19,458
Russia 0.1%
[c] Surgutneftegas PJSC, 3.503%, pfd.	Oil, Gas & Consumable Fuels	18,615	10,571
[c] Transneft PJSC, 4.432%, pfd.	Oil, Gas & Consumable Fuels	1	2,465
			13,036
South Korea 0.2%
[c] Hyundai Motor Co., 5.769%, pfd.	Automobiles	72	4,530
[c] LG Chem Ltd., 3.095%, pfd.	Chemicals	15	2,628
[c] LG Household & Health Care Ltd., 1.380%, pfd.	Personal Products	3	1,764
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 4.702%, pfd.	Peripherals	792	22,536
			31,458
Total Preferred Stocks (Cost $96,451)			106,479
Total Investments (Cost $16,520,219) 99.6%			16,476,196

Other Assets, less Liabilities 0.4%			60,931
Net Assets 100.0%			$16,537,127

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $53,507, representing 0.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI All Country World Index		Long	1	$22,265	3/15/19	$(618)
*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
IDR	- International Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.3%
Australia 18.8%
AGL Energy Ltd.	Multi-Utilities	1,449	$21,014
Alumina Ltd.	Metals & Mining	4,221	6,835
Amcor Ltd.	Containers & Packaging	2,751	25,661
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,422	21,864
Aurizon Holdings Ltd.	Road & Rail	4,308	12,981
Australian Stock Exchange Ltd.	Capital Markets	369	15,571
Bank of Queensland Ltd.	Banks	393	2,684
Bendigo and Adelaide Bank Ltd.	Banks	708	5,378
BHP Group Ltd.	Metals & Mining	5,475	131,936
Bluescope Steel Ltd.	Metals & Mining	1,098	8,472
Brambles Ltd.	Commercial Services & Supplies	3,945	28,189
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	522	9,364
Challenger Ltd.	Diversified Financial Services	942	6,293
Cimic Group Ltd.	Construction & Engineering	195	5,959
Coca-Cola Amatil Ltd.	Beverages	1,224	7,057
Cochlear Ltd.	Health Care Equipment & Supplies	159	19,429
Commonwealth Bank of Australia	Banks	2,763	140,810
Computershare Ltd.	IT Services	855	10,347
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	813	6,788
CSL Ltd.	Biotechnology	1,080	140,781
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,370	17,719
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	96	2,747
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	132	3,988
Fortescue Metals Group Ltd.	Metals & Mining	4,110	12,124
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	1,734	12,976
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	4,263	16,026
Harvey Norman Holdings Ltd.	Multiline Retail	1,599	3,557
Macquarie Group Ltd.	Capital Markets	312	23,865
Medibank Private Ltd.	Insurance	7,524	13,613
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	7,611	12,002
National Australia Bank Ltd.	Banks	5,313	90,030
REA Group Ltd.	Interactive Media & Services	117	6,094
Rio Tinto Ltd.	Metals & Mining	960	53,033
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	7,896	21,679
Sonic Healthcare Ltd.	Health Care Providers & Services	795	12,375
South32 Ltd.	Metals & Mining	9,963	23,497
Telstra Corp. Ltd.	Diversified Telecommunication Services	12,291	24,661
TPG Telecom Ltd.	Diversified Telecommunication Services	843	3,822
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	7,026	12,860
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	123	2,155
Wesfarmers Ltd.	Food & Staples Retailing	2,754	62,469
Westpac Banking Corp.	Banks	6,972	122,904
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	936	20,638
Woolworths Group Ltd.	Food & Staples Retailing	2,892	59,898
			1,262,145
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	297	12,986

Belgium 0.3%
Colruyt SA	Food & Staples Retailing	141	10,032

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Proximus SADP	Diversified Telecommunication Services	378	10,207
			20,239
Denmark 3.1%
Coloplast AS, B	Health Care Equipment & Supplies	318	29,472
Novo Nordisk AS, B	Pharmaceuticals	3,126	142,653
Novozymes AS	Chemicals	375	16,711
Pandora AS	Textiles, Apparel & Luxury Goods	348	14,143
Tryg AS	Insurance	231	5,800
			208,779
Finland 1.2%
Elisa OYJ	Diversified Telecommunication Services	342	14,106
Kone OYJ, B	Machinery	660	31,416
Nokian Renkaat OYJ	Auto Components	240	7,358
Orion OYJ	Pharmaceuticals	240	8,308
UPM-Kymmene OYJ	Paper & Forest Products	756	19,142
			80,330
France 4.1%
Cie Generale des Etablissements Michelin SCA	Auto Components	366	36,275
	Equity Real Estate Investment Trusts
Covivio	(REITs)	60	5,775
Eutelsat Communications SA	Media	162	3,186
Hermes International	Textiles, Apparel & Luxury Goods	69	38,240
Peugeot SA	Automobiles	1,170	24,937
Renault SA	Automobiles	180	11,225
Sanofi	Pharmaceuticals	1,047	90,556
Societe BIC SA	Commercial Services & Supplies	63	6,420
Societe Generale SA	Banks	777	24,711
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	3	464
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	201	31,111
			272,900
Germany 1.6%
Aroundtown SA	Real Estate Management & Development	1,086	8,963
Continental AG	Auto Components	201	27,745
Covestro AG	Chemicals	507	25,026
Deutsche Lufthansa AG	Airlines	504	11,350
Hugo Boss AG	Textiles, Apparel & Luxury Goods	162	9,986
ProSiebenSat.1 Media SE	Media	618	10,986
TUI AG	Hotels, Restaurants & Leisure	855	12,256
			106,312
Hong Kong 5.5%
AIA Group Ltd.	Insurance	16,200	134,494
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	600	5,782
CK Asset Holdings Ltd.	Real Estate Management & Development	4,500	32,934
CK Infrastructure Holdings Ltd.	Electric Utilities	1,500	11,361
CLP Holdings Ltd.	Electric Utilities	3,600	40,693
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	4,000	25,443
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	9,000	12,966
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,400	15,120
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	27,832
Kerry Properties Ltd.	Real Estate Management & Development	1,500	5,125
NWS Holdings Ltd.	Industrial Conglomerates	3,000	6,154
Sands China Ltd.	Hotels, Restaurants & Leisure	6,000	26,286
Swire Properties Ltd.	Real Estate Management & Development	2,400	8,430
[b] WH Group Ltd., Reg S	Food Products	16,500	12,708

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,799
			370,127
Ireland 0.0%†
[a] Ryanair Holdings PLC	Airlines	206	2,532

Israel 1.0%
Bank Hapoalim BM	Banks	2,001	12,664
Bank Leumi Le-Israel BM	Banks	2,664	16,112
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,790	5,656
[a] Check Point Software Technologies Ltd.	Software	267	27,407
Israel Chemicals Ltd.	Chemicals	699	3,966
Mizrahi Tefahot Bank Ltd.	Banks	270	4,562
			70,367
Italy 1.1%
Intesa Sanpaolo SpA	Banks	25,299	56,100
Moncler SpA	Textiles, Apparel & Luxury Goods	309	10,219
[b] Poste Italiane SpA, Reg S	Insurance	1,065	8,503
			74,822
Japan 21.4%
ABC-Mart Inc.	Specialty Retail	100	5,542
Aisin Seiki Co. Ltd.	Auto Components	300	10,445
Asahi Kasei Corp.	Chemicals	2,400	24,719
Astellas Pharma Inc.	Pharmaceuticals	4,500	57,483
Bandai Namco Holdings Inc.	Leisure Products	300	13,467
Bridgestone Corp.	Auto Components	1,400	54,053
	Technology Hardware, Storage &
CANON Inc.	Peripherals	2,100	57,441
Daicel Corp.	Chemicals	300	3,093
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	185	25,318
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	19,130
	Semiconductors & Semiconductor
Disco Corp.	Equipment	51	5,973
Hoya Corp.	Health Care Equipment & Supplies	900	54,263
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	200	6,581
Iida Group Holdings Co. Ltd.	Household Durables	300	5,198
Isuzu Motors Ltd.	Automobiles	900	12,702
ITOCHU Corp.	Trading Companies & Distributors	2,700	45,945
Japan Airlines Co. Ltd.	Airlines	300	10,639
Japan Post Bank Co. Ltd.	Banks	900	9,926
Japan Tobacco Inc.	Tobacco	2,400	57,236
JFE Holdings Inc.	Metals & Mining	600	9,609
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	5,100	26,807
Kajima Corp.	Construction & Engineering	873	11,760
Kakaku.com Inc.	Interactive Media & Services	300	5,310
KAO Corp.	Personal Products	995	73,948
KDDI Corp.	Wireless Telecommunication Services	4,500	107,624
Koito Manufacturing Co. Ltd.	Auto Components	200	10,354
Kuraray Co. Ltd.	Chemicals	600	8,477
Lawson Inc.	Food & Staples Retailing	100	6,335
Marubeni Corp.	Trading Companies & Distributors	2,400	16,896
McDonald's Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	100	4,247
Mitsubishi Chemical Holdings Corp.	Chemicals	2,400	18,213
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	4,525
Mizuho Financial Group Inc.	Banks	22,800	35,390
MS&AD Insurance Group Holdings Inc.	Insurance	600	17,128
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,500	61,277
Nissan Motor Co. Ltd.	Automobiles	5,100	40,920
NTT DoCoMo Inc.	Wireless Telecommunication Services	3,600	81,128
Obayashi Corp.	Construction & Engineering	1,200	10,872
Oracle Corp. Japan	Software	100	6,380
ORIX Corp.	Diversified Financial Services	1,200	17,560
Park24 Co. Ltd.	Commercial Services & Supplies	300	6,598

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Pigeon Corp.	Household Products	100	4,284
Ryohin Keikaku Co. Ltd.	Multiline Retail	30	7,260
Sekisui House Ltd.	Household Durables	1,200	17,708
Shionogi & Co. Ltd.	Pharmaceuticals	600	34,294
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	300	4,214
Sony Financial Holdings Inc.	Insurance	300	5,619
Subaru Corp.	Automobiles	1,500	32,265
Sumitomo Chemical Co. Ltd.	Chemicals	1,500	7,287
Sumitomo Rubber Industries Ltd.	Auto Components	300	3,555
Sundrug Co. Ltd.	Food & Staples Retailing	100	2,985
Suzuki Motor Corp.	Automobiles	600	30,444
Taisei Corp.	Construction & Engineering	400	17,154
Teijin Ltd.	Chemicals	300	4,804
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	300	34,221
Tosoh Corp.	Chemicals	600	7,831
Toyota Motor Corp.	Automobiles	2,400	140,130
USS Co. Ltd.	Specialty Retail	300	5,056
Yamaha Motor Co. Ltd.	Automobiles	300	5,903
Zozo Inc.	Internet & Direct Marketing Retail	600	10,992
			1,436,518
Luxembourg 0.1%
RTL Group SA	Media	99	5,285

Macau 0.1%
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	5,236

Netherlands 1.1%
Aegon NV	Insurance	3,741	17,444
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,112	53,296
			70,740
New Zealand 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,206	10,513
Spark New Zealand Ltd.	Diversified Telecommunication Services	5,793	16,121
			26,634
Norway 0.9%
Mowi ASA	Food Products	1,080	22,787
Orkla ASA	Food Products	777	6,105
Telenor ASA	Diversified Telecommunication Services	1,722	33,310
			62,202
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	519	6,135

Singapore 1.4%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	5,100	8,456
ComfortDelGro Corp. Ltd.	Road & Rail	5,100	8,045
Jardine Cycle & Carriage Ltd.	Distributors	200	5,187
SATS Ltd.	Transportation Infrastructure	1,500	5,128
Singapore Exchange Ltd.	Capital Markets	2,400	12,590
Singapore Press Holdings Ltd.	Media	1,500	2,586
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,300	8,450
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	18,300	39,339
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,071
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,100	4,677
			97,529
Spain 3.1%
Amadeus IT Group SA, A	IT Services	951	66,141
Banco de Sabadell SA	Banks	8,616	9,854
Enagas SA	Oil, Gas & Consumable Fuels	339	9,150

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Endesa SA	Electric Utilities	723	16,637
Industria de Diseno Textil SA	Specialty Retail	2,457	62,775
Red Electrica Corp. SA	Electric Utilities	912	20,325
Repsol SA	Oil, Gas & Consumable Fuels	1,467	23,612
[a] Repsol SA, rts., 1/9/19	Oil, Gas & Consumable Fuels	1,467	671
			209,165
Sweden 2.0%
Atlas Copco AB	Machinery	717	15,634
Boliden AB	Metals & Mining	504	10,914
Electrolux AB, B	Household Durables	447	9,433
Hennes & Mauritz AB, B	Specialty Retail	2,352	33,431
ICA Gruppen AB	Food & Staples Retailing	153	5,467
Swedbank AB, A	Banks	873	19,472
Swedish Match AB	Tobacco	390	15,357
Telia Co. AB	Diversified Telecommunication Services	4,920	23,296
			133,004
Switzerland 5.3%
EMS-Chemie Holding AG	Chemicals	18	8,527
Geberit AG	Building Products	69	26,759
Kuehne + Nagel International AG	Marine	105	13,458
Partners Group Holding AG	Capital Markets	48	29,020
Roche Holding AG	Pharmaceuticals	555	137,033
[a] Swiss Life Holding AG	Insurance	66	25,347
Swisscom AG	Diversified Telecommunication Services	57	27,158
Zurich Insurance Group AG	Insurance	300	89,197
			356,499
United Kingdom 26.5%
3i Group PLC	Capital Markets	1,785	17,582
Admiral Group PLC	Insurance	618	16,112
Anglo American PLC	Metals & Mining	1,686	37,530
AstraZeneca PLC	Pharmaceuticals	1,722	128,803
Auto Trader Group PLC	Interactive Media & Services	1,170	6,777
Babcock International Group PLC	Commercial Services & Supplies	240	1,496
BAE Systems PLC	Aerospace & Defense	6,399	37,424
Barratt Developments PLC	Household Durables	2,895	17,064
BHP Group PLC	Metals & Mining	2,136	44,930
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,671	11,347
BT Group PLC	Diversified Telecommunication Services	22,197	67,311
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,035	22,877
Centrica PLC	Multi-Utilities	9,954	17,102
Compass Group PLC	Hotels, Restaurants & Leisure	3,180	66,826
Croda International PLC	Chemicals	273	16,289
Diageo PLC	Beverages	3,333	118,645
Direct Line Insurance Group PLC	Insurance	3,297	13,382
easyJet PLC	Airlines	336	4,729
Experian PLC	Professional Services	1,767	42,871
GlaxoSmithKline PLC	Pharmaceuticals	6,855	130,190
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	1,263	5,299
Hargreaves Lansdown PLC	Capital Markets	714	16,814
Imperial Brands PLC	Tobacco	2,304	69,750
International Consolidated Airlines Group SA	Airlines	1,533	12,127
Intertek Group PLC	Professional Services	342	20,907
ITV PLC	Media	10,566	16,801
Kingfisher PLC	Specialty Retail	4,473	11,821
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,464	14,998
Marks & Spencer Group PLC	Multiline Retail	3,984	12,543
Mondi PLC	Paper & Forest Products	792	16,477
Next PLC	Multiline Retail	459	23,331
Pearson PLC	Media	1,101	13,158

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Persimmon PLC	Household Durables	987	24,261
RELX PLC	Professional Services	4,488	92,398
Rio Tinto PLC	Metals & Mining	2,691	127,837
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	4,326	127,134
Royal Mail PLC	Air Freight & Logistics	2,511	8,702
SSE PLC	Electric Utilities	2,205	30,372
Taylor Wimpey PLC	Household Durables	9,474	16,440
The Berkeley Group Holdings PLC	Household Durables	357	15,818
Unilever NV, IDR	Personal Products	2,493	135,141
Unilever PLC	Personal Products	2,493	130,448
Whitbread PLC	Hotels, Restaurants & Leisure	366	21,344
			1,783,208
Total Common Stocks and Other Equity Interests (Cost $7,056,797)			6,673,694
Preferred Stocks 0.4%
Germany 0.4%
[c] Bayerische Motoren Werke AG, 6.473%, pfd.	Automobiles	87	6,176
[c] Fuchs Petrolub SE, 2.529%, pfd.	Chemicals	129	5,306
[c] Porsche Automobil Holding SE, 3.408%, pfd.	Automobiles	222	13,105

Total Preferred Stocks (Cost $27,575)			24,587
Total Investments (Cost $7,084,372) 99.7%			6,698,281

Other Assets, less Liabilities 0.3%			21,411
Net Assets 100.0%			$6,719,692

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $21,211, representing 0.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2018 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	1,929,600	$1,358,988	1/03/19	$—	$(550)
Australian Dollar	BOFA	Sell	1,929,600	1,409,774	1/03/19	51,335	—
Danish Krone	BOFA	Buy	1,482,900	227,135	1/03/19	27	—
Danish Krone	BOFA	Sell	1,482,900	225,724	1/03/19	—	(1,437)
Euro	BOFA	Buy	999,500	1,142,445	1/03/19	133	—
Euro	BOFA	Sell	999,500	1,134,990	1/03/19	—	(7,588)
Great British Pound	BOFA	Buy	700,350	891,683	1/03/19	283	—
Great British Pound	BOFA	Sell	700,350	895,176	1/03/19	3,210	—
Great British Pound	UBSW	Buy	700,350	891,674	1/03/19	292	—
Great British Pound	UBSW	Sell	700,350	895,239	1/03/19	3,274	—
Hong Kong Dollar	MSCO	Buy	2,682,500	342,597	1/03/19	24	—
Hong Kong Dollar	MSCO	Sell	2,682,500	343,090	1/03/19	469	—
Israeli Shekel	BOFA	Buy	181,800	48,649	1/03/19	3	—
Israeli Shekel	BOFA	Sell	181,800	48,850	1/03/19	198	—
New Zealand Dollar	BOFA	Buy	43,400	29,118	1/03/19	—	(17)
New Zealand Dollar	BOFA	Sell	43,400	29,825	1/03/19	723	—
Norwegian Krone	BOFA	Buy	562,500	64,946	1/03/19	14	—
Norwegian Krone	BOFA	Sell	562,500	65,486	1/03/19	526	—

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	BOFA	Buy	144,500	105,992	1/03/19	24	—
Singapore Dollar	BOFA	Sell	144,500	105,381	1/03/19	—	(635)
Swedish Krona	BOFA	Buy	1,390,200	156,657	1/03/19	147	—
Swedish Krona	BOFA	Sell	1,390,200	153,250	1/03/19	—	(3,554)
Swiss Franc	MSCO	Buy	390,700	396,235	1/04/19	93	—
Swiss Franc	MSCO	Sell	390,700	392,403	1/04/19	—	(3,925)
Japanese Yen	BOFA	Buy	176,425,400	1,606,541	1/07/19	1,493	—
Japanese Yen	BOFA	Sell	176,425,400	1,559,012	1/07/19	—	(49,022)
Australian Dollar	BOFA	Sell	1,805,900	1,272,213	2/04/19	11	—
Danish Krone	BOFA	Sell	1,373,800	211,050	2/04/19	2	—
Euro	BOFA	Sell	897,200	1,028,392	2/04/19	22	—
Great British Pound	BOFA	Sell	429,280	547,604	2/04/19	10	—
Great British Pound	HSBK	Sell	429,280	547,573	2/04/19	—	(21)
Great British Pound	UBSW	Sell	429,280	547,587	2/04/19	—	(6)
Hong Kong Dollar	MSCO	Sell	2,586,100	330,567	2/04/19	—	(48)
Israeli Shekel	BOFA	Sell	160,900	43,168	2/04/19	—	—
Japanese Yen	BOFA	Sell	157,775,300	1,441,290	2/04/19	53	—
New Zealand Dollar	BOFA	Sell	39,600	26,570	2/04/19	—	—
Norwegian Krone	BOFA	Sell	534,300	61,796	2/04/19	2	—
Singapore Dollar	BOFA	Sell	134,300	98,599	2/04/19	—	(1)
Swedish Krona	BOFA	Sell	1,188,500	134,403	2/04/19	3	—
Swiss Franc	MSCO	Sell	355,000	361,169	2/04/19	—	—

Total Forward Exchange Contracts	$62,371	$(66,804)
Net unrealized appreciation (depreciation)		$(4,433)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

Counterparty

BOFA	-	Bank of America Corp.
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.7%
Communication Services 4.8%
[a] AMC Networks Inc., A	2,770	$152,018
AT&T Inc.	134,622	3,842,112
Cable One Inc.	100	82,010
Cinemark Holdings Inc.	2,770	99,166
Comcast Corp., A	108,030	3,678,421
John Wiley & Sons Inc., A	1,939	91,075
Match Group Inc.	3,047	130,320
Omnicom Group Inc.	19,113	1,399,836
The Interpublic Group of Cos. Inc.	17,728	365,729
The Walt Disney Co.	36,564	4,009,242
Verizon Communications Inc.	69,804	3,924,381
Viacom Inc., B	17,174	441,372
		18,215,682
Consumer Discretionary 18.3%
Advance Auto Parts Inc.	1,662	261,699
[a] AutoZone Inc.	1,385	1,161,101
Best Buy Co. Inc.	24,930	1,320,293
Carnival Corp.	31,024	1,529,483
Carter's Inc.	4,155	339,131
Choice Hotels International Inc.	3,324	237,932
Darden Restaurants Inc.	13,296	1,327,739
Dick's Sporting Goods Inc.	8,310	259,272
Dollar General Corp.	16,620	1,796,290
Domino's Pizza Inc.	4,155	1,030,398
Foot Locker Inc.	14,127	751,556
Ford Motor Co.	167,862	1,284,144
Garmin Ltd.	12,188	771,744
Gentex Corp.	24,930	503,835
Genuine Parts Co.	14,127	1,356,475
[a] Grand Canyon Education Inc.	2,216	213,046
H&R Block Inc.	23,268	590,309
Hasbro Inc.	11,080	900,250
Kohl's Corp.	18,005	1,194,452
L Brands Inc.	24,930	639,953
Las Vegas Sands Corp.	22,714	1,182,264
Lear Corp.	5,540	680,644
Leggett & Platt Inc.	12,188	436,818
Lowe's Cos. Inc.	44,597	4,118,979
[a] Lululemon Athletica Inc.	9,418	1,145,323
Macy's Inc.	27,977	833,155
McDonald's Corp.	22,437	3,984,138
[a] Michael Kors Holdings Ltd.	16,343	619,727
NIKE Inc., B	55,954	4,148,430
Nordstrom Inc.	11,911	555,172
[a] NVR Inc.	222	541,012
[a] O'Reilly Automotive Inc.	8,310	2,861,382
Penske Automotive Group Inc.	1,662	67,012
Polaris Industries Inc.	6,094	467,288
Pool Corp.	3,324	494,113
Ralph Lauren Corp.	2,216	229,267
Ross Stores Inc.	44,597	3,710,470
Six Flags Entertainment Corp.	3,324	184,914
Starbucks Corp.	63,156	4,067,246
Tapestry Inc.	29,916	1,009,665
Target Corp.	44,874	2,965,723
The Gap Inc.	26,315	677,874
The Home Depot Inc.	23,268	3,997,908
[a] The Michaels Cos. Inc.	8,587	116,268

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

The TJX Cos. Inc.	86,147	3,854,217
Thor Industries Inc.	4,432	230,464
Tiffany & Co.	8,864	713,641
Tractor Supply Co.	12,188	1,016,967
[a] Ulta Beauty Inc.	5,817	1,424,234
[a] Urban Outfitters Inc.	6,925	229,910
VF Corp.	31,855	2,272,536
Williams-Sonoma Inc.	9,141	461,163
Wyndham Destinations Inc.	3,047	109,204
Yum! Brands Inc.	37,395	3,437,348
		70,313,578
Consumer Staples 14.9%
Altria Group Inc.	76,729	3,789,645
Archer-Daniels-Midland Co.	25,484	1,044,079
Brown-Forman Corp., A	5,263	249,571
Casey's General Stores Inc.	3,047	390,443
Church & Dwight Co. Inc.	24,099	1,584,750
Clorox Co.	14,958	2,305,626
Colgate-Palmolive Co.	66,203	3,940,403
Costco Wholesale Corp.	18,282	3,724,226
Estee Lauder Cos. Inc., A	22,160	2,883,016
Flowers Foods Inc.	15,512	286,507
General Mills Inc.	55,400	2,157,276
Hormel Foods Corp.	28,254	1,205,881
Ingredion Inc.	5,817	531,674
Kellogg Co.	6,925	394,794
Kimberly-Clark Corp.	10,249	1,167,771
Lamb Weston Holdings Inc.	11,080	815,045
[a] Monster Beverage Corp.	23,822	1,172,519
Nu Skin Enterprises Inc., A	4,709	288,803
PepsiCo Inc.	34,625	3,825,370
Philip Morris International Inc.	48,752	3,254,683
[a] Sprouts Farmers Market Inc.	6,094	143,270
Sysco Corp.	46,813	2,933,303
The Coca-Cola Co.	83,377	3,947,901
The Hershey Co.	16,066	1,721,954
The J. M. Smucker Co.	5,263	492,038
The Kroger Co.	22,160	609,400
The Procter & Gamble Co.	44,597	4,099,356
Tyson Foods Inc.	25,207	1,346,054
Walgreens Boots Alliance Inc.	39,888	2,725,547
Walmart Inc.	43,212	4,025,198
		57,056,103
Energy 2.1%
Cimarex Energy Co.	2,493	153,694
Exxon Mobil Corp.	52,907	3,607,728
Phillips 66	18,836	1,622,721
Valero Energy Corp.	35,179	2,637,370
		8,021,513
Financials 3.7%
American National Insurance Co.	831	105,736
Assured Guaranty Ltd.	2,770	106,036
Chimera Investment Corp.	16,620	296,168
Erie Indemnity Co., A	2,216	295,415
Evercore Inc.	1,939	138,755
Everest Re Group Ltd.	1,939	422,237
FactSet Research Systems Inc.	3,324	665,232
Invesco Ltd.	10,249	171,568
Lazard Ltd., A	11,911	439,635
MarketAxess Holdings Inc.	3,047	643,861
Marsh & McLennan Cos. Inc.	40,165	3,203,159
Mercury General Corp.	2,770	143,237

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Morningstar Inc.	1,662	182,554
MSCI Inc.	6,648	980,115
Navient Corp.	6,925	61,009
People's United Financial Inc.	29,916	431,688
S&P Global Inc.	18,282	3,106,843
Santander Consumer USA Holdings Inc.	8,864	155,918
SEI Investments Co.	7,479	345,530
The Progressive Corp.	39,334	2,373,020
		14,267,716
Health Care 13.2%
AbbVie Inc.	44,597	4,111,397
Amgen Inc.	20,221	3,936,422
[a] Biogen Inc.	12,742	3,834,323
Bristol-Myers Squibb Co.	77,283	4,017,170
[a] Cerner Corp.	19,944	1,045,863
Chemed Corp.	831	235,406
Eli Lilly & Co.	35,456	4,102,968
Encompass Health Corp.	4,432	273,454
[a] Exelixis Inc.	17,451	343,261
Gilead Sciences Inc.	58,447	3,655,860
HCA Holdings Inc.	11,911	1,482,324
[a] Intuitive Surgical Inc.	7,479	3,581,843
Johnson & Johnson	28,531	3,681,926
Merck & Co. Inc.	53,184	4,063,789
[a] Mettler-Toledo International Inc.	2,216	1,253,325
Pfizer Inc.	91,133	3,977,956
ResMed Inc.	13,296	1,514,016
[a] United Therapeutics Corp.	4,709	512,810
UnitedHealth Group Inc.	14,958	3,726,337
Universal Health Services Inc., B	2,216	258,297
[a] Varian Medical Systems Inc.	8,587	972,993
		50,581,740
Industrials 10.6%
3M Co.	20,221	3,852,909
Alaska Air Group Inc.	12,465	758,495
Allison Transmission Holdings Inc.	3,324	145,957
BWX Technologies Inc.	8,033	307,102
C.H. Robinson Worldwide Inc.	14,958	1,257,818
Cintas Corp.	7,756	1,302,930
Copa Holdings SA	2,216	174,421
[a] Copart Inc.	17,451	833,809
Cummins Inc.	13,296	1,776,878
Delta Air Lines Inc.	52,076	2,598,592
Dun & Bradstreet Corp.	831	118,617
Emerson Electric Co.	56,785	3,392,904
Expeditors International of Washington Inc.	16,343	1,112,795
Fastenal Co.	30,193	1,578,792
Graco Inc.	14,681	614,400
Huntington Ingalls Industries Inc.	3,601	685,306
J.B. Hunt Transport Services Inc.	9,141	850,479
Landstar System Inc.	3,324	318,007
Lockheed Martin Corp.	14,127	3,699,014
MSC Industrial Direct Co. Inc., A	3,601	276,989
Raytheon Co.	20,498	3,143,368
Robert Half International Inc.	13,573	776,376
Rockwell Automation Inc.	12,188	1,834,050
Rollins Inc.	15,789	569,983
Schneider National Inc., B	2,493	46,544
Snap-on Inc.	1,385	201,227
Southwest Airlines Co.	45,705	2,124,368
Toro Co.	11,634	650,108
Union Pacific Corp.	27,423	3,790,681
W.W. Grainger Inc.	5,263	1,486,061

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] WABCO Holdings Inc.	1,385	148,666
Watsco Inc.	2,493	346,876
		40,774,522
Information Technology 19.7%
Accenture PLC, A	25,484	3,593,499
[a] Adobe Inc.	16,620	3,760,109
Amdocs Ltd.	14,127	827,560
Apple Inc.	23,545	3,713,988
Applied Materials Inc.	83,100	2,720,694
[a] Aspen Technology Inc.	1,939	159,347
Automatic Data Processing Inc.	28,531	3,740,985
Broadridge Financial Solutions Inc.	12,188	1,173,095
Cisco Systems Inc.	87,809	3,804,764
Cognizant Technology Solutions Corp., A	25,761	1,635,308
[a] F5 Networks Inc.	6,925	1,122,058
[a] Fortinet Inc.	6,371	448,710
HP Inc.	168,416	3,445,791
Intel Corp.	85,316	4,003,880
International Business Machines Corp.	33,794	3,841,364
Intuit Inc.	19,667	3,871,449
Jack Henry & Associates Inc.	7,756	981,289
KLA-Tencor Corp.	12,465	1,115,493
Lam Research Corp.	11,080	1,508,764
Mastercard Inc., A	21,052	3,971,460
Maxim Integrated Products Inc.	24,930	1,267,690
[a] Micron Technology Inc.	74,513	2,364,297
Microsoft Corp.	37,949	3,854,480
Motorola Solutions Inc.	13,573	1,561,438
NetApp Inc.	19,667	1,173,530
NVIDIA Corp.	25,761	3,439,093
Paychex Inc.	34,902	2,273,865
Skyworks Solutions Inc.	19,667	1,318,082
Texas Instruments Inc.	42,104	3,978,828
[b] Ubiquiti Networks Inc.	831	82,610
[a] VeriSign Inc.	9,695	1,437,672
VMware Inc., A	6,925	949,625
Western Union Co.	21,329	363,873
Xilinx Inc.	25,207	2,146,880
		75,651,570
Materials 2.4%
Avery Dennison Corp.	5,817	522,541
Eastman Chemical Co.	6,094	445,532
Huntsman Corp.	5,817	112,210
Linde PLC	21,883	3,414,623
LyondellBasell Industries NV, A	36,287	3,017,627
NewMarket Corp.	831	342,447
Packaging Corp. of America	5,263	439,250
Sealed Air Corp.	6,925	241,267
Sonoco Products Co.	9,141	485,661
Steel Dynamics Inc.	5,540	166,422
		9,187,580
Real Estate 3.7%
EPR Properties	6,094	390,199
Gaming and Leisure Properties Inc.	15,235	492,243
Kimco Realty Corp.	28,254	413,921
National Retail Properties Inc.	16,343	792,799
OMEGA Healthcare Investors Inc.	20,498	720,505
Public Storage	16,620	3,364,054
Realty Income Corp.	28,808	1,816,056
Senior Housing Properties Trust	22,437	262,962
Simon Property Group Inc.	19,390	3,257,326
Spirit Realty Capital Inc.	9,418	331,984

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

STORE Capital Corp.	15,235	431,303
Ventas Inc.	9,141	535,571
VEREIT Inc.	96,119	687,251
WP Carey Inc.	9,141	597,273
		14,093,447
Utilities 6.3%
Alliant Energy Corp.	18,559	784,118
Ameren Corp.	6,371	415,580
Atmos Energy Corp.	8,864	821,870
Consolidated Edison Inc.	27,146	2,075,583
DTE Energy Co.	16,897	1,863,739
Evergy Inc.	6,648	377,407
Eversource Energy	20,775	1,351,206
Exelon Corp.	90,856	4,097,606
Hawaiian Electric Industries Inc.	9,141	334,743
NextEra Energy Inc.	23,268	4,044,444
OGE Energy Corp.	15,235	597,060
Pinnacle West Capital Corp.	10,526	896,815
PPL Corp.	19,390	549,319
Public Service Enterprise Group Inc.	52,076	2,710,556
The Southern Co.	26,315	1,155,755
UGI Corp.	4,432	236,447
Vectren Corp.	7,479	538,338
WEC Energy Group Inc.	18,559	1,285,396
		24,135,982
Total Investments before Short Term Investments (Cost $406,790,891)		382,299,433
Short Term Investments (Cost $15,260) 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	15,260	15,260

Total Investments (Cost $406,806,151) 99.7%		382,314,693

Other Assets, less Liabilities 0.3%		1,212,613
Net Assets 100.0%		$383,527,306

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at December 31, 2018.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	5	$626,300	3/15/19	$38,097
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.7%
Communication Services 3.4%
[a] AMC Networks Inc., A	228	$12,513
CBS Corp., B	1,290	56,399
Cinemark Holdings Inc.	474	16,969
[a] GCI Liberty Inc.	354	14,571
John Wiley & Sons Inc., A	270	12,682
Match Group Inc.	258	11,035
Omnicom Group Inc.	852	62,400
The Interpublic Group of Cos. Inc.	2,322	47,903
Viacom Inc., B	1,278	32,844
		267,316
Consumer Discretionary 23.6%
[a] AutoZone Inc.	108	90,541
Best Buy Co. Inc.	1,326	70,225
BorgWarner Inc.	798	27,723
[a] Burlington Stores Inc.	366	59,537
Carter's Inc.	270	22,037
Dick's Sporting Goods Inc.	492	15,350
Dollar General Corp.	780	84,302
Domino's Pizza Inc.	264	65,469
Foot Locker Inc.	744	39,581
[a] frontdoor Inc.	258	6,865
Garmin Ltd.	594	37,612
Genuine Parts Co.	834	80,081
[a] Grand Canyon Education Inc.	198	19,036
H&R Block Inc.	1,230	31,205
Hanesbrands Inc.	1,734	21,727
Hasbro Inc.	636	51,675
[a] Hilton Grand Vacations Inc.	408	10,767
Kohl's Corp.	1,110	73,637
L Brands Inc.	1,386	35,579
[a] Lululemon Athletica Inc.	354	43,050
Macy's Inc.	2,088	62,181
[a] Michael Kors Holdings Ltd.	906	34,356
Nordstrom Inc.	786	36,635
[a] NVR Inc.	16	38,992
[a] O'Reilly Automotive Inc.	252	86,771
Penske Automotive Group Inc.	126	5,080
Pool Corp.	282	41,919
Ralph Lauren Corp.	282	29,176
Ross Stores Inc.	996	82,867
[a] ServiceMaster Global Holdings Inc.	474	17,415
Six Flags Entertainment Corp.	402	22,363
[a] Skechers USA. Inc., A	648	14,833
Tapestry Inc.	1,638	55,283
[a] Tempur Sealy International Inc.	204	8,446
The Gap Inc.	1,488	38,331
[a] The Michaels Cos. Inc.	726	9,830
Tiffany & Co.	594	47,823
Tractor Supply Co.	882	73,594
[a] Ulta Beauty Inc.	294	71,983
[a] Urban Outfitters Inc.	390	12,948
VF Corp.	1,068	76,191
Williams-Sonoma Inc.	528	26,638
Wyndham Destinations Inc.	696	24,945
Yum China Holdings Inc.	1,950	65,383
		1,869,982
Consumer Staples 9.3%
Brown-Forman Corp., A	258	12,234

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Brown-Forman Corp., B	1,356	64,518
Campbell Soup Co.	942	31,077
Church & Dwight Co. Inc.	1,290	84,830
Clorox Co.	522	80,461
Coty Inc., A	2,364	15,508
Energizer Holdings Inc.	294	13,274
Flowers Foods Inc.	1,254	23,161
[a] Herbalife Nutrition Ltd.	612	36,077
Kellogg Co.	1,356	77,306
Keurig Dr Pepper Inc.	426	10,923
McCormick & Co. Inc.	576	80,202
Nu Skin Enterprises Inc., A	342	20,975
[a] Sprouts Farmers Market Inc.	762	17,915
The Hershey Co.	804	86,173
The Kroger Co.	2,922	80,355
		734,989
Energy 0.2%
PBF Energy Inc.	498	16,270

Financials 10.1%
Ally Financial Inc.	1,554	35,214
American National Insurance Co.	48	6,107
Annaly Capital Management Inc.	5,412	53,146
[a] Arch Capital Group Ltd.	2,058	54,990
Arthur J. Gallagher & Co.	402	29,627
BGC Partners Inc.	1,182	6,111
[a] Brighthouse Financial Inc.	432	13,167
Cincinnati Financial Corp.	642	49,704
CNA Financial Corp.	162	7,152
[a] Credit Acceptance Corp.	66	25,196
Discover Financial Services	1,212	71,484
Evercore Inc.	144	10,305
Everest Re Group Ltd.	246	53,569
FactSet Research Systems Inc.	198	39,626
First American Financial Corp.	546	24,373
Lazard Ltd., A	642	23,696
Legg Mason Inc.	396	10,102
MarketAxess Holdings Inc.	144	30,429
Mercury General Corp.	144	7,446
Nasdaq Inc.	630	51,389
Navient Corp.	984	8,669
Prosperity Bancshares Inc.	336	20,933
Santander Consumer USA Holdings Inc.	636	11,187
SEI Investments Co.	918	42,412
Torchmark Corp.	528	39,352
Unum Group	1,254	36,842
W.R. Berkley Corp.	492	36,364
		798,592
Health Care 9.5%
[a] Acadia Healthcare Co. Inc.	396	10,181
[a] Align Technology Inc.	318	66,599
[a] Cerner Corp.	1,494	78,345
[a] Edwards Lifesciences Corp.	534	81,793
Encompass Health Corp.	492	30,356
[a] Henry Schein Inc.	846	66,428
[a] IDEXX Laboratories Inc.	426	79,244
[a] Masimo Corp.	180	19,327
[a] Mednax Inc.	498	16,434
[a] Mettler-Toledo International Inc.	138	78,050
[a] Molina Healthcare Inc.	144	16,736
[a] United Therapeutics Corp.	252	27,443
Universal Health Services Inc., B	510	59,445
[a] Varian Medical Systems Inc.	444	50,310

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Waters Corp.	372	70,178
		750,869
Industrials 17.7%
Air Lease Corp.	462	13,957
Allegion PLC	486	38,739
Allison Transmission Holdings Inc.	462	20,286
American Airlines Group Inc.	2,124	68,202
BWX Technologies Inc.	456	17,433
C.H. Robinson Worldwide Inc.	780	65,590
Cintas Corp.	426	71,564
Copa Holdings SA	162	12,751
Cummins Inc.	576	76,977
Donaldson Co. Inc.	666	28,898
Dun & Bradstreet Corp.	228	32,545
Equifax Inc.	570	53,084
Expeditors International of Washington Inc.	930	63,324
Fastenal Co.	1,470	76,866
Fortive Corp.	1,146	77,538
Graco Inc.	966	40,427
Hubbell Inc., B	270	26,822
KAR Auction Services Inc.	552	26,341
Landstar System Inc.	144	13,776
Lennox International Inc.	180	39,395
ManpowerGroup Inc.	366	23,717
MSC Industrial Direct Co. Inc., A	264	20,307
Nielsen Holdings PLC	1,962	45,773
Old Dominion Freight Line Inc.	354	43,715
Robert Half International Inc.	810	46,332
Rockwell Automation Inc.	498	74,939
Rollins Inc.	936	33,790
Schneider National Inc., B	204	3,809
Toro Co.	618	34,534
[a] United Continental Holdings Inc.	552	46,219
W.W. Grainger Inc.	264	74,543
[a] WABCO Holdings Inc.	126	13,525
Watsco Inc.	186	25,880
Xylem Inc.	756	50,440
		1,402,038
Information Technology 13.8%
[a] Aspen Technology Inc.	168	13,806
[a] Black Knight Inc.	582	26,225
Booz Allen Hamilton Holding Corp.	924	41,645
[a] Cadence Design Systems Inc.	1,578	68,611
CDW Corp. of Delaware	852	69,055
[a] F5 Networks Inc.	420	68,053
[a] Fair Isaac Corp.	108	20,196
Genpact Ltd.	702	18,947
Jack Henry & Associates Inc.	450	56,934
Juniper Networks Inc.	1,656	44,563
KLA-Tencor Corp.	810	72,487
Lam Research Corp.	354	48,204
[a] Manhattan Associates Inc.	402	17,033
Monolithic Power Systems	150	17,437
National Instruments Corp.	642	29,134
NetApp Inc.	1,296	77,332
Paychex Inc.	1,236	80,525
Pegasystems Inc.	126	6,027
[a] Red Hat Inc.	486	85,361
[a] Synopsys Inc.	750	63,180
Ubiquiti Networks Inc.	72	7,158
Western Digital Corp.	678	25,066
Western Union Co.	2,322	39,613
Xerox Corp.	702	13,871

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Xilinx Inc.	936	79,719
		1,090,182
Materials 2.0%
Ardagh Group SA	54	598
Avery Dennison Corp.	462	41,501
[a] Crown Holdings Inc.	636	26,439
NewMarket Corp.	36	14,835
RPM International Inc.	690	40,558
Sealed Air Corp.	576	20,068
The Chemours Co. LLC	444	12,530
		156,529
Real Estate 7.0%
Alexandria Real Estate Equities Inc.	510	58,772
Apple Hospitality REIT Inc.	1,122	16,000
Coresite Realty Corp.	150	13,084
EPR Properties	426	27,277
Equity Lifestyle Properties Inc.	306	29,722
Essex Property Trust Inc.	330	80,919
Federal Realty Investment Trust	294	34,704
Highwoods Properties Inc.	528	20,428
Hospitality Properties Trust	882	21,062
Host Hotels & Resorts Inc.	2,502	41,708
Lamar Advertising Co., A	492	34,036
National Retail Properties Inc.	966	46,861
OMEGA Healthcare Investors Inc.	432	15,185
Realogy Holdings Corp.	276	4,052
Realty Income Corp.	1,368	86,239
Retail Properties of America Inc., A	756	8,203
Retail Value Inc.	24	614
Senior Housing Properties Trust	1,536	18,002
		556,868
Utilities 3.1%
Ameren Corp.	570	37,181
Consolidated Edison Inc.	1,080	82,577
Entergy Corp.	912	78,496
PPL Corp.	1,632	46,234
		244,488
Total Investments (Cost $8,181,442) 99.7%		7,888,123

Other Assets, less Liabilities 0.3%		20,711
Net Assets 100.0%		$7,908,834

aNon-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.7%
Communication Services 4.9%
AMC Entertainment Holdings Inc., A	658	$8,080
[a] Cardlytics Inc.	49	531
[a] Care.com Inc.	273	5,272
[a] CarGurus Inc.	637	21,486
Cogent Communications Holdings Inc.	686	31,014
Entravision Communications Corp., A	917	2,668
Gannett Co. Inc.	2,205	18,809
[a] Liberty Latin America Ltd.	1,372	19,990
[a] Liberty Latin America Ltd., A	539	7,805
Marcus Corp.	343	13,549
Meredith Corp.	672	34,904
National CineMedia Inc.	1,260	8,165
New Media Investment Group Inc.	1,316	15,226
[a] Rosetta Stone Inc.	301	4,936
Scholastic Corp.	560	22,546
Sinclair Broadcast Group Inc., A	798	21,019
Spok Holdings Inc.	301	3,991
The New York Times Co., A	2,373	52,894
[a] Travelzoo	56	550
[a] TrueCar Inc.	721	6,532
[a] Vonage Holdings Corp.	3,514	30,677
[a] WideOpenWest Inc.	399	2,845
World Wrestling Entertainment Inc.	658	49,166
[a] Yelp Inc.	1,365	47,761
		430,416
Consumer Discretionary 26.5%
Dine Brands Global Inc.	315	21,212
[a] 1-800-FLOWERS.Com Inc.	504	6,164
Aaron's Inc.	532	22,371
Abercrombie & Fitch Co., A	1,456	29,193
Acushnet Holdings Corp.	539	11,357
[a] Adtalem Global Education Inc.	938	44,386
[a] America's Car-Mart Inc.	112	8,114
American Eagle Outfitters Inc.	3,157	61,025
[a] American Public Education Inc.	252	7,172
[a] Asbury Automotive Group Inc.	406	27,064
[a] Ascena Retail Group Inc.	3,206	8,047
[a] At Home Group Inc.	469	8,752
[a] Barnes & Noble Education Inc.	350	1,404
Barnes & Noble Inc.	1,057	7,494
Bassett Furniture Industries Inc.	189	3,788
Bed Bath & Beyond Inc.	1,918	21,712
[a] Belmond Ltd., A	1,421	35,568
[b] Big 5 Sporting Goods Corp.	413	1,070
Big Lots Inc.	952	27,532
BJ's Restaurants Inc.	378	19,115
Bloomin' Brands Inc.	1,932	34,563
Brinker International Inc.	504	22,166
[b] Buckle Inc.	609	11,778
Caleres Inc.	833	23,182
Callaway Golf Co.	1,127	17,243
[b] Camping World Holdings Inc., A	567	6,503
[a] Career Education Corp.	1,169	13,350
[a] Carrols Restaurant Group Inc.	273	2,686
Chico's FAS Inc.	2,583	14,516
[a] Chuy's Holdings Inc.	357	6,333
Citi Trends Inc.	238	4,853
Cooper Tire & Rubber Co.	777	25,120

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[b] Cracker Barrel Old Country Store Inc.	427	68,260
[a] Crocs Inc.	1,057	27,461
Dana Inc.	1,953	26,619
Dave & Buster's Entertainment Inc.	763	33,999
[a] Deckers Outdoor Corp.	574	73,443
[a] Del Frisco's Restaurant Group Inc.	490	3,504
[a] Denny's Corp.	1,246	20,198
[b] Dillard's Inc., A	196	11,821
[a] Dorman Products Inc.	497	44,740
DSW Inc., A	1,288	31,814
[a,b] Duluth Holdings Inc.	175	4,415
[a] El Pollo Loco Holdings Inc.	364	5,522
Escalade Inc.	189	2,164
Ethan Allen Interiors Inc.	539	9,481
[a] Etsy Inc.	1,449	68,929
[a] Fiesta Restaurant Group Inc.	490	7,600
[a] Five Below Inc.	931	95,260
Flexsteel Industries Inc.	133	2,937
[a] Francesca's Holdings Corp.	658	639
GameStop Corp., A	924	11,661
[a] Genesco Inc.	413	18,296
Group 1 Automotive Inc.	343	18,083
Guess? Inc.	1,113	23,117
Hamilton Beach Brands Holding Co., A	98	2,299
Haverty Furniture Cos. Inc.	427	8,019
[a] Helen of Troy Ltd.	336	44,076
[a] Hibbett Sports Inc.	350	5,005
Hooker Furniture Corp.	175	4,610
International Speedway Corp., A	308	13,509
[a] iRobot Corp.	441	36,929
[a] J. Jill Inc.	287	1,530
Jack in the Box Inc.	504	39,126
Johnson Outdoors Inc., A	91	5,345
[a] K12 Inc.	329	8,156
[a] Kirkland's Inc.	259	2,468
La-Z-Boy Inc.	840	23,276
[a] Lands' End Inc.	126	1,790
LCI Industries	399	26,653
[a] LGI Homes Inc.	231	10,446
Lifetime Brands Inc.	238	2,387
Lithia Motors Inc.	280	21,372
[a] Malibu Boats Inc., A	308	10,718
Marine Products Corp.	140	2,367
[a] Monarch Casino & Resort Inc.	147	5,607
Monro Inc.	567	38,981
Movado Group Inc.	315	9,960
[a] Nautilus Inc.	525	5,723
Nutrisystem Inc.	483	21,194
Office Depot Inc.	9,359	24,146
[a] Ollie's Bargain Outlet Holdings Inc.	924	61,455
Oxford Industries Inc.	357	25,361
Papa John's International Inc.	371	14,770
PetMed Express Inc.	413	9,606
[a] Potbelly Corp.	357	2,874
Red Rock Resorts Inc., A	861	17,487
[a] Regis Corp.	497	8,424
[a] Rent-A-Center Inc.	826	13,373
Rocky Brands Inc.	91	2,366
RTW RetailWinds Inc.	427	1,208
Ruth's Hospitality Group Inc.	518	11,774
[a] Sally Beauty Holdings Inc.	1,757	29,957
Shoe Carnival Inc.	231	7,741
Shutterstock Inc.	231	8,318
Signet Jewelers Ltd.	693	22,017

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] Sleep Number Corp.	651	20,656
Sonic Automotive Inc.	469	6,453
[a] Sonos Inc.	126	1,237
[a] Sportsman's Warehouse Holdings Inc.	728	3,189
[a] Stamps.com Inc.	315	49,027
Standard Motor Products Inc.	392	18,985
Steven Madden Ltd.	1,554	47,024
Strategic Education Inc.	441	50,018
Sturm Ruger & Co. Inc.	308	16,392
Superior Group of Cos. Inc.	161	2,842
Tailored Brands Inc.	945	12,890
Tenneco Inc., A	882	24,158
Texas Roadhouse Inc., A	1,477	88,177
The Cato Corp., A	441	6,293
The Cheesecake Factory Inc.	987	42,944
The Children's Place Inc.	329	29,640
[a] The Container Store Group Inc.	308	1,469
[a] The Habit Restaurants Inc., A	427	4,484
Tile Shop Holdings Inc.	861	4,718
Tilly's Inc., A	329	3,573
[a] Town Sports International Holdings Inc.	182	1,165
Tupperware Brands Corp.	756	23,867
[a] Vera Bradley Inc.	420	3,599
Weyco Group Inc.	126	3,675
Wingstop Inc.	224	14,379
Winmark Corp.	42	6,678
Wolverine World Wide Inc.	1,827	58,263
[a] Zumiez Inc.	322	6,173
		2,329,187
Consumer Staples 6.1%
[b] B&G Foods Inc., A	1,022	29,546
[a] Boston Beer Inc., A	175	42,147
[a] Central Garden & Pet Co.	154	5,305
[a] Central Garden & Pet Co., A	546	17,063
Coca-Cola Bottling Consolidated Inc.	84	14,900
Dean Foods Co.	1,638	6,241
[a] Farmer Brothers Co.	154	3,593
Ingles Markets Inc., A	259	7,050
Inter Parfums Inc.	294	19,278
J & J Snack Foods Corp.	294	42,509
John B. Sanfilippo & Son Inc.	154	8,572
Lancaster Colony Corp.	322	56,949
Medifast Inc.	224	28,004
National Beverage Corp.	231	16,579
[a] Natural Grocers by Vitamin Cottage Inc.	154	2,361
Natural Health Trends Corp.	112	2,071
[a] Natures Sunshine Products Inc.	161	1,312
[a] Performance Food Group Co.	1,687	54,440
PriceSmart Inc.	441	26,063
Sanderson Farms Inc.	329	32,666
[a] Smart & Final Stores Inc.	357	1,692
[a] The Chefs' Warehouse Inc.	343	10,969
Tootsie Roll Industries Inc.	133	4,442
Turning Point Brands Inc.	98	2,668
Universal Corp.	420	22,743
Vector Group Ltd.	1,659	16,142
Village Super Market Inc., A	189	5,054
WD-40 Co.	273	50,030
Weis Markets Inc.	203	9,699
		540,088
Energy 0.4%
[a] CONSOL Mining Corp.	371	11,764
[a] FTS International Inc.	336	2,389

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[b] Liberty Oilfield Services Inc., A	406	5,258
[a] Renewable Energy Group Inc.	434	11,154
[a] SilverBow Resources Inc.	91	2,151
		32,716
Financials 9.2%
1st Source Corp.	266	10,730
Ames National Corp.	154	3,915
Apollo Commercial Finance Inc.	1,792	29,855
Arbor Realty Trust Inc.	833	8,388
Auburn National Bancorp Inc.	28	887
BancFirst Corp.	301	15,020
Banco Latinoamericano de Comercio Exterior SA	266	4,602
Bank of Marin Bancorp	189	7,794
Capitol Federal Financial Inc.	1,876	23,957
Capstead Mortgage Corp.	1,596	10,645
Citizens & Northern Corp.	182	4,810
[a,b] Citizens Inc., A	868	6,527
Cohen & Steers Inc.	371	12,733
Colony Credit Real Estate Inc., A	1,141	18,016
Community Bank System Inc.	875	51,013
Crawford & Co., B	203	1,827
Diamond Hill Investment Group Inc.	56	8,369
Donegal Group Inc.	161	2,197
Dynex Capital Inc.	1,001	5,726
EMC Insurance Group Inc.	154	4,905
[a] Essent Group Ltd.	1,855	63,404
Exantas Capital Corp.	371	3,717
[a] EZCORP Inc., A	476	3,680
FBL Financial Group Inc., A	175	11,489
Federated Investors Inc., B	1,512	40,144
Financial Institutions Inc.	301	7,736
First Bancorp Inc.	154	4,050
First Citizens Bancorp	210	3,658
First Commonwealth Financial Corp.	1,771	21,394
FirstCash Inc.	483	34,945
[a] Genworth Financial Inc., A	4,137	19,278
Greene County Bancorp Inc.	49	1,525
Heritage Commerce Corp.	546	6,192
Heritage Financial Corp.	511	15,187
Horace Mann Educators Corp.	812	30,409
Invesco Mortgage Capital	1,771	25,644
James River Group Holdings Ltd.	371	13,556
Kingstone Cos. Inc.	140	2,477
LCNB Corp.	154	2,333
Macatawa Bancorp	399	3,838
Maiden Holdings Ltd.	1,183	1,952
MBT Financial Corp.	280	2,604
Middlefield Banc Corp.	35	1,485
Midwestone Financial Group Inc.	175	4,345
National Western Life Group Inc., A	49	14,734
Navigators Group Inc.	168	11,674
Nelnet Inc., A	315	16,487
Northfield Bancorp Inc.	777	10,528
Northwest Bancshares Inc.	1,631	27,629
Norwood Financial Corp.	70	2,310
[a] Ocwen Financial Corp.	917	1,229
Ohio Valley Banc Corp.	70	2,477
[a] On Deck Capital Inc.	609	3,593
Penns Woods Bancorp Inc.	77	3,099
People's Utah Bancorp	196	5,909
Premier Financial Bancorp Inc.	238	3,549
Protective Insurance Corp., B	175	2,914
Provident Financial Services Inc.	1,211	29,221

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Pzena Investment Management Inc., A	287	2,483
Ready Capital Corp.	224	3,098
[a] Regional Management Corp.	203	4,882
Silvercrest Asset Management Group Inc., A	147	1,945
Southern Missouri Bancorp Inc.	56	1,898
Stewart Information Services Corp.	294	12,172
Territorial Bancorp Inc.	154	4,001
Tompkins Financial Corp.	217	16,277
TrustCo Bank Corp. NY	1,561	10,708
United Fire Group Inc.	364	20,184
Universal Insurance Holdings Inc.	553	20,970
Value Line Inc.	21	546
West Bancorp	203	3,875
Westwood Holdings Group Inc.	168	5,712
[a] World Acceptance Corp.	98	10,022
		811,084
Health Care 11.3%
[a] AAC Holdings Inc.	238	333
[a] Addus Homecare Corp.	140	9,503
[a] Amedisys Inc.	546	63,942
[a] AMN Healthcare Services Inc.	777	44,025
[a] AngioDynamics Inc.	441	8,877
[a] Aquestive Therapeutics Inc.	35	220
[a] AtriCure Inc.	567	17,350
Atrion Corp.	28	20,750
[a] Biospecifics Technologies Corp.	91	5,515
[a] Cardiovascular Systems Inc.	553	15,755
[a] Community Health Systems Inc.	1,456	4,106
CONMED Corp.	441	28,312
[a] Corcept Therapeutics Inc.	1,960	26,186
[a] CorVel Corp.	140	8,641
[a] Cross Country Healthcare Inc.	427	3,130
[a] Cutera Inc.	266	4,527
[a] Eagle Pharmaceuticals Inc.	133	5,359
[a] Enanta Pharmaceuticals Inc.	245	17,353
[a] Fonar Corp.	91	1,842
[a] Genomic Health Inc.	399	25,700
[a] Glaukos Corp.	280	15,728
[a] Globus Medical Inc., A	1,428	61,804
[a] Haemonetics Corp.	616	61,631
[a] Harvard Bioscience Inc.	441	1,402
[a] Heska Corp.	98	8,438
[a] Inogen Inc.	252	31,291
[a] iRadimed Corp.	42	1,027
LeMaitre Vascular Inc.	287	6,785
[a] LHC Group Inc.	497	46,658
Luminex Corp.	658	15,206
[a] Medidata Solutions Inc.	707	47,666
Meridian Bioscience Inc.	847	14,704
[a] Merit Medical Systems Inc.	847	47,271
[a] Myriad Genetics Inc.	1,092	31,744
National Healthcare Corp.	217	17,024
National Research Corp., A	210	8,009
[a] NextGen Healthcare Inc.	868	13,150
[a] NuVasive Inc.	756	37,467
[a] NxStage Medical Inc.	511	14,625
[a] Orthofix International NV	336	17,637
Patterson Cos. Inc.	1,071	21,056
Phibro Animal Health Corp.	343	11,031
[a] Prestige Consumer Healthcare Inc.	777	23,994
[a] Quorum Health Corp.	259	749
[a] SI-BONE Inc.	70	1,462
Simulations Plus Inc.	182	3,622

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

[a] STAAR Surgical Co.	658	20,997
[a] Supernus Pharmaceuticals Inc.	910	30,230
[a] Tactile Systems Technology Inc.	252	11,479
U.S. Physical Therapy Inc.	189	19,344
Utah Medical Products Inc.	63	5,234
[a] Vanda Pharmaceuticals Inc.	406	10,609
[a] Vocera Communications Inc.	504	19,832
		990,332
Industrials 16.1%
ABM Industries Inc.	1,127	36,188
[a] Advanced Disposal Services Inc.	560	13,406
Aircastle Ltd.	833	14,361
Alamo Group Inc.	147	11,366
Allegiant Travel Co.	217	21,748
Allied Motion Technologies Inc.	98	4,380
Altra Industrial Motion Corp.	679	17,077
Applied Industrial Technologies Inc.	791	42,667
[a] Axon Enterprise Inc.	665	29,094
BG Staffing Inc.	140	2,891
Brady Corp., A	882	38,332
[a] Cimpress NV	385	39,817
CompX International Inc.	28	381
[a] Covenant Transportation Group Inc., A	207	3,974
Deluxe Corp.	987	37,940
Douglas Dynamics Inc.	336	12,059
Ennis Inc.	448	8,624
EnPro Industries Inc.	329	19,773
Essendant Inc.	287	3,610
Exponent Inc.	868	44,016
Forrester Research Inc.	210	9,387
Forward Air Corp.	609	33,404
[a] Foundation Building Materials Inc.	203	1,687
[a] Franklin Covey Co.	168	3,751
[a] General Finance Corp.	119	1,203
Global Brass & Copper Holdings Inc.	322	8,098
Hawaiian Holdings Inc.	826	21,815
Healthcare Services Group Inc.	1,176	47,252
Heartland Express Inc.	378	6,917
Heidrick & Struggles International Inc.	371	11,571
[a] Heritage-Crystal Clean Inc.	273	6,282
Herman Miller Inc.	1,078	32,609
Hillenbrand Inc.	1,071	40,623
HNI Corp.	798	28,273
Hyster-Yale Materials Handling Inc.	168	10,409
ICF International Inc.	364	23,580
Insperity Inc.	777	72,541
Interface Inc.	945	13,466
Kadant Inc.	196	15,966
Kaman Corp., A	455	25,521
Kelly Services Inc., A	560	11,469
Kforce Inc.	504	15,584
Kimball International Inc., B	630	8,940
Knoll Inc.	840	13,843
Korn Ferry	1,008	39,856
[a] Lawson Products Inc.	133	4,203
Lindsay Corp.	175	16,844
LSC Communications Inc.	532	3,724
Maxar Technologies Ltd.	462	5,526
McGrath RentCorp	406	20,901
Miller Industries Inc.	154	4,158
Mobile Mini Inc.	833	26,448
Moog Inc., A	511	39,592
MSA Safety Inc.	602	56,751

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

National Presto Industries Inc.	84	9,821
[a] Nexeo Solutions Inc.	392	3,367
Omega Flex Inc.	56	3,028
[a] P.A.M. Transportation Services Inc.	28	1,103
Pitney Bowes Inc.	2,282	13,487
Preformed Line Products Co.	49	2,658
Quad/Graphics Inc.	511	6,295
Resources Connection Inc.	630	8,946
Rush Enterprises Inc., B	63	2,243
[a] SAIA Inc.	476	26,570
Simpson Manufacturing Co. Inc.	714	38,649
Standex International Corp.	203	13,638
Steelcase Inc., A	1,652	24,499
Systemax Inc.	147	3,512
Tennant Co.	301	15,685
[a] Trex Co. Inc.	959	56,926
[a] U.S. Xpress Enterprises Inc., A	175	982
UniFirst Corp.	245	35,052
Universal Logistics Holdings Inc.	140	2,533
[a] USA Truck Inc.	98	1,467
[a] Vicor Corp.	196	7,407
Watts Water Technologies Inc., A	413	26,651
Werner Enterprises Inc.	861	25,434
[a] Willdan Group Inc.	126	4,407
		1,418,258
Information Technology 12.7%
[a] A10 Networks Inc.	434	2,708
ADTRAN Inc.	658	7,067
[a] Aerohive Networks Inc.	287	936
[a] Alarm.com Holdings Inc.	364	18,881
[a] Altair Engineering Inc.	350	9,653
American Software Inc., A	483	5,047
[a] Avid Technology Inc.	504	2,394
Badger Meter Inc.	448	22,046
Cabot Microelectronics Corp.	413	39,380
[a] CACI International Inc., A	189	27,222
[a] Carbonite Inc.	448	11,316
[a] Casa Systems Inc.	231	3,033
[a] CEVA Inc.	329	7,268
[a] ChannelAdvisor Corp.	315	3,575
[a] Ciena Corp.	1,925	65,277
[a] Cirrus Logic Inc.	1,050	34,839
[a] CommVault Systems Inc.	784	46,327
[a] Control4 Corp.	434	7,638
CSG Systems International Inc.	623	19,793
Daktronics Inc.	602	4,455
[a] Dasan Zhone Solutions Inc.	42	584
[a] eGain Corp.	217	1,426
[a] Electro Scientific Industries Inc.	406	12,164
[a] ePlus Inc.	210	14,946
EVERTEC Inc.	987	28,327
[a] Five9 Inc.	742	32,440
Hackett Group Inc.	448	7,172
[a] I3 Verticals Inc., A	63	1,518
[a] Immersion Corp.	448	4,014
[a] Imperva Inc.	588	32,746
[a] Information Services Group Inc.	392	1,662
[a] Insight Enterprises Inc.	679	27,669
[a] Integrated Device Technology Inc.	1,036	50,173
InterDigital Inc.	658	43,711
[a] Iteris Inc.	350	1,306
J2 Global Inc.	791	54,880
[a] Majesco	49	347

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

ManTech International Corp., A	399	20,866
[a] MicroStrategy Inc.	147	18,779
[a] Mitek Systems Inc.	616	6,659
Monotype Imaging Holdings Inc.	791	12,276
[a] Napco Security Technologies Inc.	154	2,425
[a] New Relic Inc.	581	47,044
NIC Inc.	1,176	14,676
[a] Novanta Inc.	434	27,342
NVE Corp.	84	7,353
[a] PAR Technology Corp.	133	2,893
PC Connection Inc.	210	6,243
Plantronics Inc.	546	18,073
QAD Inc., A	161	6,332
[a] Qualys Inc.	588	43,947
[a] Rimini Street Inc.	84	433
[a] ScanSource Inc.	434	14,921
Science Applications International Corp.	616	39,239
[a] Silicon Laboratories Inc.	686	54,064
[a] SMART Global Holdings Inc.	126	3,742
[a] SPS Commerce Inc.	217	17,876
[a] Tenable Holdings Inc.	119	2,641
Travelport Worldwide Ltd.	1,932	30,178
Vishay Intertechnology Inc.	1,925	34,669
[a] Vishay Precision Group Inc.	140	4,232
[a] Workiva Inc.	427	15,325
[a] Zix Corp.	1,099	6,297
		1,112,465
Materials 1.3%
[b] Advanced Emissions Solutions Inc.	245	2,585
Greif Inc., A	420	15,586
Greif Inc., B	91	4,040
Innophos Holdings Inc.	301	7,384
Myers Industries Inc.	476	7,192
Quaker Chemical Corp.	98	17,416
Schweitzer-Mauduit International Inc.	490	12,275
Sensient Technologies Corp.	686	38,313
Valhi Inc.	308	594
Warrior Met Coal Inc.	539	12,995
		118,380
Real Estate 4.7%
Agree Realty Corp.	441	26,072
[a,b] Altisource Portfolio Solutions SA	154	3,463
Cedar Realty Trust Inc.	1,204	3,781
Chesapeake Lodging Trust	1,015	24,715
CoreCivic Inc.	1,568	27,957
First Industrial Realty Trust Inc.	1,568	45,253
Franklin Street Properties Corp.	1,981	12,342
Industrial Logistics Properties Trust	598	11,762
Lexington Realty Trust	3,745	30,746
LTC Properties Inc.	637	26,550
Monmouth Real Estate Investment Corp., A	1,113	13,801
National Health Investors Inc.	560	42,302
One Liberty Properties Inc.	245	5,934
PotlatchDeltic Corp.	798	25,249
Preferred Apartment Communities Inc., A	791	11,122
PS Business Parks Inc.	371	48,601
RE/MAX Holdings Inc., A	350	10,763
RPT Realty	1,477	17,650
Universal Health Realty Income Trust	98	6,014
Urstadt Biddle Properties, A	455	8,745

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2018 (unaudited) (continued)

Whitestone REIT	483	5,922
		408,744
Utilities 6.5%
American States Water Co.	679	45,520
Artesian Resources Corp., A	119	4,149
Avista Corp.	1,092	46,388
Black Hills Corp.	693	43,507
California Water Service Group	812	38,700
Clearway Energy Inc., A	588	9,949
Clearway Energy Inc., C	903	15,577
El Paso Electric Co.	672	33,687
Global Water Resources Inc.	119	1,207
IDACORP Inc.	749	69,702
MGE Energy Inc.	560	33,578
New Jersey Resources Corp.	1,309	59,782
NorthWestern Corp.	588	34,951
PNM Resources Inc.	1,001	41,131
SJW Group	252	14,016
Southwest Gas Holdings Inc.	812	62,118
[b] Spark Energy Inc., A	224	1,664
Unitil Corp.	245	12,407
		568,033
Total Investments before Short Term Investments (Cost $9,393,501)		8,759,703
Short Term Investments (Cost $71,443) 0.8%
Investments from Cash Collateral Received for Loaned Securities 0.8%
Money Market Funds 0.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	71,443	71,443

Total Investments (Cost $9,464,944) 100.5%		8,831,146

Other Assets, less Liabilities (0.5)%		(46,541)
Net Assets 100.0%		$8,784,605

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2018.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective May 30, 2018, the Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF. Effective October 9, 2018, the Trust began offering shares of Franklin FTSE Latin America ETF and Franklin FTSE Saudi Arabia ETF. Effective October 10, 2018, the Trust began offering shares of Franklin FTSE South Africa ETF. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Municipal Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty U.S. Low Volatility ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty Senior Loan ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following funds invested in derivatives during the period.

Franklin FTSE Asia ex Japan ETF –Futures
Franklin FTSE Brazil ETF – Futures
Franklin FTSE China ETF – Futures
Franklin FTSE Europe ETF – Futures
Franklin FTSE Europe Hedged ETF – Forwards, Futures
Franklin FTSE Hong Kong ETF – Futures
Franklin FTSE India ETF – Futures
Franklin FTSE Italy ETF – Futures
Franklin FTSE Japan ETF – Futures
Franklin FTSE Japan Hedged ETF – Forwards, Futures
Franklin FTSE South Korea ETF – Futures
Franklin FTSE Taiwan ETF – Futures
Franklin FTSE United Kingdom ETF – Futures
Franklin LibertyQ Emerging Markets ETF – Futures
Franklin LibertyQ Global Dividend ETF – Futures
Franklin LibertyQ Global Equity ETF – Futures
Franklin LibertyQ International Equity Hedged ETF – Forwards
Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe.In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At December 31, 2018, Franklin FTSE Russia ETF and Franklin LibertyQ Emerging Markets ETF had 99.3% and 11.8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares			Shares	Value at			Unrealized
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Appreciation
	of Period	Additions Reductions		Period	Period	Income	Gain (Loss) (Depreciation)
Franklin FTSE Europe Hedged ETF

Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	3,036,369	(2,847,768)	188,602	$188,602	$1,210	-	-

Franklin FTSE Japan ETF

Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	2,659,337	(2,544,990)	114,347	$114,347	$1,779	-	-
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	2,433,555	(981,095)	1,452,460	$1,452,460	$3,147	-	-
Total Affiliated Securities					$1,566,807	$4,926	$-	$-

Franklin FTSE Japan Hedged ETF

Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	2,350,120	(2,246,186)	103,934	$103,934	$312	-	-

Franklin FTSE South Korea ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	895,350	(727,230)	168,120	$168,120	$1,296	-	-

Franklin LibertyQ Emerging Markets ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	8,147,475	(8,147,475)	-	$-	$2,138	-	-

Franklin LibertyQ Global Dividend ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	27,000	227,698	(254,698)	-	$-	$176	$-	$-

Franklin LibertyQ Global Equity ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	-	20,325	(20,325)	-	$-	$52	$-	$-

Franklin LibertyQ U.S. Equity ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	5,200	2,132,215	(2,122,155)	15,260	$15,260	$3,194	$-	$-

Franklin LibertyQ U.S. Mid Cap Equity ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	305,850	933,025	(1,238,875)	-	$-	$125	$-	$-

Franklin LibertyQ U.S. Small Cap Equity ETF
						Income from
Non-Controlled Affiliates						securities loaned
Institutional Fiduciary Trust Money Market Portfolio 1.99%	12,950	891,836	(833,344)	71,443	$71,443	$1,070	$-	$-

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

         • Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
India	$1,882,564	$-	$2,773	$1,885,337
South Korea	2,379,492	-	230	2,379,722
Other Equity Investments [b]	11,436,974	-^	-	11,436,974
Total Investments in Securities	$15,699,030	$-	$3,003	$15,702,033
Other Financial Instruments:
Futures Contracts	$1,035	$-	$-	$1,035

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments	$8,819,829	$-	$-	$8,819,829

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,864,995	$-	$-	$18,864,995
Other Financial Instruments:
Futures Contracts	$1,807	$-	$-	$1,807

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments	$3,147,520	$-	$-	$3,147,520

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments	$32,778,112	$-	$ -	$32,778,112

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$66,600,295	$-	$ -	$66,600,295
Liabilities:
Other Financial Instruments:
Futures Contracts	$2,232	$-	$ -	$2,232

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,123,740	$-	$ -	$28,123,740
Short Term Investments	188,602	-	-	188,602
Total Investments in Securities	$28,312,342	$-	$ -	$28,312,342
Other Financial Instruments:
Forward Exchange Contracts	$-	$55,684	$ -	$55,684
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$193,871	$ -	$193,871
Futures Contracts	7,088	-	-	7,088
Total Other Financial Instruments	$7,088	$193,871	$ -	$200,959

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,149,382	$-	$ -	$2,149,382

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,849,743	$-	$ -	$3,849,743
Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments	$17,369,764	$-	$ -	$17,369,764

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments	$6,564,561	$-	$8,791	$6,573,352
Other Financial Instruments:
Futures Contracts	$245	$-	$-	$245

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments	$9,073,271	$-	$-	$9,073,271

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments	$257,772,680	$-	$-	$257,772,680
Short Term Investments	1,566,807	-	-	1,566,807
Total Investments in Securities	$259,339,487	$-	$-	$259,339,487

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments	$38,287,247	$-	$-	$38,287,247
Short Term Investments	103,934	-	-	103,934
Total Investments in Securities	$38,391,181	$-	$-	$38,391,181
Other Financial Instruments:
Forward Exchange Contracts	$-	$56,866	$-	$56,866
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$1,424,535	$-	$1,424,535
Futures Contracts	21,792	-	-	21,792
Total Other Financial Instruments	$21,792	$1,424,535	$-	$1,446,327

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,435,295	$-	$-	$2,435,295

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments	$3,117,621	$		- $	-	$3,117,621

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,298,154	$		- $	-	$10,298,154

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,428,533	$		- $	-	$2,428,533

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,585,329	$		- $	-	$2,585,329

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,125,832	$	- $	1,939		$18,127,771
Short Term Investments	168,120			-	-	168,120
Total Investments in Securities	$18,293,952	$	- $	1,939		$18,295,891
Other Financial Instruments:
Futures Contracts	$4,121	$		- $	-	$4,121

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,097,721	$		- $	-	$2,097,721

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments	$13,646,507	$		- $	-	$13,646,507

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments	$24,577,374	$-	$ -	$24,577,374
Other Financial Instruments:
Futures Contracts	$465	$-	$ -	$465

Franklin Liberty High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds	$-	$9,277,143	$ -	$9,277,143
Short Term Investments	-	134,992	-	134,992
Total Investments in Securities	$-	$9,412,135	$ -	$9,412,135

Franklin Liberty Intermediate Municipal Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$-	$7,189,254	$ -	$7,189,254

Franklin Liberty International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$-	$3,533,375	$ -	$3,533,375
Quasi-Sovereign and Corporate Bonds	-	456,914	-	456,914
Short Term Investments	-	164,990	-	164,990
Total Investments in Securities	$-	$4,155,279	$ -	$4,155,279

Franklin Liberty International Opportunities ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,535,546	$-	$ -	$9,535,546

Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds	$-	$16,452,456	$ -	$16,452,456
Short Term Investments	-	619,963	-	619,963
Total Investments in Securities	$-	$17,072,419	$ -	$17,072,419

Franklin Liberty Municipal Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$-	$7,261,755	$ -	$7,261,755

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities:[a]
Senior Floating Rate Interests	$-	$40,291,109	$ -	$40,291,109
Asset-Backed Securities	-	9,629,308	-	9,629,308
Short Term Investments	-	4,799,713	-	4,799,713
Total Investments in Securities	$-	$54,720,130	$ -	$54,720,130

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities:[a]
Equity Investments	$11,694,243	$-	$ -	$11,694,243

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$268,864,249	$-	$ -	$268,864,249
Other Financial Instruments:
Futures Contracts	$11,579	$-	$ -	$11,579

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,321,938	$-	$ -	$15,321,938
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,613	$-	$ -	$1,613

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,476,196	$-	$ -	$16,476,196
Liabilities:
Other Financial Instruments:
Futures Contracts	$618	$-	$ -	$618

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,698,281	$-	$ -	$6,698,281
Other Financial Instruments:
Forward Exchange Contracts	$-	$62,371	$ -	$62,371
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$66,804	$ -	$66,804

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$382,299,433	$-	$ -	$382,299,433
Short Term Investments	15,260	-	-	15,260
Total Investments in Securities	$382,314,693	$-	$ -	$382,314,693
Other Financial Instruments:
Futures Contracts	$38,097	$-	$ -	$38,097

Franklin LibertyQ U.S. Mid Cap Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$7,888,123	$-	$ -	$7,888,123

Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$8,759,703	$-	$ -	$8,759,703
Short Term Investments	71,443	-	-	71,443
Total Investments in Securities	$8,831,146	$-	$ -	$8,831,146

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks, management investment companies, as well as other equity interests.

^Includes securities determined to have no value at December 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

By /s/GASTON GARDEY________

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2019